Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.5%
Aptiv plc	407,343	35,703,614
BorgWarner, Inc.	327,994	12,398,173
Ford Motor Co.	6,185,543	58,948,225
General Motors Co.	2,089,364	84,284,944
Harley-Davidson, Inc.	247,963	8,872,116
		200,207,072

Banks 5.6%
Bank of America Corp.	13,949,899	427,982,901
BB&T Corp.	1,210,303	62,366,914
Citigroup, Inc.	3,648,126	259,600,646
Citizens Financial Group, Inc.	719,660	26,814,532
Comerica, Inc.	242,750	17,769,300
Fifth Third Bancorp	1,156,470	34,335,594
First Republic Bank	258,993	25,733,544
Huntington Bancshares, Inc.	1,636,968	23,326,794
JPMorgan Chase & Co.	5,116,835	593,552,860
KeyCorp	1,608,360	29,545,573
M&T Bank Corp.	214,526	35,235,895
People’s United Financial, Inc.	613,125	10,067,513
Regions Financial Corp.	1,619,805	25,803,494
SunTrust Banks, Inc.	700,941	46,682,671
SVB Financial Group *	82,434	19,122,215
The PNC Financial Services Group, Inc.	711,866	101,725,651
U.S. Bancorp	2,364,436	135,127,517
Wells Fargo & Co.	6,380,777	308,893,415
Zions Bancorp NA	293,323	13,220,068
		2,196,907,097

Capital Goods 6.5%
3M Co.	910,450	159,073,824
A.O. Smith Corp.	227,665	10,347,374
Allegion plc	147,685	15,291,305
AMETEK, Inc.	359,081	32,177,248
Arconic, Inc.	628,815	15,745,528
Caterpillar, Inc.	900,622	118,584,899
Cummins, Inc.	228,653	37,499,092
Deere & Co.	500,745	82,948,409
Dover Corp.	227,049	21,989,696
Eaton Corp. plc	663,536	54,536,024
Emerson Electric Co.	968,006	62,804,229
Fastenal Co.	895,932	27,594,706
Flowserve Corp.	203,421	10,177,153
Fortive Corp.	465,555	35,405,458
Fortune Brands Home & Security, Inc.	220,509	12,114,764
General Dynamics Corp.	428,278	79,634,011
General Electric Co.	13,771,007	143,907,023
Honeywell International, Inc.	1,148,416	198,055,823
Huntington Ingalls Industries, Inc.	65,102	14,862,787
Illinois Tool Works, Inc.	472,343	72,849,461
Ingersoll-Rand plc	379,386	46,914,873
Security	Number of Shares	Value ($)
Jacobs Engineering Group, Inc.	184,603	15,231,593
Johnson Controls International plc	1,257,785	53,380,395
L3Harris Technologies, Inc. *	348,966	72,445,342
Lockheed Martin Corp.	388,106	140,560,350
Masco Corp.	461,293	18,806,916
Northrop Grumman Corp.	267,507	92,442,394
PACCAR, Inc.	547,597	38,408,454
Parker-Hannifin Corp.	202,712	35,490,817
Pentair plc	247,801	9,617,157
Quanta Services, Inc.	224,425	8,397,983
Raytheon Co.	441,147	80,416,687
Rockwell Automation, Inc.	187,512	30,148,179
Roper Technologies, Inc.	163,125	59,320,406
Snap-on, Inc.	86,648	13,223,351
Stanley Black & Decker, Inc.	239,900	35,406,841
Textron, Inc.	373,133	18,395,457
The Boeing Co.	825,590	281,674,796
TransDigm Group, Inc. *	76,819	37,291,015
United Rentals, Inc. *	124,172	15,713,967
United Technologies Corp.	1,280,257	171,042,335
W.W. Grainger, Inc.	70,636	20,557,195
Wabtec Corp.	254,198	19,746,101
Xylem, Inc.	283,543	22,765,667
		2,542,997,085

Commercial & Professional Services 0.8%
Cintas Corp.	132,781	34,581,484
Copart, Inc. *	319,764	24,791,303
Equifax, Inc.	191,067	26,575,509
IHS Markit Ltd. *	573,674	36,956,079
Nielsen Holdings plc	559,325	12,953,967
Republic Services, Inc.	342,192	30,335,321
Robert Half International, Inc.	185,042	11,178,387
Rollins, Inc.	229,766	7,704,054
Verisk Analytics, Inc.	256,402	38,901,311
Waste Management, Inc.	616,206	72,096,102
		296,073,517

Consumer Durables & Apparel 1.1%
Capri Holdings Ltd. *	238,940	8,503,875
D.R. Horton, Inc.	540,462	24,823,420
Garmin Ltd.	194,999	15,324,971
Hanesbrands, Inc.	559,275	8,998,735
Hasbro, Inc.	181,356	21,973,093
Leggett & Platt, Inc.	207,237	8,283,263
Lennar Corp., Class A	447,584	21,291,571
Mohawk Industries, Inc. *	99,259	12,376,605
Newell Brands, Inc.	604,050	8,571,469
NIKE, Inc., Class B	1,982,072	170,517,654
PulteGroup, Inc.	401,926	12,664,688
PVH Corp.	118,314	10,520,481
Ralph Lauren Corp.	85,026	8,862,260
Tapestry, Inc.	453,028	14,012,156
Under Armour, Inc., Class A *	294,876	6,802,789
Under Armour, Inc., Class C *	303,892	6,181,163

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VF Corp.	516,386	45,126,973
Whirlpool Corp.	99,012	14,404,266
		419,239,432

Consumer Services 2.0%
Carnival Corp.	626,533	29,591,154
Chipotle Mexican Grill, Inc. *	38,551	30,668,477
Darden Restaurants, Inc.	193,228	23,488,796
H&R Block, Inc.	320,597	8,877,331
Hilton Worldwide Holdings, Inc.	462,386	44,643,368
Marriott International, Inc., Class A	436,283	60,669,514
McDonald’s Corp.	1,203,862	253,677,801
MGM Resorts International	798,766	23,978,955
Norwegian Cruise Line Holdings Ltd. *	340,971	16,857,606
Royal Caribbean Cruises Ltd.	272,040	31,649,134
Starbucks Corp.	1,911,339	180,984,690
Wynn Resorts Ltd.	151,706	19,732,399
Yum! Brands, Inc.	482,406	54,280,323
		779,099,548

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	80,700	6,923,253
American Express Co.	1,079,199	134,219,980
Ameriprise Financial, Inc.	209,854	30,535,856
Berkshire Hathaway, Inc., Class B *	3,058,034	628,211,925
BlackRock, Inc.	188,408	88,114,653
Capital One Financial Corp.	741,823	68,559,282
Cboe Global Markets, Inc.	179,120	19,579,607
CME Group, Inc.	563,809	109,615,746
Discover Financial Services	508,449	45,628,213
E*TRADE Financial Corp.	383,028	18,687,936
Franklin Resources, Inc.	461,424	15,056,265
Intercontinental Exchange, Inc.	888,429	78,057,372
Invesco Ltd.	627,020	12,032,514
Jefferies Financial Group, Inc.	411,579	8,778,980
MarketAxess Holdings, Inc.	59,080	19,912,323
Moody’s Corp.	260,567	55,849,931
Morgan Stanley	2,024,879	90,228,608
MSCI, Inc.	133,747	30,392,668
Nasdaq, Inc.	184,730	17,802,430
Northern Trust Corp.	342,045	33,520,410
Raymond James Financial, Inc.	202,033	16,298,002
S&P Global, Inc.	387,736	94,975,933
State Street Corp.	584,975	33,981,198
Synchrony Financial	994,404	35,679,216
T. Rowe Price Group, Inc.	373,600	42,362,504
The Bank of New York Mellon Corp.	1,385,219	64,994,475
The Charles Schwab Corp. (a)	1,866,056	80,650,940
The Goldman Sachs Group, Inc.	538,043	118,439,406
		1,999,089,626

Energy 4.9%
Anadarko Petroleum Corp.	793,599	58,456,502
Apache Corp.	585,488	14,297,617
Baker Hughes, a GE Co.	816,247	20,724,511
Cabot Oil & Gas Corp.	665,522	12,751,402
Chevron Corp.	3,006,984	370,189,800
Cimarex Energy Co.	166,881	8,455,860
Concho Resources, Inc.	317,383	31,001,971
ConocoPhillips	1,782,366	105,302,183
Devon Energy Corp.	649,141	17,526,807
Diamondback Energy, Inc.	242,000	25,030,060
EOG Resources, Inc.	915,430	78,589,665
Exxon Mobil Corp.	6,679,188	496,664,420
Halliburton Co.	1,383,506	31,820,638
Helmerich & Payne, Inc.	177,588	8,822,572
Security	Number of Shares	Value ($)
Hess Corp.	403,518	26,164,107
HollyFrontier Corp.	244,100	12,148,857
Kinder Morgan, Inc.	3,060,996	63,117,738
Marathon Oil Corp.	1,278,325	17,986,033
Marathon Petroleum Corp.	1,040,077	58,649,942
National Oilwell Varco, Inc.	618,924	14,742,770
Noble Energy, Inc.	754,234	16,653,487
Occidental Petroleum Corp.	1,174,077	60,300,595
ONEOK, Inc.	656,008	45,973,041
Phillips 66	658,836	67,570,220
Pioneer Natural Resources Co.	266,308	36,761,156
Schlumberger Ltd.	2,177,977	87,053,741
TechnipFMC plc	666,241	18,348,277
The Williams Cos., Inc.	1,912,288	47,118,776
Valero Energy Corp.	658,295	56,119,649
		1,908,342,397

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	694,443	191,409,324
Sysco Corp.	745,271	51,103,233
The Kroger Co.	1,265,950	26,787,502
Walgreens Boots Alliance, Inc.	1,226,562	66,835,363
Walmart, Inc.	2,207,610	243,675,992
		579,811,414

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	2,956,115	139,144,333
Archer-Daniels-Midland Co.	886,159	36,403,412
Brown-Forman Corp., Class B	264,311	14,486,886
Campbell Soup Co.	299,434	12,378,601
ConAgra Brands, Inc.	759,770	21,934,560
Constellation Brands, Inc., Class A	262,777	51,719,769
General Mills, Inc.	939,599	49,902,103
Hormel Foods Corp.	426,861	17,497,032
Kellogg Co.	392,190	22,833,302
Lamb Weston Holdings, Inc.	229,955	15,434,580
McCormick & Co., Inc. — Non Voting Shares	192,130	30,460,290
Molson Coors Brewing Co., Class B	301,099	16,256,335
Mondelez International, Inc., Class A	2,270,183	121,432,089
Monster Beverage Corp. *	617,634	39,818,864
PepsiCo, Inc.	2,212,458	282,774,257
Philip Morris International, Inc.	2,456,599	205,396,242
The Coca-Cola Co.	6,059,293	318,900,590
The Hershey Co.	220,305	33,429,081
The JM Smucker Co.	178,140	19,807,387
The Kraft Heinz Co.	985,572	31,548,160
Tyson Foods, Inc., Class A	462,007	36,729,556
		1,518,287,429

Health Care Equipment & Services 6.4%
Abbott Laboratories	2,787,126	242,758,675
ABIOMED, Inc. *	70,618	19,671,350
Align Technology, Inc. *	115,091	24,063,226
AmerisourceBergen Corp.	243,901	21,255,972
Anthem, Inc.	405,215	119,380,391
Baxter International, Inc.	745,850	62,629,024
Becton, Dickinson & Co.	425,030	107,447,584
Boston Scientific Corp. *	2,191,840	93,065,526
Cardinal Health, Inc.	465,761	21,299,251
Centene Corp. *	653,211	34,025,761
Cerner Corp.	517,452	37,075,436
Cigna Corp. *	597,966	101,606,383
CVS Health Corp.	2,046,432	114,334,156
Danaher Corp.	995,654	139,889,387
DaVita, Inc. *	199,413	11,934,868

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DENTSPLY SIRONA, Inc.	365,745	19,914,815
Edwards Lifesciences Corp. *	329,568	70,148,549
HCA Healthcare, Inc.	423,603	56,555,236
Henry Schein, Inc. *	235,266	15,654,600
Hologic, Inc. *	419,355	21,491,944
Humana, Inc.	212,484	63,054,627
IDEXX Laboratories, Inc. *	135,728	38,282,082
Intuitive Surgical, Inc. *	181,968	94,534,196
Laboratory Corp. of America Holdings *	154,241	25,838,452
McKesson Corp.	300,151	41,705,981
Medtronic plc	2,117,587	215,866,819
Quest Diagnostics, Inc.	210,212	21,458,441
ResMed, Inc.	224,620	28,908,594
Stryker Corp.	487,938	102,359,634
Teleflex, Inc.	73,053	24,819,026
The Cooper Cos., Inc.	78,342	26,432,591
UnitedHealth Group, Inc.	1,500,405	373,615,849
Universal Health Services, Inc., Class B	133,314	20,111,750
Varian Medical Systems, Inc. *	142,171	16,686,610
WellCare Health Plans, Inc. *	79,672	22,885,782
Zimmer Biomet Holdings, Inc.	323,181	43,671,449
		2,494,434,017

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	389,483	29,382,598
Colgate-Palmolive Co.	1,353,376	97,091,194
Coty, Inc., Class A	469,771	5,125,202
Kimberly-Clark Corp.	541,766	73,490,558
The Clorox Co.	200,565	32,611,869
The Estee Lauder Cos., Inc., Class A	346,027	63,734,713
The Procter & Gamble Co.	3,956,659	467,044,028
		768,480,162

Insurance 2.5%
Aflac, Inc.	1,174,408	61,820,837
American International Group, Inc.	1,370,151	76,714,754
Aon plc	379,291	71,780,822
Arthur J. Gallagher & Co.	292,546	26,454,935
Assurant, Inc.	98,808	11,200,875
Chubb Ltd.	720,601	110,136,657
Cincinnati Financial Corp.	240,996	25,866,101
Everest Re Group Ltd.	65,104	16,057,250
Lincoln National Corp.	323,677	21,149,055
Loews Corp.	421,372	22,560,257
Marsh & McLennan Cos., Inc.	805,666	79,599,801
MetLife, Inc.	1,498,326	74,047,271
Principal Financial Group, Inc.	404,520	23,478,341
Prudential Financial, Inc.	640,532	64,892,297
The Allstate Corp.	525,898	56,481,445
The Hartford Financial Services Group, Inc.	569,542	32,822,705
The Progressive Corp.	922,186	74,678,622
The Travelers Cos., Inc.	411,901	60,392,925
Torchmark Corp.	157,794	14,409,748
Unum Group	337,415	10,780,409
Willis Towers Watson plc	204,367	39,896,526
		975,221,633

Materials 2.7%
Air Products & Chemicals, Inc.	347,131	79,239,593
Albemarle Corp.	169,005	12,330,605
Amcor plc *	2,573,825	27,282,545
Avery Dennison Corp.	133,931	15,384,654
Ball Corp.	532,792	38,083,972
Celanese Corp.	200,629	22,504,555
CF Industries Holdings, Inc.	351,697	17,430,103
Security	Number of Shares	Value ($)
Corteva, Inc. *	1,176,103	34,695,039
Dow, Inc. *	1,175,941	56,962,582
DuPont de Nemours, Inc.	1,181,728	85,273,493
Eastman Chemical Co.	219,489	16,538,496
Ecolab, Inc.	400,018	80,695,631
FMC Corp.	210,939	18,229,349
Freeport-McMoRan, Inc.	2,269,365	25,099,177
International Flavors & Fragrances, Inc.	161,165	23,206,148
International Paper Co.	626,774	27,521,646
Linde plc	856,262	163,785,795
LyondellBasell Industries N.V., Class A	432,818	36,222,539
Martin Marietta Materials, Inc.	99,527	24,657,814
Newmont Goldcorp Corp.	1,288,488	47,055,582
Nucor Corp.	479,023	26,049,271
Packaging Corp. of America	148,727	15,016,965
PPG Industries, Inc.	372,344	43,709,462
Sealed Air Corp.	242,598	10,138,171
The Mosaic Co.	554,270	13,962,061
The Sherwin-Williams Co.	127,757	65,544,451
Vulcan Materials Co.	209,161	28,937,424
WestRock Co.	403,022	14,528,943
		1,070,086,066

Media & Entertainment 8.3%
Activision Blizzard, Inc.	1,203,596	58,663,269
Alphabet, Inc., Class A *	472,405	575,483,771
Alphabet, Inc., Class C *	483,485	588,246,530
CBS Corp., Class B — Non Voting Shares	552,616	28,465,250
Charter Communications, Inc., Class A *	271,082	104,469,581
Comcast Corp., Class A	7,143,381	308,379,758
Discovery, Inc., Class A *	258,278	7,828,406
Discovery, Inc., Class C *	567,065	16,013,916
DISH Network Corp., Class A *	367,082	12,429,397
Electronic Arts, Inc. *	469,009	43,383,332
Facebook, Inc., Class A *	3,790,598	736,247,850
Fox Corp., Class A	556,392	20,764,549
Fox Corp., Class B *	263,553	9,804,172
Netflix, Inc. *	689,933	222,841,460
News Corp., Class A	622,032	8,185,941
News Corp., Class B	205,200	2,761,992
Omnicom Group, Inc.	344,806	27,660,337
Take-Two Interactive Software, Inc. *	176,645	21,642,545
The Interpublic Group of Cos., Inc.	605,365	13,874,966
The Walt Disney Co.	2,753,635	393,797,341
TripAdvisor, Inc. *	167,462	7,393,447
Twitter, Inc. *	1,149,271	48,625,656
Viacom, Inc., Class B	566,777	17,201,682
		3,274,165,148

Pharmaceuticals, Biotechnology & Life Sciences 7.4%
AbbVie, Inc.	2,334,495	155,524,057
Agilent Technologies, Inc.	502,849	34,902,749
Alexion Pharmaceuticals, Inc. *	353,857	40,088,459
Allergan plc	485,570	77,933,985
Amgen, Inc.	960,909	179,286,401
Biogen, Inc. *	305,713	72,704,666
Bristol-Myers Squibb Co.	2,576,931	114,441,506
Celgene Corp. *	1,111,110	102,066,565
Eli Lilly & Co.	1,364,701	148,684,174
Gilead Sciences, Inc.	2,003,293	131,255,757
Illumina, Inc. *	231,679	69,360,059
Incyte Corp. *	278,123	23,618,205
IQVIA Holdings, Inc. *	247,659	39,419,883
Johnson & Johnson	4,189,724	545,585,859
Merck & Co., Inc.	4,064,123	337,281,568
Mettler-Toledo International, Inc. *	39,149	29,626,006
Mylan N.V. *	805,993	16,845,254

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nektar Therapeutics *	271,184	7,717,897
PerkinElmer, Inc.	173,504	14,942,164
Perrigo Co., plc	195,020	10,533,030
Pfizer, Inc.	8,764,331	340,406,616
Regeneron Pharmaceuticals, Inc. *	125,112	38,129,133
Thermo Fisher Scientific, Inc.	631,860	175,454,885
Vertex Pharmaceuticals, Inc. *	402,312	67,033,225
Waters Corp. *	109,078	22,967,464
Zoetis, Inc.	754,316	86,663,365
		2,882,472,932

Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	179,368	26,252,300
American Tower Corp.	696,012	147,290,059
Apartment Investment & Management Co., Class A	234,561	11,620,152
AvalonBay Communities, Inc.	218,787	45,680,538
Boston Properties, Inc.	242,350	32,220,432
CBRE Group, Inc., Class A *	489,684	25,958,149
Crown Castle International Corp.	657,954	87,678,950
Digital Realty Trust, Inc.	327,896	37,498,187
Duke Realty Corp.	561,673	18,720,561
Equinix, Inc.	132,606	66,581,473
Equity Residential	583,075	45,998,787
Essex Property Trust, Inc.	103,951	31,416,071
Extra Space Storage, Inc.	202,063	22,709,861
Federal Realty Investment Trust	120,359	15,888,592
HCP, Inc.	749,080	23,918,124
Host Hotels & Resorts, Inc.	1,177,022	20,468,413
Iron Mountain, Inc.	462,101	13,590,390
Kimco Realty Corp.	658,414	12,648,133
Mid-America Apartment Communities, Inc.	181,581	21,397,505
Prologis, Inc.	994,209	80,143,187
Public Storage	236,811	57,488,238
Realty Income Corp.	499,689	34,583,476
Regency Centers Corp.	263,495	17,575,117
SBA Communications Corp. *	179,418	44,030,971
Simon Property Group, Inc.	485,694	78,779,567
SL Green Realty Corp.	131,590	10,669,317
The Macerich Co.	167,679	5,541,791
UDR, Inc.	443,479	20,426,643
Ventas, Inc.	579,532	38,996,708
Vornado Realty Trust	276,458	17,781,779
Welltower, Inc.	639,617	53,164,965
Weyerhaeuser Co.	1,169,598	29,719,485
		1,196,437,921

Retailing 6.5%
Advance Auto Parts, Inc.	112,678	16,973,814
Amazon.com, Inc. *	652,491	1,218,057,149
AutoZone, Inc. *	38,464	43,196,611
Best Buy Co., Inc.	370,518	28,355,743
Booking Holdings, Inc. *	68,169	128,608,317
CarMax, Inc. *	265,191	23,273,162
Dollar General Corp.	407,780	54,650,676
Dollar Tree, Inc. *	372,934	37,946,034
eBay, Inc.	1,294,501	53,320,496
Expedia Group, Inc.	217,982	28,934,931
Foot Locker, Inc.	176,800	7,259,408
Genuine Parts Co.	231,881	22,520,283
Kohl’s Corp.	252,196	13,583,277
L Brands, Inc.	367,808	9,544,618
LKQ Corp. *	496,629	13,374,219
Lowe’s Cos., Inc.	1,233,356	125,062,298
Macy’s, Inc.	492,092	11,185,251
Nordstrom, Inc.	167,165	5,534,833
Security	Number of Shares	Value ($)
O'Reilly Automotive, Inc. *	122,726	46,729,152
Ross Stores, Inc.	579,757	61,471,635
Target Corp.	807,900	69,802,560
The Gap, Inc.	332,179	6,477,490
The Home Depot, Inc.	1,736,325	371,035,289
The TJX Cos., Inc.	1,910,532	104,238,626
Tiffany & Co.	174,048	16,346,588
Tractor Supply Co.	191,013	20,784,124
Ulta Salon, Cosmetics & Fragrance, Inc. *	87,100	30,419,675
		2,568,686,259

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	1,402,615	42,709,627
Analog Devices, Inc.	583,080	68,488,577
Applied Materials, Inc.	1,476,465	72,893,077
Broadcom, Inc.	624,685	181,152,403
Intel Corp.	7,064,350	357,102,892
KLA Corp.	253,383	34,541,170
Lam Research Corp.	235,050	49,033,780
Maxim Integrated Products, Inc.	426,340	25,235,065
Microchip Technology, Inc.	375,261	35,432,144
Micron Technology, Inc. *	1,752,258	78,658,862
NVIDIA Corp.	959,261	161,846,516
Qorvo, Inc. *	186,824	13,692,331
QUALCOMM, Inc.	1,919,729	140,447,374
Skyworks Solutions, Inc.	272,632	23,250,057
Texas Instruments, Inc.	1,479,523	184,955,170
Xilinx, Inc.	400,311	45,719,519
		1,515,158,564

Software & Services 12.2%
Accenture plc, Class A	1,006,871	193,903,217
Adobe, Inc. *	770,380	230,235,767
Akamai Technologies, Inc. *	260,157	22,927,636
Alliance Data Systems Corp.	71,700	11,251,164
ANSYS, Inc. *	132,941	27,002,976
Autodesk, Inc. *	345,207	53,910,977
Automatic Data Processing, Inc.	685,207	114,100,670
Broadridge Financial Solutions, Inc.	183,084	23,273,638
Cadence Design Systems, Inc. *	444,991	32,889,285
Citrix Systems, Inc.	200,746	18,918,303
Cognizant Technology Solutions Corp., Class A	898,559	58,532,133
DXC Technology Co.	420,559	23,454,575
Fidelity National Information Services, Inc.	965,247	128,619,163
Fiserv, Inc. *	898,948	94,776,088
FleetCor Technologies, Inc. *	136,963	38,920,776
Fortinet, Inc. *	226,167	18,163,472
Gartner, Inc. *	143,092	19,937,008
Global Payments, Inc.	246,366	41,369,779
International Business Machines Corp.	1,399,311	207,433,863
Intuit, Inc.	408,361	113,242,589
Jack Henry & Associates, Inc.	120,557	16,841,813
Mastercard, Inc., Class A	1,418,331	386,168,981
Microsoft Corp.	12,089,488	1,647,434,530
Oracle Corp.	3,828,628	215,551,756
Paychex, Inc.	505,759	42,003,285
PayPal Holdings, Inc. *	1,854,018	204,683,587
salesforce.com, Inc. *	1,223,230	188,989,035
Symantec Corp.	969,911	20,911,281
Synopsys, Inc. *	236,468	31,393,492
The Western Union Co.	683,883	14,361,543
Total System Services, Inc.	257,715	34,977,080

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
VeriSign, Inc. *	164,683	34,762,934
Visa, Inc., Class A	2,743,676	488,374,328
		4,799,316,724

Technology Hardware & Equipment 5.8%
Amphenol Corp., Class A	474,430	44,273,808
Apple, Inc.	6,896,637	1,469,259,547
Arista Networks, Inc. *	83,492	22,830,887
Cisco Systems, Inc.	6,755,955	374,279,907
Corning, Inc.	1,232,953	37,913,305
F5 Networks, Inc. *	93,982	13,789,039
FLIR Systems, Inc.	217,551	10,803,583
Hewlett Packard Enterprise Co.	2,099,168	30,165,044
HP, Inc.	2,379,911	50,073,327
IPG Photonics Corp. *	55,795	7,309,703
Juniper Networks, Inc.	544,995	14,725,765
Keysight Technologies, Inc. *	298,110	26,686,807
Motorola Solutions, Inc.	259,043	42,990,775
NetApp, Inc.	385,463	22,545,731
Seagate Technology plc	393,530	18,224,374
TE Connectivity Ltd.	530,653	49,032,337
Western Digital Corp.	464,075	25,009,002
Xerox Corp.	309,133	9,923,169
		2,269,836,110

Telecommunication Services 2.1%
AT&T, Inc.	11,514,478	392,067,976
CenturyLink, Inc.	1,517,814	18,350,371
T-Mobile US, Inc. *	497,734	39,684,332
Verizon Communications, Inc.	6,524,025	360,582,862
		810,685,541

Transportation 2.0%
Alaska Air Group, Inc.	196,980	12,480,653
American Airlines Group, Inc.	625,978	19,098,589
C.H. Robinson Worldwide, Inc.	212,851	17,822,014
CSX Corp.	1,212,541	85,362,886
Delta Air Lines, Inc.	940,376	57,400,551
Expeditors International of Washington, Inc.	268,111	20,470,275
FedEx Corp.	378,472	64,540,830
JB Hunt Transport Services, Inc.	136,868	14,011,177
Kansas City Southern	158,035	19,555,251
Norfolk Southern Corp.	421,168	80,493,628
Southwest Airlines Co.	773,834	39,875,666
Union Pacific Corp.	1,116,472	200,909,137
United Airlines Holdings, Inc. *	347,667	31,954,074
United Parcel Service, Inc., Class B	1,098,372	131,222,503
		795,197,234

Utilities 3.2%
AES Corp.	1,057,993	17,763,702
Alliant Energy Corp.	374,087	18,532,270
Ameren Corp.	387,650	29,341,228
Security	Number of Shares	Value ($)
American Electric Power Co., Inc.	775,492	68,095,953
American Water Works Co., Inc.	282,828	32,462,998
Atmos Energy Corp.	182,699	19,921,499
CenterPoint Energy, Inc.	795,970	23,091,090
CMS Energy Corp.	450,078	26,203,541
Consolidated Edison, Inc.	517,167	43,938,508
Dominion Energy, Inc.	1,263,600	93,872,844
DTE Energy Co.	287,441	36,536,625
Duke Energy Corp.	1,145,611	99,347,386
Edison International	557,244	41,536,968
Entergy Corp.	301,327	31,826,158
Evergy, Inc.	382,846	23,158,355
Eversource Energy	503,466	38,192,931
Exelon Corp.	1,531,351	69,002,676
FirstEnergy Corp.	795,246	34,966,967
NextEra Energy, Inc.	756,905	156,808,009
NiSource, Inc.	600,306	17,823,085
NRG Energy, Inc.	430,703	14,704,200
Pinnacle West Capital Corp.	176,617	16,111,003
PPL Corp.	1,139,905	33,775,385
Public Service Enterprise Group, Inc.	797,395	45,571,124
Sempra Energy	431,528	58,441,837
The Southern Co.	1,638,447	92,080,721
WEC Energy Group, Inc.	497,860	42,547,116
Xcel Energy, Inc.	812,876	48,455,538
		1,274,109,717
Total Common Stock
(Cost $19,697,514,211)		39,134,342,645
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Australia & New Zealand Banking Group Ltd.
1.75%, 08/01/19 (b)	27,000,000	27,000,000
Barclays Capital, Inc.
1.75%, 08/01/19 (b)	12,100,000	12,100,000
Total Short-Term Investments
(Cost $39,100,000)		39,100,000

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	325	48,462,375	(538,189)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received
The Charles Schwab Corp.	$82,639,619	$4,319,892	($897,390)	($245,703)	($5,165,478)	$80,650,940	1,866,056	$858,994

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$39,134,342,645	$—	$—	$39,134,342,645
Short-Term Investments[1]	—	39,100,000	—	39,100,000
Liabilities
Futures Contracts[2]	(538,189)	—	—	(538,189)
Total	$39,133,804,456	$39,100,000	$—	$39,172,904,456
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Aptiv plc	86,927	7,619,151
Autoliv, Inc.	29,075	2,097,761
BorgWarner, Inc.	69,371	2,622,224
Ford Motor Co.	1,314,786	12,529,910
General Motors Co.	442,561	17,852,911
Gentex Corp.	86,642	2,375,724
Harley-Davidson, Inc.	53,311	1,907,468
Lear Corp.	20,885	2,647,800
Tesla, Inc. *(a)	46,288	11,183,644
The Goodyear Tire & Rubber Co.	78,523	1,078,121
Thor Industries, Inc.	17,465	1,040,914
		62,955,628

Banks 5.5%
Associated Banc-Corp.	56,121	1,216,142
Bank of America Corp.	2,965,880	90,993,198
Bank OZK	41,499	1,269,039
BankUnited, Inc.	32,932	1,133,190
BB&T Corp.	256,899	13,238,005
BOK Financial Corp.	10,599	886,924
CIT Group, Inc.	32,355	1,635,545
Citigroup, Inc.	775,449	55,180,951
Citizens Financial Group, Inc.	153,734	5,728,129
Comerica, Inc.	51,755	3,788,466
Commerce Bancshares, Inc.	32,860	1,998,874
Cullen/Frost Bankers, Inc.	20,969	1,990,797
East West Bancorp, Inc.	48,273	2,317,587
Essent Group Ltd. *	32,857	1,516,679
F.N.B. Corp.	108,393	1,306,136
Fifth Third Bancorp	244,068	7,246,379
First Citizens BancShares, Inc., Class A	2,908	1,358,094
First Financial Bankshares, Inc.	45,227	1,481,184
First Hawaiian, Inc.	31,231	835,742
First Horizon National Corp.	106,162	1,741,057
First Republic Bank	55,073	5,472,053
Glacier Bancorp, Inc.	28,293	1,185,760
Hancock Whitney Corp.	29,028	1,205,243
Huntington Bancshares, Inc.	349,348	4,978,209
IBERIABANK Corp.	18,292	1,437,202
Investors Bancorp, Inc.	75,440	856,998
JPMorgan Chase & Co.	1,087,969	126,204,404
KeyCorp	336,979	6,190,304
LendingTree, Inc. *	2,535	817,639
M&T Bank Corp.	45,865	7,533,326
MGIC Investment Corp. *	118,705	1,525,359
New York Community Bancorp, Inc.	156,892	1,808,965
PacWest Bancorp	40,166	1,551,613
People’s United Financial, Inc.	130,699	2,146,078
Pinnacle Financial Partners, Inc.	24,309	1,476,529
Popular, Inc.	32,454	1,868,052
Prosperity Bancshares, Inc.	22,050	1,530,049
Radian Group, Inc.	69,736	1,589,981
Security	Number of Shares	Value ($)
Regions Financial Corp.	339,811	5,413,189
Signature Bank	18,402	2,345,519
Sterling Bancorp	70,830	1,547,635
SunTrust Banks, Inc.	148,870	9,914,742
SVB Financial Group *	17,585	4,079,192
Synovus Financial Corp.	52,957	2,021,369
TFS Financial Corp.	16,400	294,544
The PNC Financial Services Group, Inc.	151,364	21,629,916
U.S. Bancorp	502,220	28,701,873
UMB Financial Corp.	15,227	1,039,395
Umpqua Holdings Corp.	73,204	1,278,142
United Bankshares, Inc.	33,952	1,276,256
Valley National Bancorp	111,634	1,245,835
Webster Financial Corp.	30,730	1,567,230
Wells Fargo & Co.	1,356,209	65,654,078
Western Alliance Bancorp *	32,475	1,605,564
Wintrust Financial Corp.	18,766	1,342,520
Zions Bancorp NA	61,173	2,757,067
		519,953,948

Capital Goods 6.7%
3M Co.	193,399	33,790,673
A.O. Smith Corp.	47,353	2,152,194
Acuity Brands, Inc.	13,338	1,790,226
AECOM *	52,049	1,871,162
AGCO Corp.	21,477	1,653,729
Air Lease Corp.	34,403	1,437,701
Allegion plc	31,590	3,270,829
Allison Transmission Holdings, Inc.	40,203	1,847,328
AMETEK, Inc.	76,010	6,811,256
Arconic, Inc.	134,825	3,376,018
BWX Technologies, Inc.	31,962	1,723,071
Carlisle Cos., Inc.	19,149	2,761,477
Caterpillar, Inc.	191,899	25,267,341
Crane Co.	16,966	1,420,054
Cummins, Inc.	48,419	7,940,716
Curtiss-Wright Corp.	14,280	1,812,275
Deere & Co.	106,506	17,642,719
Donaldson Co., Inc.	42,752	2,135,462
Dover Corp.	48,474	4,694,707
Eaton Corp. plc	141,696	11,645,994
EMCOR Group, Inc.	18,661	1,574,802
Emerson Electric Co.	205,567	13,337,187
EnerSys	14,387	979,899
Fastenal Co.	191,351	5,893,611
Flowserve Corp.	43,779	2,190,263
Fluor Corp.	46,510	1,512,040
Fortive Corp.	98,479	7,489,328
Fortune Brands Home & Security, Inc.	46,949	2,579,378
Gardner Denver Holdings, Inc. *	42,532	1,402,280
Gates Industrial Corp. plc *	14,417	158,299
Generac Holdings, Inc. *	20,749	1,500,153
General Dynamics Corp.	91,099	16,938,948
General Electric Co.	2,926,095	30,577,693
Graco, Inc.	55,281	2,657,910
GrafTech International Ltd.	18,736	214,527

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HD Supply Holdings, Inc. *	57,337	2,322,722
HEICO Corp.	13,900	1,900,825
HEICO Corp., Class A	24,022	2,531,679
Hexcel Corp.	28,336	2,316,751
Honeywell International, Inc.	244,163	42,108,351
Hubbell, Inc.	18,262	2,371,869
Huntington Ingalls Industries, Inc.	13,880	3,168,804
IDEX Corp.	25,348	4,264,041
Illinois Tool Works, Inc.	100,599	15,515,384
Ingersoll-Rand plc	81,002	10,016,707
ITT, Inc.	29,201	1,822,726
Jacobs Engineering Group, Inc.	38,531	3,179,193
Johnson Controls International plc	267,042	11,333,262
L3Harris Technologies, Inc. *	73,928	15,347,453
Lennox International, Inc.	11,848	3,038,775
Lincoln Electric Holdings, Inc.	21,115	1,784,640
Lockheed Martin Corp.	82,468	29,867,436
Masco Corp.	98,443	4,013,521
MasTec, Inc. *	21,162	1,086,034
MSC Industrial Direct Co., Inc., Class A	15,524	1,102,980
Nordson Corp.	17,245	2,442,927
Northrop Grumman Corp.	56,970	19,687,123
nVent Electric plc	53,897	1,336,107
Oshkosh Corp.	23,408	1,956,207
Owens Corning	36,604	2,123,032
PACCAR, Inc.	115,966	8,133,855
Parker-Hannifin Corp.	43,253	7,572,735
Pentair plc	52,618	2,042,105
Proto Labs, Inc. *	9,191	956,783
Quanta Services, Inc.	47,141	1,764,016
Raytheon Co.	93,478	17,040,105
RBC Bearings, Inc. *	8,292	1,349,025
Rockwell Automation, Inc.	39,981	6,428,145
Roper Technologies, Inc.	34,839	12,669,202
Sensata Technologies Holding plc *	54,876	2,602,769
Snap-on, Inc.	18,592	2,837,325
Spirit AeroSystems Holdings, Inc., Class A	35,244	2,708,149
Stanley Black & Decker, Inc.	50,607	7,469,087
Teledyne Technologies, Inc. *	12,106	3,526,236
Textron, Inc.	78,415	3,865,859
The Boeing Co.	175,569	59,900,631
The Middleby Corp. *	18,675	2,509,547
The Timken Co.	22,955	1,049,273
The Toro Co.	35,498	2,584,964
TransDigm Group, Inc. *	16,414	7,968,012
Trex Co., Inc. *	19,670	1,608,023
United Rentals, Inc. *	26,591	3,365,091
United Technologies Corp.	272,151	36,359,374
W.W. Grainger, Inc.	15,072	4,386,404
WABCO Holdings, Inc. *	17,177	2,274,407
Wabtec Corp.	54,278	4,216,315
Watsco, Inc.	10,729	1,744,750
Woodward, Inc.	18,687	2,093,691
Xylem, Inc.	60,045	4,821,013
		626,536,690

Commercial & Professional Services 0.9%
ADT, Inc. (a)	37,530	238,315
Cintas Corp.	28,321	7,375,921
Copart, Inc. *	67,755	5,253,045
CoStar Group, Inc. *	12,261	7,545,419
Equifax, Inc.	40,357	5,613,255
IAA, Inc. *	44,407	2,076,027
IHS Markit Ltd. *	122,309	7,879,146
Insperity, Inc.	12,459	1,325,015
KAR Auction Services, Inc.	44,407	1,187,443
ManpowerGroup, Inc.	20,176	1,843,078
MSA Safety, Inc.	11,702	1,232,806
Security	Number of Shares	Value ($)
Nielsen Holdings plc	118,804	2,751,501
Republic Services, Inc.	72,082	6,390,069
Robert Half International, Inc.	39,799	2,404,258
Rollins, Inc.	49,273	1,652,124
Stericycle, Inc. *	28,450	1,307,562
The Brink’s Co.	16,696	1,505,311
TransUnion	62,835	5,202,110
Verisk Analytics, Inc.	55,017	8,347,179
Waste Management, Inc.	131,087	15,337,179
		86,466,763

Consumer Durables & Apparel 1.2%
Brunswick Corp.	29,031	1,427,164
Capri Holdings Ltd. *	51,002	1,815,161
Carter’s, Inc.	15,244	1,417,997
Columbia Sportswear Co.	9,818	1,040,512
D.R. Horton, Inc.	113,628	5,218,934
Deckers Outdoor Corp. *	9,744	1,522,792
Garmin Ltd.	40,564	3,187,925
Hanesbrands, Inc.	120,823	1,944,042
Hasbro, Inc.	38,703	4,689,256
Kontoor Brands, Inc. *	14,352	420,944
Leggett & Platt, Inc.	43,800	1,750,686
Lennar Corp., Class A	95,612	4,548,263
lululemon Athletica, Inc. *	35,274	6,740,509
Mattel, Inc. *	115,930	1,692,578
Mohawk Industries, Inc. *	20,544	2,561,631
Newell Brands, Inc.	130,002	1,844,728
NIKE, Inc., Class B	421,656	36,275,066
NVR, Inc. *	1,137	3,802,287
Polaris Industries, Inc.	19,133	1,811,321
PulteGroup, Inc.	85,250	2,686,228
PVH Corp.	25,313	2,250,832
Ralph Lauren Corp.	17,633	1,837,888
Skechers U.S.A., Inc., Class A *	44,618	1,692,807
Tapestry, Inc.	96,941	2,998,385
Toll Brothers, Inc.	44,829	1,612,499
Under Armour, Inc., Class A *	63,104	1,455,809
Under Armour, Inc., Class C *	64,030	1,302,370
VF Corp.	109,260	9,548,231
Whirlpool Corp.	21,271	3,094,505
		112,191,350

Consumer Services 2.3%
Aramark	82,297	2,978,328
Bright Horizons Family Solutions, Inc. *	19,593	2,979,507
Caesars Entertainment Corp. *	194,788	2,306,290
Carnival Corp.	133,841	6,321,310
Chegg, Inc. *	35,795	1,607,911
Chipotle Mexican Grill, Inc. *	8,139	6,474,819
Choice Hotels International, Inc.	11,759	1,009,040
Churchill Downs, Inc.	11,834	1,415,938
Cracker Barrel Old Country Store, Inc.	8,038	1,396,281
Darden Restaurants, Inc.	41,287	5,018,848
Domino’s Pizza, Inc.	13,720	3,354,952
Dunkin’ Brands Group, Inc.	27,592	2,211,775
Eldorado Resorts, Inc. *	21,730	980,458
Grand Canyon Education, Inc. *	16,119	1,753,264
H&R Block, Inc.	68,706	1,902,469
Hilton Worldwide Holdings, Inc.	97,908	9,453,017
Las Vegas Sands Corp.	121,890	7,367,032
Marriott International, Inc., Class A	92,748	12,897,537
Marriott Vacations Worldwide Corp.	13,123	1,341,564
McDonald’s Corp.	256,189	53,984,146
MGM Resorts International	170,474	5,117,629
Norwegian Cruise Line Holdings Ltd. *	72,737	3,596,117
Planet Fitness, Inc., Class A *	27,952	2,198,704

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Royal Caribbean Cruises Ltd.	57,345	6,671,517
Service Corp. International	60,607	2,796,407
ServiceMaster Global Holdings, Inc. *	45,364	2,414,726
Six Flags Entertainment Corp.	23,849	1,259,943
Starbucks Corp.	406,425	38,484,383
Texas Roadhouse, Inc.	22,572	1,246,652
The Wendy’s Co.	61,568	1,119,922
Vail Resorts, Inc.	13,483	3,323,829
Wyndham Destinations, Inc.	31,580	1,486,155
Wyndham Hotels & Resorts, Inc.	32,663	1,847,093
Wynn Resorts Ltd.	32,379	4,211,536
Yum! Brands, Inc.	102,459	11,528,687
		214,057,786

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	17,379	1,490,944
AGNC Investment Corp.	179,365	3,074,316
Ally Financial, Inc.	134,466	4,425,276
American Express Co.	229,579	28,552,740
Ameriprise Financial, Inc.	44,958	6,541,839
Annaly Capital Management, Inc.	488,672	4,666,818
AXA Equitable Holdings, Inc.	83,691	1,881,374
Berkshire Hathaway, Inc., Class B *	649,740	133,476,088
BlackRock, Inc.	39,937	18,677,736
Blackstone Mortgage Trust, Inc., Class A	45,023	1,599,217
Capital One Financial Corp.	157,496	14,555,780
Cboe Global Markets, Inc.	37,529	4,102,295
Chimera Investment Corp.	62,683	1,208,528
CME Group, Inc.	120,113	23,352,369
Credit Acceptance Corp. *	4,058	1,939,846
Discover Financial Services	108,667	9,751,777
E*TRADE Financial Corp.	82,352	4,017,954
Eaton Vance Corp.	38,466	1,711,737
Evercore, Inc., Class A	13,740	1,186,724
FactSet Research Systems, Inc.	12,736	3,531,693
FirstCash, Inc.	14,546	1,463,909
Franklin Resources, Inc.	98,834	3,224,953
Green Dot Corp., Class A *	16,392	830,911
Interactive Brokers Group, Inc., Class A	25,103	1,286,780
Intercontinental Exchange, Inc.	189,080	16,612,569
Invesco Ltd.	132,696	2,546,436
Janus Henderson Group plc	55,123	1,106,319
Jefferies Financial Group, Inc.	85,090	1,814,970
Lazard Ltd., Class A	43,357	1,678,350
LPL Financial Holdings, Inc.	28,466	2,387,443
MarketAxess Holdings, Inc.	12,607	4,249,063
Moody’s Corp.	55,367	11,867,363
Morgan Stanley	429,074	19,119,537
Morningstar, Inc.	6,140	933,157
MSCI, Inc.	28,410	6,455,888
Nasdaq, Inc.	38,743	3,733,663
New Residential Investment Corp.	139,362	2,186,590
Northern Trust Corp.	73,046	7,158,508
OneMain Holdings, Inc.	25,087	1,039,856
Raymond James Financial, Inc.	42,456	3,424,926
S&P Global, Inc.	82,476	20,202,496
Santander Consumer USA Holdings, Inc.	38,353	1,032,079
SEI Investments Co.	43,174	2,572,739
SLM Corp.	145,735	1,327,646
Starwood Property Trust, Inc.	94,079	2,185,455
State Street Corp.	125,248	7,275,656
Stifel Financial Corp.	24,026	1,436,995
Synchrony Financial	212,815	7,635,802
T. Rowe Price Group, Inc.	79,027	8,960,872
TD Ameritrade Holding Corp.	89,186	4,557,405
The Bank of New York Mellon Corp.	295,559	13,867,628
The Charles Schwab Corp. (b)	396,780	17,148,832
The Goldman Sachs Group, Inc.	114,138	25,125,198
Security	Number of Shares	Value ($)
Two Harbors Investment Corp.	90,007	1,211,494
Voya Financial, Inc.	48,394	2,718,291
		480,124,830

Energy 4.5%
Anadarko Petroleum Corp.	168,475	12,409,869
Antero Resources Corp. *	66,200	305,182
Apache Corp.	125,516	3,065,101
Baker Hughes, a GE Co.	171,628	4,357,635
Cabot Oil & Gas Corp.	141,616	2,713,363
Centennial Resource Development, Inc., Class A *	59,100	351,645
Cheniere Energy, Inc. *	73,914	4,815,497
Chevron Corp.	638,741	78,635,405
Cimarex Energy Co.	33,916	1,718,524
Concho Resources, Inc.	67,081	6,552,472
ConocoPhillips	379,417	22,415,956
Continental Resources, Inc. *	28,913	1,074,696
CVR Energy, Inc.	8,925	473,650
Devon Energy Corp.	138,826	3,748,302
Diamondback Energy, Inc.	51,679	5,345,159
EOG Resources, Inc.	194,713	16,716,111
EQT Corp.	85,155	1,286,692
Equitrans Midstream Corp.	68,050	1,128,950
Exxon Mobil Corp.	1,418,790	105,501,224
Halliburton Co.	291,598	6,706,754
Helmerich & Payne, Inc.	36,540	1,815,307
Hess Corp.	85,126	5,519,570
HollyFrontier Corp.	52,520	2,613,920
Kinder Morgan, Inc.	651,259	13,428,961
Marathon Oil Corp.	273,709	3,851,086
Marathon Petroleum Corp.	222,350	12,538,316
Murphy Oil Corp.	54,377	1,307,223
National Oilwell Varco, Inc.	128,053	3,050,222
Noble Energy, Inc.	161,672	3,569,718
Occidental Petroleum Corp.	250,665	12,874,154
ONEOK, Inc.	138,487	9,705,169
Parsley Energy, Inc., Class A *	89,012	1,476,709
PBF Energy, Inc., Class A	41,389	1,155,995
Peabody Energy Corp.	27,166	572,116
Phillips 66	140,309	14,390,091
Pioneer Natural Resources Co.	56,308	7,772,756
Schlumberger Ltd.	464,718	18,574,778
Targa Resources Corp.	77,993	3,034,708
TechnipFMC plc	142,186	3,915,802
The Williams Cos., Inc.	406,576	10,018,033
Transocean Ltd. *	172,310	1,047,645
Valero Energy Corp.	139,657	11,905,759
WPX Energy, Inc. *	132,046	1,378,560
		424,838,785

Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc. *	40,795	961,130
Casey’s General Stores, Inc.	12,222	1,978,864
Costco Wholesale Corp.	147,557	40,671,136
Performance Food Group Co. *	35,113	1,539,705
Sysco Corp.	158,641	10,878,013
The Kroger Co.	270,638	5,726,700
U.S. Foods Holding Corp. *	72,655	2,569,807
Walgreens Boots Alliance, Inc.	260,784	14,210,120
Walmart, Inc.	469,380	51,810,165
		130,345,640

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	627,741	29,547,769
Archer-Daniels-Midland Co.	187,207	7,690,463
Brown-Forman Corp., Class B	55,585	3,046,614
Bunge Ltd.	47,128	2,753,689
Campbell Soup Co.	64,387	2,661,759
ConAgra Brands, Inc.	162,332	4,686,525
Constellation Brands, Inc., Class A	56,103	11,042,192
Darling Ingredients, Inc. *	55,304	1,124,330
Flowers Foods, Inc.	61,225	1,451,032
General Mills, Inc.	200,904	10,670,011
Hormel Foods Corp.	91,097	3,734,066
Ingredion, Inc.	22,258	1,720,321
Kellogg Co.	83,877	4,883,319
Keurig Dr Pepper, Inc.	61,112	1,719,692
Lamb Weston Holdings, Inc.	48,949	3,285,457
Lancaster Colony Corp.	6,589	1,026,698
McCormick & Co., Inc. — Non Voting Shares	40,992	6,498,872
Molson Coors Brewing Co., Class B	62,716	3,386,037
Mondelez International, Inc., Class A	482,941	25,832,514
Monster Beverage Corp. *	130,764	8,430,355
National Beverage Corp. (a)	4,100	178,473
PepsiCo, Inc.	470,348	60,115,178
Philip Morris International, Inc.	522,010	43,645,256
Pilgrim’s Pride Corp. *	18,444	499,095
Post Holdings, Inc. *	22,291	2,390,041
Seaboard Corp.	90	367,348
The Coca-Cola Co.	1,288,257	67,800,966
The Hershey Co.	46,496	7,055,303
The JM Smucker Co.	38,024	4,227,888
The Kraft Heinz Co.	207,791	6,651,390
TreeHouse Foods, Inc. *	18,832	1,117,491
Tyson Foods, Inc., Class A	98,715	7,847,842
		337,087,986

Health Care Equipment & Services 6.2%
Abbott Laboratories	591,928	51,556,929
ABIOMED, Inc. *	15,073	4,198,735
Align Technology, Inc. *	24,337	5,088,380
Amedisys, Inc. *	9,731	1,341,808
AmerisourceBergen Corp.	52,220	4,550,973
Anthem, Inc.	86,294	25,423,075
Baxter International, Inc.	159,393	13,384,230
Becton, Dickinson & Co.	90,501	22,878,653
Boston Scientific Corp. *	466,600	19,811,836
Cantel Medical Corp.	12,112	1,117,695
Cardinal Health, Inc.	99,604	4,554,891
Centene Corp. *	138,132	7,195,296
Cerner Corp.	109,183	7,822,962
Chemed Corp.	5,334	2,162,350
Cigna Corp. *	127,080	21,593,434
Covetrus, Inc. *	32,898	778,696
CVS Health Corp.	435,869	24,352,001
Danaher Corp.	211,388	29,700,014
DaVita, Inc. *	42,235	2,527,765
DENTSPLY SIRONA, Inc.	78,230	4,259,623
DexCom, Inc. *	30,550	4,792,378
Edwards Lifesciences Corp. *	69,958	14,890,560
Encompass Health Corp.	32,963	2,104,358
Globus Medical, Inc., Class A *	25,641	1,168,717
Haemonetics Corp. *	17,047	2,081,098
HCA Healthcare, Inc.	89,298	11,922,176
HealthEquity, Inc. *	23,292	1,909,478
Henry Schein, Inc. *	50,606	3,367,323
Hill-Rom Holdings, Inc.	22,278	2,375,726
Hologic, Inc. *	89,524	4,588,105
Security	Number of Shares	Value ($)
Humana, Inc.	45,324	13,449,897
ICU Medical, Inc. *	5,545	1,410,870
IDEXX Laboratories, Inc. *	28,761	8,112,040
Insulet Corp. *	19,750	2,428,065
Integra LifeSciences Holdings Corp. *	23,608	1,496,511
Intuitive Surgical, Inc. *	38,736	20,123,739
Laboratory Corp. of America Holdings *	32,958	5,521,124
LHC Group, Inc. *	9,771	1,236,813
LivaNova plc *	16,259	1,252,756
Masimo Corp. *	16,355	2,581,637
McKesson Corp.	63,745	8,857,368
Medidata Solutions, Inc. *	20,814	1,901,775
MEDNAX, Inc. *	30,014	737,444
Medtronic plc	449,838	45,856,486
Molina Healthcare, Inc. *	20,883	2,772,845
Penumbra, Inc. *	10,379	1,739,520
Quest Diagnostics, Inc.	44,871	4,580,432
ResMed, Inc.	47,913	6,166,403
Steris plc	28,285	4,210,505
Stryker Corp.	103,903	21,796,771
Teladoc Health, Inc. *(a)	23,422	1,598,317
Teleflex, Inc.	15,385	5,226,900
The Cooper Cos., Inc.	16,498	5,566,425
UnitedHealth Group, Inc.	318,677	79,353,760
Universal Health Services, Inc., Class B	27,913	4,210,955
Varian Medical Systems, Inc. *	30,350	3,562,179
Veeva Systems, Inc., Class A *	42,887	7,114,953
WellCare Health Plans, Inc. *	16,880	4,848,780
West Pharmaceutical Services, Inc.	24,802	3,404,571
Wright Medical Group N.V. *	38,851	1,121,240
Zimmer Biomet Holdings, Inc.	68,712	9,285,053
		585,025,399

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	82,216	6,202,375
Colgate-Palmolive Co.	288,145	20,671,522
Coty, Inc., Class A	100,398	1,095,342
Herbalife Nutrition Ltd. *	34,181	1,402,105
Kimberly-Clark Corp.	115,176	15,623,625
Nu Skin Enterprises, Inc., Class A	18,980	758,820
The Clorox Co.	42,844	6,966,434
The Estee Lauder Cos., Inc., Class A	73,567	13,550,306
The Procter & Gamble Co.	841,090	99,282,264
		165,552,793

Insurance 2.8%
Aflac, Inc.	250,275	13,174,476
Alleghany Corp. *	4,837	3,316,876
American Financial Group, Inc.	23,571	2,413,199
American International Group, Inc.	291,809	16,338,386
American National Insurance Co.	2,711	328,085
Aon plc	80,697	15,271,907
Arch Capital Group Ltd. *	134,621	5,208,487
Arthur J. Gallagher & Co.	62,138	5,619,139
Assurant, Inc.	20,609	2,336,236
Assured Guaranty Ltd.	34,114	1,490,441
Athene Holding Ltd., Class A *	42,397	1,732,341
Axis Capital Holdings Ltd.	27,912	1,777,157
Brighthouse Financial, Inc. *	39,031	1,528,844
Brown & Brown, Inc.	77,637	2,789,497
Chubb Ltd.	153,614	23,478,364
Cincinnati Financial Corp.	50,713	5,443,026
CNA Financial Corp.	9,697	464,389
Erie Indemnity Co., Class A	6,651	1,481,643
Everest Re Group Ltd.	13,598	3,353,811
Fidelity National Financial, Inc.	92,054	3,947,276
First American Financial Corp.	37,257	2,154,200

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kemper Corp.	20,964	1,845,251
Lincoln National Corp.	68,263	4,460,305
Loews Corp.	90,148	4,826,524
Markel Corp. *	4,644	5,173,091
Marsh & McLennan Cos., Inc.	171,558	16,949,930
MetLife, Inc.	318,929	15,761,471
Old Republic International Corp.	95,114	2,169,550
Primerica, Inc.	14,229	1,745,756
Principal Financial Group, Inc.	86,526	5,021,969
Prudential Financial, Inc.	136,260	13,804,501
Reinsurance Group of America, Inc.	20,996	3,273,696
RenaissanceRe Holdings Ltd.	14,813	2,683,375
Selective Insurance Group, Inc.	19,709	1,482,117
The Allstate Corp.	111,743	12,001,198
The Hanover Insurance Group, Inc.	13,553	1,757,960
The Hartford Financial Services Group, Inc.	121,241	6,987,119
The Progressive Corp.	195,938	15,867,059
The Travelers Cos., Inc.	88,104	12,917,809
Torchmark Corp.	33,897	3,095,474
Unum Group	71,686	2,290,368
W. R. Berkley Corp.	48,387	3,357,574
Willis Towers Watson plc	43,180	8,429,600
		259,549,477

Materials 2.9%
Air Products & Chemicals, Inc.	73,855	16,858,881
Albemarle Corp.	35,335	2,578,042
Alcoa Corp. *	62,234	1,399,643
Amcor plc *	542,796	5,753,638
AptarGroup, Inc.	21,051	2,547,592
Ashland Global Holdings, Inc.	20,904	1,661,450
Avery Dennison Corp.	28,074	3,224,860
Axalta Coating Systems Ltd. *	69,624	2,062,959
Ball Corp.	111,862	7,995,896
Berry Global Group, Inc. *	43,554	1,962,108
Celanese Corp.	42,819	4,803,007
CF Industries Holdings, Inc.	74,514	3,692,914
Corteva, Inc. *	251,314	7,413,763
Crown Holdings, Inc. *	45,206	2,893,636
Dow, Inc. *	251,316	12,173,747
DuPont de Nemours, Inc.	251,316	18,134,963
Eastman Chemical Co.	46,676	3,517,037
Ecolab, Inc.	85,100	17,167,223
Element Solutions, Inc. *	80,712	808,734
FMC Corp.	44,198	3,819,591
Freeport-McMoRan, Inc.	484,275	5,356,082
Graphic Packaging Holding Co.	99,911	1,484,677
Huntsman Corp.	70,087	1,440,288
Ingevity Corp. *	13,907	1,370,396
International Flavors & Fragrances, Inc.	33,872	4,877,229
International Paper Co.	133,785	5,874,499
Linde plc	182,124	34,836,679
Livent Corp. *	45,294	291,693
Louisiana-Pacific Corp.	41,200	1,076,968
LyondellBasell Industries N.V., Class A	92,155	7,712,452
Martin Marietta Materials, Inc.	20,868	5,170,047
NewMarket Corp.	2,914	1,228,572
Newmont Goldcorp Corp.	275,008	10,043,292
Nucor Corp.	101,996	5,546,542
Olin Corp.	55,042	1,104,693
Packaging Corp. of America	31,573	3,187,926
PPG Industries, Inc.	78,886	9,260,428
Reliance Steel & Aluminum Co.	22,356	2,234,482
Royal Gold, Inc.	21,879	2,504,052
RPM International, Inc.	44,004	2,984,791
Sealed Air Corp.	52,014	2,173,665
Sonoco Products Co.	33,411	2,005,662
Steel Dynamics, Inc.	74,619	2,351,245
Security	Number of Shares	Value ($)
The Chemours Co.	56,299	1,073,622
The Mosaic Co.	118,507	2,985,191
The Scotts Miracle-Gro Co.	13,135	1,473,484
The Sherwin-Williams Co.	27,287	13,999,322
United States Steel Corp.	60,672	911,900
Valvoline, Inc.	62,822	1,268,376
Vulcan Materials Co.	44,073	6,097,500
W.R. Grace & Co.	22,316	1,513,248
Westlake Chemical Corp.	12,120	818,948
WestRock Co.	85,323	3,075,894
		267,803,529

Media & Entertainment 8.0%
Activision Blizzard, Inc.	257,014	12,526,862
Alphabet, Inc., Class A *	100,408	122,317,026
Alphabet, Inc., Class C *	102,754	125,018,737
Altice USA, Inc., Class A *	40,317	1,040,582
Cable One, Inc.	1,659	2,018,671
Cargurus, Inc. *	10,163	378,775
CBS Corp., Class B — Non Voting Shares	118,068	6,081,683
Charter Communications, Inc., Class A *	57,690	22,232,572
Cinemark Holdings, Inc.	35,543	1,418,877
Comcast Corp., Class A	1,519,706	65,605,708
Discovery, Inc., Class A *	52,444	1,589,578
Discovery, Inc., Class C *	120,552	3,404,388
DISH Network Corp., Class A *	76,692	2,596,791
Electronic Arts, Inc. *	99,543	9,207,727
Facebook, Inc., Class A *	805,565	156,464,890
Fox Corp., Class A	119,720	4,467,950
Fox Corp., Class B *	54,188	2,015,794
IAC/InterActiveCorp *	26,297	6,286,298
Liberty Broadband Corp., Class C *	51,006	5,075,607
Liberty Global plc, Class A *	67,750	1,806,892
Liberty Global plc, Class C *	174,750	4,550,490
Liberty Media Corp. — Liberty Formula One, Class C *	67,781	2,669,216
Liberty Media Corp. — Liberty SiriusXM, Class A *	27,946	1,163,392
Liberty Media Corp. — Liberty SiriusXM, Class C *	52,409	2,193,841
Live Nation Entertainment, Inc. *	46,235	3,331,694
Netflix, Inc. *	146,699	47,382,310
News Corp., Class A	128,555	1,691,784
Nexstar Media Group, Inc., Class A	15,282	1,555,249
Omnicom Group, Inc.	73,900	5,928,258
Sirius XM Holdings, Inc.	541,353	3,388,870
Snap, Inc., Class A *	253,712	4,262,362
Take-Two Interactive Software, Inc. *	37,837	4,635,789
The Interpublic Group of Cos., Inc.	128,602	2,947,558
The Madison Square Garden Co., Class A *	5,780	1,676,431
The New York Times Co., Class A	47,452	1,693,087
The Walt Disney Co.	585,375	83,714,479
Tribune Media Co., Class A	27,688	1,286,661
TripAdvisor, Inc. *	34,337	1,515,979
Twitter, Inc. *	245,001	10,365,992
Viacom, Inc., Class B	118,187	3,586,975
World Wrestling Entertainment, Inc., Class A	14,588	1,061,715
Zillow Group, Inc., Class C *	38,929	1,944,893
Zynga, Inc., Class A *	278,611	1,777,538
		745,879,971

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	496,019	33,044,786
Agilent Technologies, Inc.	106,190	7,370,648
Agios Pharmaceuticals, Inc. *	17,506	842,214
Alexion Pharmaceuticals, Inc. *	75,236	8,523,486

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Alkermes plc *	52,026	1,204,922
Allergan plc	103,398	16,595,379
Alnylam Pharmaceuticals, Inc. *	31,589	2,450,990
Amgen, Inc.	204,667	38,186,769
Bio-Rad Laboratories, Inc., Class A *	6,726	2,118,017
Bio-Techne Corp.	12,625	2,653,144
Biogen, Inc. *	65,062	15,473,045
BioMarin Pharmaceutical, Inc. *	60,083	4,765,784
Bluebird Bio, Inc. *	18,348	2,407,808
Bristol-Myers Squibb Co.	548,825	24,373,318
Bruker Corp.	33,500	1,602,975
Catalent, Inc. *	48,657	2,748,634
Celgene Corp. *	236,631	21,736,924
Charles River Laboratories International, Inc. *	16,112	2,167,708
Eli Lilly & Co.	289,909	31,585,586
Emergent BioSolutions, Inc. *	15,914	702,444
Exact Sciences Corp. *	43,330	4,987,716
Exelixis, Inc. *	100,262	2,132,573
FibroGen, Inc. *	25,222	1,191,992
Gilead Sciences, Inc.	426,444	27,940,611
Horizon Therapeutics plc *	60,769	1,512,540
Illumina, Inc. *	49,321	14,765,721
Immunomedics, Inc. *	59,893	883,422
Incyte Corp. *	59,376	5,042,210
Intercept Pharmaceuticals, Inc. *	7,966	500,663
Ionis Pharmaceuticals, Inc. *	47,083	3,100,886
IQVIA Holdings, Inc. *	52,919	8,423,117
Jazz Pharmaceuticals plc *	19,061	2,656,722
Johnson & Johnson	890,583	115,971,718
Merck & Co., Inc.	863,859	71,691,658
Mettler-Toledo International, Inc. *	8,292	6,274,971
Mylan N.V. *	172,269	3,600,422
Nektar Therapeutics *	58,188	1,656,030
Neurocrine Biosciences, Inc. *	30,339	2,924,376
PerkinElmer, Inc.	37,031	3,189,110
Perrigo Co., plc	41,740	2,254,377
Pfizer, Inc.	1,861,456	72,298,951
PRA Health Sciences, Inc. *	19,702	1,968,427
Regeneron Pharmaceuticals, Inc. *	26,385	8,041,093
Sage Therapeutics, Inc. *	17,162	2,751,755
Sarepta Therapeutics, Inc. *	23,286	3,466,121
Seattle Genetics, Inc. *	35,931	2,720,336
Syneos Health, Inc. *	20,617	1,053,323
Thermo Fisher Scientific, Inc.	134,220	37,270,210
United Therapeutics Corp. *	14,658	1,161,500
Vertex Pharmaceuticals, Inc. *	85,935	14,318,490
Waters Corp. *	23,321	4,910,470
Zoetis, Inc.	160,597	18,450,989
		669,667,081

Real Estate 3.8%
Alexandria Real Estate Equities, Inc.	37,688	5,516,016
American Campus Communities, Inc.	45,738	2,138,251
American Homes 4 Rent, Class A	87,549	2,119,561
American Tower Corp.	148,352	31,394,250
Americold Realty Trust	64,743	2,170,833
Apartment Investment & Management Co., Class A	50,409	2,497,262
Apple Hospitality REIT, Inc.	71,648	1,125,590
AvalonBay Communities, Inc.	46,930	9,798,515
Boston Properties, Inc.	51,655	6,867,532
Brixmor Property Group, Inc.	99,647	1,891,300
Camden Property Trust	32,286	3,348,381
CBRE Group, Inc., Class A *	104,434	5,536,046
CoreSite Realty Corp.	12,262	1,285,180
Cousins Properties, Inc.	48,636	1,711,014
Crown Castle International Corp.	139,490	18,588,437
Security	Number of Shares	Value ($)
CubeSmart	63,220	2,146,319
CyrusOne, Inc.	38,184	2,191,762
Digital Realty Trust, Inc.	69,884	7,991,934
Douglas Emmett, Inc.	53,967	2,202,933
Duke Realty Corp.	119,981	3,998,967
EastGroup Properties, Inc.	12,163	1,465,398
EPR Properties	25,014	1,861,792
Equinix, Inc.	28,265	14,191,856
Equity Commonwealth	40,489	1,359,621
Equity LifeStyle Properties, Inc.	30,065	3,735,576
Equity Residential	124,284	9,804,765
Essex Property Trust, Inc.	21,970	6,639,773
Extra Space Storage, Inc.	42,551	4,782,307
Federal Realty Investment Trust	25,140	3,318,731
First Industrial Realty Trust, Inc.	42,706	1,630,942
Gaming & Leisure Properties, Inc.	67,451	2,543,577
HCP, Inc.	159,726	5,100,051
Healthcare Realty Trust, Inc.	42,920	1,372,582
Healthcare Trust of America, Inc., Class A	68,512	1,845,028
Highwoods Properties, Inc.	34,481	1,563,024
Hospitality Properties Trust	55,912	1,381,586
Host Hotels & Resorts, Inc.	247,477	4,303,625
Hudson Pacific Properties, Inc.	51,484	1,817,385
Invitation Homes, Inc.	140,808	3,867,996
Iron Mountain, Inc.	95,695	2,814,390
JBG SMITH Properties	39,814	1,557,922
Jones Lang LaSalle, Inc.	17,336	2,525,682
Kilroy Realty Corp.	33,710	2,678,597
Kimco Realty Corp.	140,739	2,703,596
Lamar Advertising Co., Class A	28,462	2,303,145
Liberty Property Trust	49,389	2,583,045
Life Storage, Inc.	15,551	1,516,067
Medical Properties Trust, Inc.	147,316	2,578,030
Mid-America Apartment Communities, Inc.	38,070	4,486,169
National Health Investors, Inc.	14,234	1,129,895
National Retail Properties, Inc.	54,606	2,852,617
Omega Healthcare Investors, Inc.	71,972	2,612,584
Paramount Group, Inc.	66,793	923,747
Park Hotels & Resorts, Inc.	67,133	1,772,983
Pebblebrook Hotel Trust	43,526	1,218,293
Prologis, Inc.	211,644	17,060,623
PS Business Parks, Inc.	6,686	1,170,050
Public Storage	50,359	12,225,151
Rayonier, Inc.	43,188	1,254,180
Realty Income Corp.	105,804	7,322,695
Regency Centers Corp.	55,980	3,733,866
Ryman Hospitality Properties, Inc.	17,140	1,285,500
Sabra Health Care REIT, Inc.	59,614	1,230,433
SBA Communications Corp. *	37,996	9,324,598
Simon Property Group, Inc.	103,667	16,814,787
SL Green Realty Corp.	28,303	2,294,807
Spirit Realty Capital, Inc.	29,665	1,308,820
STORE Capital Corp.	67,802	2,319,506
Sun Communities, Inc.	30,287	4,022,416
Sunstone Hotel Investors, Inc.	78,350	1,035,004
The Howard Hughes Corp. *	13,093	1,767,555
The Macerich Co.	35,290	1,166,335
UDR, Inc.	94,735	4,363,494
Uniti Group, Inc.	63,369	533,567
Ventas, Inc.	124,288	8,363,340
VEREIT, Inc.	329,391	3,004,046
VICI Properties, Inc.	137,563	2,935,594
Vornado Realty Trust	57,909	3,724,707
Weingarten Realty Investors	40,495	1,130,215
Welltower, Inc.	136,122	11,314,461
Weyerhaeuser Co.	249,532	6,340,608
WP Carey, Inc.	57,308	4,959,434
		355,368,252

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 6.1%
Advance Auto Parts, Inc.	23,945	3,607,075
Amazon.com, Inc. *	138,662	258,851,448
American Eagle Outfitters, Inc.	57,154	1,011,054
AutoNation, Inc. *	19,802	963,961
AutoZone, Inc. *	8,231	9,243,742
Best Buy Co., Inc.	78,237	5,987,478
Booking Holdings, Inc. *	14,523	27,399,237
Burlington Stores, Inc. *	22,528	4,071,936
CarMax, Inc. *	55,771	4,894,463
Dollar General Corp.	86,689	11,618,060
Dollar Tree, Inc. *	79,570	8,096,247
eBay, Inc.	274,914	11,323,708
Etsy, Inc. *	40,282	2,699,700
Expedia Group, Inc.	46,414	6,160,994
Five Below, Inc. *	18,633	2,188,632
Foot Locker, Inc.	37,695	1,547,757
Genuine Parts Co.	48,766	4,736,154
GrubHub, Inc. *	30,316	2,050,271
Kohl’s Corp.	55,165	2,971,187
L Brands, Inc.	76,263	1,979,025
LKQ Corp. *	105,086	2,829,966
Lowe’s Cos., Inc.	262,528	26,620,339
Macy’s, Inc.	102,675	2,333,803
Nordstrom, Inc.	35,853	1,187,093
O'Reilly Automotive, Inc. *	26,203	9,977,054
Ollie’s Bargain Outlet Holdings, Inc. *	17,229	1,459,124
Penske Automotive Group, Inc.	12,678	582,808
Pool Corp.	13,161	2,492,299
Qurate Retail, Inc. *	134,354	1,899,766
Ross Stores, Inc.	123,303	13,073,817
Target Corp.	171,914	14,853,370
The Gap, Inc.	71,646	1,397,097
The Home Depot, Inc.	368,911	78,832,592
The TJX Cos., Inc.	406,752	22,192,389
Tiffany & Co.	36,231	3,402,815
Tractor Supply Co.	40,524	4,409,416
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,636	6,508,623
Urban Outfitters, Inc. *	23,024	548,201
Wayfair, Inc., Class A *	21,497	2,819,546
Williams-Sonoma, Inc.	26,748	1,783,557
		570,605,804

Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. *	297,584	9,061,433
Analog Devices, Inc.	124,055	14,571,500
Applied Materials, Inc.	314,126	15,508,401
Broadcom, Inc.	132,817	38,515,602
Cree, Inc. *	35,308	2,195,452
Cypress Semiconductor Corp.	121,636	2,793,979
Entegris, Inc.	45,093	1,961,996
First Solar, Inc. *	25,238	1,627,599
Intel Corp.	1,502,192	75,935,806
KLA Corp.	54,245	7,394,678
Lam Research Corp.	50,312	10,495,586
Marvell Technology Group Ltd.	197,801	5,194,254
Maxim Integrated Products, Inc.	91,391	5,409,433
Microchip Technology, Inc.	79,824	7,536,982
Micron Technology, Inc. *	371,338	16,669,363
MKS Instruments, Inc.	18,095	1,540,427
Monolithic Power Systems, Inc.	13,189	1,954,082
NVIDIA Corp.	204,335	34,475,401
ON Semiconductor Corp. *	136,894	2,944,590
Qorvo, Inc. *	39,995	2,931,234
QUALCOMM, Inc.	407,901	29,842,037
Semtech Corp. *	22,287	1,178,314
Silicon Laboratories, Inc. *	14,380	1,613,580
Security	Number of Shares	Value ($)
Skyworks Solutions, Inc.	58,180	4,961,590
Teradyne, Inc.	58,042	3,234,681
Texas Instruments, Inc.	314,778	39,350,398
Universal Display Corp.	14,179	2,992,903
Xilinx, Inc.	85,195	9,730,121
		351,621,422

Software & Services 12.7%
Accenture plc, Class A	214,004	41,212,890
ACI Worldwide, Inc. *	37,142	1,246,486
Adobe, Inc. *	163,719	48,929,060
Akamai Technologies, Inc. *	54,566	4,808,902
Alliance Data Systems Corp.	15,222	2,388,636
Amdocs Ltd.	46,452	2,972,463
ANSYS, Inc. *	28,013	5,690,001
Aspen Technology, Inc. *	23,288	3,070,989
Autodesk, Inc. *	73,685	11,507,386
Automatic Data Processing, Inc.	146,023	24,315,750
Black Knight, Inc. *	47,460	3,005,167
Blackbaud, Inc.	16,222	1,476,202
Booz Allen Hamilton Holding Corp.	46,854	3,221,212
Broadridge Financial Solutions, Inc.	38,682	4,917,256
CACI International, Inc., Class A *	8,308	1,787,466
Cadence Design Systems, Inc. *	93,783	6,931,502
CDK Global, Inc.	40,835	2,118,111
Ceridian HCM Holding, Inc. *	22,439	1,196,223
Citrix Systems, Inc.	41,839	3,942,907
Cognizant Technology Solutions Corp., Class A	191,038	12,444,215
Coupa Software, Inc. *	18,314	2,485,393
DocuSign, Inc. *	8,140	421,001
Dropbox, Inc., Class A *	65,577	1,544,994
DXC Technology Co.	89,669	5,000,840
EPAM Systems, Inc. *	17,182	3,329,700
Euronet Worldwide, Inc. *	17,250	2,689,448
Fair Isaac Corp. *	9,725	3,378,659
Fidelity National Information Services, Inc.	205,621	27,398,979
FireEye, Inc. *	66,855	1,002,825
Fiserv, Inc. *	190,113	20,043,569
FleetCor Technologies, Inc. *	28,918	8,217,628
Fortinet, Inc. *	48,503	3,895,276
Gartner, Inc. *	30,000	4,179,900
Genpact Ltd.	50,665	2,010,387
Global Payments, Inc.	52,708	8,850,727
GoDaddy, Inc., Class A *	58,917	4,323,329
Guidewire Software, Inc. *	27,099	2,766,266
HubSpot, Inc. *	13,137	2,347,845
International Business Machines Corp.	297,585	44,114,000
Intuit, Inc.	86,981	24,120,701
j2 Global, Inc.	15,475	1,378,668
Jack Henry & Associates, Inc.	25,801	3,604,400
Leidos Holdings, Inc.	48,881	4,013,130
LogMeIn, Inc.	16,983	1,290,199
Mastercard, Inc., Class A	301,393	82,060,272
MAXIMUS, Inc.	21,323	1,567,454
Microsoft Corp.	2,569,511	350,147,264
New Relic, Inc. *	15,329	1,428,203
Nuance Communications, Inc. *	95,404	1,587,523
Nutanix, Inc., Class A *	50,138	1,138,133
Okta, Inc. *	34,744	4,545,558
Oracle Corp.	814,220	45,840,586
Palo Alto Networks, Inc. *	32,202	7,295,041
Paychex, Inc.	106,913	8,879,125
Paycom Software, Inc. *	16,490	3,969,967
Paylocity Holding Corp. *	10,706	1,092,976
PayPal Holdings, Inc. *	394,221	43,521,998
Pegasystems, Inc.	12,324	931,694
Proofpoint, Inc. *	18,498	2,334,448

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PTC, Inc. *	34,758	2,355,897
RealPage, Inc. *	24,493	1,530,323
RingCentral, Inc., Class A *	23,602	3,351,012
Sabre Corp.	92,005	2,163,038
salesforce.com, Inc. *	260,551	40,255,129
Science Applications International Corp.	17,003	1,451,546
ServiceNow, Inc. *	61,972	17,190,413
Splunk, Inc. *	50,383	6,817,324
Square, Inc., Class A *	106,055	8,527,883
SS&C Technologies Holdings, Inc.	72,995	3,500,110
Symantec Corp.	207,467	4,472,989
Synopsys, Inc. *	50,061	6,646,098
Tableau Software, Inc., Class A *	24,012	4,070,754
Teradata Corp. *	39,170	1,434,405
The Trade Desk, Inc., Class A *	12,161	3,202,113
The Western Union Co.	145,671	3,059,091
Total System Services, Inc.	54,430	7,387,240
Twilio, Inc., Class A *	39,277	5,463,823
Tyler Technologies, Inc. *	12,799	2,986,647
VeriSign, Inc. *	35,243	7,439,445
Visa, Inc., Class A	583,334	103,833,452
VMware, Inc., Class A	25,365	4,425,939
WEX, Inc. *	14,404	3,141,080
Workday, Inc., Class A *	54,356	10,870,113
Zendesk, Inc. *	36,761	3,071,749
Zscaler, Inc. *	4,999	421,266
		1,184,999,809

Technology Hardware & Equipment 5.6%
Amphenol Corp., Class A	100,221	9,352,624
Apple, Inc.	1,465,692	312,251,024
Arista Networks, Inc. *	17,738	4,850,456
Arrow Electronics, Inc. *	28,307	2,055,371
Avnet, Inc.	36,143	1,641,615
CDW Corp.	49,018	5,791,967
Ciena Corp. *	48,024	2,171,645
Cisco Systems, Inc.	1,435,993	79,554,012
Cognex Corp.	57,075	2,511,871
CommScope Holding Co., Inc. *	65,396	933,855
Corning, Inc.	263,005	8,087,404
Dell Technologies, Inc., Class C *	49,735	2,871,699
Dolby Laboratories, Inc., Class A	21,477	1,462,584
F5 Networks, Inc. *	19,824	2,908,577
FLIR Systems, Inc.	45,228	2,246,023
Hewlett Packard Enterprise Co.	449,416	6,458,108
HP, Inc.	505,486	10,635,425
IPG Photonics Corp. *	11,844	1,551,682
Jabil, Inc.	46,736	1,443,208
Juniper Networks, Inc.	116,054	3,135,779
Keysight Technologies, Inc. *	62,765	5,618,723
Littelfuse, Inc.	8,241	1,392,399
Lumentum Holdings, Inc. *	26,261	1,487,160
Motorola Solutions, Inc.	55,285	9,175,099
National Instruments Corp.	37,495	1,565,791
NetApp, Inc.	82,542	4,827,882
Pure Storage, Inc., Class A *	59,153	895,576
Seagate Technology plc	84,539	3,915,001
SYNNEX Corp.	13,842	1,363,991
TE Connectivity Ltd.	113,277	10,466,795
Tech Data Corp. *	12,254	1,241,820
Trimble, Inc. *	84,060	3,552,376
Ubiquiti Networks, Inc.	6,406	824,644
ViaSat, Inc. *	19,102	1,558,532
Western Digital Corp.	97,201	5,238,162
Xerox Corp.	65,590	2,105,439
Zebra Technologies Corp., Class A *	18,007	3,797,496
		520,941,815

Security	Number of Shares	Value ($)
Telecommunication Services 1.9%
AT&T, Inc.	2,447,254	83,328,999
CenturyLink, Inc.	321,938	3,892,230
GCI Liberty, Inc., Class A *	32,862	1,962,847
Intelsat S.A. *	23,121	523,460
Sprint Corp. *	190,887	1,399,202
T-Mobile US, Inc. *	106,034	8,454,091
Telephone & Data Systems, Inc.	31,560	1,020,650
Verizon Communications, Inc.	1,386,497	76,631,689
Zayo Group Holdings, Inc. *	67,555	2,278,630
		179,491,798

Transportation 2.0%
Alaska Air Group, Inc.	41,154	2,607,518
AMERCO	2,552	987,624
American Airlines Group, Inc.	133,598	4,076,075
C.H. Robinson Worldwide, Inc.	45,758	3,831,317
CSX Corp.	257,969	18,161,018
Delta Air Lines, Inc.	199,912	12,202,629
Expeditors International of Washington, Inc.	57,400	4,382,490
FedEx Corp.	80,297	13,693,048
Genesee & Wyoming, Inc., Class A *	18,800	2,064,428
JB Hunt Transport Services, Inc.	29,054	2,974,258
JetBlue Airways Corp. *	102,417	1,969,479
Kansas City Southern	33,737	4,174,616
Kirby Corp. *	18,008	1,411,107
Knight-Swift Transportation Holdings, Inc.	42,157	1,510,907
Landstar System, Inc.	13,385	1,489,349
Macquarie Infrastructure Corp.	25,805	1,069,359
Norfolk Southern Corp.	89,444	17,094,537
Old Dominion Freight Line, Inc.	21,689	3,621,629
Southwest Airlines Co.	164,019	8,451,899
Spirit Airlines, Inc. *	22,837	968,974
Union Pacific Corp.	237,520	42,741,724
United Airlines Holdings, Inc. *	74,176	6,817,516
United Parcel Service, Inc., Class B	234,020	27,958,369
XPO Logistics, Inc. *	30,817	2,079,531
		186,339,401

Utilities 3.2%
AES Corp.	221,500	3,718,985
ALLETE, Inc.	17,168	1,492,758
Alliant Energy Corp.	78,855	3,906,477
Ameren Corp.	82,406	6,237,310
American Electric Power Co., Inc.	165,547	14,536,682
American Water Works Co., Inc.	60,520	6,946,486
Aqua America, Inc.	72,390	3,036,760
Atmos Energy Corp.	39,088	4,262,156
Avangrid, Inc.	18,860	953,373
Black Hills Corp.	18,026	1,426,758
CenterPoint Energy, Inc.	167,535	4,860,190
CMS Energy Corp.	94,736	5,515,530
Consolidated Edison, Inc.	109,745	9,323,935
Dominion Energy, Inc.	269,220	20,000,354
DTE Energy Co.	61,469	7,813,325
Duke Energy Corp.	244,260	21,182,227
Edison International	108,936	8,120,089
Entergy Corp.	63,838	6,742,570
Evergy, Inc.	82,311	4,978,992
Eversource Energy	107,729	8,172,322
Exelon Corp.	325,742	14,677,935
FirstEnergy Corp.	169,383	7,447,771
Hawaiian Electric Industries, Inc.	36,361	1,628,973
IDACORP, Inc.	16,803	1,714,914
MDU Resources Group, Inc.	67,176	1,796,286

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Fuel Gas Co.	28,828	1,376,249
New Jersey Resources Corp.	29,624	1,477,349
NextEra Energy, Inc.	160,696	33,291,390
NiSource, Inc.	124,533	3,697,385
NRG Energy, Inc.	89,938	3,070,483
OGE Energy Corp.	66,695	2,864,550
ONE Gas, Inc.	17,559	1,601,029
Pinnacle West Capital Corp.	37,467	3,417,740
PNM Resources, Inc.	26,572	1,319,831
Portland General Electric Co.	29,771	1,632,939
PPL Corp.	242,220	7,176,979
Public Service Enterprise Group, Inc.	169,721	9,699,555
Sempra Energy	92,062	12,467,957
Southwest Gas Holdings, Inc.	17,725	1,575,930
Spire, Inc.	16,945	1,396,437
The Southern Co.	349,211	19,625,658
UGI Corp.	58,094	2,968,022
Vistra Energy Corp.	127,047	2,726,429
WEC Energy Group, Inc.	105,555	9,020,730
Xcel Energy, Inc.	172,717	10,295,660
		301,195,460
Total Common Stock
(Cost $2,897,610,330)		9,338,601,417

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26% (c)	2,996,623	2,996,623

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.26% (c)	12,506,100	12,506,100
Total Other Investment Companies
(Cost $15,502,723)		15,502,723

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/20/19	103	15,358,845	(320)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,523,601.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received
The Charles Schwab Corp.	$17,019,325	$1,317,996	($167,999)	($40,850)	($979,640)	$17,148,832	396,780	$172,061

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,338,601,417	$—	$—	$9,338,601,417
Other Investment Companies[1]	15,502,723	—	—	15,502,723
Liabilities
Futures Contracts[2]	(320)	—	—	(320)
Total	$9,354,103,820	$—	$—	$9,354,103,820
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.2%
Adient plc	184,689	4,386,364
American Axle & Manufacturing Holdings, Inc. *	235,764	2,845,672
Cooper Tire & Rubber Co.	105,784	2,847,705
Cooper-Standard Holding, Inc. *	36,619	1,811,908
Dana, Inc.	303,768	5,075,963
Dorman Products, Inc. *	56,676	4,073,871
Fox Factory Holding Corp. *	79,166	6,339,613
Gentherm, Inc. *	71,058	2,906,983
LCI Industries	51,336	4,703,918
Modine Manufacturing Co. *	103,364	1,418,154
Motorcar Parts of America, Inc. *	40,116	717,274
Standard Motor Products, Inc.	44,530	2,048,825
Stoneridge, Inc. *	58,626	1,909,449
Tenneco, Inc., Class A	105,550	954,172
Tower International, Inc.	41,818	1,287,994
Visteon Corp. *	59,436	3,915,644
Winnebago Industries, Inc.	65,508	2,639,972
		49,883,481

Banks 11.9%
1st Constitution Bancorp	16,177	294,583
1st Source Corp.	29,953	1,406,293
ACNB Corp.	14,432	538,314
Allegiance Bancshares, Inc. *	41,370	1,388,377
Amalgamated Bank, Class A	28,824	494,620
Amerant Bancorp, Inc. *	40,270	740,163
American National Bankshares, Inc.	22,247	822,917
Ameris Bancorp	137,606	5,472,591
Ames National Corp.	18,414	502,886
Arrow Financial Corp.	25,818	858,707
Atlantic Capital Bancshares, Inc. *	50,481	928,346
Atlantic Union Bankshares Corp.	171,163	6,509,329
Axos Financial, Inc. *	121,683	3,566,529
Banc of California, Inc.	96,205	1,503,684
BancFirst Corp.	39,244	2,289,495
BancorpSouth Bank	201,274	6,016,080
Bank First Corp. (a)	12,024	696,190
Bank of Commerce Holdings	35,924	386,901
Bank of Marin Bancorp	28,360	1,239,899
Bank7 Corp. *	8,289	156,745
BankFinancial Corp.	28,923	387,857
Bankwell Financial Group, Inc.	13,790	387,499
Banner Corp.	72,750	4,311,165
Bar Harbor Bankshares	31,698	804,812
Baycom Corp. *	22,078	505,586
BCB Bancorp, Inc.	28,912	370,941
Berkshire Hills Bancorp, Inc.	97,437	3,195,934
Boston Private Financial Holdings, Inc.	175,135	2,021,058
Bridge Bancorp, Inc.	34,901	1,019,458
Bridgewater Bancshares, Inc. *	50,272	599,242
Brookline Bancorp, Inc.	165,182	2,449,649
Security	Number of Shares	Value ($)
Bryn Mawr Bank Corp.	42,170	1,563,664
Business First Bancshares, Inc.	25,934	646,794
Byline Bancorp, Inc. *	48,445	925,784
C&F Financial Corp.	6,601	358,434
Cadence BanCorp	264,359	4,531,113
Cambridge Bancorp	8,922	697,700
Camden National Corp.	32,570	1,456,205
Capital Bancorp, Inc. *	16,489	210,070
Capital City Bank Group, Inc.	27,915	720,765
Capitol Federal Financial, Inc.	277,881	3,795,854
Capstar Financial Holdings, Inc.	30,343	491,557
Carolina Financial Corp.	44,355	1,557,748
Carter Bank & Trust *(a)	47,137	940,383
Cathay General Bancorp	161,162	5,998,450
CBTX, Inc.	39,625	1,194,297
CenterState Bank Corp.	264,689	6,437,236
Central Pacific Financial Corp.	59,095	1,741,530
Central Valley Community Bancorp	23,928	496,027
Century Bancorp, Inc., Class A	5,970	499,987
Chemung Financial Corp.	7,551	329,526
Citizens & Northern Corp.	25,377	650,159
City Holding Co.	33,922	2,627,259
Civista Bancshares, Inc.	31,894	707,090
CNB Financial Corp.	31,049	876,203
Coastal Financial Corp. *	16,651	264,584
Codorus Valley Bancorp, Inc.	19,050	445,770
Colony Bankcorp, Inc.	15,437	258,570
Columbia Banking System, Inc.	154,762	5,836,075
Columbia Financial, Inc. *	111,888	1,710,768
Community Bank System, Inc.	106,955	7,057,960
Community Bankers Trust Corp.	43,669	347,605
Community Trust Bancorp, Inc.	32,895	1,391,130
ConnectOne Bancorp, Inc.	70,178	1,604,269
Customers Bancorp, Inc. *	60,391	1,245,262
CVB Financial Corp.	280,730	6,178,867
Dime Community Bancshares, Inc.	67,393	1,359,991
DNB Financial Corp.	7,225	330,833
Eagle Bancorp, Inc.	70,846	2,855,802
Entegra Financial Corp. *	14,115	420,768
Enterprise Bancorp, Inc.	18,823	575,043
Enterprise Financial Services Corp.	51,974	2,166,276
Equity Bancshares, Inc., Class A *	31,417	832,236
Esquire Financial Holdings, Inc. *	13,259	340,093
ESSA Bancorp, Inc.	20,206	310,162
Essent Group Ltd. *	202,798	9,361,156
Evans Bancorp, Inc.	10,030	371,712
Farmers & Merchants Bancorp, Inc.	20,959	600,266
Farmers National Banc Corp.	53,448	780,875
FB Financial Corp.	36,159	1,374,404
Federal Agricultural Mortgage Corp., Class C	19,176	1,481,730
Fidelity D&D Bancorp, Inc.	5,770	380,647
Financial Institutions, Inc.	32,206	991,623
First BanCorp	451,777	4,861,121
First BanCorp (North Carolina)	61,776	2,282,005
First BanCorp, Inc.	21,254	557,067
First Bank/Hamilton NJ	33,507	381,310

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Busey Corp.	109,361	2,956,028
First Business Financial Services, Inc.	17,671	421,100
First Capital, Inc. (a)	6,734	382,154
First Choice Bancorp	20,928	464,602
First Commonwealth Financial Corp.	206,142	2,838,575
First Community Bankshares, Inc.	31,998	1,058,174
First Defiance Financial Corp.	41,342	1,187,342
First Financial Bancorp	205,248	5,231,771
First Financial Bankshares, Inc.	273,742	8,965,050
First Financial Corp.	27,265	1,183,574
First Financial Northwest, Inc.	15,804	233,583
First Foundation, Inc.	83,238	1,251,900
First Guaranty Bancshares, Inc.	9,650	210,852
First Internet Bancorp	20,089	423,476
First Interstate BancSystem, Inc., Class A	78,700	3,150,361
First Merchants Corp.	104,587	4,121,774
First Mid Bancshares, Inc.	31,116	1,060,433
First Midwest Bancorp, Inc.	224,085	4,846,959
First Northwest Bancorp	18,910	303,884
Flagstar Bancorp, Inc.	59,707	2,058,697
Flushing Financial Corp.	57,591	1,172,553
FNCB Bancorp, Inc.	35,568	282,766
Franklin Financial Network, Inc.	27,290	805,055
Franklin Financial Services Corp.	8,719	318,243
FS Bancorp, Inc.	8,496	418,853
Fulton Financial Corp.	347,435	5,906,395
FVCBankcorp, Inc. *	25,236	454,753
German American Bancorp, Inc.	52,507	1,656,596
Glacier Bancorp, Inc.	178,458	7,479,175
Great Southern Bancorp, Inc.	23,526	1,410,619
Great Western Bancorp, Inc.	120,463	4,074,059
Greene County Bancorp, Inc.	6,562	182,095
Guaranty Bancshares, Inc.	17,108	527,269
Hancock Whitney Corp.	180,040	7,475,261
Hanmi Financial Corp.	64,404	1,384,042
HarborOne Bancorp, Inc. *	31,611	605,351
Hawthorn Bancshares, Inc.	11,763	287,370
Heartland Financial USA, Inc.	69,045	3,320,374
Heritage Commerce Corp.	89,256	1,104,097
Heritage Financial Corp.	77,330	2,205,452
Hilltop Holdings, Inc.	152,635	3,461,762
Hingham Institution for Savings	2,882	555,621
Home Bancorp, Inc.	16,237	606,614
Home BancShares, Inc.	326,463	6,421,527
HomeStreet, Inc. *	51,892	1,505,906
HomeTrust Bancshares, Inc.	34,389	898,585
Hope Bancorp, Inc.	254,295	3,750,851
Horizon Bancorp, Inc.	79,195	1,379,577
Howard Bancorp, Inc. *	26,940	401,137
IBERIABANK Corp.	113,558	8,922,252
Independent Bank Corp.	69,895	5,435,035
Independent Bank Corp., Michigan	46,977	1,021,280
Independent Bank Group, Inc.	76,285	4,333,751
International Bancshares Corp.	117,092	4,406,172
Investar Holding Corp.	19,673	474,316
Investors Bancorp, Inc.	484,670	5,505,851
Kearny Financial Corp.	174,603	2,330,950
Lakeland Bancorp, Inc.	103,165	1,689,843
Lakeland Financial Corp.	52,014	2,392,124
LCNB Corp.	25,937	467,125
LegacyTexas Financial Group, Inc.	101,339	4,331,229
Level One Bancorp, Inc.	11,014	259,490
Live Oak Bancshares, Inc.	52,990	1,031,715
Luther Burbank Corp.	42,018	468,921
Macatawa Bank Corp.	53,650	551,522
Mackinac Financial Corp.	19,127	294,556
MainStreet Bancshares, Inc. *	14,760	336,823
Malvern Bancorp, Inc. *	15,895	337,610
MBT Financial Corp.	37,151	400,488
Security	Number of Shares	Value ($)
Mercantile Bank Corp.	34,120	1,146,432
Merchants Bancorp	18,153	324,757
Meridian Bancorp, Inc.	101,320	1,858,209
Meta Financial Group, Inc.	77,603	2,395,605
Metropolitan Bank Holding Corp. *	14,584	612,090
Mid Penn Bancorp, Inc.	14,307	372,697
Midland States Bancorp, Inc.	46,142	1,251,371
MidSouth Bancorp, Inc.	32,706	399,994
MidWestOne Financial Group, Inc.	24,658	766,124
MMA Capital Holdings, Inc. *	10,183	326,671
Mr Cooper Group, Inc. *	158,298	1,204,648
MutualFirst Financial, Inc.	12,456	405,941
MVB Financial Corp.	19,572	340,749
National Bank Holdings Corp., Class A	62,239	2,258,031
National Bankshares, Inc.	13,187	483,172
NBT Bancorp, Inc.	89,857	3,477,466
Nicolet Bankshares, Inc. *	17,497	1,149,728
NMI Holdings, Inc., Class A *	137,188	3,413,237
Northeast Bank *	16,469	361,495
Northfield Bancorp, Inc.	93,525	1,463,666
Northrim BanCorp, Inc.	14,660	571,300
Northwest Bancshares, Inc.	210,995	3,618,564
Norwood Financial Corp.	12,153	420,737
Oak Valley Bancorp (a)	14,367	269,238
OceanFirst Financial Corp.	106,436	2,597,038
Ocwen Financial Corp. *	280,054	532,103
OFG Bancorp	106,610	2,412,584
Ohio Valley Banc Corp.	8,584	309,539
Old Line Bancshares, Inc.	31,930	901,703
Old National Bancorp	363,731	6,405,303
Old Second Bancorp, Inc.	60,747	798,216
OP Bancorp	27,171	267,906
Opus Bank	45,517	1,020,036
Origin Bancorp, Inc.	41,052	1,429,020
Oritani Financial Corp.	83,640	1,513,884
Orrstown Financial Services, Inc.	21,296	487,040
Pacific Mercantile Bancorp *	40,314	311,224
Pacific Premier Bancorp, Inc.	129,297	4,089,664
Park National Corp.	28,349	2,681,532
Parke Bancorp, Inc.	18,716	448,623
PCB Bancorp	26,244	435,650
PCSB Financial Corp.	33,523	651,687
Peapack-Gladstone Financial Corp.	40,356	1,147,321
Penns Woods Bancorp, Inc.	9,492	430,557
PennyMac Financial Services, Inc.	53,149	1,276,107
People’s Utah Bancorp	32,608	988,022
Peoples Bancorp of North Carolina, Inc.	9,150	248,148
Peoples Bancorp, Inc.	38,303	1,241,400
Peoples Financial Services Corp.	14,300	691,834
Ponce de Leon Federal Bank *	18,609	267,597
Preferred Bank	29,757	1,612,532
Premier Financial Bancorp, Inc.	27,058	422,646
Provident Bancorp, Inc. *	8,700	240,555
Provident Financial Holdings, Inc.	12,133	252,002
Provident Financial Services, Inc.	129,946	3,142,094
Prudential Bancorp, Inc.	18,550	338,908
QCR Holdings, Inc.	31,415	1,201,938
Radian Group, Inc.	440,625	10,046,250
RBB Bancorp	33,713	677,631
Red River Bancshares, Inc. *	1,443	67,994
Reliant Bancorp, Inc.	21,239	528,002
Renasant Corp.	119,981	4,306,118
Republic Bancorp, Inc., Class A	20,147	962,422
Republic First Bancorp, Inc. *	90,400	393,240
Riverview Bancorp, Inc.	44,975	382,287
S&T Bancorp, Inc.	71,136	2,708,148
Sandy Spring Bancorp, Inc.	74,043	2,698,127
SB One Bancorp	16,982	389,058
Seacoast Banking Corp. of Florida *	106,426	2,877,759

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Select Bancorp, Inc. *	33,934	385,151
ServisFirst Bancshares, Inc.	100,292	3,415,946
Shore Bancshares, Inc.	26,439	433,600
Sierra Bancorp	29,389	766,171
Simmons First National Corp., Class A	191,160	4,922,370
SmartFinancial, Inc. *	26,445	573,592
South Plains Financial, Inc.	7,099	123,913
South State Corp.	73,791	5,908,445
Southern First Bancshares, Inc. *	14,932	608,927
Southern Missouri Bancorp, Inc.	16,338	569,379
Southern National Bancorp of Virginia, Inc.	41,139	654,933
Southside Bancshares, Inc.	67,656	2,342,251
Spirit of Texas Bancshares, Inc. *	24,417	523,500
Sterling Bancorp, Inc.	35,705	350,623
Stock Yards Bancorp, Inc.	42,603	1,629,565
Summit Financial Group, Inc.	22,894	609,209
Territorial Bancorp, Inc.	16,732	481,045
The Bancorp, Inc. *	106,329	1,029,265
The Bank of N.T. Butterfield & Son Ltd.	115,222	3,621,427
The Bank of Princeton	11,896	327,973
The Community Financial Corp.	10,202	331,871
The First Bancshares, Inc.	35,386	1,175,169
The First of Long Island Corp.	49,849	1,102,660
Timberland Bancorp, Inc.	15,113	417,723
Tompkins Financial Corp.	31,069	2,546,726
Towne Bank	140,328	3,948,830
TriCo Bancshares	56,463	2,131,478
TriState Capital Holdings, Inc. *	51,142	1,073,982
Triumph Bancorp, Inc. *	52,193	1,628,944
TrustCo Bank Corp.	201,365	1,631,056
Trustmark Corp.	135,310	4,808,917
UMB Financial Corp.	93,150	6,358,419
Union Bankshares, Inc.	8,199	272,125
United Bankshares, Inc.	205,448	7,722,790
United Community Banks, Inc.	165,764	4,757,427
United Community Financial Corp.	102,091	1,039,286
United Financial Bancorp, Inc.	107,632	1,543,443
United Security Bancshares	28,174	302,025
Unity Bancorp, Inc.	15,793	327,073
Univest Financial Corp.	61,029	1,675,856
Valley National Bancorp	682,511	7,616,823
Veritex Holdings, Inc.	110,802	2,835,423
Walker & Dunlop, Inc.	58,290	3,400,639
Washington Federal, Inc.	168,531	6,164,864
Washington Trust Bancorp, Inc.	32,024	1,608,566
Waterstone Financial, Inc.	51,040	862,576
WesBanco, Inc.	111,185	4,067,147
West Bancorp, Inc.	34,320	726,898
Westamerica Bancorp	54,863	3,516,718
Western New England Bancorp, Inc.	51,880	484,559
WSFS Financial Corp.	110,639	4,687,774
		503,437,408

Capital Goods 10.0%
AAON, Inc.	86,481	4,393,235
AAR Corp.	70,267	2,941,377
Actuant Corp., Class A	117,940	2,700,826
Advanced Drainage Systems, Inc.	76,621	2,523,130
Aegion Corp. *	64,503	1,215,882
Aerojet Rocketdyne Holdings, Inc. *	153,821	6,571,233
Aerovironment, Inc. *	44,886	2,461,997
Aircastle Ltd.	109,630	2,279,208
Alamo Group, Inc.	20,595	2,016,045
Albany International Corp., Class A	60,851	5,232,577
Allied Motion Technologies, Inc.	15,205	602,726
Altra Industrial Motion Corp.	135,435	3,891,048
Ameresco, Inc., Class A *	45,663	650,698
American Superconductor Corp. *	43,755	388,982
Security	Number of Shares	Value ($)
American Woodmark Corp. *	31,950	2,710,957
Apogee Enterprises, Inc.	55,267	2,241,629
Applied Industrial Technologies, Inc.	80,719	4,910,944
Arcosa, Inc.	102,529	3,844,837
Argan, Inc.	31,331	1,289,271
Armstrong Flooring, Inc. *	44,567	372,580
Astec Industries, Inc.	47,195	1,542,805
Astronics Corp. *	51,259	1,888,382
Atkore International Group, Inc. *	97,381	2,657,527
Axon Enterprise, Inc. *	122,828	8,624,982
AZZ, Inc.	54,753	2,550,395
Barnes Group, Inc.	100,521	5,231,113
Beacon Roofing Supply, Inc. *	143,014	5,181,397
Bloom Energy Corp., Class A *(a)	114,756	1,199,200
Blue Bird Corp. *	31,558	653,882
BlueLinx Holdings, Inc. *(a)	18,787	398,472
BMC Stock Holdings, Inc. *	140,298	2,967,303
Briggs & Stratton Corp.	86,731	826,546
Builders FirstSource, Inc. *	239,944	4,122,238
Caesarstone Ltd.	46,942	660,474
CAI International, Inc. *	35,465	808,602
Chart Industries, Inc. *	74,650	5,638,314
CIRCOR International, Inc. *	41,418	1,573,884
Columbus McKinnon Corp.	48,196	1,852,654
Comfort Systems USA, Inc.	76,531	3,214,302
Commercial Vehicle Group, Inc. *	62,540	507,825
Concrete Pumping Holdings, Inc. *	23,003	93,162
Construction Partners, Inc., Class A *	24,962	390,156
Continental Building Products, Inc. *	72,718	1,787,408
Cornerstone Building Brands, Inc. *	95,548	556,089
CSW Industrials, Inc.	31,348	2,213,482
Cubic Corp.	65,851	4,359,336
Douglas Dynamics, Inc.	47,350	1,946,085
Ducommun, Inc. *	22,337	941,505
DXP Enterprises, Inc. *	34,695	1,177,895
Dycom Industries, Inc. *	64,041	3,532,502
EMCOR Group, Inc.	117,350	9,903,166
Encore Wire Corp.	42,931	2,357,770
Energous Corp. *(a)	57,934	236,950
Energy Recovery, Inc. *	77,376	849,588
EnerSys	91,034	6,200,326
EnPro Industries, Inc.	43,332	3,078,305
ESCO Technologies, Inc.	53,731	4,489,762
EVI Industries, Inc. (a)	9,435	331,357
Evoqua Water Technologies Corp. *	157,944	2,245,964
Federal Signal Corp.	125,700	3,915,555
Foundation Building Materials, Inc. *	30,829	530,567
Franklin Electric Co., Inc.	97,252	4,557,229
GATX Corp.	76,039	5,844,358
Gencor Industries, Inc. *	19,194	244,915
Generac Holdings, Inc. *	128,720	9,306,456
General Finance Corp. *	24,570	198,526
Gibraltar Industries, Inc. *	67,924	2,814,771
GMS, Inc. *	67,088	1,510,151
Graham Corp.	19,797	428,605
Granite Construction, Inc.	98,814	3,507,897
Great Lakes Dredge & Dock Corp. *	129,691	1,391,584
Griffon Corp.	77,656	1,269,676
H&E Equipment Services, Inc.	67,391	2,062,838
Harsco Corp. *	167,468	3,928,799
Helios Technologies, Inc.	61,744	2,899,498
Herc Holdings, Inc. *	50,816	2,293,834
Hillenbrand, Inc.	130,262	4,388,527
Hurco Cos., Inc.	13,045	446,009
Hyster-Yale Materials Handling, Inc.	21,050	1,301,732
IES Holdings, Inc. *	17,000	307,870
Insteel Industries, Inc.	38,425	749,672
JELD-WEN Holding, Inc. *	142,234	3,116,347
John Bean Technologies Corp.	65,658	7,790,978

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kadant, Inc.	23,221	2,170,235
Kaman Corp.	58,237	3,692,226
Kennametal, Inc.	172,727	5,972,900
Kratos Defense & Security Solutions, Inc. *	189,813	4,678,890
L.B. Foster Co., Class A *	21,609	522,290
Lawson Products, Inc. *	8,762	366,865
Lindsay Corp.	22,804	2,080,181
Luxfer Holdings plc	56,655	1,122,902
Lydall, Inc. *	35,476	837,234
Masonite International Corp. *	52,532	2,799,956
MasTec, Inc. *	126,309	6,482,178
Maxar Technologies, Inc. *(a)	124,397	915,562
Mercury Systems, Inc. *	112,368	9,160,239
Meritor, Inc. *	168,747	4,173,113
Milacron Holdings Corp. *	144,650	2,435,906
Miller Industries, Inc.	23,589	736,449
Moog, Inc., Class A	67,702	5,515,005
MRC Global, Inc. *	167,735	2,623,375
Mueller Industries, Inc.	116,788	3,525,830
Mueller Water Products, Inc., Class A	330,290	3,359,049
MYR Group, Inc. *	34,257	1,237,363
National Presto Industries, Inc.	10,373	954,005
Navistar International Corp. *	104,351	3,259,925
NN, Inc.	89,677	736,248
Northwest Pipe Co. *	20,340	475,142
NOW, Inc. *	228,244	2,795,989
NV5 Global, Inc. *	21,574	1,714,486
Omega Flex, Inc.	6,050	460,163
Park Aerospace Corp.	39,416	716,977
Park-Ohio Holdings Corp.	18,496	565,978
Parsons Corp. *	39,678	1,456,579
Patrick Industries, Inc. *	47,796	2,192,403
PGT Innovations, Inc. *	119,889	1,932,611
Plug Power, Inc. *(a)	477,995	1,056,369
Powell Industries, Inc.	18,811	695,819
Preformed Line Products Co.	6,271	362,276
Primoris Services Corp.	93,550	1,960,808
Proto Labs, Inc. *	56,781	5,910,902
Quanex Building Products Corp.	69,983	1,303,083
Raven Industries, Inc.	75,671	2,742,317
RBC Bearings, Inc. *	51,037	8,303,210
REV Group, Inc.	56,738	826,673
Rexnord Corp. *	221,365	6,483,781
Rush Enterprises, Inc., Class A	58,127	2,189,063
Rush Enterprises, Inc., Class B	9,606	378,476
Simpson Manufacturing Co., Inc.	94,175	5,816,248
SiteOne Landscape Supply, Inc. *	86,051	6,356,587
Spartan Motors, Inc.	73,066	878,253
SPX Corp. *	91,961	3,209,439
SPX FLOW, Inc. *	88,179	3,576,540
Standex International Corp.	26,556	1,868,746
Sterling Construction Co., Inc. *	54,212	678,734
Sunrun, Inc. *	232,964	4,437,964
Systemax, Inc.	25,994	564,070
Tennant Co.	37,919	2,886,015
Terex Corp.	133,301	4,059,015
Textainer Group Holdings Ltd. *	58,950	573,583
The Eastern Co.	11,372	287,257
The Gorman-Rupp Co.	36,665	1,218,011
The Greenbrier Cos., Inc.	67,847	1,961,457
The Manitowoc Co., Inc. *	73,967	1,327,708
Thermon Group Holdings, Inc. *	68,848	1,744,608
Titan International, Inc.	104,346	394,428
Titan Machinery, Inc. *	40,005	829,704
TPI Composites, Inc. *	61,273	1,566,751
Transcat, Inc. *	14,145	336,934
Trex Co., Inc. *	123,705	10,112,884
TriMas Corp. *	95,629	2,867,914
Triton International Ltd.	119,561	3,955,078
Security	Number of Shares	Value ($)
Triumph Group, Inc.	104,623	2,535,015
Tutor Perini Corp. *	82,888	1,082,517
Twin Disc, Inc. *	22,785	275,015
Universal Forest Products, Inc.	125,339	5,067,456
Vectrus, Inc. *	23,501	950,380
Veritiv Corp. *	26,921	468,964
Vicor Corp. *	37,069	1,095,760
Vivint Solar, Inc. *	90,791	749,026
Wabash National Corp.	115,640	1,830,581
Watts Water Technologies, Inc., Class A	57,956	5,380,055
Welbilt, Inc. *	273,212	4,486,141
Wesco Aircraft Holdings, Inc. *	111,106	1,169,946
Willis Lease Finance Corp. *	6,335	394,354
WillScot Corp. *	109,340	1,740,693
		419,451,543

Commercial & Professional Services 4.5%
ABM Industries, Inc.	140,199	5,900,976
Acacia Research Corp. *	104,359	291,162
ACCO Brands Corp.	212,337	2,076,656
Advanced Disposal Services, Inc. *	152,631	4,940,665
ASGN, Inc. *	107,541	6,780,460
Barrett Business Services, Inc.	15,262	1,335,425
BG Staffing, Inc.	20,677	343,652
Brady Corp., Class A	100,591	5,203,572
BrightView Holdings, Inc. *	66,466	1,313,368
Casella Waste Systems, Inc., Class A *	93,895	4,093,822
CBIZ, Inc. *	108,142	2,527,279
CECO Environmental Corp. *	64,133	591,948
Charah Solutions, Inc. *	19,137	99,512
Cimpress N.V. *	46,157	4,451,843
CompX International, Inc.	2,900	47,705
Covanta Holding Corp.	248,665	4,282,011
CRA International, Inc.	16,204	703,578
Deluxe Corp.	92,129	4,110,796
Ennis, Inc.	54,435	1,106,664
Exponent, Inc.	108,873	7,490,462
Forrester Research, Inc.	22,160	1,048,833
Franklin Covey Co. *	20,737	756,901
FTI Consulting, Inc. *	79,362	8,289,361
GP Strategies Corp. *	26,313	417,850
Healthcare Services Group, Inc.	156,627	3,744,952
Heidrick & Struggles International, Inc.	39,193	1,164,032
Heritage-Crystal Clean, Inc. *	31,529	884,388
Herman Miller, Inc.	124,038	5,623,883
HNI Corp.	91,289	3,125,735
Huron Consulting Group, Inc. *	47,253	2,881,015
ICF International, Inc.	38,208	3,254,940
InnerWorkings, Inc. *	90,190	330,095
Insperity, Inc.	81,546	8,672,417
Interface, Inc.	125,699	1,742,188
Kelly Services, Inc., Class A	69,968	1,947,209
Kforce, Inc.	47,648	1,624,320
Kimball International, Inc., Class B	74,600	1,293,564
Knoll, Inc.	103,405	2,507,571
Korn Ferry	118,758	4,664,814
LSC Communications, Inc.	67,322	67,322
Matthews International Corp., Class A	65,065	2,221,970
McGrath RentCorp	51,008	3,474,155
Mistras Group, Inc. *	37,756	572,381
Mobile Mini, Inc.	94,267	3,201,307
MSA Safety, Inc.	74,288	7,826,241
Navigant Consulting, Inc.	81,411	1,983,172
NL Industries, Inc. *	14,900	75,841
NRC Group Holdings Corp. *	21,087	258,527
PICO Holdings, Inc. *	37,639	379,778
Pitney Bowes, Inc.	383,492	1,553,143
Quad Graphics, Inc.	64,106	725,039

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Resources Connection, Inc.	63,687	1,120,891
RR Donnelley & Sons Co.	141,466	285,761
SP Plus Corp. *	48,303	1,667,903
Steelcase, Inc., Class A	183,223	3,098,301
Team, Inc. *	62,470	1,034,503
Tetra Tech, Inc.	114,876	9,098,179
The Brink’s Co.	105,077	9,473,742
TriNet Group, Inc. *	94,008	6,913,348
TrueBlue, Inc. *	84,493	1,670,427
UniFirst Corp.	31,863	6,272,869
Upwork, Inc. *	116,094	1,908,585
US Ecology, Inc.	46,504	2,959,050
Viad Corp.	42,327	2,926,489
VSE Corp.	18,008	539,520
WageWorks, Inc. *	84,226	4,309,844
Willdan Group, Inc. *	20,696	723,946
		188,007,858

Consumer Durables & Apparel 2.9%
Acushnet Holdings Corp.	74,318	1,899,568
American Outdoor Brands Corp. *	115,654	1,114,905
Bassett Furniture Industries, Inc.	22,285	284,802
Beazer Homes USA, Inc. *	62,803	736,051
Callaway Golf Co.	196,673	3,606,983
Cavco Industries, Inc. *	18,145	3,218,016
Centric Brands, Inc. *	34,283	92,564
Century Communities, Inc. *	55,617	1,533,361
Clarus Corp.	48,787	701,069
Crocs, Inc. *	135,242	3,090,280
Culp, Inc.	23,369	419,941
Deckers Outdoor Corp. *	61,573	9,622,628
Delta Apparel, Inc. *	12,822	244,131
Escalade, Inc.	22,596	260,532
Ethan Allen Interiors, Inc.	49,953	1,028,033
Flexsteel Industries, Inc.	15,246	280,069
Fossil Group, Inc. *	97,380	1,075,075
G-III Apparel Group Ltd. *	95,246	2,729,750
GoPro, Inc., Class A *	260,335	1,377,172
Green Brick Partners, Inc. *	50,448	474,716
Hamilton Beach Brands Holding Co., Class A	13,375	219,484
Helen of Troy Ltd. *	52,858	7,837,784
Hooker Furniture Corp.	24,626	513,452
Installed Building Products, Inc. *	47,739	2,543,534
iRobot Corp. *	57,769	4,222,914
Johnson Outdoors, Inc., Class A	10,287	699,413
KB Home	178,441	4,687,645
Kontoor Brands, Inc. *	93,103	2,730,711
La-Z-Boy, Inc.	94,486	3,117,093
Legacy Housing Corp. *	9,140	115,073
LGI Homes, Inc. *	42,207	2,966,730
Lifetime Brands, Inc.	25,133	221,924
M.D.C. Holdings, Inc.	104,528	3,777,642
M/I Homes, Inc. *	56,198	1,987,723
Malibu Boats, Inc., Class A *	44,158	1,330,481
Marine Products Corp.	15,402	247,356
MasterCraft Boat Holdings, Inc. *	38,757	643,366
Meritage Homes Corp. *	76,281	4,791,210
Movado Group, Inc.	32,857	865,125
Oxford Industries, Inc.	35,055	2,565,675
Purple Innovation, Inc. *	6,717	44,399
Rocky Brands, Inc.	14,917	470,184
Skyline Champion Corp. *	106,037	3,022,054
Sonos, Inc. *	147,953	1,605,290
Steven Madden Ltd.	178,810	6,170,733
Sturm, Ruger & Co., Inc.	35,333	1,996,315
Superior Group of Cos., Inc.	22,105	376,227
Taylor Morrison Home Corp. *	225,964	5,088,709
Security	Number of Shares	Value ($)
The Lovesac Co. *	11,855	254,171
TopBuild Corp. *	71,440	5,795,927
TRI Pointe Group, Inc. *	297,708	4,075,623
Tupperware Brands Corp.	103,512	1,584,769
Unifi, Inc. *	30,194	564,930
Universal Electronics, Inc. *	28,163	1,205,940
Vera Bradley, Inc. *	44,456	522,358
Vince Holding Corp. *	6,386	89,659
Vista Outdoor, Inc. *	120,268	865,930
William Lyon Homes, Class A *	66,244	1,301,032
Wolverine World Wide, Inc.	183,862	4,991,853
YETI Holdings, Inc. *(a)	65,200	2,266,352
ZAGG, Inc. *	58,363	386,947
		122,553,383

Consumer Services 3.8%
Adtalem Global Education, Inc. *	118,781	5,626,656
American Public Education, Inc. *	33,895	1,119,213
BBX Capital Corp.	138,011	594,827
Biglari Holdings, Inc., Class B *	2,048	185,958
BJ’s Restaurants, Inc.	43,813	1,739,376
Bloomin’ Brands, Inc.	193,541	3,296,003
Bluegreen Vacations Corp.	15,000	154,650
Boyd Gaming Corp.	169,680	4,494,823
Brinker International, Inc.	78,671	3,135,039
Career Education Corp. *	145,205	2,753,087
Carriage Services, Inc.	35,601	680,691
Carrols Restaurant Group, Inc. *	74,545	694,759
Century Casinos, Inc. *	56,687	559,501
Chegg, Inc. *	244,279	10,973,013
Churchill Downs, Inc.	73,977	8,851,348
Chuy’s Holdings, Inc. *	35,210	832,717
Collectors Universe, Inc.	16,652	394,819
Cracker Barrel Old Country Store, Inc.	40,499	7,035,081
Dave & Buster’s Entertainment, Inc.	76,718	3,118,587
Del Frisco’s Restaurant Group, Inc. *	71,491	569,068
Del Taco Restaurants, Inc. *	60,359	731,551
Denny’s Corp. *	124,119	2,803,848
Dine Brands Global, Inc.	35,142	2,884,807
Drive Shack, Inc. *	127,292	664,464
El Pollo Loco Holdings, Inc. *	45,189	444,660
Eldorado Resorts, Inc. *(a)	138,690	6,257,693
Empire Resorts, Inc. *(a)	8,021	78,365
Everi Holdings, Inc. *	143,253	1,720,469
Fiesta Restaurant Group, Inc. *	49,166	469,535
Golden Entertainment, Inc. *	35,749	501,201
Houghton Mifflin Harcourt Co. *	222,308	1,300,502
Inspired Entertainment, Inc. *	18,366	146,561
International Speedway Corp., Class A	49,397	2,226,817
J Alexander’s Holdings, Inc. *	25,627	276,003
Jack in the Box, Inc.	54,281	3,899,004
K12, Inc. *	81,277	2,426,118
Laureate Education, Inc., Class A *	200,080	3,279,311
Lindblad Expeditions Holdings, Inc. *	47,754	899,208
Marriott Vacations Worldwide Corp.	92,958	9,503,096
Monarch Casino & Resort, Inc. *	24,192	1,138,717
Nathan’s Famous, Inc.	5,986	422,671
Noodles & Co. *	59,378	439,991
OneSpaWorld Holdings Ltd. *	96,334	1,508,590
Papa John’s International, Inc.	46,706	2,074,681
Penn National Gaming, Inc. *	233,848	4,564,713
PlayAGS, Inc. *	55,369	1,038,722
Potbelly Corp. *	43,800	182,208
RCI Hospitality Holdings, Inc.	18,724	317,372
Red Lion Hotels Corp. *	49,311	334,822
Red Robin Gourmet Burgers, Inc. *	27,004	891,672
Red Rock Resorts, Inc., Class A	147,062	3,064,772
Regis Corp. *	59,603	1,090,735

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ruth’s Hospitality Group, Inc.	60,177	1,340,142
Scientific Games Corp., Class A *	117,570	2,404,306
SeaWorld Entertainment, Inc. *	106,296	3,249,469
Select Interior Concepts, Inc., Class A *	44,493	509,445
Shake Shack, Inc., Class A *	59,366	4,432,266
Sotheby’s *	66,666	3,980,627
Speedway Motorsports, Inc.	23,875	472,725
Strategic Education, Inc.	44,896	7,991,039
Target Hospitality Corp. *	68,698	583,933
Texas Roadhouse, Inc.	143,512	7,926,168
The Cheesecake Factory, Inc.	88,682	3,820,421
The Habit Restaurants, Inc., Class A *	42,369	423,690
Twin River Worldwide Holdings, Inc.	46,197	1,219,139
Weight Watchers International, Inc. *	98,641	2,135,578
Wingstop, Inc.	61,775	5,905,072
		160,786,115

Diversified Financials 3.7%
AG Mortgage Investment Trust, Inc.	69,630	1,139,147
Anworth Mortgage Asset Corp.	205,898	792,707
Apollo Commercial Real Estate Finance, Inc.	320,111	6,024,489
Ares Commercial Real Estate Corp.	56,091	850,900
Ares Management Corp., Class A	135,423	3,961,123
Arlington Asset Investment Corp., Class A	74,900	492,842
ARMOUR Residential REIT, Inc.	126,745	2,264,933
Artisan Partners Asset Management, Inc., Class A	105,297	3,115,738
Associated Capital Group, Inc., Class A	4,096	153,068
B. Riley Financial, Inc.	42,099	793,987
Banco Latinoamericano de Comercio Exterior, S.A., Class E	65,537	1,377,588
Blackstone Mortgage Trust, Inc., Class A	264,634	9,399,800
Blucora, Inc. *	101,267	3,031,934
BrightSphere Investment Group plc *	146,563	1,568,224
Cannae Holdings, Inc. *	142,299	4,119,556
Capstead Mortgage Corp.	177,258	1,494,285
Cherry Hill Mortgage Investment Corp.	32,246	499,491
Cohen & Steers, Inc.	47,983	2,512,870
Colony Credit Real Estate, Inc.	169,737	2,749,739
Cowen, Inc. *	59,835	1,050,703
Curo Group Holdings Corp. *	36,163	449,144
Diamond Hill Investment Group, Inc.	6,899	972,414
Donnelley Financial Solutions, Inc. *	65,092	887,204
Dynex Capital, Inc.	49,835	812,311
Elevate Credit, Inc. *	43,861	182,462
Ellington Financial, Inc.	57,737	1,009,243
Encore Capital Group, Inc. *	65,120	2,343,018
Enova International, Inc. *	69,658	1,877,283
Exantas Capital Corp.	63,532	710,923
EZCORP, Inc., Class A *	105,689	1,041,037
Federated Investors, Inc., Class B	202,920	7,051,470
FGL Holdings	306,990	2,501,968
FirstCash, Inc.	89,200	8,977,088
Focus Financial Partners, Inc., Class A *	64,122	1,789,645
GAIN Capital Holdings, Inc.	40,142	171,005
GAMCO Investors, Inc., Class A	11,397	231,359
Granite Point Mortgage Trust, Inc.	112,075	2,140,632
Great Ajax Corp.	33,613	467,557
Green Dot Corp., Class A *	104,487	5,296,446
Greenhill & Co., Inc.	35,543	590,014
GWG Holdings, Inc. (a)	3,801	41,279
Hamilton Lane, Inc., Class A	45,890	2,693,743
Houlihan Lokey, Inc.	70,695	3,251,970
INTL. FCStone, Inc. *	33,868	1,381,137
Invesco Mortgage Capital, Inc.	272,238	4,486,482
KKR Real Estate Finance Trust, Inc.	53,847	1,078,555
Ladder Capital Corp.	217,069	3,653,271
Security	Number of Shares	Value ($)
Ladenburg Thalmann Financial Services, Inc.	247,169	763,752
LendingClub Corp. *	138,931	2,053,400
Marlin Business Services Corp.	18,213	422,724
Medallion Financial Corp. *(a)	42,846	214,658
Moelis & Co., Class A	99,938	3,641,741
Nelnet, Inc., Class A	37,560	2,349,754
New York Mortgage Trust, Inc.	438,793	2,681,025
Och-Ziff Capital Management Group, Inc., Class A	35,058	816,150
On Deck Capital, Inc. *	138,266	494,992
Oppenheimer Holdings, Inc., Class A	19,926	580,644
Orchid Island Capital, Inc. (a)	107,259	663,933
PennyMac Mortgage Investment Trust	158,756	3,497,395
Piper Jaffray Cos.	28,959	2,238,531
PJT Partners, Inc., Class A	49,046	2,067,779
PRA Group, Inc. *	94,931	2,955,202
Pzena Investment Management, Inc., Class A	37,290	303,541
Ready Capital Corp.	66,687	1,024,979
Redwood Trust, Inc.	202,522	3,426,672
Regional Management Corp. *	19,653	474,227
Safeguard Scientifics, Inc. *	40,517	473,239
Siebert Financial Corp. *(a)	16,650	196,803
Silvercrest Asset Management Group, Inc., Class A	17,734	254,128
Stifel Financial Corp.	144,638	8,650,799
TPG RE Finance Trust, Inc.	104,492	2,063,717
Value Line, Inc.	1,900	49,590
Virtus Investment Partners, Inc.	14,114	1,512,456
Waddell & Reed Financial, Inc., Class A	156,083	2,731,452
Western Asset Mortgage Capital Corp.	98,773	1,003,534
Westwood Holdings Group, Inc.	17,318	542,053
WisdomTree Investments, Inc.	281,983	1,748,295
World Acceptance Corp. *	14,088	1,785,372
		155,164,321

Energy 3.7%
Abraxas Petroleum Corp. *	333,304	290,108
Altus Midstream Co., Class A *	104,732	336,190
Arch Coal, Inc., Class A	35,469	3,162,416
Archrock, Inc.	271,166	2,977,403
Ardmore Shipping Corp. *	70,072	514,328
Berry Petroleum Corp.	134,851	1,321,540
Bonanza Creek Energy, Inc. *	39,306	856,871
Brigham Minerals, Inc., Class A *	33,461	717,738
C&J Energy Services, Inc. *	139,763	1,529,007
Cactus, Inc., Class A *	99,075	2,909,833
California Resources Corp. *	102,569	1,570,331
Callon Petroleum Co. *	482,280	2,372,818
Carrizo Oil & Gas, Inc. *	187,993	1,791,573
Chaparral Energy, Inc., Class A *	64,581	229,263
Clean Energy Fuels Corp. *	284,851	760,552
CNX Resources Corp. *	409,330	3,364,693
Comstock Resources, Inc. *(a)	31,231	213,308
CONSOL Energy, Inc. *	58,573	1,258,734
Contura Energy, Inc. *	40,341	1,445,418
Covia Holdings Corp. *	86,510	150,527
CVR Energy, Inc.	62,305	3,306,526
Delek US Holdings, Inc.	161,322	6,949,752
Denbury Resources, Inc. *	972,425	1,098,840
DHT Holdings, Inc.	187,337	1,058,454
Diamond Offshore Drilling, Inc. *	138,437	1,251,470
Diamond S Shipping, Inc. *(a)	45,623	545,195
DMC Global, Inc.	30,646	1,600,947
Dorian LPG Ltd. *	60,449	553,108
Dril-Quip, Inc. *	76,181	4,008,644
Earthstone Energy, Inc., Class A *	41,977	183,859

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy Fuels, Inc. *(a)	184,562	335,903
Era Group, Inc. *	42,507	438,672
Evolution Petroleum Corp.	56,495	344,620
Exterran Corp. *	66,959	913,990
Extraction Oil & Gas, Inc. *(a)	208,234	772,548
Falcon Minerals Corp.	80,229	634,611
Forum Energy Technologies, Inc. *	172,262	451,326
Frank’s International N.V. *	227,171	1,294,875
FTS International, Inc. *	70,517	279,952
GasLog Ltd.	85,959	1,224,056
Geospace Technologies Corp. *	27,555	430,134
Golar LNG Ltd.	199,770	3,384,104
Goodrich Petroleum Corp. *	18,729	215,571
Green Plains, Inc.	83,081	838,287
Gulfport Energy Corp. *	333,842	1,261,923
Hallador Energy Co.	42,080	225,549
Helix Energy Solutions Group, Inc. *	298,854	2,617,961
HighPoint Resources Corp. *	233,382	291,728
Independence Contract Drilling, Inc. *	96,360	127,195
International Seaways, Inc. *	52,433	891,885
Isramco, Inc. *	1,599	192,216
Jagged Peak Energy, Inc. *	136,222	999,869
Keane Group, Inc. *	110,583	695,567
KLX Energy Services Holdings, Inc. *	43,335	681,226
Laredo Petroleum, Inc. *	375,406	1,246,348
Liberty Oilfield Services, Inc., Class A	93,161	1,318,228
Magnolia Oil & Gas Corp., Class A *	212,994	2,381,273
Mammoth Energy Services, Inc.	25,335	164,171
Matador Resources Co. *	234,028	4,125,914
Matrix Service Co. *	55,338	1,016,559
McDermott International, Inc. *	382,393	2,454,963
Midstates Petroleum Co., Inc. *	27,233	123,910
Montage Resources Corp. *	44,440	148,430
Nabors Industries Ltd.	745,037	2,205,310
NACCO Industries, Inc., Class A	7,792	414,145
National Energy Services Reunited Corp. *	49,361	394,888
Natural Gas Services Group, Inc. *	26,169	419,751
NCS Multistage Holdings, Inc. *	24,476	78,568
Newpark Resources, Inc. *	189,385	1,445,008
NextDecade Corp. *	23,710	116,653
Nine Energy Service, Inc. *	33,083	425,778
Noble Corp. plc *	524,241	1,169,057
Nordic American Tankers Ltd.	290,238	586,281
Northern Oil & Gas, Inc. *	581,443	941,938
Oasis Petroleum, Inc. *	673,278	3,278,864
Oceaneering International, Inc. *	208,594	3,222,777
Oil States International, Inc. *	126,719	1,890,647
Overseas Shipholding Group, Inc., Class A *	134,333	261,949
Pacific Drilling S.A. *	62,142	584,135
Panhandle Oil & Gas, Inc., Class A	32,554	384,463
Par Pacific Holdings, Inc. *	72,873	1,680,451
Parker Drilling Co. *	19,411	333,869
PDC Energy, Inc. *	140,044	4,023,464
Peabody Energy Corp.	149,069	3,139,393
Penn Virginia Corp. *	28,193	965,328
PrimeEnergy Resources Corp. *	1,079	130,386
ProPetro Holding Corp. *	168,197	3,049,412
QEP Resources, Inc. *	504,722	2,498,374
Renewable Energy Group, Inc. *	76,604	1,041,048
REX American Resources Corp. *	11,761	877,371
RigNet, Inc. *	28,854	251,895
Ring Energy, Inc. *	128,602	315,075
Roan Resources, Inc. *	74,112	88,934
Rosehill Resources, Inc. *	21,663	61,090
RPC, Inc.	120,998	747,768
SandRidge Energy, Inc. *	63,258	426,992
Scorpio Tankers, Inc.	91,422	2,396,171
SEACOR Holdings, Inc. *	36,825	1,754,343
Security	Number of Shares	Value ($)
SEACOR Marine Holdings, Inc. *	40,079	564,312
Seadrill Ltd. *(a)	122,010	500,241
Select Energy Services, Inc., Class A *	126,343	1,284,908
SemGroup Corp., Class A	167,745	2,125,329
Ship Finance International Ltd.	171,470	2,254,831
SilverBow Resources, Inc. *	14,100	146,499
SM Energy Co.	236,482	2,357,726
Smart Sand, Inc. *	48,150	113,153
Solaris Oilfield Infrastructure, Inc., Class A	64,050	916,556
Southwestern Energy Co. *	1,146,119	2,521,462
SRC Energy, Inc. *	511,187	2,085,643
Superior Energy Services, Inc. *	329,430	298,859
Talos Energy, Inc. *	42,972	884,364
Teekay Corp. (a)	142,868	651,478
Teekay Tankers Ltd., Class A *	414,789	510,190
Tellurian, Inc. *(a)	201,129	1,240,966
TETRA Technologies, Inc. *	253,261	395,087
Tidewater, Inc. *	79,779	1,834,119
U.S. Well Services, Inc. *	41,722	129,338
Unit Corp. *	110,436	717,834
Uranium Energy Corp. *	366,940	363,417
US Silica Holdings, Inc.	155,194	2,150,989
W&T Offshore, Inc. *	196,037	880,206
Whiting Petroleum Corp. *	191,684	3,388,973
World Fuel Services Corp.	139,725	5,454,864
		156,225,930

Food & Staples Retailing 0.6%
BJ’s Wholesale Club Holdings, Inc. *	238,651	5,622,618
HF Foods Group, Inc. *(a)	15,641	354,425
Ingles Markets, Inc., Class A	29,707	935,176
Natural Grocers by Vitamin Cottage, Inc. *	19,637	180,071
Performance Food Group Co. *	216,638	9,499,576
PriceSmart, Inc.	47,367	2,889,387
Rite Aid Corp. *(a)	112,731	785,735
SpartanNash, Co.	74,515	880,767
The Andersons, Inc.	66,644	1,789,391
The Chefs’ Warehouse, Inc. *	51,078	1,862,815
United Natural Foods, Inc. *	106,861	1,053,650
Village Super Market, Inc., Class A	17,018	425,961
Weis Markets, Inc.	20,334	741,174
		27,020,746

Food, Beverage & Tobacco 1.7%
22nd Century Group, Inc. *(a)	239,180	380,296
Alico, Inc.	8,375	267,163
B&G Foods, Inc. (a)	136,373	2,492,898
Bridgford Foods Corp. *	3,608	128,697
Cal-Maine Foods, Inc.	66,334	2,638,103
Calavo Growers, Inc.	34,115	3,017,131
Celsius Holdings, Inc. *(a)	55,986	279,370
Coca-Cola Consolidated, Inc.	9,903	2,906,828
Craft Brew Alliance, Inc. *	23,721	372,657
Darling Ingredients, Inc. *	345,435	7,022,694
Dean Foods Co.	180,649	261,941
Farmer Brothers Co. *	22,152	359,749
Fresh Del Monte Produce, Inc.	65,608	1,989,891
Freshpet, Inc. *	65,413	2,953,397
Hostess Brands, Inc. *	210,734	2,975,564
J&J Snack Foods Corp.	31,775	5,905,066
John B. Sanfilippo & Son, Inc.	18,306	1,590,974
Lancaster Colony Corp.	39,727	6,190,261
Landec Corp. *	51,262	572,597
Limoneira Co.	32,556	644,283
MGP Ingredients, Inc.	27,378	1,368,626
National Beverage Corp. (a)	24,602	1,070,925
New Age Beverages Corp. *(a)	150,639	563,390

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Primo Water Corp. *	72,972	1,077,796
Pyxus International, Inc. *(a)	17,377	247,970
Sanderson Farms, Inc.	41,873	5,486,200
Seneca Foods Corp., Class A *	14,490	457,594
The Boston Beer Co., Inc., Class A *	17,592	6,901,693
The Simply Good Foods Co. *	149,389	4,067,862
Tootsie Roll Industries, Inc.	34,860	1,302,370
Turning Point Brands, Inc. (a)	17,237	640,010
Universal Corp.	51,679	3,074,901
Vector Group Ltd.	222,609	2,571,134
		71,780,031

Health Care Equipment & Services 7.1%
Accuray, Inc. *	182,312	754,772
Addus HomeCare Corp. *	22,329	1,799,494
Allscripts Healthcare Solutions, Inc. *	349,394	3,598,758
Alphatec Holdings, Inc. *(a)	62,100	291,870
Amedisys, Inc. *	65,996	9,100,188
American Renal Associates Holdings, Inc. *	38,180	293,986
AMN Healthcare Services, Inc. *	96,834	5,168,999
AngioDynamics, Inc. *	77,293	1,575,231
Antares Pharma, Inc. *	336,590	1,073,722
Apollo Medical Holdings, Inc. *	13,122	200,767
Apyx Medical Corp. *	69,304	501,761
AtriCure, Inc. *	78,240	2,509,939
Atrion Corp.	3,018	2,322,351
Avalon GloboCare Corp. *(a)	44,971	93,989
Avanos Medical, Inc. *	99,621	4,056,567
Avedro, Inc. *	10,486	193,572
AxoGen, Inc. *	72,242	1,298,911
Axonics Modulation Technologies, Inc. *	32,148	1,179,832
BioLife Solutions, Inc. *	13,889	264,863
BioScrip, Inc. *	263,948	746,973
BioSig Technologies, Inc. *	32,594	244,781
BioTelemetry, Inc. *	69,840	3,278,988
Brookdale Senior Living, Inc. *	388,642	3,027,521
Cardiovascular Systems, Inc. *	71,941	3,297,056
Castlight Health, Inc., Class B *	209,420	337,166
Catasys, Inc. *(a)	14,702	256,109
Cerus Corp. *	288,313	1,686,631
Community Health Systems, Inc. *	175,170	359,099
Computer Programs & Systems, Inc.	26,413	681,720
ConforMIS, Inc. *	132,984	367,036
CONMED Corp.	57,331	5,007,863
Corindus Vascular Robotics, Inc. *(a)	191,157	483,627
CorVel Corp. *	19,115	1,628,598
Cross Country Healthcare, Inc. *	76,105	722,236
CryoLife, Inc. *	76,859	2,215,076
CryoPort, Inc. *	56,466	1,155,859
Cutera, Inc. *	29,409	751,694
CytoSorbents Corp. *	65,468	459,585
Diplomat Pharmacy, Inc. *	119,789	631,288
ElectroCore, Inc. *(a)	24,895	35,102
Enzo Biochem, Inc. *	92,538	361,824
Evolent Health, Inc., Class A *	150,737	1,028,026
Genesis Healthcare, Inc. *	169,619	198,454
GenMark Diagnostics, Inc. *	113,296	709,233
Glaukos Corp. *	75,058	6,130,737
Globus Medical, Inc., Class A *	159,978	7,291,797
Haemonetics Corp. *	107,781	13,157,904
Hanger, Inc. *	77,142	1,330,699
HealthEquity, Inc. *	143,169	11,736,995
HealthStream, Inc. *	55,220	1,559,413
Heska Corp. *	14,434	1,156,741
HMS Holdings Corp. *	182,814	6,380,209
Inogen, Inc. *	38,499	2,367,688
Inovalon Holdings, Inc., Class A *	148,405	2,226,075
Inspire Medical Systems, Inc. *	28,204	1,907,437
Security	Number of Shares	Value ($)
Integer Holdings Corp. *	68,416	5,988,452
IntriCon Corp. *	17,104	307,530
Invacare Corp.	73,271	392,000
iRadimed Corp. *	9,166	218,884
iRhythm Technologies, Inc. *	52,129	4,334,005
Lantheus Holdings, Inc. *	80,712	1,825,705
LeMaitre Vascular, Inc.	33,881	1,121,122
LHC Group, Inc. *	63,327	8,015,932
LivaNova plc *	102,198	7,874,356
Magellan Health, Inc. *	45,528	3,202,440
Meridian Bioscience, Inc.	87,583	1,046,617
Merit Medical Systems, Inc. *	112,787	4,450,575
Mesa Laboratories, Inc.	7,218	1,816,626
Misonix, Inc. *	15,299	363,045
National HealthCare Corp.	25,756	2,256,226
National Research Corp., Class A	25,469	1,717,120
Natus Medical, Inc. *	71,130	2,210,009
Neogen Corp. *	107,923	7,705,702
Neuronetics, Inc. *	28,082	334,457
Nevro Corp. *	62,243	4,161,567
NextGen Healthcare, Inc. *	114,380	1,871,257
Novocure Ltd. *	178,388	14,845,449
NuVasive, Inc. *	109,316	7,280,446
Omnicell, Inc. *	86,335	6,493,255
OptimizeRx Corp. *	24,943	376,390
OraSure Technologies, Inc. *	127,914	1,068,082
Orthofix Medical, Inc. *	38,158	2,039,545
OrthoPediatrics Corp. *	18,258	644,690
Owens & Minor, Inc.	131,147	355,408
Patterson Cos., Inc.	175,835	3,481,533
PetIQ, Inc. *	40,183	1,375,866
Pulse Biosciences, Inc. *(a)	23,993	313,349
Quidel Corp. *	74,553	4,400,864
R1 RCM, Inc. *	215,518	2,711,216
RadNet, Inc. *	89,418	1,317,127
Rockwell Medical, Inc. *(a)	116,055	308,706
RTI Surgical Holdings, Inc. *	118,940	506,684
SeaSpine Holdings Corp. *	32,977	419,138
Select Medical Holdings Corp. *	231,271	3,871,477
Senseonics Holdings, Inc. *(a)	221,932	246,345
Shockwave Medical, Inc. *(a)	13,764	673,335
SI-BONE, Inc. *	33,436	601,179
Sientra, Inc. *	48,382	295,130
Silk Road Medical, Inc. *	14,482	626,926
Simulations Plus, Inc.	24,851	964,716
Soliton, Inc. *(a)	4,562	55,337
STAAR Surgical Co. *	93,625	2,744,149
Surgery Partners, Inc. *	50,012	381,592
Surmodics, Inc. *	27,272	1,137,242
Tabula Rasa HealthCare, Inc. *	41,133	2,479,086
Tactile Systems Technology, Inc. *	38,330	2,213,174
Tandem Diabetes Care, Inc. *	116,874	7,413,318
Teladoc Health, Inc. *	150,415	10,264,320
Tenet Healthcare Corp. *	216,535	5,103,730
The Ensign Group, Inc.	106,467	6,415,701
The Joint Corp. *	27,194	502,545
The Providence Service Corp. *	24,271	1,352,866
Tivity Health, Inc. *	100,536	1,754,353
TransEnterix, Inc. *(a)	383,079	524,818
TransMedics Group, Inc. *	13,732	325,860
Triple-S Management Corp., Class B *	48,175	1,155,246
U.S. Physical Therapy, Inc.	26,432	3,411,843
Utah Medical Products, Inc.	7,347	668,504
Vapotherm, Inc. *	10,241	164,778
Varex Imaging Corp. *	79,680	2,533,027
ViewRay, Inc. *	147,739	1,323,741
Vocera Communications, Inc. *	65,281	1,675,763

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wright Medical Group N.V. *	265,607	7,665,418
Zynex, Inc. (a)	32,411	269,660
		299,163,366

Household & Personal Products 0.5%
Central Garden & Pet Co. *	21,424	650,861
Central Garden & Pet Co., Class A *	90,233	2,485,919
Edgewell Personal Care Co. *	113,756	3,461,595
elf Beauty, Inc. *	54,645	906,560
Inter Parfums, Inc.	37,074	2,568,487
Lifevantage Corp. *	29,117	337,757
Medifast, Inc.	23,899	2,668,323
Nature’s Sunshine Products, Inc. *	18,214	164,472
Oil-Dri Corp. of America	10,781	381,971
Revlon, Inc., Class A *(a)	14,442	287,685
USANA Health Sciences, Inc. *	28,579	1,944,801
WD-40 Co.	28,912	5,249,263
Youngevity International, Inc. *(a)	17,188	80,612
		21,188,306

Insurance 2.4%
Ambac Financial Group, Inc. *	95,567	1,741,231
American Equity Investment Life Holding Co.	189,864	4,898,491
AMERISAFE, Inc.	40,248	2,618,535
Argo Group International Holdings Ltd.	68,710	4,702,512
Citizens, Inc. *(a)	102,753	765,510
CNO Financial Group, Inc.	337,371	5,704,944
Crawford & Co., Class A	34,321	354,536
Donegal Group, Inc., Class A	21,314	316,513
eHealth, Inc. *	47,063	4,882,786
EMC Insurance Group, Inc.	19,754	709,959
Employers Holdings, Inc.	66,474	2,918,209
Enstar Group Ltd. *	24,172	4,282,070
FBL Financial Group, Inc., Class A	20,302	1,272,935
FedNat Holding Co.	24,276	303,207
Genworth Financial, Inc., Class A *	1,066,066	4,253,603
Global Indemnity Ltd.	17,474	494,339
Goosehead Insurance, Inc., Class A	23,280	1,047,833
Greenlight Capital Re Ltd., Class A *	61,932	517,132
Hallmark Financial Services, Inc. *	26,732	414,346
HCI Group, Inc.	13,676	548,271
Health Insurance Innovations, Inc., Class A *(a)	20,354	447,584
Heritage Insurance Holdings, Inc.	55,399	744,563
Horace Mann Educators Corp.	87,130	3,784,927
Independence Holding Co.	10,284	389,764
Investors Title Co.	2,878	472,280
James River Group Holdings Ltd.	62,307	2,980,144
Kinsale Capital Group, Inc.	41,434	3,723,259
MBIA, Inc. *	177,040	1,651,783
National General Holdings Corp.	142,584	3,526,102
National Western Life Group, Inc., Class A	4,845	1,303,305
NI Holdings, Inc. *	20,281	340,924
Palomar Holdings, Inc. *	11,799	338,041
ProAssurance Corp.	112,234	4,387,227
Protective Insurance Corp., Class B	20,646	341,691
RLI Corp.	83,977	7,568,847
Safety Insurance Group, Inc.	31,129	3,071,187
Selective Insurance Group, Inc.	123,087	9,256,142
State Auto Financial Corp.	36,627	1,266,562
Stewart Information Services Corp.	49,562	1,874,931
Third Point Reinsurance Ltd. *	154,825	1,560,636
Tiptree, Inc.	53,210	363,424
Trupanion, Inc. *(a)	60,106	1,933,009
United Fire Group, Inc.	44,662	2,334,483
United Insurance Holdings Corp.	42,821	485,162
Security	Number of Shares	Value ($)
Universal Insurance Holdings, Inc.	65,653	1,628,851
Watford Holdings Ltd. *	42,096	798,140
		99,319,930

Materials 3.8%
Advanced Emissions Solutions, Inc.	34,544	439,745
AdvanSix, Inc. *	59,402	1,523,067
AK Steel Holding Corp. *	665,305	1,876,160
Allegheny Technologies, Inc. *	264,713	5,762,802
American Vanguard Corp.	60,218	859,913
Amyris, Inc. *(a)	77,549	239,626
Balchem Corp.	67,768	6,955,708
Boise Cascade Co.	81,894	2,211,138
Carpenter Technology Corp.	99,138	4,462,201
Century Aluminum Co. *	104,464	751,096
Chase Corp.	15,520	1,607,562
Clearwater Paper Corp. *	33,680	661,138
Cleveland-Cliffs, Inc.	592,344	6,314,387
Coeur Mining, Inc. *	428,796	1,972,462
Commercial Metals Co.	248,152	4,345,142
Compass Minerals International, Inc.	71,818	4,011,035
Ferro Corp. *	171,934	2,532,588
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	110,660	339,726
Forterra, Inc. *	37,450	243,425
FutureFuel Corp.	55,566	647,344
GCP Applied Technologies, Inc. *	114,199	2,515,804
Gold Resource Corp.	120,015	430,854
Greif, Inc., Class A	54,461	1,903,957
Greif, Inc., Class B	12,762	548,766
H.B. Fuller Co.	107,123	5,121,551
Hawkins, Inc.	20,283	885,759
Haynes International, Inc.	25,822	768,463
Hecla Mining Co.	1,017,673	1,882,695
Ingevity Corp. *	88,512	8,721,972
Innophos Holdings, Inc.	40,788	1,108,210
Innospec, Inc.	51,157	4,777,041
Intrepid Potash, Inc. *	204,156	763,543
Kaiser Aluminum Corp.	33,633	3,237,849
Koppers Holdings, Inc. *	39,275	1,072,207
Kraton Corp. *	66,098	2,027,226
Kronos Worldwide, Inc.	48,686	652,879
Livent Corp. *	310,088	1,996,967
Louisiana-Pacific Corp.	261,217	6,828,212
LSB Industries, Inc. *	45,165	225,373
Marrone Bio Innovations, Inc. *(a)	101,700	135,261
Materion Corp.	42,735	2,655,126
Mayville Engineering Co., Inc. *	13,093	172,435
Minerals Technologies, Inc.	74,161	3,949,073
Myers Industries, Inc.	73,802	1,193,378
Neenah, Inc.	35,307	2,320,023
Novagold Resources, Inc. *	487,615	3,008,585
Olympic Steel, Inc.	19,559	246,052
OMNOVA Solutions, Inc. *	92,449	919,868
Orion Engineered Carbons S.A.	125,486	2,444,467
P.H. Glatfelter Co.	92,335	1,506,907
PolyOne Corp.	163,480	5,357,240
PQ Group Holdings, Inc. *	80,548	1,255,743
Quaker Chemical Corp.	27,620	5,175,712
Ramaco Resources, Inc. *	16,927	82,434
Rayonier Advanced Materials, Inc.	103,218	479,964
Ryerson Holding Corp. *	34,841	284,303
Schnitzer Steel Industries, Inc., Class A	53,574	1,426,676
Schweitzer-Mauduit International, Inc.	65,125	2,242,254
Sensient Technologies Corp.	89,067	6,071,697
Stepan Co.	43,059	4,269,300
Summit Materials, Inc., Class A *	237,053	4,371,257

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SunCoke Energy, Inc. *	185,959	1,411,429
Synalloy Corp.	16,565	281,274
TimkenSteel Corp. *	83,916	586,573
Trecora Resources *	46,201	438,447
Tredegar Corp.	54,196	903,447
Trinseo S.A.	86,185	3,344,840
Tronox Holdings plc, Class A *	202,543	2,240,126
UFP Technologies, Inc. *	14,282	622,124
United States Lime & Minerals, Inc.	4,197	339,453
US Concrete, Inc. *	33,452	1,575,255
Valhi, Inc.	60,161	129,346
Verso Corp., Class A *	74,272	1,201,721
Warrior Met Coal, Inc.	108,787	2,691,390
Worthington Industries, Inc.	83,111	3,342,724
		161,901,497

Media & Entertainment 1.8%
AMC Entertainment Holdings, Inc., Class A (a)	107,634	1,273,310
Boston Omaha Corp., Class A *(a)	20,852	441,020
Cardlytics, Inc. *	28,302	803,777
Care.com, Inc. *	44,863	491,699
Cargurus, Inc. *	156,250	5,823,438
Cars.com, Inc. *	141,413	2,686,847
cbdMD, Inc. *(a)	19,647	85,464
Central European Media Enterprises Ltd., Class A *	185,189	870,388
Clear Channel Outdoor Holdings, Inc. *	77,076	233,540
comScore, Inc. *	101,829	336,036
Cumulus Media, Inc., Class A *	29,484	445,503
Daily Journal Corp. *(a)	2,347	582,291
DHI Group, Inc. *	106,368	391,434
Emerald Expositions Events, Inc.	51,158	545,344
Entercom Communications Corp., Class A	263,042	1,494,079
Entravision Communications Corp., Class A	124,163	404,771
Eros International plc *(a)	71,841	119,256
Eventbrite, Inc., Class A *	77,697	1,374,460
EverQuote, Inc., Class A *(a)	17,637	262,262
Fluent, Inc. *	88,752	461,510
Gaia, Inc. *(a)	22,400	129,472
Gannett Co., Inc.	223,835	2,294,309
Glu Mobile, Inc. *	244,926	1,827,148
Gray Television, Inc. *	191,957	3,407,237
Hemisphere Media Group, Inc. *	35,700	439,467
IMAX Corp. *	109,524	2,404,052
Lee Enterprises, Inc. *	111,206	241,317
Liberty Latin America Ltd., Class A *	95,365	1,563,032
Liberty Latin America Ltd., Class C *	242,161	3,971,440
Liberty Media Corp. — Liberty Braves, Class A *	20,631	596,236
Liberty Media Corp. — Liberty Braves, Class C *	76,536	2,201,941
Liberty TripAdvisor Holdings, Inc., Class A *	153,685	1,775,062
LiveXLive Media, Inc. *(a)	62,534	184,475
Loral Space & Communications, Inc. *	26,666	981,042
Marchex, Inc., Class B *	72,113	313,692
MDC Partners, Inc., Class A *	125,581	313,953
Meredith Corp.	83,895	4,602,480
MSG Networks, Inc., Class A *	123,680	2,348,683
National CineMedia, Inc.	130,338	928,007
New Media Investment Group, Inc.	125,403	1,350,590
QuinStreet, Inc. *	96,110	1,565,632
Reading International, Inc., Class A *	35,745	466,472
Rosetta Stone, Inc. *	42,767	981,930
Saga Communications, Inc., Class A	7,830	244,453
Scholastic Corp.	60,035	2,051,396
Security	Number of Shares	Value ($)
TechTarget, Inc. *	48,502	1,116,516
TEGNA, Inc.	457,955	6,956,336
The E.W. Scripps Co., Class A	115,773	1,774,800
The Marcus Corp.	47,378	1,657,756
The Meet Group, Inc. *	153,507	528,064
Travelzoo *	11,052	139,034
Tribune Publishing Co.	35,823	296,256
TrueCar, Inc. *	221,272	1,124,062
WideOpenWest, Inc. *	51,725	392,593
Yelp, Inc. *	158,833	5,567,097
		75,862,461

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
Abeona Therapeutics, Inc. *	69,313	179,521
ACADIA Pharmaceuticals, Inc. *	221,983	5,456,342
Accelerate Diagnostics, Inc. *(a)	56,777	1,060,594
Acceleron Pharma, Inc. *	95,037	4,149,315
AcelRx Pharmaceuticals, Inc. *(a)	163,045	425,547
Acer Therapeutics, Inc. *(a)	10,439	31,213
Achillion Pharmaceuticals, Inc. *	290,084	1,279,270
Aclaris Therapeutics, Inc. *	64,197	82,172
Acorda Therapeutics, Inc. *	93,321	646,715
Adamas Pharmaceuticals, Inc. *	46,928	293,769
ADMA Biologics, Inc. *(a)	56,880	205,906
Aduro Biotech, Inc. *	130,400	172,128
Adverum Biotechnologies, Inc. *	112,351	1,506,627
Aeglea BioTherapeutics, Inc. *	54,376	487,209
Aerie Pharmaceuticals, Inc. *	89,202	1,933,007
Affimed N.V. *	125,393	376,179
Agenus, Inc. *	217,747	524,770
AgeX Therapeutics, Inc. *(a)	44,218	129,559
Aimmune Therapeutics, Inc. *	93,921	1,807,979
Akcea Therapeutics, Inc. *(a)	25,656	554,939
Akebia Therapeutics, Inc. *	245,644	1,029,248
Akorn, Inc. *	194,366	723,042
Albireo Pharma, Inc. *	21,477	556,040
Alder Biopharmaceuticals, Inc. *	154,646	1,565,018
Aldeyra Therapeutics, Inc. *	46,894	256,979
Alector, Inc. *(a)	20,422	431,313
Allakos, Inc. *(a)	36,952	1,284,821
Allogene Therapeutics, Inc. *(a)	81,797	2,535,707
AMAG Pharmaceuticals, Inc. *	70,329	580,918
Amicus Therapeutics, Inc. *	488,107	6,052,527
Amneal Pharmaceuticals, Inc. *	194,976	713,612
Amphastar Pharmaceuticals, Inc. *	76,115	1,533,717
AnaptysBio, Inc. *	51,809	2,782,661
Anavex Life Sciences Corp. *(a)	89,305	228,621
ANI Pharmaceuticals, Inc. *	19,372	1,638,677
Anika Therapeutics, Inc. *	29,144	1,605,543
Apellis Pharmaceuticals, Inc. *	101,901	2,846,095
Arcus Biosciences, Inc. *	66,977	529,788
Ardelyx, Inc. *	100,424	242,022
Arena Pharmaceuticals, Inc. *	105,218	6,595,064
ArQule, Inc. *	215,194	2,171,307
Arrowhead Pharmaceuticals, Inc. *	196,680	5,715,521
Arvinas Holding Co. LLC *	36,619	976,995
Assembly Biosciences, Inc. *	47,053	588,163
Assertio Therapeutics, Inc. *	134,103	459,973
Atara Biotherapeutics, Inc. *	94,367	1,346,617
Athenex, Inc. *	124,980	2,249,640
Athersys, Inc. *	266,185	369,997
Audentes Therapeutics, Inc. *	92,441	3,597,804
Avid Bioservices, Inc. *	116,553	755,263
Avrobio, Inc. *	32,638	692,578
Axcella Health, Inc. *	3,346	28,374
Axsome Therapeutics, Inc. *	51,823	1,321,486
Beyondspring, Inc. *(a)	22,261	373,094
BioCryst Pharmaceuticals, Inc. *	229,124	726,323

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BioDelivery Sciences International, Inc. *	169,757	629,798
Biohaven Pharmaceutical Holding Co., Ltd. *	70,146	3,019,084
BioSpecifics Technologies Corp. *	12,760	741,356
BioTime, Inc. *	233,687	257,056
Bioxcel Therapeutics, Inc. *	12,536	135,013
Blueprint Medicines Corp. *	102,847	10,300,127
Calithera Biosciences, Inc. *	74,687	316,673
Calyxt, Inc. *	19,347	179,734
Cambrex Corp. *	70,947	3,107,479
Cara Therapeutics, Inc. *	72,216	1,728,851
CareDx, Inc. *	86,669	2,840,143
CASI Pharmaceuticals, Inc. *	105,221	328,290
Catalyst Pharmaceuticals, Inc. *	204,024	1,018,080
CEL-SCI Corp. *(a)	54,863	399,951
Celcuity, Inc. *	12,209	277,877
Cellular Biomedicine Group, Inc. *	25,626	353,383
Cerecor, Inc. *	44,615	179,798
Checkpoint Therapeutics, Inc. *	47,968	126,156
ChemoCentryx, Inc. *	84,772	676,481
Chiasma, Inc. *	54,225	297,695
Chimerix, Inc. *	99,789	359,240
ChromaDex Corp. *(a)	78,680	364,288
Clovis Oncology, Inc. *	101,616	1,072,049
Codexis, Inc. *	111,666	2,051,304
Coherus Biosciences, Inc. *	130,596	2,196,625
Collegium Pharmaceutical, Inc. *	66,885	733,728
Concert Pharmaceuticals, Inc. *	44,328	445,940
Constellation Pharmaceuticals, Inc. *	32,312	298,886
Corbus Pharmaceuticals Holdings, Inc. *(a)	123,552	741,312
Corcept Therapeutics, Inc. *	203,958	2,296,567
CorMedix, Inc. *(a)	49,061	475,401
Cortexyme, Inc. *(a)	6,003	212,506
Crinetics Pharmaceuticals, Inc. *(a)	22,965	465,730
Cue Biopharma, Inc. *	38,898	323,242
Cyclerion Therapeutics, Inc. *	49,126	456,381
Cymabay Therapeutics, Inc. *	143,397	886,193
Cytokinetics, Inc. *	116,352	1,418,331
CytomX Therapeutics, Inc. *	93,818	967,264
Deciphera Pharmaceuticals, Inc. *	30,717	678,846
Denali Therapeutics, Inc. *	101,163	2,159,830
Dermira, Inc. *	97,057	855,072
Dicerna Pharmaceuticals, Inc. *	109,822	1,496,874
Dova Pharmaceuticals, Inc. *(a)	17,054	272,693
Dynavax Technologies Corp. *(a)	135,436	373,803
Eagle Pharmaceuticals, Inc. *	19,369	1,062,583
Editas Medicine, Inc. *	104,713	2,644,003
Eidos Therapeutics, Inc. *(a)	23,061	751,327
Eiger BioPharmaceuticals, Inc. *	48,760	539,773
Eloxx Pharmaceuticals, Inc. *	46,319	377,963
Emergent BioSolutions, Inc. *	96,150	4,244,061
Enanta Pharmaceuticals, Inc. *	36,190	2,714,974
Endo International plc *	477,276	1,512,965
Enochian Biosciences, Inc. *(a)	8,080	39,511
Epizyme, Inc. *	163,812	2,172,147
Esperion Therapeutics, Inc. *	52,618	2,088,408
Evelo Biosciences, Inc. *(a)	29,924	182,836
Evofem Biosciences, Inc. *(a)	29,423	142,996
Evolus, Inc. *(a)	23,077	409,617
EyePoint Pharmaceuticals, Inc. *(a)	128,809	179,045
Fate Therapeutics, Inc. *	110,331	2,432,799
FibroGen, Inc. *	163,504	7,727,199
Five Prime Therapeutics, Inc. *	74,137	378,840
Flexion Therapeutics, Inc. *	70,276	705,571
Fluidigm Corp. *	146,403	1,720,235
Forty Seven, Inc. *	34,349	305,706
G1 Therapeutics, Inc. *	71,533	1,774,734
Galectin Therapeutics, Inc. *(a)	67,079	248,192
Genomic Health, Inc. *	56,758	4,141,631
Security	Number of Shares	Value ($)
Geron Corp. *(a)	364,657	437,588
Global Blood Therapeutics, Inc. *	114,680	6,284,464
GlycoMimetics, Inc. *	70,362	649,441
Gossamer Bio, Inc. *	41,608	825,919
Gritstone Oncology, Inc. *(a)	51,856	544,488
Halozyme Therapeutics, Inc. *	301,954	5,130,198
Harpoon Therapeutics, Inc. *	12,288	182,968
Heron Therapeutics, Inc. *	155,717	2,715,704
Homology Medicines, Inc. *	50,584	899,384
Hookipa Pharma, Inc. *	4,287	31,252
ImmunoGen, Inc. *	304,232	684,522
Immunomedics, Inc. *	368,720	5,438,620
Innoviva, Inc. *	133,245	1,582,951
Inovio Pharmaceuticals, Inc. *(a)	190,916	526,928
Insmed, Inc. *	163,393	3,586,476
Intellia Therapeutics, Inc. *	77,342	1,399,890
Intercept Pharmaceuticals, Inc. *	52,204	3,281,021
Intersect ENT, Inc. *	65,402	1,292,998
Intra-Cellular Therapies, Inc. *	95,670	798,845
Intrexon Corp. *(a)	151,066	1,207,017
Invitae Corp. *	182,540	4,908,501
Iovance Biotherapeutics, Inc. *	241,508	5,938,682
Ironwood Pharmaceuticals, Inc. *	323,969	3,443,790
Jounce Therapeutics, Inc. *	31,400	150,406
Kadmon Holdings, Inc. *	270,732	709,318
Kala Pharmaceuticals, Inc. *	45,405	266,981
Kaleido Biosciences, Inc. *(a)	10,461	80,236
KalVista Pharmaceuticals, Inc. *(a)	24,293	403,021
Karyopharm Therapeutics, Inc. *	120,174	1,058,733
Kezar Life Sciences, Inc. *	32,337	182,057
Kindred Biosciences, Inc. *	77,002	525,154
Kiniksa Pharmaceuticals Ltd., Class A *	29,013	342,353
Kodiak Sciences, Inc. *	49,050	603,806
Krystal Biotech, Inc. *	18,239	875,654
Kura Oncology, Inc. *	61,828	1,182,151
La Jolla Pharmaceutical Co. *	44,342	370,699
Lannett Co., Inc. *(a)	65,794	465,164
Lexicon Pharmaceuticals, Inc. *(a)	85,580	115,533
Ligand Pharmaceuticals, Inc. *	40,216	3,680,166
Liquidia Technologies, Inc. *	27,919	204,088
LogicBio Therapeutics, Inc. *	18,169	227,113
Luminex Corp.	88,842	1,930,537
MacroGenics, Inc. *	101,205	1,456,340
Madrigal Pharmaceuticals, Inc. *	16,591	1,448,228
Magenta Therapeutics, Inc. *	40,522	547,452
Mallinckrodt plc *	174,898	1,191,055
MannKind Corp. *(a)	390,146	436,964
Marinus Pharmaceuticals, Inc. *	104,440	114,884
Marker Therapeutics, Inc. *(a)	56,393	259,972
MediciNova, Inc. *(a)	85,672	817,311
Medpace Holdings, Inc. *	58,100	4,575,956
MEI Pharma, Inc. *	141,679	240,854
MeiraGTx Holdings plc *	32,486	885,244
Menlo Therapeutics, Inc. *	32,171	121,928
Mersana Therapeutics, Inc. *	74,695	261,433
Millendo Therapeutics, Inc. *	19,511	191,403
Minerva Neurosciences, Inc. *	64,485	428,180
Mirati Therapeutics, Inc. *	52,627	5,567,937
Molecular Templates, Inc. *	35,404	232,604
Momenta Pharmaceuticals, Inc. *	207,893	2,349,191
Mustang Bio, Inc. *	57,935	176,702
MyoKardia, Inc. *	93,628	5,096,172
Myriad Genetics, Inc. *	147,756	4,305,610
NanoString Technologies, Inc. *	69,723	2,291,098
Natera, Inc. *	117,922	3,252,289
NeoGenomics, Inc. *	184,264	4,490,514
Neon Therapeutics, Inc. *	30,308	86,681
NextCure, Inc. *	5,979	131,359
NGM Biopharmaceuticals, Inc. *(a)	13,964	196,473

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Novavax, Inc. *(a)	48,825	210,436
Ocular Therapeutix, Inc. *(a)	78,745	366,164
Odonate Therapeutics, Inc. *	16,140	657,705
Omeros Corp. *(a)	98,795	1,532,310
Oncocyte Corp. *	44,686	79,094
OPKO Health, Inc. *	720,605	1,520,477
Optinose, Inc. *(a)	51,825	278,300
Organogenesis Holdings, Inc. *(a)	21,873	108,490
Osmotica Pharmaceuticals plc *	19,680	64,157
Pacific Biosciences of California, Inc. *	301,923	1,630,384
Pacira BioSciences, Inc. *	85,454	3,750,576
Palatin Technologies, Inc. *(a)	414,510	376,997
Paratek Pharmaceuticals, Inc. *(a)	66,998	216,404
PDL BioPharma, Inc. *	248,875	716,760
Pfenex, Inc. *	62,759	369,023
PhaseBio Pharmaceuticals, Inc. *	28,558	223,038
Phibro Animal Health Corp., Class A	43,390	1,350,731
Pieris Pharmaceuticals, Inc. *	96,581	531,196
PolarityTE, Inc. *(a)	29,159	138,797
Portola Pharmaceuticals, Inc. *	140,687	3,753,529
Precision BioSciences, Inc. *	19,025	244,852
Prestige Consumer Healthcare, Inc. *	109,626	3,793,060
Principia Biopharma, Inc. *	27,869	1,035,055
Progenics Pharmaceuticals, Inc. *	176,951	951,996
Protagonist Therapeutics, Inc. *	31,549	347,670
Prothena Corp. plc *	83,804	784,405
PTC Therapeutics, Inc. *	120,668	5,812,578
Puma Biotechnology, Inc. *	63,996	617,561
Quanterix Corp. *	19,827	614,240
Ra Pharmaceuticals, Inc. *	66,054	2,248,478
Radius Health, Inc. *	95,299	2,045,117
Reata Pharmaceuticals, Inc., Class A *	42,369	3,840,750
Recro Pharma, Inc. *	40,080	384,768
REGENXBIO, Inc. *	70,367	3,124,998
Repligen Corp. *	99,869	9,426,635
Replimune Group, Inc. *	24,007	298,167
resTORbio, Inc. *	31,120	338,586
Retrophin, Inc. *	87,673	1,735,049
Revance Therapeutics, Inc. *	93,944	1,181,816
Rhythm Pharmaceuticals, Inc. *	47,781	919,784
Rigel Pharmaceuticals, Inc. *	355,043	809,498
Rocket Pharmaceuticals, Inc. *	61,888	753,796
Rubius Therapeutics, Inc. *	72,705	966,977
Sangamo Therapeutics, Inc. *	242,110	2,907,741
Savara, Inc. *	69,319	176,070
Scholar Rock Holding Corp. *	32,264	396,525
Seres Therapeutics, Inc. *	41,037	112,031
SIGA Technologies, Inc. *	114,561	641,542
Solid Biosciences, Inc. *(a)	31,425	180,065
Sorrento Therapeutics, Inc. *(a)	243,446	654,870
Spark Therapeutics, Inc. *	72,383	7,239,748
Spectrum Pharmaceuticals, Inc. *	235,891	1,788,054
Spero Therapeutics, Inc. *	21,295	221,255
Stemline Therapeutics, Inc. *	85,535	1,135,049
Strongbridge Biopharma plc *	75,231	195,601
Supernus Pharmaceuticals, Inc. *	103,916	3,467,677
Sutro Biopharma, Inc. *	22,592	254,612
Syndax Pharmaceuticals, Inc. *	41,829	401,558
Syneos Health, Inc. *	131,053	6,695,498
Synlogic, Inc. *	32,508	182,370
Synthorx, Inc. *(a)	14,901	245,867
Syros Pharmaceuticals, Inc. *	72,087	539,211
TCR2 Therapeutics, Inc. *	3,656	56,814
TG Therapeutics, Inc. *	167,511	1,254,657
The Medicines Co. *	148,282	5,314,427
TherapeuticsMD, Inc. *(a)	410,019	881,541
Theravance Biopharma, Inc. *	93,513	1,949,746
Tocagen, Inc. *	45,640	242,805
Translate Bio, Inc. *	61,656	494,481
Security	Number of Shares	Value ($)
Tricida, Inc. *	46,353	1,462,901
Turning Point Therapeutics, Inc. *	13,811	550,230
Twist Bioscience Corp. *	45,133	1,521,885
Tyme Technologies, Inc. *(a)	123,263	135,589
Ultragenyx Pharmaceutical, Inc. *	115,158	6,939,421
UNITY Biotechnology, Inc. *(a)	55,498	391,816
UroGen Pharma Ltd. *	39,900	1,360,590
Vanda Pharmaceuticals, Inc. *	110,698	1,378,190
VBI Vaccines, Inc. *(a)	174,576	127,772
Veracyte, Inc. *	98,209	2,786,189
Vericel Corp. *	93,051	1,779,135
Verrica Pharmaceuticals, Inc. *	26,813	328,191
Viking Therapeutics, Inc. *(a)	135,047	1,038,511
Voyager Therapeutics, Inc. *	51,540	1,134,395
WaVe Life Sciences Ltd. *	46,870	1,003,487
X4 Pharmaceuticals, Inc. *	14,523	172,824
XBiotech, Inc. *(a)	34,732	244,513
Xencor, Inc. *	99,699	4,388,750
Xeris Pharmaceuticals, Inc. *	55,482	649,139
Y-mAbs Therapeutics, Inc. *	42,348	947,325
ZIOPHARM Oncology, Inc. *(a)	338,627	2,350,071
Zogenix, Inc. *	89,868	4,328,942
Zynerba Pharmaceuticals, Inc. *(a)	43,290	458,441
		402,996,732

Real Estate 7.7%
Acadia Realty Trust	171,344	4,809,626
Agree Realty Corp.	79,187	5,293,651
Alexander & Baldwin, Inc.	144,655	3,400,839
Alexander’s, Inc.	4,511	1,689,369
Altisource Portfolio Solutions S.A. *	12,535	263,235
American Assets Trust, Inc.	97,841	4,539,822
American Finance Trust, Inc. (a)	225,614	2,641,940
American Realty Investors, Inc. *	5,220	82,058
Armada Hoffler Properties, Inc.	110,080	1,863,654
Ashford Hospitality Trust, Inc.	189,530	513,626
Bluerock Residential Growth REIT, Inc.	44,836	528,616
Braemar Hotels & Resorts, Inc.	62,472	569,745
BRT Apartments Corp.	20,757	289,768
CareTrust REIT, Inc.	201,061	4,670,647
CatchMark Timber Trust, Inc., Class A	102,034	1,036,665
CBL & Associates Properties, Inc. (a)	362,360	380,478
Cedar Realty Trust, Inc.	182,555	507,503
Chatham Lodging Trust	97,117	1,734,510
Chesapeake Lodging Trust	125,724	3,453,638
CIM Commercial Trust Corp.	8,312	169,399
City Office REIT, Inc.	81,281	1,006,259
Clipper Realty, Inc.	31,412	362,809
Community Healthcare Trust, Inc.	38,062	1,563,968
Consolidated-Tomoka Land Co.	10,474	656,929
CoreCivic, Inc.	251,025	4,259,894
CorEnergy Infrastructure Trust, Inc.	26,783	1,083,908
CorePoint Lodging, Inc.	85,843	1,006,938
Cushman & Wakefield plc *	215,645	4,278,397
DiamondRock Hospitality Co.	423,977	4,269,448
Easterly Government Properties, Inc.	143,654	2,710,751
EastGroup Properties, Inc.	75,617	9,110,336
Essential Properties Realty Trust, Inc.	153,218	3,235,964
eXp World Holdings, Inc. *(a)	33,315	352,140
Farmland Partners, Inc. (a)	62,203	382,548
First Industrial Realty Trust, Inc.	264,746	10,110,650
Forestar Group, Inc. *	21,619	446,649
Four Corners Property Trust, Inc.	144,141	3,883,159
Franklin Street Properties Corp.	219,833	1,771,854
Front Yard Residential Corp.	105,504	1,267,103
FRP Holdings, Inc. *	15,105	748,906
Getty Realty Corp.	70,501	2,113,620
Gladstone Commercial Corp.	63,724	1,354,772

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gladstone Land Corp.	33,885	389,339
Global Medical REIT, Inc.	64,027	661,399
Global Net Lease, Inc.	177,925	3,473,096
Griffin Industrial Realty, Inc.	2,012	78,186
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	129,701	3,560,292
Healthcare Realty Trust, Inc.	269,031	8,603,611
Hersha Hospitality Trust	73,340	1,145,571
Independence Realty Trust, Inc.	190,373	2,351,107
Industrial Logistics Properties Trust	136,665	2,921,898
Innovative Industrial Properties, Inc. (a)	19,795	2,091,738
Investors Real Estate Trust	25,018	1,594,897
iStar, Inc.	129,166	1,704,991
Jernigan Capital, Inc.	43,370	860,461
Kennedy-Wilson Holdings, Inc.	258,120	5,554,742
Kite Realty Group Trust	175,151	2,786,652
Lexington Realty Trust	482,039	4,757,725
LTC Properties, Inc.	82,874	3,819,663
Mack-Cali Realty Corp.	190,869	4,538,865
Marcus & Millichap, Inc. *	48,120	1,597,584
Maui Land & Pineapple Co., Inc. *	14,430	163,492
Monmouth Real Estate Investment Corp.	192,404	2,653,251
National Health Investors, Inc.	88,052	6,989,568
National Storage Affiliates Trust	119,874	3,630,983
New Senior Investment Group, Inc.	176,455	1,258,124
Newmark Group, Inc., Class A	302,904	2,986,633
NexPoint Residential Trust, Inc.	39,673	1,712,287
NorthStar Realty Europe Corp.	93,196	1,584,332
Office Properties Income Trust	100,601	2,833,930
One Liberty Properties, Inc.	31,998	917,063
Pebblebrook Hotel Trust	273,826	7,664,390
Pennsylvania Real Estate Investment Trust (a)	144,521	864,236
Physicians Realty Trust	390,952	6,728,284
Piedmont Office Realty Trust, Inc., Class A	263,105	5,475,215
PotlatchDeltic Corp.	139,306	5,129,247
Preferred Apartment Communities, Inc., Class A	92,044	1,333,718
PS Business Parks, Inc.	42,074	7,362,950
QTS Realty Trust, Inc., Class A	115,198	5,331,363
Rafael Holdings, Inc., Class B *	21,967	454,717
RE/MAX Holdings, Inc., Class A	37,320	1,085,266
Realogy Holdings Corp.	237,100	1,235,291
Redfin Corp. *	185,996	3,355,368
Retail Opportunity Investments Corp.	236,842	4,296,314
Retail Value, Inc.	31,016	1,167,442
Rexford Industrial Realty, Inc.	218,232	9,034,805
RLJ Lodging Trust	362,312	6,260,751
RPT Realty	165,072	2,022,132
Ryman Hospitality Properties, Inc.	96,589	7,244,175
Sabra Health Care REIT, Inc.	376,800	7,777,152
Safehold, Inc.	15,723	516,815
Saul Centers, Inc.	25,248	1,383,338
Senior Housing Properties Trust	498,993	4,091,743
Seritage Growth Properties, Class A	68,959	2,880,417
Spirit MTA REIT	91,919	773,039
STAG Industrial, Inc.	265,586	7,893,216
Stratus Properties, Inc. *	12,705	358,535
Summit Hotel Properties, Inc.	218,503	2,427,568
Sunstone Hotel Investors, Inc.	480,138	6,342,623
Tanger Factory Outlet Centers, Inc. (a)	192,515	3,057,138
Tejon Ranch Co. *	44,214	819,285
Terreno Realty Corp.	130,623	6,382,240
The GEO Group, Inc.	250,806	4,466,855
The RMR Group, Inc., Class A	32,159	1,583,509
The St. Joe Co. *	71,848	1,382,356
Transcontinental Realty Investors, Inc. *	2,800	70,924
UMH Properties, Inc.	72,844	957,899
Uniti Group, Inc.	389,923	3,283,152
Security	Number of Shares	Value ($)
Universal Health Realty Income Trust	27,102	2,497,720
Urban Edge Properties	242,216	4,052,274
Urstadt Biddle Properties, Inc., Class A	62,861	1,357,169
Washington Prime Group, Inc. (a)	396,842	1,440,536
Washington Real Estate Investment Trust	168,847	4,550,427
Whitestone REIT	79,281	1,010,833
Xenia Hotels & Resorts, Inc.	238,789	5,117,248
		324,156,946

Retailing 3.1%
1-800-Flowers.com, Inc., Class A *	51,849	1,015,203
Aaron’s, Inc.	142,249	8,968,799
Abercrombie & Fitch Co., Class A	140,130	2,652,661
America’s Car-Mart, Inc. *	13,319	1,200,841
American Eagle Outfitters, Inc.	340,738	6,027,655
Asbury Automotive Group, Inc. *	40,664	3,744,341
Ascena Retail Group, Inc. *	306,754	136,260
At Home Group, Inc. *	99,182	594,100
Barnes & Noble Education, Inc. *	79,683	278,891
Barnes & Noble, Inc.	125,218	816,421
Bed Bath & Beyond, Inc. (a)	265,823	2,581,141
Big Lots, Inc.	84,100	2,152,960
Boot Barn Holdings, Inc. *	59,174	1,851,554
Caleres, Inc.	86,917	1,632,301
Camping World Holdings, Inc., Class A (a)	69,130	810,895
Chico’s FAS, Inc.	243,393	776,424
Citi Trends, Inc.	24,961	383,151
Conn’s, Inc. *	41,394	860,995
Core-Mark Holding Co., Inc.	95,422	3,571,646
Designer Brands, Inc.	137,171	2,521,203
Dillard’s, Inc., Class A (a)	22,607	1,645,337
Duluth Holdings, Inc., Class B *(a)	22,340	271,431
Express, Inc. *	134,722	332,763
Funko, Inc., Class A *	35,382	884,904
GameStop Corp., Class A	211,811	851,480
Genesco, Inc. *	37,704	1,484,784
GNC Holdings, Inc., Class A *(a)	166,237	345,773
Greenlane Holdings, Inc., Class A *(a)	12,915	108,873
Group 1 Automotive, Inc.	37,174	3,121,129
Groupon, Inc. *	951,480	2,997,162
Guess?, Inc.	121,252	2,043,096
Haverty Furniture Cos., Inc.	38,383	695,116
Hibbett Sports, Inc. *	39,288	722,899
Hudson Ltd., Class A *	82,529	1,054,721
J. Jill, Inc. (a)	35,071	75,052
J.C. Penney Co., Inc. *	661,882	526,527
Lands’ End, Inc. *	21,745	237,021
Leaf Group Ltd. *	35,960	219,356
Liquidity Services, Inc. *	56,879	370,851
Lithia Motors, Inc., Class A	46,606	6,146,399
Lumber Liquidators Holdings, Inc. *(a)	59,669	523,297
MarineMax, Inc. *	46,209	713,467
Monro, Inc.	68,760	5,790,280
Murphy USA, Inc. *	64,146	5,667,941
National Vision Holdings, Inc. *	144,989	4,580,203
Office Depot, Inc.	1,146,222	2,338,293
Overstock.com, Inc. *(a)	57,262	1,289,540
Party City Holdco, Inc. *	114,128	728,137
PetMed Express, Inc. (a)	41,784	725,788
Quotient Technology, Inc. *	167,587	1,763,015
Rent-A-Center, Inc. *	102,646	2,774,521
RH *	38,373	5,349,196
RTW RetailWinds, Inc. *	67,220	146,540
Sally Beauty Holdings, Inc. *	254,135	3,491,815
Shoe Carnival, Inc. (a)	19,689	499,707
Shutterfly, Inc. *	72,128	3,656,168
Shutterstock, Inc.	40,495	1,553,793
Signet Jewelers Ltd.	109,522	1,986,729

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sleep Number Corp. *	62,515	3,073,863
Sonic Automotive, Inc., Class A	51,736	1,426,362
Sportsman’s Warehouse Holdings, Inc. *	87,903	394,685
Stamps.com, Inc. *	35,534	1,696,749
Stitch Fix, Inc., Class A *(a)	88,398	2,305,420
Tailored Brands, Inc. (a)	103,982	506,392
The Buckle, Inc.	61,534	1,252,217
The Cato Corp., Class A	45,976	660,675
The Children’s Place, Inc.	32,366	3,161,187
The Container Store Group, Inc. *	32,932	201,215
The Michaels Cos., Inc. *	177,793	1,221,438
The Rubicon Project, Inc. *	99,807	759,531
Tile Shop Holdings, Inc.	84,140	217,923
Tilly’s, Inc., Class A	45,402	371,842
Waitr Holdings, Inc. *	109,125	500,884
Weyco Group, Inc.	12,841	353,384
Winmark Corp.	5,120	865,331
Zumiez, Inc. *	41,510	1,028,203
		130,287,847

Semiconductors & Semiconductor Equipment 2.5%
Adesto Technologies Corp. *	55,669	474,300
Advanced Energy Industries, Inc. *	80,100	4,677,840
Alpha & Omega Semiconductor Ltd. *	41,200	418,180
Ambarella, Inc. *	66,470	3,320,177
Amkor Technology, Inc. *	205,758	1,899,146
Aquantia Corp. *	58,564	768,945
Axcelis Technologies, Inc. *	68,379	1,097,483
AXT, Inc. *	80,595	344,141
Brooks Automation, Inc.	149,421	5,797,535
Cabot Microelectronics Corp.	61,012	7,422,110
CEVA, Inc. *	46,239	1,284,519
Cirrus Logic, Inc. *	124,687	6,115,897
Cohu, Inc.	85,651	1,298,469
Diodes, Inc. *	86,416	3,681,322
DSP Group, Inc. *	45,299	730,220
Enphase Energy, Inc. *	193,381	5,443,675
FormFactor, Inc. *	156,526	2,626,506
GSI Technology, Inc. *	31,726	260,788
Ichor Holdings Ltd. *	46,965	1,183,988
Impinj, Inc. *	30,845	1,116,589
Inphi Corp. *	94,630	5,697,672
Lattice Semiconductor Corp. *	262,614	5,078,955
MACOM Technology Solutions Holdings, Inc. *	97,140	1,905,887
MaxLinear, Inc. *	137,200	3,015,656
Nanometrics, Inc. *	49,168	1,542,892
NeoPhotonics Corp. *	79,126	363,188
NVE Corp.	9,925	667,159
PDF Solutions, Inc. *	58,807	785,073
Photronics, Inc. *	138,677	1,335,460
Power Integrations, Inc.	59,591	5,426,952
Rambus, Inc. *	232,605	2,898,258
Rudolph Technologies, Inc. *	64,577	1,738,413
Semtech Corp. *	138,685	7,332,276
Silicon Laboratories, Inc. *	90,434	10,147,599
SMART Global Holdings, Inc. *	27,351	832,564
SunPower Corp. *	133,700	1,562,953
Synaptics, Inc. *	73,325	2,359,599
Ultra Clean Holdings, Inc. *	83,258	1,214,734
Veeco Instruments, Inc. *	102,621	1,222,216
Xperi Corp.	103,887	2,217,987
		107,307,323

Security	Number of Shares	Value ($)
Software & Services 7.1%
8x8, Inc. *	197,427	4,771,811
A10 Networks, Inc. *	116,154	880,447
ACI Worldwide, Inc. *	229,596	7,705,242
Agilysys, Inc. *	36,785	902,336
Alarm.com Holdings, Inc. *	77,359	3,860,988
Altair Engineering, Inc., Class A *	81,205	3,378,940
American Software, Inc., Class A	60,098	800,505
Appfolio, Inc., Class A *	32,277	3,116,344
Appian Corp. *	65,736	2,582,767
Avaya Holdings Corp. *	233,596	2,812,496
Benefitfocus, Inc. *	62,802	1,569,422
Blackbaud, Inc.	102,870	9,361,170
Blackline, Inc. *	90,099	4,018,415
Bottomline Technologies (de), Inc. *	90,241	3,798,244
Box, Inc., Class A *	301,777	4,991,392
Brightcove, Inc. *	78,829	983,786
Carbon Black, Inc. *	117,693	2,190,267
Carbonite, Inc. *	70,533	1,264,657
Cardtronics plc, Class A *	80,591	2,295,232
Cass Information Systems, Inc.	29,511	1,502,405
ChannelAdvisor Corp. *	56,127	512,439
Cision Ltd. *	193,254	2,007,909
Cloudera, Inc. *	497,462	2,974,823
CommVault Systems, Inc. *	72,080	3,275,315
Conduent, Inc. *	364,738	3,319,116
Cornerstone OnDemand, Inc. *	117,943	6,982,226
CSG Systems International, Inc.	69,229	3,547,294
Digimarc Corp. *	23,802	1,075,374
Digital Turbine, Inc. *	161,126	874,914
Domo, Inc., Class B *	35,967	997,725
Ebix, Inc.	49,305	2,269,509
eGain Corp. *	42,420	328,331
Endurance International Group Holdings, Inc. *	151,289	717,110
Envestnet, Inc. *	100,546	7,179,990
Everbridge, Inc. *	68,683	7,026,271
EVERTEC, Inc.	127,677	4,088,217
Evo Payments, Inc., Class A *	66,025	2,054,698
Exela Technologies, Inc. *	99,570	263,860
ExlService Holdings, Inc. *	70,576	4,854,923
Five9, Inc. *	123,966	6,120,201
ForeScout Technologies, Inc. *	85,538	3,195,700
GTT Communications, Inc. *(a)	69,318	838,748
GTY Technology Holdings, Inc. *	62,617	435,814
I3 Verticals, Inc., Class A *	19,413	554,629
Ideanomics, Inc. *(a)	106,432	202,221
Information Services Group, Inc. *	71,976	195,775
Instructure, Inc. *	70,939	2,815,569
Intelligent Systems Corp. *(a)	14,196	696,882
International Money Express, Inc. *	26,882	372,047
j2 Global, Inc.	98,100	8,739,729
KBR, Inc.	298,023	7,861,847
Limelight Networks, Inc. *	241,787	655,243
LivePerson, Inc. *	128,218	4,255,555
LiveRamp Holdings, Inc. *	143,765	7,574,978
Majesco *	15,678	147,687
ManTech International Corp., Class A	56,370	3,877,129
MAXIMUS, Inc.	133,718	9,829,610
MicroStrategy, Inc., Class A *	17,517	2,395,099
Mitek Systems, Inc. *	76,746	770,530
MobileIron, Inc. *	203,314	1,402,867
Model N, Inc. *	68,842	1,504,886
Monotype Imaging Holdings, Inc.	85,605	1,709,532
NIC, Inc.	138,437	2,511,247
OneSpan, Inc. *	68,162	996,528
Paysign, Inc. *(a)	61,990	874,679
Perficient, Inc. *	68,016	2,324,107

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Perspecta, Inc.	297,617	6,943,405
Phunware, Inc. *(a)	8,987	15,368
Presidio, Inc.	97,989	1,371,846
PRGX Global, Inc. *	42,456	238,178
Priority Technology Holdings, Inc. *	13,581	105,389
Progress Software Corp.	93,662	4,054,628
PROS Holdings, Inc. *	69,299	5,014,476
Q2 Holdings, Inc. *	84,370	6,738,632
QAD, Inc., Class A	22,921	988,812
Qualys, Inc. *	71,597	6,197,436
Rapid7, Inc. *	101,333	6,145,846
Rimini Street, Inc. *	40,989	202,076
SailPoint Technologies Holding, Inc. *	180,588	3,817,630
Science Applications International Corp.	124,924	10,664,762
SecureWorks Corp., Class A *	17,646	210,693
SharpSpring, Inc. *(a)	17,828	169,723
ShotSpotter, Inc. *	16,703	627,866
SPS Commerce, Inc. *	37,829	4,230,417
StarTek, Inc. *	33,768	226,583
SVMK, Inc. *	176,724	2,999,006
Sykes Enterprises, Inc. *	82,400	2,331,096
Synchronoss Technologies, Inc. *	79,616	644,093
Telaria, Inc. *	92,902	752,506
Telenav, Inc. *	65,746	619,985
Tenable Holdings, Inc. *	78,046	1,955,833
The Hackett Group, Inc.	51,053	838,290
TiVo Corp.	259,043	1,963,546
TTEC Holdings, Inc.	30,419	1,427,259
Tucows, Inc., Class A *	19,742	965,976
Unisys Corp. *	106,120	1,314,827
Upland Software, Inc. *	47,461	2,087,809
USA Technologies, Inc. *	122,567	806,491
Varonis Systems, Inc. *	62,460	4,491,499
Verint Systems, Inc. *	137,706	7,969,046
Verra Mobility Corp. *	207,527	2,874,249
VirnetX Holding Corp. *(a)	126,120	921,937
Virtusa Corp. *	60,602	2,707,697
Workiva, Inc. *	73,852	4,245,751
Yext, Inc. *	195,806	4,074,723
Zix Corp. *	111,256	1,013,542
Zuora, Inc., Class A *	179,600	2,695,796
		297,660,472

Technology Hardware & Equipment 4.0%
3D Systems Corp. *	239,693	2,162,031
Acacia Communications, Inc. *	78,905	5,300,049
ADTRAN, Inc.	99,546	1,105,956
Aerohive Networks, Inc. *	90,839	403,325
Airgain, Inc. *	19,261	250,008
Akoustis Technologies, Inc. *(a)	52,252	304,107
Anixter International, Inc. *	64,155	4,129,016
Applied Optoelectronics, Inc. *(a)	39,941	399,809
Arlo Technologies, Inc. *	158,559	681,804
AstroNova, Inc.	14,219	343,815
Avid Technology, Inc. *	60,378	618,875
AVX Corp.	99,718	1,518,705
Badger Meter, Inc.	60,159	3,217,905
Bel Fuse, Inc., Class B	20,511	338,226
Belden, Inc.	82,148	3,734,448
Benchmark Electronics, Inc.	80,671	2,182,957
CalAmp Corp. *	68,843	768,288
Calix, Inc. *	95,094	597,190
Casa Systems, Inc. *	65,752	433,306
Clearfield, Inc. *	23,802	315,377
Coda Octopus Group, Inc. *	9,641	114,149
Comtech Telecommunications Corp.	49,844	1,483,357
Control4 Corp. *	55,415	1,324,973
Cray, Inc. *	85,878	2,974,814
Security	Number of Shares	Value ($)
CTS Corp.	68,481	2,158,521
Daktronics, Inc.	78,100	495,154
DASAN Zhone Solutions, Inc. *	12,952	130,427
Diebold Nixdorf, Inc. *	161,983	2,253,184
Digi International, Inc. *	58,265	765,019
ePlus, Inc. *	28,155	2,136,965
Extreme Networks, Inc. *	247,290	2,012,941
Fabrinet *	76,762	4,120,584
FARO Technologies, Inc. *	36,407	1,943,770
Finisar Corp. *	247,727	5,829,016
Fitbit, Inc., Class A *	467,832	1,964,894
Harmonic, Inc. *	183,181	1,368,362
II-VI, Inc. *	132,302	5,252,389
Immersion Corp. *	64,843	521,338
Infinera Corp. *	372,761	1,438,857
Inseego Corp. *(a)	92,703	482,056
Insight Enterprises, Inc. *	74,569	4,102,786
InterDigital, Inc.	66,918	4,311,527
Iteris, Inc. *	58,706	317,599
Itron, Inc. *	72,186	4,475,532
KEMET Corp.	119,947	2,413,334
Kimball Electronics, Inc. *	51,463	818,262
Knowles Corp. *	171,269	3,485,324
KVH Industries, Inc. *	34,626	349,723
Lumentum Holdings, Inc. *	161,054	9,120,488
Methode Electronics, Inc.	77,032	2,307,108
MTS Systems Corp.	37,869	2,182,012
Napco Security Technologies, Inc. *	24,151	699,171
NETGEAR, Inc. *	65,605	2,220,729
NetScout Systems, Inc. *	157,226	4,094,165
nLight, Inc. *	67,530	1,110,193
Novanta, Inc. *	70,886	5,960,804
OSI Systems, Inc. *	35,016	3,941,401
PAR Technology Corp. *(a)	24,078	625,787
PC Connection, Inc.	23,675	774,409
PCM, Inc. *	19,703	686,256
Plantronics, Inc.	70,442	2,704,973
Plexus Corp. *	62,616	3,738,801
Ribbon Communications, Inc. *	123,919	609,682
Rogers Corp. *	38,962	6,181,711
Sanmina Corp. *	142,401	4,521,232
ScanSource, Inc. *	54,571	1,852,685
Sonim Technologies, Inc. *	7,492	82,936
Stratasys Ltd. *	108,254	3,019,204
Tech Data Corp. *	77,448	7,848,580
TESSCO Technologies, Inc.	12,820	188,710
TTM Technologies, Inc. *	208,847	2,184,540
Viavi Solutions, Inc. *	483,848	7,098,050
Vishay Intertechnology, Inc.	279,148	4,745,516
Vishay Precision Group, Inc. *	22,119	901,128
Wrap Technologies, Inc. *	15,825	76,277
		167,326,602

Telecommunication Services 0.8%
ATN International, Inc.	23,544	1,324,821
Bandwidth, Inc., Class A *	33,881	2,524,135
Boingo Wireless, Inc. *	92,390	1,387,698
Cincinnati Bell, Inc. *	103,307	394,633
Cogent Communications Holdings, Inc.	88,418	5,571,218
Consolidated Communications Holdings, Inc.	150,299	707,908
Frontier Communications Corp. *(a)	214,428	283,045
Gogo, Inc. *(a)	112,636	471,945
IDT Corp., Class B *	34,645	351,993
Intelsat S.A. *	141,223	3,197,289
Iridium Communications, Inc. *	208,604	5,306,886
Ooma, Inc. *	40,371	526,034
ORBCOMM, Inc. *	158,676	929,841

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pareteum Corp. *(a)	223,677	782,870
pdvWireless, Inc. *	19,358	861,237
Shenandoah Telecommunications Co.	101,025	3,976,344
Spok Holdings, Inc.	37,787	490,853
Vonage Holdings Corp. *	476,686	5,910,906
		34,999,656

Transportation 1.5%
Air Transport Services Group, Inc. *	123,174	2,871,186
Allegiant Travel Co.	27,362	4,100,196
ArcBest Corp.	54,039	1,617,387
Atlas Air Worldwide Holdings, Inc. *	49,008	2,237,215
Avis Budget Group, Inc. *	124,484	4,529,973
Costamare, Inc.	102,998	621,078
Covenant Transportation Group, Inc., Class A *	27,349	460,831
Daseke, Inc. *	95,044	351,663
Eagle Bulk Shipping, Inc. *	92,453	428,057
Echo Global Logistics, Inc. *	57,224	1,205,138
Forward Air Corp.	60,058	3,783,654
Genco Shipping & Trading Ltd. *	31,256	300,683
Hawaiian Holdings, Inc.	100,369	2,608,590
Heartland Express, Inc.	97,161	1,927,674
Hertz Global Holdings, Inc. *	213,696	3,316,562
Hub Group, Inc., Class A *	69,464	3,150,193
Marten Transport Ltd.	83,114	1,668,098
Matson, Inc.	89,599	3,665,495
Mesa Air Group, Inc. *	43,289	443,279
P.A.M. Transportation Services, Inc. *	4,100	239,481
Radiant Logistics, Inc. *	80,976	444,558
Roadrunner Transportation Systems, Inc. *	7,402	71,725
Safe Bulkers, Inc. *	110,082	223,467
Saia, Inc. *	54,641	4,169,108
Scorpio Bulkers, Inc.	113,298	680,921
SkyWest, Inc.	105,351	6,395,859
Spirit Airlines, Inc. *	144,424	6,127,910
Universal Logistics Holdings, Inc.	17,261	339,869
US Xpress Enterprises, Inc., Class A *	45,894	233,601
Werner Enterprises, Inc.	94,854	3,144,410
YRC Worldwide, Inc. *	68,047	221,833
		61,579,694

Utilities 3.8%
ALLETE, Inc.	109,103	9,486,506
American States Water Co.	77,117	5,974,254
AquaVenture Holdings Ltd. *	24,792	427,166
Artesian Resources Corp., Class A	16,624	598,132
Atlantic Power Corp. *	225,133	538,068
Avista Corp.	138,061	6,354,948
Black Hills Corp.	127,002	10,052,208
Cadiz, Inc. *(a)	27,127	293,514
California Water Service Group	101,214	5,403,815
Chesapeake Utilities Corp.	33,732	3,152,593
Clearway Energy, Inc., Class A	72,573	1,246,078
Clearway Energy, Inc., Class C	156,006	2,811,228
Connecticut Water Service, Inc.	25,627	1,791,327
Consolidated Water Co., Ltd.	30,469	427,480
El Paso Electric Co.	85,442	5,661,387
Genie Energy Ltd., Class B	29,973	330,302
Global Water Resources, Inc.	24,457	309,626
MGE Energy, Inc.	73,553	5,453,955
Middlesex Water Co.	33,917	2,124,222
New Jersey Resources Corp.	186,785	9,314,968
Northwest Natural Holding Co.	60,609	4,328,695
NorthWestern Corp.	106,500	7,446,480
ONE Gas, Inc.	109,866	10,017,582
Ormat Technologies, Inc.	83,477	5,471,917
Security	Number of Shares	Value ($)
Otter Tail Corp.	83,153	4,438,707
Pattern Energy Group, Inc., Class A	185,975	4,264,407
PNM Resources, Inc.	167,356	8,312,573
Portland General Electric Co.	189,023	10,367,912
Pure Cycle Corp. *	34,440	374,363
RGC Resources, Inc.	15,613	449,342
SJW Group.	55,448	3,598,021
South Jersey Industries, Inc.	195,086	6,642,678
Southwest Gas Holdings, Inc.	112,358	9,989,750
Spark Energy, Inc., Class A	24,312	265,973
Spire, Inc.	104,571	8,617,696
TerraForm Power, Inc., Class A	154,005	2,373,217
The York Water Co.	26,965	969,931
Unitil Corp.	30,911	1,810,457
		161,491,478
Total Common Stock
(Cost $3,307,377,138)		4,199,553,126

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	50,881	22,031

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(b)	50,000	9,000
GTX, Inc. CVR *(a)(b)	1,506	3,087
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Tobira Therapeutics, Inc. CVR *(b)	14,029	161,679
		173,766
Total Rights
(Cost $34,961)		210,680

Other Investment Company 2.0% of net assets

Securities Lending Collateral 2.0%
Wells Fargo Government Money Market Fund, Select Class 2.26% (c)	82,450,079	82,450,079
Total Other Investment Company
(Cost $82,450,079)		82,450,079
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Barclays Capital, Inc.
1.75%, 08/01/19 (d)	41,700,000	41,700,000
Total Short-Term Investment
(Cost $41,700,000)		41,700,000

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/20/19	150	11,825,250	(92,892)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $79,575,566.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,037,651,629	$—	$—	$4,037,651,629
Materials	161,901,497	—	—*	161,901,497
Rights[1]
Materials	—	—	22,031	22,031
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	173,766*	173,766
Other Investment Company[1]	82,450,079	—	—	82,450,079
Short-Term Investment[1]	—	41,700,000	—	41,700,000
Liabilities
Futures Contracts[2]	(92,892)	—	—	(92,892)
Total	$4,281,910,313	$41,700,000	$210,680	$4,323,820,993
*	Level 3 amount shown includes securities determined to have no value at July 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Automobiles & Components 0.7%
Adient plc	30,290	719,388
American Axle & Manufacturing Holdings, Inc. *	37,198	448,980
Aptiv plc	85,982	7,536,322
Autoliv, Inc.	28,446	2,052,379
BorgWarner, Inc.	68,190	2,577,582
Cooper Tire & Rubber Co.	16,286	438,419
Cooper-Standard Holding, Inc. *	4,777	236,366
Dana, Inc.	47,950	801,245
Delphi Technologies plc	29,887	560,082
Dorman Products, Inc. *	9,233	663,668
Ford Motor Co.	1,304,089	12,427,968
Fox Factory Holding Corp. *	12,576	1,007,086
Garrett Motion, Inc. *	26,315	372,884
General Motors Co.	440,298	17,761,621
Gentex Corp.	85,280	2,338,378
Gentherm, Inc. *	11,532	471,774
Harley-Davidson, Inc.	52,399	1,874,836
Horizon Global Corp. *	18,114	103,974
LCI Industries	8,433	772,716
Lear Corp.	21,014	2,664,155
Modine Manufacturing Co. *	17,500	240,100
Motorcar Parts of America, Inc. *	5,552	99,270
Shiloh Industries, Inc. *	4,387	22,111
Standard Motor Products, Inc.	6,318	290,691
Stoneridge, Inc. *	10,196	332,084
Strattec Security Corp.	1,500	31,185
Tenneco, Inc., Class A	15,201	137,417
Tesla, Inc. *(a)	45,866	11,081,684
The Goodyear Tire & Rubber Co.	76,362	1,048,450
Thor Industries, Inc.	16,886	1,006,406
Tower International, Inc.	6,203	191,052
UQM Technologies, Inc. *	26,900	45,999
Veoneer, Inc. *(a)	37,112	673,583
Visteon Corp. *	9,724	640,617
Winnebago Industries, Inc.	9,427	379,908
Workhorse Group, Inc. *(a)	37,849	196,436
		72,246,816

Banks 5.9%
1st Constitution Bancorp	2,000	36,420
1st Source Corp.	5,295	248,600
ACNB Corp.	2,261	84,335
Allegiance Bancshares, Inc. *	4,113	138,032
Amalgamated Bank, Class A	2,800	48,048
American National Bankshares, Inc.	4,310	159,427
American River Bankshares	3,244	42,659
Ameris Bancorp	19,229	764,737
AmeriServ Financial, Inc.	10,799	44,276
Ames National Corp.	2,389	65,244
Arrow Financial Corp.	4,841	161,012
Associated Banc-Corp.	59,406	1,287,328
Security	Number of Shares	Value ($)
Atlantic Capital Bancshares, Inc. *	7,985	146,844
Atlantic Union Bankshares Corp.	24,306	924,357
Auburn National Bancorp, Inc.	1,391	53,804
Axos Financial, Inc. *	19,991	585,936
Banc of California, Inc.	17,916	280,027
BancFirst Corp.	5,588	326,004
Bancorp of New Jersey, Inc. *	3,401	46,934
BancorpSouth Bank	29,709	888,002
Bank of America Corp.	2,943,797	90,315,692
Bank of Commerce Holdings	5,000	53,850
Bank of Hawaii Corp.	14,212	1,211,573
Bank of Marin Bancorp	3,742	163,600
Bank OZK	40,810	1,247,970
BankFinancial Corp.	4,321	57,945
BankUnited, Inc.	31,580	1,086,668
Bankwell Financial Group, Inc.	2,000	56,200
Banner Corp.	10,761	637,697
Bar Harbor Bankshares	5,502	139,696
Baycom Corp. *	1,979	45,319
BB&T Corp.	256,698	13,227,648
BCB Bancorp, Inc.	4,200	53,886
Berkshire Hills Bancorp, Inc.	16,351	536,313
BOK Financial Corp.	10,014	837,972
Boston Private Financial Holdings, Inc.	28,203	325,463
Bridge Bancorp, Inc.	5,500	160,655
Bridgewater Bancshares, Inc. *	4,163	49,623
Brookline Bancorp, Inc.	26,142	387,686
Bryn Mawr Bank Corp.	6,152	228,116
Business First Bancshares, Inc.	4,553	113,552
Byline Bancorp, Inc. *	4,600	87,906
C&F Financial Corp.	1,200	65,160
Cadence BanCorp	41,959	719,177
Cambridge Bancorp	1,228	96,030
Camden National Corp.	4,903	219,213
Capital City Bank Group, Inc.	5,225	134,909
Capitol Federal Financial, Inc.	48,563	663,371
Capstar Financial Holdings, Inc.	2,802	45,392
Carolina Financial Corp.	7,600	266,912
Carter Bank & Trust *(a)	8,134	162,273
Cathay General Bancorp	24,528	912,932
CB Financial Services, Inc.	1,482	36,161
CBTX, Inc.	6,037	181,955
CenterState Bank Corp.	35,279	857,985
Central Pacific Financial Corp.	8,622	254,090
Central Valley Community Bancorp	3,755	77,841
Century Bancorp, Inc., Class A	1,223	102,426
Chemical Financial Corp.	24,890	1,046,376
Chemung Financial Corp.	968	42,244
CIT Group, Inc.	34,074	1,722,441
Citigroup, Inc.	770,429	54,823,728
Citizens & Northern Corp.	4,229	108,347
Citizens Community Bancorp, Inc.	3,744	40,810
Citizens Financial Group, Inc.	151,914	5,660,316
City Holding Co.	5,897	456,723
Civista Bancshares, Inc.	3,796	84,157
CNB Financial Corp.	5,361	151,287
Codorus Valley Bancorp, Inc.	2,694	63,040

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Colony Bankcorp, Inc.	2,706	45,326
Columbia Banking System, Inc.	23,632	891,163
Columbia Financial, Inc. *	19,578	299,348
Comerica, Inc.	50,788	3,717,682
Commerce Bancshares, Inc.	33,212	2,020,286
Community Bank System, Inc.	16,367	1,080,058
Community Bankers Trust Corp.	7,000	55,720
Community Trust Bancorp, Inc.	5,256	222,276
Community West Bancshares	4,366	42,132
ConnectOne Bancorp, Inc.	8,775	200,596
County Bancorp, Inc.	2,567	45,847
Cullen/Frost Bankers, Inc.	20,392	1,936,016
Customers Bancorp, Inc. *	10,510	216,716
CVB Financial Corp.	31,741	698,619
Dime Community Bancshares, Inc.	9,580	193,324
DNB Financial Corp.	1,193	54,627
Eagle Bancorp Montana, Inc.	2,558	45,456
Eagle Bancorp, Inc.	9,700	391,007
East West Bancorp, Inc.	48,737	2,339,863
Entegra Financial Corp. *	2,050	61,111
Enterprise Bancorp, Inc.	2,816	86,029
Enterprise Financial Services Corp.	6,416	267,419
Equity Bancshares, Inc., Class A *	5,288	140,079
Esquire Financial Holdings, Inc. *	1,750	44,888
ESSA Bancorp, Inc.	2,841	43,609
Essent Group Ltd. *	31,614	1,459,302
Evans Bancorp, Inc.	1,382	51,217
F.N.B. Corp.	112,278	1,352,950
Farmers & Merchants Bancorp, Inc.	2,641	75,638
Farmers National Banc Corp.	7,093	103,629
Fauquier Bankshares, Inc.	2,085	42,868
FB Financial Corp.	5,492	208,751
Federal Agricultural Mortgage Corp., Class A	643	44,116
Federal Agricultural Mortgage Corp., Class C	2,925	226,015
Fidelity D&D Bancorp, Inc.	800	52,776
Fifth Third Bancorp	240,970	7,154,399
Financial Institutions, Inc.	4,637	142,773
First BanCorp	75,196	809,109
First BanCorp (North Carolina)	10,445	385,838
First BanCorp, Inc.	3,885	101,826
First Bank/Hamilton NJ	6,451	73,412
First Busey Corp.	16,944	457,996
First Business Financial Services, Inc.	2,369	56,453
First Capital, Inc. (a)	1,074	60,950
First Choice Bancorp	2,370	52,614
First Citizens BancShares, Inc., Class A	2,793	1,304,387
First Commonwealth Financial Corp.	32,758	451,078
First Community Bankshares, Inc.	4,583	151,560
First Community Corp.	2,104	40,207
First Defiance Financial Corp.	7,044	202,304
First Financial Bancorp	32,014	816,037
First Financial Bankshares, Inc.	43,748	1,432,747
First Financial Corp.	2,991	129,839
First Financial Northwest, Inc.	2,467	36,462
First Foundation, Inc.	11,843	178,119
First Guaranty Bancshares, Inc.	2,136	46,672
First Hawaiian, Inc.	31,468	842,084
First Horizon National Corp.	107,270	1,759,228
First Internet Bancorp	4,592	96,799
First Interstate BancSystem, Inc., Class A	12,482	499,654
First Merchants Corp.	17,712	698,030
First Mid Bancshares, Inc.	3,252	110,828
First Midwest Bancorp, Inc.	39,319	850,470
First Northwest Bancorp	3,416	54,895
First Republic Bank	54,849	5,449,797
First Savings Financial Group, Inc.	860	52,073
First United Corp.	2,475	52,693
Security	Number of Shares	Value ($)
Flagstar Bancorp, Inc.	8,664	298,735
Flushing Financial Corp.	8,253	168,031
FNCB Bancorp, Inc.	4,152	33,008
Franklin Financial Network, Inc.	3,791	111,834
Franklin Financial Services Corp.	1,600	58,400
FS Bancorp, Inc.	938	46,243
Fulton Financial Corp.	53,140	903,380
German American Bancorp, Inc.	6,328	199,648
Glacier Bancorp, Inc.	29,832	1,250,259
Great Southern Bancorp, Inc.	3,639	218,194
Great Western Bancorp, Inc.	17,159	580,317
Greene County Bancorp, Inc.	1,473	40,876
Guaranty Bancshares, Inc.	2,780	85,680
Guaranty Federal Bancshares, Inc.	1,961	46,280
Hancock Whitney Corp.	27,778	1,153,343
Hanmi Financial Corp.	10,693	229,793
HarborOne Bancorp, Inc. *	11,107	212,699
Hawthorn Bancshares, Inc.	1,665	40,676
Heartland Financial USA, Inc.	11,104	533,991
Heritage Commerce Corp.	11,571	143,133
Heritage Financial Corp.	9,356	266,833
Hilltop Holdings, Inc.	25,847	586,210
Hingham Institution for Savings	534	102,950
Home Bancorp, Inc.	1,946	72,703
Home BancShares, Inc.	51,875	1,020,381
HomeStreet, Inc. *	9,269	268,986
HomeTrust Bancshares, Inc.	6,004	156,885
Hope Bancorp, Inc.	47,307	697,778
Hopfed Bancorp, Inc. (b)	2,268	45,671
Horizon Bancorp, Inc.	12,027	209,510
Howard Bancorp, Inc. *	4,800	71,472
Huntington Bancshares, Inc.	348,093	4,960,325
IBERIABANK Corp.	19,446	1,527,872
Independent Bank Corp.	11,089	862,281
Independent Bank Corp., Michigan	7,335	159,463
Independent Bank Group, Inc.	12,943	735,292
International Bancshares Corp.	19,695	741,123
Investar Holding Corp.	2,523	60,830
Investors Bancorp, Inc.	74,260	843,594
JPMorgan Chase & Co.	1,079,999	125,279,884
Kearny Financial Corp.	30,708	409,952
KeyCorp	332,660	6,110,964
Lakeland Bancorp, Inc.	15,000	245,700
Lakeland Financial Corp.	10,005	460,130
LCNB Corp.	4,536	81,693
LegacyTexas Financial Group, Inc.	15,859	677,814
LendingTree, Inc. *	2,539	818,929
Live Oak Bancshares, Inc.	7,662	149,179
Luther Burbank Corp.	6,821	76,122
M&T Bank Corp.	45,220	7,427,385
Macatawa Bank Corp.	7,248	74,509
Mackinac Financial Corp.	2,963	45,630
MainStreet Bancshares, Inc. *	3,000	68,460
Malvern Bancorp, Inc. *	1,956	41,545
Mercantile Bank Corp.	5,614	188,630
Merchants Bancorp	5,609	100,345
Meridian Bancorp, Inc.	15,771	289,240
Meridian Corp. *	2,531	43,154
Meta Financial Group, Inc.	11,373	351,085
Metropolitan Bank Holding Corp. *	2,381	99,931
MGIC Investment Corp. *	117,944	1,515,580
Mid Penn Bancorp, Inc.	1,996	51,996
Middlefield Banc Corp.	904	39,451
Midland States Bancorp, Inc.	7,038	190,871
MidSouth Bancorp, Inc.	3,600	44,028
MidWestOne Financial Group, Inc.	3,261	101,319
MMA Capital Holdings, Inc. *	1,499	48,088
Mr Cooper Group, Inc. *	8,189	62,318
MSB Financial Corp.	2,482	40,333

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MutualFirst Financial, Inc.	1,990	64,854
MVB Financial Corp.	3,423	59,594
National Bank Holdings Corp., Class A	9,231	334,901
National Bankshares, Inc.	2,688	98,488
NBT Bancorp, Inc.	12,985	502,519
New York Community Bancorp, Inc.	151,685	1,748,928
Nicolet Bankshares, Inc. *	2,665	175,117
NMI Holdings, Inc., Class A *	21,585	537,035
Northeast Bank *	1,965	43,132
Northfield Bancorp, Inc.	15,765	246,722
Northrim BanCorp, Inc.	2,596	101,166
Northwest Bancshares, Inc.	33,446	573,599
Norwood Financial Corp.	1,600	55,392
Oak Valley Bancorp	2,528	47,375
OceanFirst Financial Corp.	15,478	377,663
Ocwen Financial Corp. *	33,720	64,068
OFG Bancorp	16,312	369,141
Ohio Valley Banc Corp.	1,139	41,072
Old Line Bancshares, Inc.	4,758	134,366
Old National Bancorp	51,917	914,258
Old Second Bancorp, Inc.	10,602	139,310
Opus Bank	7,454	167,044
Origin Bancorp, Inc.	1,600	55,696
Oritani Financial Corp.	10,694	193,561
Orrstown Financial Services, Inc.	2,174	49,719
Pacific Mercantile Bancorp *	4,589	35,427
Pacific Premier Bancorp, Inc.	15,952	504,562
PacWest Bancorp	38,677	1,494,093
Park National Corp.	4,958	468,977
Parke Bancorp, Inc.	2,239	53,669
PB Bancorp, Inc.	4,076	45,814
PCSB Financial Corp.	6,385	124,124
Peapack-Gladstone Financial Corp.	5,216	148,291
Penns Woods Bancorp, Inc.	1,500	68,040
PennyMac Financial Services, Inc.	23,097	554,559
People’s United Financial, Inc.	137,399	2,256,092
People’s Utah Bancorp	5,381	163,044
Peoples Bancorp of North Carolina, Inc.	1,427	38,700
Peoples Bancorp, Inc.	6,847	221,911
Peoples Financial Services Corp.	2,448	118,434
Pinnacle Financial Partners, Inc.	25,044	1,521,173
Plumas Bancorp	1,860	45,663
Ponce de Leon Federal Bank *	3,464	49,812
Popular, Inc.	32,043	1,844,395
Preferred Bank	5,001	271,004
Premier Financial Bancorp, Inc.	2,848	44,486
Prosperity Bancshares, Inc.	22,843	1,585,076
Provident Bancorp, Inc. *	750	20,738
Provident Financial Holdings, Inc.	2,246	46,649
Provident Financial Services, Inc.	21,746	525,818
Prudential Bancorp, Inc.	2,109	38,531
QCR Holdings, Inc.	3,960	151,510
Radian Group, Inc.	70,757	1,613,260
Randolph Bancorp, Inc. *	2,980	44,730
RBB Bancorp	4,010	80,601
Regions Financial Corp.	335,707	5,347,813
Reliant Bancorp, Inc.	2,700	67,122
Renasant Corp.	16,472	591,180
Republic Bancorp, Inc., Class A	2,950	140,921
Republic First Bancorp, Inc. *	17,184	74,750
Riverview Bancorp, Inc.	5,400	45,900
S&T Bancorp, Inc.	12,483	475,228
Salisbury Bancorp, Inc.	1,041	40,079
Sandy Spring Bancorp, Inc.	12,945	471,716
SB Financial Group, Inc.	2,430	40,241
SB One Bancorp	1,887	43,231
Seacoast Banking Corp. of Florida *	17,503	473,281
Select Bancorp, Inc. *	5,100	57,885
ServisFirst Bancshares, Inc.	14,569	496,220
Security	Number of Shares	Value ($)
Severn Bancorp, Inc.	5,134	43,228
Shore Bancshares, Inc.	4,629	75,916
Sierra Bancorp	4,155	108,321
Signature Bank	18,380	2,342,715
Simmons First National Corp., Class A	31,070	800,052
SmartFinancial, Inc. *	2,700	58,563
Sound Financial Bancorp, Inc.	1,293	45,255
South State Corp.	11,139	891,900
Southern First Bancshares, Inc. *	1,875	76,462
Southern Missouri Bancorp, Inc.	3,020	105,247
Southern National Bancorp of Virginia, Inc.	6,730	107,142
Southside Bancshares, Inc.	10,547	365,137
Spirit of Texas Bancshares, Inc. *	3,720	79,757
Standard AVB Financial Corp.	1,872	51,574
Sterling Bancorp	67,222	1,468,801
Sterling Bancorp, Inc.	7,691	75,526
Stock Yards Bancorp, Inc.	7,278	278,383
Summit Financial Group, Inc.	3,433	91,352
Summit State Bank	3,591	43,990
SunTrust Banks, Inc.	147,170	9,801,522
SVB Financial Group *	17,483	4,055,532
Synovus Financial Corp.	51,358	1,960,335
TCF Financial Corp.	56,386	1,205,533
Territorial Bancorp, Inc.	2,571	73,916
Texas Capital Bancshares, Inc. *	16,425	1,033,625
TFS Financial Corp.	19,782	355,285
The Bancorp, Inc. *	15,734	152,305
The Bank of Princeton	1,521	41,934
The Community Financial Corp.	1,476	48,014
The First Bancshares, Inc.	3,371	111,951
The First of Long Island Corp.	9,000	199,080
The PNC Financial Services Group, Inc.	150,954	21,571,327
Timberland Bancorp, Inc.	2,502	69,155
Tompkins Financial Corp.	4,024	329,847
Towne Bank	22,138	622,963
TriCo Bancshares	9,284	350,471
TriState Capital Holdings, Inc. *	7,935	166,635
Triumph Bancorp, Inc. *	9,993	311,882
TrustCo Bank Corp.	28,716	232,600
Trustmark Corp.	22,989	817,029
Two River Bancorp	2,741	38,950
U.S. Bancorp	497,766	28,447,327
UMB Financial Corp.	15,587	1,063,969
Umpqua Holdings Corp.	74,755	1,305,222
Union Bankshares, Inc.	1,200	39,828
United Bankshares, Inc.	35,319	1,327,641
United Community Banks, Inc.	27,233	781,587
United Community Financial Corp.	18,657	189,928
United Financial Bancorp, Inc.	15,207	218,068
United Security Bancshares	4,123	44,199
Unity Bancorp, Inc.	2,299	47,612
Univest Financial Corp.	10,769	295,717
Valley National Bancorp	107,799	1,203,037
Veritex Holdings, Inc.	15,506	396,799
Walker & Dunlop, Inc.	8,850	516,309
Washington Federal, Inc.	26,742	978,222
Washington Trust Bancorp, Inc.	4,849	243,565
Waterstone Financial, Inc.	9,659	163,237
Webster Financial Corp.	30,645	1,562,895
Wells Fargo & Co.	1,346,306	65,174,673
WesBanco, Inc.	17,140	626,981
West Bancorp, Inc.	4,641	98,296
Westamerica Bancorp	9,699	621,706
Western Alliance Bancorp *	31,301	1,547,521
Western New England Bancorp, Inc.	10,349	96,660
Wintrust Financial Corp.	20,287	1,451,332

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WSFS Financial Corp.	17,604	745,881
Zions Bancorp NA	60,572	2,729,980
		586,755,962

Capital Goods 6.9%
3M Co.	192,085	33,561,091
A.O. Smith Corp.	47,396	2,154,148
AAON, Inc.	13,579	689,813
AAR Corp.	12,256	513,036
Actuant Corp., Class A	19,179	439,199
Acuity Brands, Inc.	13,528	1,815,728
Advanced Drainage Systems, Inc.	15,198	500,470
AECOM *	52,814	1,898,663
Aegion Corp. *	12,259	231,082
Aerojet Rocketdyne Holdings, Inc. *	23,147	988,840
Aerovironment, Inc. *	6,673	366,014
AGCO Corp.	21,204	1,632,708
Air Lease Corp.	33,619	1,404,938
Aircastle Ltd.	16,101	334,740
Alamo Group, Inc.	3,373	330,183
Albany International Corp., Class A	10,638	914,762
Allegion plc	31,359	3,246,911
Allied Motion Technologies, Inc.	1,959	77,655
Allison Transmission Holdings, Inc.	39,145	1,798,713
Altra Industrial Motion Corp.	21,554	619,246
Ameresco, Inc., Class A *	5,440	77,520
American Superconductor Corp. *	5,600	49,784
American Woodmark Corp. *	4,841	410,759
AMETEK, Inc.	76,185	6,826,938
Apogee Enterprises, Inc.	9,481	384,549
Applied Industrial Technologies, Inc.	13,758	837,037
Arconic, Inc.	131,260	3,286,750
Arcosa, Inc.	17,207	645,262
Argan, Inc.	4,405	181,266
Armstrong Flooring, Inc. *	7,547	63,093
Armstrong World Industries, Inc.	16,287	1,591,403
Arotech Corp. *	14,875	32,204
Astec Industries, Inc.	6,955	227,359
Astronics Corp. *	9,681	356,648
Atkore International Group, Inc. *	15,845	432,410
Axon Enterprise, Inc. *	19,650	1,379,823
AZZ, Inc.	9,021	420,198
Babcock & Wilcox Enterprises, Inc. *(a)	12,254	43,257
Barnes Group, Inc.	16,937	881,401
Beacon Roofing Supply, Inc. *	23,005	833,471
Bloom Energy Corp., Class A *(a)	6,100	63,745
Blue Bird Corp. *	6,024	124,817
BlueLinx Holdings, Inc. *	2,241	47,532
BMC Stock Holdings, Inc. *	24,109	509,905
Briggs & Stratton Corp.	12,415	118,315
Builders FirstSource, Inc. *	38,094	654,455
BWX Technologies, Inc.	31,246	1,684,472
CAI International, Inc. *	4,600	104,880
Carlisle Cos., Inc.	19,079	2,751,383
Caterpillar, Inc.	190,562	25,091,299
Chart Industries, Inc. *	11,869	896,466
CIRCOR International, Inc. *	5,887	223,706
Colfax Corp. *	32,483	899,129
Columbus McKinnon Corp.	8,311	319,475
Comfort Systems USA, Inc.	11,445	480,690
Commercial Vehicle Group, Inc. *	7,300	59,276
Construction Partners, Inc., Class A *	3,554	55,549
Continental Building Products, Inc. *	10,633	261,359
Cornerstone Building Brands, Inc. *	14,252	82,947
CPI Aerostructures, Inc. *	6,418	50,381
Crane Co.	17,455	1,460,983
CSW Industrials, Inc.	4,946	349,237
Cubic Corp.	9,061	599,838
Security	Number of Shares	Value ($)
Cummins, Inc.	48,227	7,909,228
Curtiss-Wright Corp.	14,611	1,854,282
Deere & Co.	105,327	17,447,418
Donaldson Co., Inc.	41,916	2,093,704
Douglas Dynamics, Inc.	9,241	379,805
Dover Corp.	47,868	4,636,016
Ducommun, Inc. *	3,200	134,880
DXP Enterprises, Inc. *	4,731	160,617
Dycom Industries, Inc. *	11,476	633,016
Eaton Corp. plc	141,103	11,597,256
EMCOR Group, Inc.	18,306	1,544,843
Emerson Electric Co.	205,217	13,314,479
Encore Wire Corp.	7,393	406,024
Energous Corp. *(a)	5,300	21,677
Energy Recovery, Inc. *	9,780	107,384
EnerSys	14,027	955,379
EnPro Industries, Inc.	6,359	451,743
ESCO Technologies, Inc.	8,457	706,667
EVI Industries, Inc. (a)	1,400	49,168
Evoqua Water Technologies Corp. *	17,636	250,784
Fastenal Co.	192,861	5,940,119
Federal Signal Corp.	21,858	680,877
Flowserve Corp.	44,328	2,217,730
Fluor Corp.	46,688	1,517,827
Fortive Corp.	98,492	7,490,317
Fortune Brands Home & Security, Inc.	47,275	2,597,288
Foundation Building Materials, Inc. *	5,200	89,492
Franklin Electric Co., Inc.	12,105	567,240
FreightCar America, Inc. *	3,100	16,957
Gardner Denver Holdings, Inc. *	43,215	1,424,799
Gates Industrial Corp. plc *	17,841	195,894
GATX Corp.	12,164	934,925
Gencor Industries, Inc. *	3,540	45,170
Generac Holdings, Inc. *	20,306	1,468,124
General Dynamics Corp.	90,892	16,900,458
General Electric Co.	2,910,447	30,414,171
General Finance Corp. *	3,300	26,664
Gibraltar Industries, Inc. *	10,558	437,524
GMS, Inc. *	10,209	229,805
Graco, Inc.	55,223	2,655,122
GrafTech International Ltd.	17,928	205,276
Graham Corp.	2,809	60,815
Granite Construction, Inc.	17,068	605,914
Great Lakes Dredge & Dock Corp. *	19,016	204,042
Griffon Corp.	9,621	157,303
H&E Equipment Services, Inc.	9,632	294,836
Harsco Corp. *	28,455	667,554
HD Supply Holdings, Inc. *	56,799	2,300,927
HEICO Corp.	13,718	1,875,936
HEICO Corp., Class A	23,537	2,480,564
Helios Technologies, Inc.	9,064	425,645
Herc Holdings, Inc. *	7,118	321,307
Hexcel Corp.	28,147	2,301,299
Hillenbrand, Inc.	22,065	743,370
Honeywell International, Inc.	241,910	41,719,799
Houston Wire & Cable Co. *	8,228	38,260
Hubbell, Inc.	17,977	2,334,853
Huntington Ingalls Industries, Inc.	13,735	3,135,700
Hurco Cos., Inc.	2,000	68,380
Hyster-Yale Materials Handling, Inc.	3,600	222,624
IDEX Corp.	25,255	4,248,396
IES Holdings, Inc. *	4,126	74,722
Illinois Tool Works, Inc.	99,675	15,372,875
Ingersoll-Rand plc	80,471	9,951,044
Insteel Industries, Inc.	5,095	99,403
ITT, Inc.	29,658	1,851,252
Jacobs Engineering Group, Inc.	38,205	3,152,295
JELD-WEN Holding, Inc. *	20,479	448,695
John Bean Technologies Corp.	10,923	1,296,123

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Johnson Controls International plc	264,001	11,204,202
Kadant, Inc.	3,843	359,167
Kaman Corp.	10,367	657,268
Kennametal, Inc.	26,199	905,961
Kratos Defense & Security Solutions, Inc. *	30,097	741,891
L.B. Foster Co., Class A *	3,200	77,344
L3Harris Technologies, Inc. *	73,899	15,341,432
Lawson Products, Inc. *	2,101	87,969
Lennox International, Inc.	11,654	2,989,018
Lincoln Electric Holdings, Inc.	21,404	1,809,066
Lindsay Corp.	4,281	390,513
LiqTech International, Inc. *	5,399	45,082
Lockheed Martin Corp.	81,648	29,570,456
LSI Industries, Inc.	14,777	58,517
Lydall, Inc. *	5,500	129,800
Manitex International, Inc. *	4,549	29,569
Masco Corp.	97,883	3,990,690
Masonite International Corp. *	8,180	435,994
MasTec, Inc. *	19,794	1,015,828
Mercury Systems, Inc. *	18,081	1,473,963
Meritor, Inc. *	27,700	685,021
Milacron Holdings Corp. *	27,956	470,779
Miller Industries, Inc.	3,410	106,460
Moog, Inc., Class A	11,470	934,346
MRC Global, Inc. *	31,160	487,342
MSC Industrial Direct Co., Inc., Class A	14,699	1,044,364
Mueller Industries, Inc.	19,369	584,750
Mueller Water Products, Inc., Class A	48,758	495,869
MYR Group, Inc. *	7,655	276,499
National Presto Industries, Inc.	1,664	153,038
Navistar International Corp. *	22,953	717,052
NN, Inc.	15,065	123,684
Nordson Corp.	16,932	2,398,587
Northrop Grumman Corp.	56,684	19,588,290
Northwest Pipe Co. *	2,896	67,651
NOW, Inc. *	33,879	415,018
NV5 Global, Inc. *	3,797	301,748
nVent Electric plc	54,394	1,348,427
Omega Flex, Inc.	832	63,282
Orion Group Holdings, Inc. *	8,139	33,126
Oshkosh Corp.	22,689	1,896,120
Owens Corning	36,549	2,119,842
PACCAR, Inc.	114,792	8,051,511
Park Aerospace Corp.	6,594	119,945
Park-Ohio Holdings Corp.	3,600	110,160
Parker-Hannifin Corp.	42,916	7,513,733
Parsons Corp. *	6,853	251,574
Patrick Industries, Inc. *	8,643	396,454
Pentair plc	53,891	2,091,510
PGT Innovations, Inc. *	19,928	321,239
Plug Power, Inc. *(a)	79,297	175,246
Powell Industries, Inc.	2,862	105,865
Preformed Line Products Co.	1,000	57,770
Primoris Services Corp.	12,563	263,320
Proto Labs, Inc. *	8,737	909,522
Quanex Building Products Corp.	10,061	187,336
Quanta Services, Inc.	46,954	1,757,019
Raven Industries, Inc.	11,752	425,892
Raytheon Co.	92,941	16,942,215
RBC Bearings, Inc. *	8,636	1,404,991
Regal Beloit Corp.	14,878	1,184,586
Resideo Technologies, Inc. *	41,983	791,799
REV Group, Inc.	7,500	109,275
Rexnord Corp. *	33,311	975,679
Rockwell Automation, Inc.	39,484	6,348,238
Roper Technologies, Inc.	34,735	12,631,383
Rush Enterprises, Inc., Class A	11,326	426,537
Rush Enterprises, Inc., Class B	750	29,550
Sensata Technologies Holding plc *	53,083	2,517,727
Security	Number of Shares	Value ($)
Simpson Manufacturing Co., Inc.	12,975	801,336
SiteOne Landscape Supply, Inc. *	13,439	992,739
Snap-on, Inc.	18,273	2,788,643
Spartan Motors, Inc.	9,445	113,529
Spirit AeroSystems Holdings, Inc., Class A	34,727	2,668,423
SPX Corp. *	13,882	484,482
SPX FLOW, Inc. *	13,487	547,033
Standex International Corp.	4,408	310,191
Stanley Black & Decker, Inc.	50,997	7,526,647
Sterling Construction Co., Inc. *	7,334	91,822
Sunrun, Inc. *	26,305	501,110
Systemax, Inc.	3,800	82,460
Tecogen, Inc. *	11,344	36,755
Teledyne Technologies, Inc. *	11,901	3,466,523
Tennant Co.	5,863	446,233
Terex Corp.	21,913	667,251
Textron, Inc.	77,543	3,822,870
The Boeing Co.	174,339	59,480,980
The Eastern Co.	1,864	47,085
The ExOne Co. *	4,754	37,842
The Gorman-Rupp Co.	5,933	197,094
The Greenbrier Cos., Inc.	11,186	323,387
The Manitowoc Co., Inc. *	12,331	221,341
The Middleby Corp. *	18,359	2,467,082
The Timken Co.	22,054	1,008,088
The Toro Co.	35,882	2,612,927
Thermon Group Holdings, Inc. *	13,548	343,306
Titan International, Inc.	13,787	52,115
Titan Machinery, Inc. *	5,599	116,123
TPI Composites, Inc. *	7,622	194,895
Transcat, Inc. *	2,013	47,950
TransDigm Group, Inc. *	16,300	7,912,672
Trex Co., Inc. *	19,919	1,628,378
TriMas Corp. *	15,539	466,015
Trinity Industries, Inc.	44,815	878,374
Triton International Ltd.	20,019	662,229
Triumph Group, Inc.	16,938	410,408
Tutor Perini Corp. *	11,769	153,703
Twin Disc, Inc. *	3,405	41,098
Ultralife Corp. *	4,422	38,604
United Rentals, Inc. *	26,091	3,301,816
United Technologies Corp.	270,329	36,115,954
Univar, Inc. *	42,234	934,216
Universal Forest Products, Inc.	19,898	804,476
Valmont Industries, Inc.	7,730	1,063,648
Vectrus, Inc. *	3,418	138,224
Veritiv Corp. *	3,278	57,103
Vicor Corp. *	4,790	141,592
Vivint Solar, Inc. *	9,172	75,669
W.W. Grainger, Inc.	14,933	4,345,951
Wabash National Corp.	19,725	312,247
WABCO Holdings, Inc. *	16,865	2,233,095
Wabtec Corp.	54,625	4,243,270
Watsco, Inc.	10,632	1,728,976
Watts Water Technologies, Inc., Class A	10,048	932,756
Welbilt, Inc. *	41,374	679,361
Wesco Aircraft Holdings, Inc. *	20,800	219,024
WESCO International, Inc. *	15,809	802,149
Willis Lease Finance Corp. *	1,177	73,268
WillScot Corp. *	16,161	257,283
Woodward, Inc.	18,544	2,077,670
Xylem, Inc.	59,522	4,779,021
		688,264,606

Commercial & Professional Services 1.1%
ABM Industries, Inc.	23,031	969,375
Acacia Research Corp. *	15,357	42,846
ACCO Brands Corp.	34,735	339,708

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ADT, Inc. (a)	42,276	268,453
Advanced Disposal Services, Inc. *	23,888	773,255
Aqua Metals, Inc. *(a)	12,685	24,228
ASGN, Inc. *	16,990	1,071,219
Barrett Business Services, Inc.	3,084	269,850
BG Staffing, Inc.	2,500	41,550
Brady Corp., Class A	17,257	892,705
BrightView Holdings, Inc. *	6,100	120,536
Casella Waste Systems, Inc., Class A *	15,213	663,287
CBIZ, Inc. *	21,447	501,216
CECO Environmental Corp. *	9,324	86,061
Cintas Corp.	27,979	7,286,851
Clean Harbors, Inc. *	17,394	1,353,427
Copart, Inc. *	67,693	5,248,238
CoStar Group, Inc. *	12,257	7,542,958
Covanta Holding Corp.	37,612	647,679
CRA International, Inc.	2,542	110,374
Deluxe Corp.	14,100	629,142
Ennis, Inc.	11,953	243,004
Equifax, Inc.	40,316	5,607,552
Exponent, Inc.	17,886	1,230,557
Forrester Research, Inc.	3,376	159,786
Franklin Covey Co. *	5,656	206,444
FTI Consulting, Inc. *	12,563	1,312,205
GP Strategies Corp. *	5,086	80,766
Healthcare Services Group, Inc.	23,875	570,851
Heidrick & Struggles International, Inc.	5,759	171,042
Heritage-Crystal Clean, Inc. *	3,533	99,101
Herman Miller, Inc.	18,448	836,432
Hill International, Inc. *	13,292	41,870
HNI Corp.	16,018	548,456
Hudson Technologies, Inc. *	26,118	16,013
Huron Consulting Group, Inc. *	8,402	512,270
IAA, Inc. *	44,400	2,075,700
ICF International, Inc.	6,209	528,945
IHS Markit Ltd. *	120,188	7,742,511
InnerWorkings, Inc. *	23,299	85,274
Insperity, Inc.	12,549	1,334,586
Interface, Inc.	19,952	276,535
KAR Auction Services, Inc.	44,400	1,187,256
Kelly Services, Inc., Class A	9,702	270,007
Kforce, Inc.	6,775	230,960
Kimball International, Inc., Class B	11,882	206,034
Knoll, Inc.	19,946	483,690
Korn Ferry	18,537	728,133
LSC Communications, Inc.	9,950	9,950
ManpowerGroup, Inc.	19,539	1,784,888
Matthews International Corp., Class A	10,170	347,305
McGrath RentCorp	8,505	579,276
Mistras Group, Inc. *	5,000	75,800
Mobile Mini, Inc.	15,499	526,346
MSA Safety, Inc.	11,975	1,261,566
Navigant Consulting, Inc.	14,000	341,040
Nielsen Holdings plc	119,697	2,772,183
NRC Group Holdings Corp. *	5,211	63,887
PICO Holdings, Inc. *	7,559	76,270
Pitney Bowes, Inc.	56,836	230,186
Quad Graphics, Inc.	9,800	110,838
Republic Services, Inc.	71,908	6,374,644
Resources Connection, Inc.	11,300	198,880
Robert Half International, Inc.	39,218	2,369,159
Rollins, Inc.	49,261	1,651,721
RR Donnelley & Sons Co.	19,875	40,147
SP Plus Corp. *	8,505	293,678
Steelcase, Inc., Class A	29,265	494,871
Stericycle, Inc. *	28,923	1,329,301
Team, Inc. *	8,225	136,206
Tetra Tech, Inc.	19,112	1,513,670
The Brink’s Co.	16,147	1,455,814
Security	Number of Shares	Value ($)
TransUnion	62,121	5,142,998
TriNet Group, Inc. *	14,460	1,063,388
TrueBlue, Inc. *	14,540	287,456
UniFirst Corp.	4,981	980,609
Upwork, Inc. *	21,190	348,364
US Ecology, Inc.	7,422	472,262
Verisk Analytics, Inc.	54,123	8,211,542
Viad Corp.	7,132	493,106
VSE Corp.	2,601	77,926
WageWorks, Inc. *	14,182	725,693
Waste Management, Inc.	129,973	15,206,841
Willdan Group, Inc. *	4,309	150,729
		112,867,478

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	11,316	289,237
American Outdoor Brands Corp. *	15,020	144,793
Bassett Furniture Industries, Inc.	7,036	89,920
Beazer Homes USA, Inc. *	14,438	169,213
Brunswick Corp.	28,630	1,407,451
Callaway Golf Co.	28,080	514,987
Capri Holdings Ltd. *	50,412	1,794,163
Carter’s, Inc.	14,934	1,389,161
Cavco Industries, Inc. *	3,237	574,082
Century Communities, Inc. *	11,045	304,511
Clarus Corp.	6,000	86,220
Columbia Sportswear Co.	10,217	1,082,798
Crocs, Inc. *	24,211	553,221
CSS Industries, Inc.	2,830	14,518
Culp, Inc.	5,320	95,600
D.R. Horton, Inc.	113,022	5,191,100
Deckers Outdoor Corp. *	9,598	1,499,975
Delta Apparel, Inc. *	1,907	36,309
Escalade, Inc.	3,955	45,601
Ethan Allen Interiors, Inc.	7,327	150,790
Flexsteel Industries, Inc.	1,900	34,903
Fossil Group, Inc. *	12,996	143,476
G-III Apparel Group Ltd. *	12,985	372,150
Garmin Ltd.	40,030	3,145,958
GoPro, Inc., Class A *	41,540	219,747
Green Brick Partners, Inc. *	7,100	66,811
Hamilton Beach Brands Holding Co., Class A	1,750	28,718
Hanesbrands, Inc.	119,302	1,919,569
Hasbro, Inc.	39,499	4,785,699
Helen of Troy Ltd. *	8,312	1,232,503
Hooker Furniture Corp.	5,161	107,607
Hovnanian Enterprises, Inc., Class A *	2,020	12,120
Installed Building Products, Inc. *	6,876	366,353
iRobot Corp. *	9,024	659,654
Johnson Outdoors, Inc., Class A	1,700	115,583
KB Home	26,386	693,160
Kontoor Brands, Inc. *	15,411	452,005
La-Z-Boy, Inc.	16,047	529,391
Lakeland Industries, Inc. *	4,088	43,864
Leggett & Platt, Inc.	43,690	1,746,289
Lennar Corp., B Shares	5,605	212,990
Lennar Corp., Class A	94,598	4,500,027
Levi Strauss & Co., Class A *	15,208	289,864
LGI Homes, Inc. *	5,899	414,641
Libbey, Inc. *	7,232	12,222
Lifetime Brands, Inc.	5,000	44,150
lululemon Athletica, Inc. *	35,345	6,754,076
M.D.C. Holdings, Inc.	18,241	659,230
M/I Homes, Inc. *	9,900	350,163
Malibu Boats, Inc., Class A *	6,152	185,360
Marine Products Corp.	3,933	63,164
MasterCraft Boat Holdings, Inc. *	4,993	82,884

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mattel, Inc. *	112,078	1,636,339
Meritage Homes Corp. *	11,524	723,822
Mohawk Industries, Inc. *	20,552	2,562,629
Movado Group, Inc.	5,167	136,047
Newell Brands, Inc.	132,354	1,878,103
NIKE, Inc., Class B	419,218	36,065,325
NVR, Inc. *	1,126	3,765,502
Oxford Industries, Inc.	5,331	390,176
Polaris Industries, Inc.	19,417	1,838,207
PulteGroup, Inc.	84,990	2,678,035
PVH Corp.	25,993	2,311,298
Ralph Lauren Corp.	17,193	1,792,026
Rocky Brands, Inc.	1,800	56,736
Roku, Inc. *	27,547	2,846,432
Skechers U.S.A., Inc., Class A *	46,412	1,760,871
Skyline Champion Corp. *	16,024	456,684
Sonos, Inc. *	4,100	44,485
Steven Madden Ltd.	25,008	863,026
Sturm, Ruger & Co., Inc.	5,258	297,077
Superior Group of Cos., Inc.	3,200	54,464
Tapestry, Inc.	97,658	3,020,562
Taylor Morrison Home Corp. *	36,816	829,096
Tempur Sealy International, Inc. *	14,925	1,197,283
The Lovesac Co. *	1,800	38,592
The New Home Co., Inc. *	9,661	40,190
Toll Brothers, Inc.	44,285	1,592,931
TopBuild Corp. *	11,035	895,270
TRI Pointe Group, Inc. *	44,372	607,453
Tupperware Brands Corp.	14,971	229,206
Turtle Beach Corp. *(a)	2,910	30,235
Under Armour, Inc., Class A *	62,761	1,447,896
Under Armour, Inc., Class C *	64,286	1,307,577
Unifi, Inc. *	4,248	79,480
Universal Electronics, Inc. *	4,081	174,748
Vera Bradley, Inc. *	5,909	69,431
VF Corp.	107,879	9,427,546
Vista Outdoor, Inc. *	17,574	126,533
Vuzix Corp. *(a)	7,800	15,366
Whirlpool Corp.	21,050	3,062,354
William Lyon Homes, Class A *	9,666	189,840
Wolverine World Wide, Inc.	30,060	816,129
YETI Holdings, Inc. *(a)	10,063	349,790
ZAGG, Inc. *	8,000	53,040
		133,435,813

Consumer Services 2.4%
Adtalem Global Education, Inc. *	18,133	858,960
American Public Education, Inc. *	5,600	184,912
Aramark	82,509	2,986,001
Aspen Group, Inc. *	8,985	35,850
BBX Capital Corp.	20,416	87,993
BJ’s Restaurants, Inc.	6,241	247,768
Bloomin’ Brands, Inc.	33,358	568,087
Bluegreen Vacations Corp.	2,223	22,919
Boyd Gaming Corp.	25,952	687,468
Bright Horizons Family Solutions, Inc. *	19,474	2,961,411
Brinker International, Inc.	12,650	504,103
Caesars Entertainment Corp. *	194,922	2,307,876
Career Education Corp. *	25,565	484,712
Carnival Corp.	133,627	6,311,203
Carriage Services, Inc.	6,911	132,138
Carrols Restaurant Group, Inc. *	10,038	93,554
Century Casinos, Inc. *	7,935	78,318
Chegg, Inc. *	35,771	1,606,833
Chipotle Mexican Grill, Inc. *	8,170	6,499,480
Choice Hotels International, Inc.	11,987	1,028,604
Churchill Downs, Inc.	11,732	1,403,734
Chuy’s Holdings, Inc. *	5,160	122,034
Security	Number of Shares	Value ($)
Collectors Universe, Inc.	2,500	59,275
Cracker Barrel Old Country Store, Inc.	8,065	1,400,971
Darden Restaurants, Inc.	40,782	4,957,460
Dave & Buster’s Entertainment, Inc.	11,742	477,312
Del Frisco’s Restaurant Group, Inc. *	14,779	117,641
Del Taco Restaurants, Inc. *	10,395	125,987
Denny’s Corp. *	21,100	476,649
Dine Brands Global, Inc.	5,538	454,614
Domino’s Pizza, Inc.	13,564	3,316,805
Drive Shack, Inc. *	17,215	89,862
Dunkin’ Brands Group, Inc.	27,664	2,217,546
El Pollo Loco Holdings, Inc. *	6,221	61,215
Eldorado Resorts, Inc. *(a)	21,543	972,020
Everi Holdings, Inc. *	27,873	334,755
Extended Stay America, Inc.	60,722	1,015,272
Fiesta Restaurant Group, Inc. *	7,980	76,209
frontdoor, Inc. *	27,504	1,255,283
Golden Entertainment, Inc. *	6,136	86,027
Graham Holdings Co., Class B	1,451	1,077,701
Grand Canyon Education, Inc. *	16,295	1,772,407
H&R Block, Inc.	67,923	1,880,788
Hilton Grand Vacations, Inc. *	31,058	1,015,597
Hilton Worldwide Holdings, Inc.	96,463	9,313,503
Houghton Mifflin Harcourt Co. *	37,061	216,807
Hyatt Hotels Corp., Class A	13,340	1,031,849
Inspired Entertainment, Inc. *	6,626	52,875
International Speedway Corp., Class A	7,430	334,944
J Alexander’s Holdings, Inc. *	6,429	69,240
Jack in the Box, Inc.	8,383	602,151
K12, Inc. *	12,100	361,185
Las Vegas Sands Corp.	122,581	7,408,796
Laureate Education, Inc., Class A *	35,961	589,401
Lincoln Educational Services Corp. *	14,491	26,808
Lindblad Expeditions Holdings, Inc. *	7,500	141,225
Marriott International, Inc., Class A	91,944	12,785,733
Marriott Vacations Worldwide Corp.	13,189	1,348,311
McDonald’s Corp.	254,352	53,597,053
MGM Resorts International	169,195	5,079,234
Monarch Casino & Resort, Inc. *	3,610	169,923
Nathan’s Famous, Inc.	842	59,454
Noodles & Co. *	12,000	88,920
Norwegian Cruise Line Holdings Ltd. *	71,756	3,547,617
OneSpaWorld Holdings Ltd. *	12,005	187,998
Papa John’s International, Inc.	7,000	310,940
Penn National Gaming, Inc. *	35,224	687,572
Planet Fitness, Inc., Class A *	28,383	2,232,607
Playa Hotels & Resorts N.V. *	16,595	121,641
PlayAGS, Inc. *	10,460	196,230
Potbelly Corp. *	7,813	32,502
RCI Hospitality Holdings, Inc.	2,500	42,375
Red Lion Hotels Corp. *	7,000	47,530
Red Robin Gourmet Burgers, Inc. *	3,624	119,664
Red Rock Resorts, Inc., Class A	25,517	531,774
Regis Corp. *	10,203	186,715
Royal Caribbean Cruises Ltd.	56,840	6,612,766
Ruth’s Hospitality Group, Inc.	8,878	197,713
Scientific Games Corp., Class A *	17,505	357,977
SeaWorld Entertainment, Inc. *	23,080	705,556
Service Corp. International	60,092	2,772,645
ServiceMaster Global Holdings, Inc. *	45,568	2,425,585
Shake Shack, Inc., Class A *	8,483	633,341
Six Flags Entertainment Corp.	24,020	1,268,977
Sotheby’s *	10,738	641,166
Speedway Motorsports, Inc.	5,205	103,059
Starbucks Corp.	403,216	38,180,523
Strategic Education, Inc.	7,306	1,300,395
Target Hospitality Corp. *	12,493	106,191
Texas Roadhouse, Inc.	21,590	1,192,416
The Cheesecake Factory, Inc.	14,852	639,824

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Habit Restaurants, Inc., Class A *	6,100	61,000
The Wendy’s Co.	61,459	1,117,939
Twin River Worldwide Holdings, Inc.	9,381	247,565
Universal Technical Institute, Inc. *	13,059	48,057
Vail Resorts, Inc.	13,352	3,291,535
Weight Watchers International, Inc. *	13,623	294,938
Wingstop, Inc.	9,652	922,635
Wyndham Destinations, Inc.	32,092	1,510,250
Wyndham Hotels & Resorts, Inc.	33,142	1,874,180
Wynn Resorts Ltd.	32,024	4,165,362
Yum! Brands, Inc.	102,233	11,503,257
		236,152,783

Diversified Financials 5.1%
Affiliated Managers Group, Inc.	17,171	1,473,100
AG Mortgage Investment Trust, Inc.	14,385	235,339
AGNC Investment Corp.	182,081	3,120,868
Ally Financial, Inc.	130,381	4,290,839
American Express Co.	228,620	28,433,469
Ameriprise Financial, Inc.	44,131	6,421,502
Annaly Capital Management, Inc.	481,532	4,598,631
Anworth Mortgage Asset Corp.	30,522	117,510
Apollo Commercial Real Estate Finance, Inc.	44,990	846,712
Arbor Realty Trust, Inc.	31,801	387,654
Ares Commercial Real Estate Corp.	10,752	163,108
Ares Management Corp., Class A	24,343	712,033
Arlington Asset Investment Corp., Class A	11,092	72,985
ARMOUR Residential REIT, Inc.	18,030	322,196
Artisan Partners Asset Management, Inc., Class A	18,701	553,363
Ashford, Inc. *	778	26,693
Associated Capital Group, Inc., Class A	1,241	46,376
AXA Equitable Holdings, Inc.	81,475	1,831,558
B. Riley Financial, Inc.	6,039	113,896
Berkshire Hathaway, Inc., Class B *	645,204	132,544,258
BGC Partners, Inc., Class A	93,111	513,042
BlackRock, Inc.	39,700	18,566,896
Blackstone Mortgage Trust, Inc., Class A	44,745	1,589,342
Blucora, Inc. *	15,753	471,645
Cannae Holdings, Inc. *	23,093	668,542
Capital One Financial Corp.	157,573	14,562,897
Capstead Mortgage Corp.	28,021	236,217
Cboe Global Markets, Inc.	37,133	4,059,008
Cherry Hill Mortgage Investment Corp.	6,786	105,115
Chimera Investment Corp.	62,935	1,213,387
CME Group, Inc.	119,352	23,204,416
Cohen & Steers, Inc.	6,489	339,829
Colony Credit Real Estate, Inc.	30,690	497,178
Consumer Portfolio Services, Inc. *	10,696	39,040
Cowen, Inc. *	8,211	144,185
Credit Acceptance Corp. *	3,967	1,896,345
Diamond Hill Investment Group, Inc.	1,017	143,346
Discover Financial Services	107,949	9,687,343
Donnelley Financial Solutions, Inc. *	9,665	131,734
Dynex Capital, Inc.	6,271	102,217
E*TRADE Financial Corp.	81,699	3,986,094
Eaton Vance Corp.	38,920	1,731,940
Elevate Credit, Inc. *	5,396	22,447
Ellington Financial, Inc.	11,129	194,535
Ellington Residential Mortgage REIT	2,688	30,536
Encore Capital Group, Inc. *	8,553	307,737
Enova International, Inc. *	10,313	277,935
Evercore, Inc., Class A	13,443	1,161,072
Exantas Capital Corp.	9,433	105,555
EZCORP, Inc., Class A *	14,614	143,948
FactSet Research Systems, Inc.	12,596	3,492,871
Federated Investors, Inc., Class B	31,576	1,097,266
Security	Number of Shares	Value ($)
FGL Holdings	56,622	461,469
FirstCash, Inc.	14,065	1,415,502
Focus Financial Partners, Inc., Class A *	7,935	221,466
Franklin Resources, Inc.	97,861	3,193,204
GAIN Capital Holdings, Inc.	6,506	27,716
GAMCO Investors, Inc., Class A	2,351	47,725
Granite Point Mortgage Trust, Inc.	19,886	379,823
Great Ajax Corp.	5,000	69,550
Great Elm Capital Group, Inc. *	11,791	48,697
Green Dot Corp., Class A *	15,760	798,874
Greenhill & Co., Inc.	6,539	108,547
Hamilton Lane, Inc., Class A	7,159	420,233
Houlihan Lokey, Inc.	12,478	573,988
Hunt Cos. Finance Trust, Inc.	13,059	44,009
Interactive Brokers Group, Inc., Class A	25,219	1,292,726
Intercontinental Exchange, Inc.	187,071	16,436,058
INTL. FCStone, Inc. *	6,044	246,474
Invesco Ltd.	132,508	2,542,829
Invesco Mortgage Capital, Inc.	45,888	756,234
Janus Henderson Group plc	55,258	1,109,028
Jefferies Financial Group, Inc.	87,088	1,857,587
KKR & Co., Inc., Class A	181,699	4,860,448
KKR Real Estate Finance Trust, Inc.	8,629	172,839
Ladder Capital Corp.	30,130	507,088
Ladenburg Thalmann Financial Services, Inc.	36,436	112,587
Lazard Ltd., Class A	43,222	1,673,124
Legg Mason, Inc.	27,907	1,050,978
LendingClub Corp. *	30,093	444,775
LPL Financial Holdings, Inc.	27,937	2,343,076
MarketAxess Holdings, Inc.	12,472	4,203,563
Marlin Business Services Corp.	4,000	92,840
MFA Financial, Inc.	163,856	1,176,486
Moelis & Co., Class A	17,869	651,146
Moody’s Corp.	54,740	11,732,972
Morgan Stanley	426,683	19,012,994
Morningstar, Inc.	6,148	934,373
MSCI, Inc.	28,039	6,371,582
Nasdaq, Inc.	39,059	3,764,116
Navient Corp.	69,259	980,015
Nelnet, Inc., Class A	6,877	430,225
New Residential Investment Corp.	139,113	2,182,683
New York Mortgage Trust, Inc.	76,002	464,372
Northern Trust Corp.	73,270	7,180,460
On Deck Capital, Inc. *	20,000	71,600
OneMain Holdings, Inc.	26,737	1,108,249
Oppenheimer Holdings, Inc., Class A	3,500	101,990
Orchid Island Capital, Inc. (a)	12,908	79,901
PennyMac Mortgage Investment Trust	24,528	540,352
Piper Jaffray Cos.	4,986	385,418
PJT Partners, Inc., Class A	6,501	274,082
PRA Group, Inc. *	17,486	544,339
Pzena Investment Management, Inc., Class A	8,430	68,620
Raymond James Financial, Inc.	42,606	3,437,026
Ready Capital Corp.	8,683	133,458
Redwood Trust, Inc.	35,407	599,086
Regional Management Corp. *	3,000	72,390
S&P Global, Inc.	81,899	20,061,160
Safeguard Scientifics, Inc. *	7,000	81,760
Santander Consumer USA Holdings, Inc.	36,681	987,086
SEI Investments Co.	43,526	2,593,714
Siebert Financial Corp. *(a)	3,682	43,521
Silvercrest Asset Management Group, Inc., Class A	3,213	46,042
SLM Corp.	142,528	1,298,430
Starwood Property Trust, Inc.	90,083	2,092,628
State Street Corp.	123,504	7,174,347
Stifel Financial Corp.	24,275	1,451,888

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Synchrony Financial	211,251	7,579,686
T. Rowe Price Group, Inc.	78,266	8,874,582
TD Ameritrade Holding Corp.	88,226	4,508,349
The Bank of New York Mellon Corp.	292,505	13,724,335
The Charles Schwab Corp. (c)	393,638	17,013,034
The Goldman Sachs Group, Inc.	113,395	24,961,641
TheStreet, Inc.	2,023	12,624
TPG RE Finance Trust, Inc.	16,170	319,358
Tradeweb Markets, Inc.	15,506	734,364
Two Harbors Investment Corp.	86,216	1,160,467
Victory Capital Holdings, Inc., Class A *	3,900	69,693
Virtu Financial, Inc., Class A	21,937	475,594
Virtus Investment Partners, Inc.	2,646	283,545
Voya Financial, Inc.	48,223	2,708,686
Waddell & Reed Financial, Inc., Class A	25,984	454,720
Western Asset Mortgage Capital Corp.	15,107	153,487
Westwood Holdings Group, Inc.	2,653	83,039
WisdomTree Investments, Inc.	38,043	235,867
World Acceptance Corp. *	2,084	264,105
		506,294,494

Energy 4.5%
Abraxas Petroleum Corp. *	81,152	70,635
Adams Resources & Energy, Inc.	1,166	38,047
Alta Mesa Resources, Inc., Class A *	30,000	4,500
Altus Midstream Co., Class A *	17,889	57,424
Anadarko Petroleum Corp.	166,798	12,286,341
Antero Midstream Corp.	78,091	712,190
Antero Resources Corp. *	74,733	344,519
Apache Corp.	127,078	3,103,245
Apergy Corp. *	26,919	875,675
Arch Coal, Inc., Class A	5,290	471,656
Archrock, Inc.	49,314	541,468
Aspen Aerogels, Inc. *	14,261	94,123
Baker Hughes, a GE Co.	170,938	4,340,116
Basic Energy Services, Inc. *	6,128	10,908
Berry Petroleum Corp.	3,687	36,133
Bonanza Creek Energy, Inc. *	5,626	122,647
Brigham Minerals, Inc., Class A *	5,000	107,250
C&J Energy Services, Inc. *	25,379	277,646
Cabot Oil & Gas Corp.	140,252	2,687,228
Cactus, Inc., Class A *	15,987	469,538
California Resources Corp. *	16,680	255,371
Callon Petroleum Co. *	83,244	409,560
CARBO Ceramics, Inc. *	6,353	8,132
Carrizo Oil & Gas, Inc. *	27,793	264,867
Centennial Resource Development, Inc., Class A *	64,330	382,763
Cheniere Energy, Inc. *	73,176	4,767,416
Chesapeake Energy Corp. *(a)	337,879	611,561
Chevron Corp.	634,009	78,052,848
Cimarex Energy Co.	33,379	1,691,314
Clean Energy Fuels Corp. *	36,000	96,120
CNX Resources Corp. *	70,060	575,893
Comstock Resources, Inc. *(a)	6,806	46,485
Concho Resources, Inc.	66,579	6,503,437
ConocoPhillips	376,614	22,250,355
CONSOL Energy, Inc. *	8,270	177,722
Contango Oil & Gas Co. *	14,038	18,671
Continental Resources, Inc. *	28,202	1,048,268
Contura Energy, Inc. *	1,810	64,852
Core Laboratories N.V.	13,970	700,875
CVR Energy, Inc.	10,411	552,512
Dawson Geophysical Co. *	14,633	34,827
Delek US Holdings, Inc.	23,379	1,007,167
Denbury Resources, Inc. *	137,039	154,854
Devon Energy Corp.	140,012	3,780,324
Diamond Offshore Drilling, Inc. *	27,749	250,851
Security	Number of Shares	Value ($)
Diamondback Energy, Inc.	51,427	5,319,095
DMC Global, Inc.	4,394	229,543
Dorian LPG Ltd. *	11,000	100,650
Dril-Quip, Inc. *	11,475	603,814
Earthstone Energy, Inc., Class A *	5,613	24,585
Ensco Rowan plc, Class A	68,457	560,663
EOG Resources, Inc.	194,123	16,665,460
EQT Corp.	84,261	1,273,184
Equitrans Midstream Corp.	66,172	1,097,793
Era Group, Inc. *	6,921	71,425
Evolution Petroleum Corp.	8,679	52,942
Exterran Corp. *	9,906	135,217
Extraction Oil & Gas, Inc. *(a)	30,147	111,845
Exxon Mobil Corp.	1,408,501	104,736,134
Falcon Minerals Corp.	13,000	102,830
Forum Energy Technologies, Inc. *	33,550	87,901
Frank’s International N.V. *	23,486	133,870
FTS International, Inc. *	9,805	38,926
Geospace Technologies Corp. *	7,458	116,419
Goodrich Petroleum Corp. *	3,169	36,475
Green Plains, Inc.	13,339	134,591
Gulf Island Fabrication, Inc. *	4,500	32,220
Gulfport Energy Corp. *	53,493	202,204
Hallador Energy Co.	8,706	46,664
Halliburton Co.	290,385	6,678,855
Helix Energy Solutions Group, Inc. *	52,600	460,776
Helmerich & Payne, Inc.	36,341	1,805,421
Hess Corp.	84,741	5,494,606
HighPoint Resources Corp. *	33,805	42,256
HollyFrontier Corp.	51,708	2,573,507
Independence Contract Drilling, Inc. *	11,500	15,180
International Seaways, Inc. *	8,633	146,847
ION Geophysical Corp. *	3,676	35,510
Isramco, Inc. *	437	52,532
Jagged Peak Energy, Inc. *	18,587	136,429
Keane Group, Inc. *	14,562	91,595
Kinder Morgan, Inc.	647,111	13,343,429
KLX Energy Services Holdings, Inc. *	8,644	135,884
Kosmos Energy Ltd.	72,558	436,074
Laredo Petroleum, Inc. *	45,079	149,662
Liberty Oilfield Services, Inc., Class A	16,890	238,993
Lilis Energy, Inc. *	28,432	8,703
Lonestar Resources US, Inc., Class A *	6,800	16,864
Magnolia Oil & Gas Corp., Class A *	34,040	380,567
Mammoth Energy Services, Inc.	4,000	25,920
Marathon Oil Corp.	269,403	3,790,500
Marathon Petroleum Corp.	220,461	12,431,796
Matador Resources Co. *	33,967	598,838
Matrix Service Co. *	8,000	146,960
McDermott International, Inc. *	64,061	411,272
Montage Resources Corp. *	2,898	9,679
Murphy Oil Corp.	55,134	1,325,421
Nabors Industries Ltd.	129,406	383,042
NACCO Industries, Inc., Class A	1,900	100,985
National Oilwell Varco, Inc.	129,302	3,079,974
Natural Gas Services Group, Inc. *	4,213	67,577
NCS Multistage Holdings, Inc. *	4,000	12,840
Newpark Resources, Inc. *	27,584	210,466
Nine Energy Service, Inc. *	4,359	56,100
Noble Corp. plc *	107,107	238,849
Noble Energy, Inc.	163,514	3,610,389
Northern Oil & Gas, Inc. *	84,525	136,931
Oasis Petroleum, Inc. *	98,252	478,487
Occidental Petroleum Corp.	249,743	12,826,800
Oceaneering International, Inc. *	31,277	483,230
Oil States International, Inc. *	18,469	275,557
ONEOK, Inc.	138,010	9,671,741
Overseas Shipholding Group, Inc., Class A *	18,500	36,075

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pacific Ethanol, Inc. *	31,636	17,125
Panhandle Oil & Gas, Inc., Class A	6,200	73,222
Par Pacific Holdings, Inc. *	12,907	297,635
Parsley Energy, Inc., Class A *	92,086	1,527,707
Patterson-UTI Energy, Inc.	74,009	860,725
PBF Energy, Inc., Class A	41,196	1,150,604
PDC Energy, Inc. *	23,251	668,001
Peabody Energy Corp.	27,434	577,760
Penn Virginia Corp. *	3,770	129,085
Phillips 66	138,707	14,225,790
Pioneer Natural Resources Co.	55,815	7,704,703
PrimeEnergy Resources Corp. *	306	36,977
ProPetro Holding Corp. *	24,021	435,501
QEP Resources, Inc. *	77,176	382,021
Range Resources Corp.	66,553	378,687
Renewable Energy Group, Inc. *	11,517	156,516
REX American Resources Corp. *	1,646	122,792
Ring Energy, Inc. *	20,681	50,668
Roan Resources, Inc. *	11,000	13,200
RPC, Inc.	17,418	107,643
SandRidge Energy, Inc. *	8,633	58,273
Schlumberger Ltd.	461,085	18,429,567
SEACOR Holdings, Inc. *	7,085	337,529
SEACOR Marine Holdings, Inc. *	4,876	68,654
Select Energy Services, Inc., Class A *	17,554	178,524
SemGroup Corp., Class A	26,100	330,687
SilverBow Resources, Inc. *	1,839	19,107
SM Energy Co.	35,926	358,182
Solaris Oilfield Infrastructure, Inc., Class A	7,665	109,686
Southwestern Energy Co. *	193,835	426,437
SRC Energy, Inc. *	85,339	348,183
Superior Energy Services, Inc. *	55,813	50,634
Talos Energy, Inc. *	7,627	156,964
Targa Resources Corp.	78,567	3,057,042
TechnipFMC plc	141,297	3,891,319
Tellurian, Inc. *(a)	28,096	173,352
TETRA Technologies, Inc. *	33,023	51,516
The Williams Cos., Inc.	402,744	9,923,612
Tidewater, Inc. *	12,517	287,766
Torchlight Energy Resources, Inc. *(a)	33,032	46,905
Transocean Ltd. *	167,047	1,015,646
U.S. Well Services, Inc. *	10,920	33,852
Ultra Petroleum Corp. *	51,863	8,298
Unit Corp. *	17,972	116,818
Uranium Energy Corp. *	39,550	39,170
US Silica Holdings, Inc.	23,982	332,391
VAALCO Energy, Inc. *	20,055	35,096
Valero Energy Corp.	139,441	11,887,345
W&T Offshore, Inc. *	25,000	112,250
Whiting Petroleum Corp. *	32,291	570,905
World Fuel Services Corp.	22,400	874,496
WPX Energy, Inc. *	133,500	1,393,740
		448,566,211

Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc. *	40,545	955,240
Casey’s General Stores, Inc.	11,839	1,916,853
Costco Wholesale Corp.	146,606	40,409,012
Ingles Markets, Inc., Class A	4,200	132,216
Natural Grocers by Vitamin Cottage, Inc. *	2,400	22,008
Performance Food Group Co. *	35,573	1,559,876
PriceSmart, Inc.	7,280	444,080
Rite Aid Corp. *(a)	19,024	132,597
SpartanNash, Co.	10,256	121,226
Sprouts Farmers Market, Inc. *	40,062	678,250
Sysco Corp.	158,480	10,866,974
The Andersons, Inc.	8,571	230,131
The Chefs’ Warehouse, Inc. *	9,323	340,010
Security	Number of Shares	Value ($)
The Kroger Co.	269,333	5,699,086
U.S. Foods Holding Corp. *	72,552	2,566,164
United Natural Foods, Inc. *	18,511	182,518
Village Super Market, Inc., Class A	3,931	98,393
Walgreens Boots Alliance, Inc.	258,264	14,072,805
Walmart, Inc.	465,706	51,404,628
Weis Markets, Inc.	6,977	254,312
		132,086,379

Food, Beverage & Tobacco 3.5%
22nd Century Group, Inc. *(a)	28,273	44,954
Alico, Inc.	475	15,153
Altria Group, Inc.	624,110	29,376,858
Archer-Daniels-Midland Co.	188,485	7,742,964
B&G Foods, Inc. (a)	20,423	373,332
Beyond Meat, Inc. *(a)	3,416	671,278
Brown-Forman Corp., Class A	20,430	1,090,145
Brown-Forman Corp., Class B	54,938	3,011,152
Bunge Ltd.	48,069	2,808,672
Cal-Maine Foods, Inc.	12,514	497,682
Calavo Growers, Inc.	5,260	465,194
Campbell Soup Co.	63,595	2,629,017
Castle Brands, Inc. *	56,154	31,250
Celsius Holdings, Inc. *(a)	12,799	63,867
Coca-Cola Consolidated, Inc.	1,426	418,574
ConAgra Brands, Inc.	160,986	4,647,666
Constellation Brands, Inc., Class A	55,654	10,953,820
Craft Brew Alliance, Inc. *	3,000	47,130
Darling Ingredients, Inc. *	54,643	1,110,892
Dean Foods Co.	7,452	10,805
Farmer Brothers Co. *	4,500	73,080
Flowers Foods, Inc.	60,003	1,422,071
Fresh Del Monte Produce, Inc.	9,062	274,850
Freshpet, Inc. *	12,007	542,116
General Mills, Inc.	199,314	10,585,567
Hormel Foods Corp.	89,781	3,680,123
Hostess Brands, Inc. *	38,002	536,588
Ingredion, Inc.	22,212	1,716,765
J&J Snack Foods Corp.	4,866	904,297
John B. Sanfilippo & Son, Inc.	2,559	222,403
Kellogg Co.	82,910	4,827,020
Keurig Dr Pepper, Inc.	62,504	1,758,863
Lamb Weston Holdings, Inc.	48,534	3,257,602
Lancaster Colony Corp.	6,637	1,034,177
Landec Corp. *	9,100	101,647
Limoneira Co.	4,500	89,055
McCormick & Co., Inc. — Non Voting Shares	40,493	6,419,760
MGP Ingredients, Inc.	4,637	231,804
Molson Coors Brewing Co., Class B	62,251	3,360,932
Mondelez International, Inc., Class A	479,263	25,635,778
Monster Beverage Corp. *	131,473	8,476,064
National Beverage Corp. (a)	4,003	174,251
New Age Beverages Corp. *(a)	25,010	93,537
PepsiCo, Inc.	466,359	59,605,344
Philip Morris International, Inc.	518,508	43,352,454
Pilgrim’s Pride Corp. *	17,681	478,448
Post Holdings, Inc. *	21,947	2,353,157
Primo Water Corp. *	10,121	149,487
Pyxus International, Inc. *(a)	5,438	77,600
Reed’s, Inc. *	17,898	58,169
RiceBran Technologies *	12,444	35,092
Sanderson Farms, Inc.	6,501	851,761
Seaboard Corp.	95	387,756
Seneca Foods Corp., Class A *	2,000	63,160
The Alkaline Water Co., Inc. *	16,336	30,222
The Boston Beer Co., Inc., Class A *	2,871	1,126,351
The Coca-Cola Co.	1,279,099	67,318,980

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Hain Celestial Group, Inc. *	29,151	634,617
The Hershey Co.	46,180	7,007,353
The JM Smucker Co.	37,944	4,218,993
The Kraft Heinz Co.	207,390	6,638,554
The Simply Good Foods Co. *	17,340	472,168
Tootsie Roll Industries, Inc.	5,933	221,657
TreeHouse Foods, Inc. *	19,993	1,186,385
Turning Point Brands, Inc.	2,757	102,367
Tyson Foods, Inc., Class A	98,154	7,803,243
Universal Corp.	9,019	536,631
Vector Group Ltd.	32,261	372,615
		346,511,319

Health Care Equipment & Services 6.2%
Abbott Laboratories	588,020	51,216,542
ABIOMED, Inc. *	14,900	4,150,544
Acadia Healthcare Co., Inc. *	29,166	931,562
Accuray, Inc. *	28,423	117,671
Addus HomeCare Corp. *	3,011	242,657
Align Technology, Inc. *	24,475	5,117,233
Allscripts Healthcare Solutions, Inc. *	53,720	553,316
Amedisys, Inc. *	9,316	1,284,583
American Renal Associates Holdings, Inc. *	4,023	30,977
AmerisourceBergen Corp.	51,285	4,469,488
AMN Healthcare Services, Inc. *	15,960	851,945
AngioDynamics, Inc. *	11,450	233,351
Antares Pharma, Inc. *	62,307	198,759
Anthem, Inc.	85,567	25,208,894
Apollo Medical Holdings, Inc. *	6,700	102,510
Apyx Medical Corp. *	8,600	62,264
AtriCure, Inc. *	12,275	393,782
Atrion Corp.	475	365,513
Avanos Medical, Inc. *	17,115	696,923
AxoGen, Inc. *	11,943	214,735
Axonics Modulation Technologies, Inc. *	2,812	103,200
Baxter International, Inc.	157,891	13,258,107
Becton, Dickinson & Co.	90,154	22,790,931
BioLife Solutions, Inc. *	2,800	53,396
BioScrip, Inc. *	36,021	101,939
BioSig Technologies, Inc. *	8,008	60,140
BioTelemetry, Inc. *	10,678	501,332
Boston Scientific Corp. *	462,087	19,620,214
Brookdale Senior Living, Inc. *	69,175	538,873
Cantel Medical Corp.	12,347	1,139,381
Cardinal Health, Inc.	98,325	4,496,402
Cardiovascular Systems, Inc. *	11,006	504,405
Castlight Health, Inc., Class B *	20,805	33,496
Catasys, Inc. *(a)	4,607	80,254
Centene Corp. *	138,598	7,219,570
Cerner Corp.	107,928	7,733,041
Cerus Corp. *	45,797	267,912
Chembio Diagnostics, Inc. *	7,487	45,296
Chemed Corp.	5,251	2,128,703
Cigna Corp. *	126,744	21,536,341
Community Health Systems, Inc. *	34,809	71,358
Computer Programs & Systems, Inc.	3,700	95,497
ConforMIS, Inc. *	21,969	60,634
CONMED Corp.	9,398	820,915
Corindus Vascular Robotics, Inc. *	33,062	83,647
CorVel Corp. *	3,002	255,770
Covetrus, Inc. *	30,651	725,509
Cross Country Healthcare, Inc. *	14,856	140,983
CryoLife, Inc. *	12,053	347,367
CryoPort, Inc. *	14,093	288,484
Cutera, Inc. *	4,219	107,838
CVS Health Corp.	433,310	24,209,030
CytoSorbents Corp. *	15,802	110,930
Danaher Corp.	209,999	29,504,860
Security	Number of Shares	Value ($)
DaVita, Inc. *	42,161	2,523,336
DENTSPLY SIRONA, Inc.	77,485	4,219,058
DexCom, Inc. *	30,636	4,805,869
Diplomat Pharmacy, Inc. *	16,723	88,130
Edwards Lifesciences Corp. *	69,699	14,835,432
Ekso Bionics Holdings, Inc. *(a)	21,090	25,308
Encompass Health Corp.	32,917	2,101,421
Endologix, Inc. *	7,640	52,716
Enzo Biochem, Inc. *	13,471	52,672
Evolent Health, Inc., Class A *	21,273	145,082
FONAR Corp. *	1,870	45,890
Genesis Healthcare, Inc. *	32,553	38,087
GenMark Diagnostics, Inc. *	16,600	103,916
Glaukos Corp. *	11,751	959,822
Globus Medical, Inc., Class A *	25,743	1,173,366
Guardant Health, Inc. *	12,683	1,192,075
Haemonetics Corp. *	17,151	2,093,794
Hanger, Inc. *	13,820	238,395
HCA Healthcare, Inc.	89,156	11,903,218
HealthEquity, Inc. *	23,151	1,897,919
HealthStream, Inc. *	7,648	215,980
Helius Medical Technologies, Inc. *	4,659	10,390
Henry Schein, Inc. *	49,791	3,313,093
Heska Corp. *	2,364	189,451
Hill-Rom Holdings, Inc.	22,070	2,353,545
HMS Holdings Corp. *	31,877	1,112,507
Hologic, Inc. *	88,790	4,550,488
HTG Molecular Diagnostics, Inc. *	18,640	24,791
Humana, Inc.	45,154	13,399,450
ICU Medical, Inc. *	5,638	1,434,533
IDEXX Laboratories, Inc. *	28,606	8,068,322
Inogen, Inc. *	5,839	359,099
Inovalon Holdings, Inc., Class A *	22,744	341,160
Inspire Medical Systems, Inc. *	4,371	295,611
Insulet Corp. *	19,916	2,448,473
Integer Holdings Corp. *	9,472	829,084
Integra LifeSciences Holdings Corp. *	23,714	1,503,230
IntriCon Corp. *	4,256	76,523
Intuitive Surgical, Inc. *	38,380	19,938,794
Invacare Corp.	9,218	49,316
iRadimed Corp. *	1,334	31,856
iRhythm Technologies, Inc. *	7,680	638,515
Laboratory Corp. of America Holdings *	32,593	5,459,979
Lantheus Holdings, Inc. *	11,198	253,299
LeMaitre Vascular, Inc.	4,566	151,089
LHC Group, Inc. *	9,623	1,218,079
LivaNova plc *	16,277	1,254,143
Magellan Health, Inc. *	8,537	600,493
Masimo Corp. *	16,585	2,617,942
McKesson Corp.	63,337	8,800,676
Medidata Solutions, Inc. *	21,032	1,921,694
MEDNAX, Inc. *	29,765	731,326
Medtronic plc	446,449	45,511,011
Meridian Bioscience, Inc.	17,657	211,001
Merit Medical Systems, Inc. *	17,753	700,533
Mesa Laboratories, Inc.	1,023	257,469
Misonix, Inc. *	2,200	52,206
Molina Healthcare, Inc. *	20,928	2,778,820
National HealthCare Corp.	3,965	347,334
National Research Corp., Class A	3,945	265,972
Natus Medical, Inc. *	13,282	412,672
Neogen Corp. *	18,220	1,300,908
Nevro Corp. *	10,264	686,251
NextGen Healthcare, Inc. *	16,383	268,026
NuVasive, Inc. *	16,757	1,116,016
Nuvectra Corp. *	2,913	6,176
Omnicell, Inc. *	13,621	1,024,435
OptimizeRx Corp. *	3,035	45,798
OraSure Technologies, Inc. *	17,275	144,246

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Orthofix Medical, Inc. *	6,531	349,082
OrthoPediatrics Corp. *	2,000	70,620
Owens & Minor, Inc.	18,500	50,135
Patterson Cos., Inc.	25,926	513,335
Penumbra, Inc. *	10,621	1,780,080
PetIQ, Inc. *	6,200	212,288
Premier, Inc., Class A *	16,623	644,141
Psychemedics Corp.	2,969	26,751
Pulse Biosciences, Inc. *	3,000	39,180
Quest Diagnostics, Inc.	44,994	4,592,988
Quidel Corp. *	12,426	733,507
Quorum Health Corp. *	19,116	31,733
R1 RCM, Inc. *	30,270	380,797
RadNet, Inc. *	18,564	273,448
ResMed, Inc.	47,400	6,100,380
Rockwell Medical, Inc. *(a)	13,042	34,692
RTI Surgical Holdings, Inc. *	18,100	77,106
SeaSpine Holdings Corp. *	3,910	49,696
Select Medical Holdings Corp. *	39,462	660,594
Senseonics Holdings, Inc. *(a)	26,000	28,860
Sensus Healthcare, Inc. *	5,903	29,456
Shockwave Medical, Inc. *(a)	2,225	108,847
SI-BONE, Inc. *	4,040	72,639
Sientra, Inc. *	21,100	128,710
Silk Road Medical, Inc. *	2,557	110,693
Simulations Plus, Inc.	3,188	123,758
STAAR Surgical Co. *	8,247	241,720
Steris plc	27,897	4,152,747
Stryker Corp.	103,413	21,693,979
Surgery Partners, Inc. *	5,591	42,659
Surmodics, Inc. *	4,200	175,140
Tabula Rasa HealthCare, Inc. *	5,870	353,785
Tactile Systems Technology, Inc. *	5,530	319,302
Tandem Diabetes Care, Inc. *	19,235	1,220,076
Teladoc Health, Inc. *	24,362	1,662,463
Teleflex, Inc.	15,342	5,212,291
Tenet Healthcare Corp. *	28,972	682,870
The Cooper Cos., Inc.	16,405	5,535,047
The Ensign Group, Inc.	16,546	997,062
The Joint Corp. *	3,340	61,723
The Providence Service Corp. *	3,302	184,054
Tivity Health, Inc. *	16,969	296,109
TransEnterix, Inc. *(a)	54,700	74,939
TransMedics Group, Inc. *(a)	3,680	87,326
Triple-S Management Corp., Class B *	6,988	167,566
U.S. Physical Therapy, Inc.	4,836	624,231
UnitedHealth Group, Inc.	316,518	78,816,147
Universal Health Services, Inc., Class B	27,778	4,190,589
Utah Medical Products, Inc.	1,365	124,201
Vapotherm, Inc. *	2,247	36,154
Varex Imaging Corp. *	11,819	375,726
Varian Medical Systems, Inc. *	30,601	3,591,639
Veeva Systems, Inc., Class A *	42,723	7,087,746
ViewRay, Inc. *	19,429	174,084
Vocera Communications, Inc. *	10,583	271,666
VolitionRX Ltd. *(a)	15,384	66,459
WellCare Health Plans, Inc. *	16,854	4,841,312
West Pharmaceutical Services, Inc.	24,652	3,383,980
Wright Medical Group N.V. *	40,547	1,170,186
Zimmer Biomet Holdings, Inc.	67,926	9,178,840
		617,613,649

Household & Personal Products 1.7%
Avon Products, Inc. *	148,757	632,217
Central Garden & Pet Co. *	4,210	127,900
Central Garden & Pet Co., Class A *	13,239	364,734
Church & Dwight Co., Inc.	81,448	6,144,437
Colgate-Palmolive Co.	286,492	20,552,936
Security	Number of Shares	Value ($)
Coty, Inc., Class A	100,228	1,093,488
Edgewell Personal Care Co. *	18,438	561,068
elf Beauty, Inc. *	7,500	124,425
Energizer Holdings, Inc.	20,781	874,464
Herbalife Nutrition Ltd. *	34,358	1,409,365
Inter Parfums, Inc.	5,613	388,869
Kimberly-Clark Corp.	114,432	15,522,701
Lifevantage Corp. *	5,280	61,248
Medifast, Inc.	3,897	435,100
Natural Alternative International, Inc. *	3,826	38,604
Natural Health Trends Corp.	2,166	16,267
Nature’s Sunshine Products, Inc. *	5,329	48,121
Nu Skin Enterprises, Inc., Class A	18,865	754,223
Oil-Dri Corp. of America	1,600	56,688
Revlon, Inc., Class A *(a)	3,255	64,840
Spectrum Brands Holdings, Inc.	13,142	658,546
The Clorox Co.	42,502	6,910,825
The Estee Lauder Cos., Inc., Class A	73,218	13,486,023
The Procter & Gamble Co.	834,971	98,559,977
USANA Health Sciences, Inc. *	4,945	336,507
WD-40 Co.	4,489	815,023
		170,038,596

Insurance 2.7%
Aflac, Inc.	248,007	13,055,088
Alleghany Corp. *	4,802	3,292,875
Ambac Financial Group, Inc. *	13,400	244,148
American Equity Investment Life Holding Co.	29,147	751,993
American Financial Group, Inc.	23,222	2,377,468
American International Group, Inc.	290,978	16,291,858
American National Insurance Co.	2,769	335,104
AMERISAFE, Inc.	7,229	470,319
Aon plc	79,825	15,106,881
Arch Capital Group Ltd. *	133,656	5,171,151
Argo Group International Holdings Ltd.	11,607	794,383
Arthur J. Gallagher & Co.	61,099	5,525,183
Assurant, Inc.	20,070	2,275,135
Assured Guaranty Ltd.	32,878	1,436,440
Athene Holding Ltd., Class A *	42,140	1,721,840
Axis Capital Holdings Ltd.	27,220	1,733,097
Brighthouse Financial, Inc. *	37,570	1,471,617
Brown & Brown, Inc.	77,562	2,786,803
Chubb Ltd.	152,241	23,268,514
Cincinnati Financial Corp.	50,014	5,368,003
Citizens, Inc. *(a)	22,044	164,228
CNA Financial Corp.	9,550	457,350
CNO Financial Group, Inc.	57,112	965,764
Crawford & Co., Class A	4,938	51,010
Crawford & Co., Class B	5,800	54,346
Donegal Group, Inc., Class A	5,782	85,863
eHealth, Inc. *	6,602	684,957
EMC Insurance Group, Inc.	4,286	154,039
Employers Holdings, Inc.	11,759	516,220
Enstar Group Ltd. *	4,837	856,875
Erie Indemnity Co., Class A	6,531	1,454,911
Everest Re Group Ltd.	13,635	3,362,936
FBL Financial Group, Inc., Class A	3,305	207,224
FedNat Holding Co.	4,085	51,022
Fidelity National Financial, Inc.	92,993	3,987,540
First American Financial Corp.	37,060	2,142,809
Genworth Financial, Inc., Class A *	174,782	697,380
Global Indemnity Ltd.	2,000	56,580
Goosehead Insurance, Inc., Class A	2,800	126,028
Greenlight Capital Re Ltd., Class A *	12,115	101,160
Hallmark Financial Services, Inc. *	3,228	50,034
HCI Group, Inc.	2,926	117,303

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Health Insurance Innovations, Inc., Class A *(a)	3,371	74,128
Heritage Insurance Holdings, Inc.	9,756	131,121
Horace Mann Educators Corp.	13,092	568,716
Independence Holding Co.	2,346	88,913
Investors Title Co.	416	68,266
James River Group Holdings Ltd.	9,426	450,846
Kemper Corp.	20,537	1,807,667
Kingstone Cos., Inc.	2,696	22,862
Kinsale Capital Group, Inc.	7,030	631,716
Lincoln National Corp.	67,775	4,428,418
Loews Corp.	90,512	4,846,012
Maiden Holdings Ltd.	18,900	9,356
Markel Corp. *	4,600	5,124,078
Marsh & McLennan Cos., Inc.	170,331	16,828,703
MBIA, Inc. *	34,102	318,172
Mercury General Corp.	9,807	556,155
MetLife, Inc.	315,389	15,586,524
National General Holdings Corp.	21,670	535,899
National Western Life Group, Inc., Class A	964	259,316
NI Holdings, Inc. *	2,860	48,077
Old Republic International Corp.	92,520	2,110,381
Palomar Holdings, Inc. *	3,877	111,076
Primerica, Inc.	14,322	1,757,166
Principal Financial Group, Inc.	85,964	4,989,351
ProAssurance Corp.	18,940	740,365
Protective Insurance Corp., Class B	4,607	76,246
Prudential Financial, Inc.	134,565	13,632,780
Reinsurance Group of America, Inc.	20,462	3,190,435
RenaissanceRe Holdings Ltd.	14,847	2,689,534
RLI Corp.	12,648	1,139,964
Safety Insurance Group, Inc.	5,451	537,796
Selective Insurance Group, Inc.	19,164	1,441,133
State Auto Financial Corp.	5,500	190,190
Stewart Information Services Corp.	9,355	353,900
The Allstate Corp.	110,946	11,915,600
The Hanover Insurance Group, Inc.	13,250	1,718,657
The Hartford Financial Services Group, Inc.	120,761	6,959,456
The Progressive Corp.	194,065	15,715,384
The Travelers Cos., Inc.	87,064	12,765,324
Third Point Reinsurance Ltd. *	22,436	226,155
Tiptree, Inc.	7,504	51,252
Torchmark Corp.	34,468	3,147,618
Trupanion, Inc. *(a)	9,088	292,270
United Fire Group, Inc.	6,616	345,818
United Insurance Holdings Corp.	6,439	72,954
Universal Insurance Holdings, Inc.	9,563	237,258
Unum Group	71,355	2,279,792
W. R. Berkley Corp.	48,136	3,340,157
White Mountains Insurance Group Ltd.	1,085	1,167,460
Willis Towers Watson plc	42,938	8,382,356
		273,786,252

Materials 2.9%
Advanced Emissions Solutions, Inc.	5,901	75,120
AdvanSix, Inc. *	8,959	229,709
AgroFresh Solutions, Inc. *	10,000	14,900
Air Products & Chemicals, Inc.	73,363	16,746,572
AK Steel Holding Corp. *	92,567	261,039
Albemarle Corp.	34,978	2,551,995
Alcoa Corp. *	64,376	1,447,816
Allegheny Technologies, Inc. *	40,422	879,987
Amcor plc *	540,813	5,732,618
American Vanguard Corp.	7,917	113,055
Amyris, Inc. *(a)	15,000	46,350
AptarGroup, Inc.	20,817	2,519,273
Ashland Global Holdings, Inc.	20,666	1,642,534
Avery Dennison Corp.	28,424	3,265,065
Security	Number of Shares	Value ($)
Axalta Coating Systems Ltd. *	70,138	2,078,189
Balchem Corp.	10,584	1,086,342
Ball Corp.	111,458	7,967,018
Berry Global Group, Inc. *	44,386	1,999,589
Boise Cascade Co.	11,827	319,329
Cabot Corp.	18,903	845,342
Carpenter Technology Corp.	15,701	706,702
Celanese Corp.	42,757	4,796,053
Century Aluminum Co. *	14,114	101,480
CF Industries Holdings, Inc.	73,475	3,641,421
Chase Corp.	2,182	226,012
Clearwater Paper Corp. *	7,956	156,176
Cleveland-Cliffs, Inc.	97,710	1,041,589
Coeur Mining, Inc. *	75,926	349,260
Commercial Metals Co.	42,616	746,206
Compass Minerals International, Inc.	11,822	660,259
Corteva, Inc. *	249,262	7,353,229
Crown Holdings, Inc. *	45,457	2,909,703
Domtar Corp.	20,887	886,653
Dow, Inc. *	250,460	12,132,282
DuPont de Nemours, Inc.	250,214	18,055,442
Eagle Materials, Inc.	14,491	1,199,565
Eastman Chemical Co.	45,852	3,454,948
Ecolab, Inc.	84,375	17,020,969
Element Solutions, Inc. *	76,011	761,630
Ferro Corp. *	25,700	378,561
Flotek Industries, Inc. *	16,539	50,775
FMC Corp.	44,138	3,814,406
Forterra, Inc. *	5,539	36,004
Freeport-McMoRan, Inc.	488,786	5,405,973
FutureFuel Corp.	8,300	96,695
GCP Applied Technologies, Inc. *	22,792	502,108
Gold Resource Corp.	19,195	68,910
Graphic Packaging Holding Co.	96,084	1,427,808
Greif, Inc., Class A	9,091	317,821
Greif, Inc., Class B	2,000	86,000
H.B. Fuller Co.	17,701	846,285
Hawkins, Inc.	3,679	160,662
Haynes International, Inc.	3,574	106,362
Hecla Mining Co.	160,671	297,241
Huntsman Corp.	72,102	1,481,696
Ingevity Corp. *	13,947	1,374,337
Innophos Holdings, Inc.	6,990	189,918
Innospec, Inc.	7,808	729,111
International Flavors & Fragrances, Inc.	33,508	4,824,817
International Paper Co.	132,660	5,825,101
Intrepid Potash, Inc. *	27,197	101,717
Kaiser Aluminum Corp.	5,902	568,186
Koppers Holdings, Inc. *	5,651	154,272
Kraton Corp. *	9,654	296,088
Kronos Worldwide, Inc.	6,230	83,544
Linde plc	180,792	34,581,894
Livent Corp. *	47,698	307,175
Loop Industries, Inc. *(a)	4,729	61,477
Louisiana-Pacific Corp.	40,157	1,049,704
LSB Industries, Inc. *	5,600	27,944
LyondellBasell Industries N.V., Class A	91,585	7,664,749
Marrone Bio Innovations, Inc. *	27,730	36,881
Martin Marietta Materials, Inc.	20,619	5,108,357
Materion Corp.	7,145	443,919
McEwen Mining, Inc.	126,062	218,087
Mercer International, Inc.	14,607	190,329
Minerals Technologies, Inc.	12,903	687,085
Myers Industries, Inc.	14,310	231,393
Neenah, Inc.	5,035	330,850
NewMarket Corp.	2,998	1,263,987
Newmont Goldcorp Corp.	273,040	9,971,421
Northern Technologies International Corp.	3,248	36,702
Nucor Corp.	100,682	5,475,087

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Olin Corp.	56,546	1,134,878
Olympic Steel, Inc.	2,550	32,079
OMNOVA Solutions, Inc. *	14,068	139,977
Owens-Illinois, Inc.	50,995	865,385
P.H. Glatfelter Co.	17,901	292,144
Packaging Corp. of America	31,312	3,161,573
PolyOne Corp.	25,918	849,333
PPG Industries, Inc.	78,901	9,262,188
PQ Group Holdings, Inc. *	11,343	176,837
Quaker Chemical Corp.	4,376	820,019
Rayonier Advanced Materials, Inc.	17,736	82,472
Reliance Steel & Aluminum Co.	22,340	2,232,883
Resolute Forest Products, Inc.	28,000	170,800
Royal Gold, Inc.	21,730	2,486,998
RPM International, Inc.	43,835	2,973,328
Ryerson Holding Corp. *	4,659	38,017
Schnitzer Steel Industries, Inc., Class A	9,050	241,002
Schweitzer-Mauduit International, Inc.	10,032	345,402
Sealed Air Corp.	51,349	2,145,875
Sensient Technologies Corp.	14,680	1,000,736
Silgan Holdings, Inc.	26,115	785,017
Sonoco Products Co.	32,655	1,960,280
Steel Dynamics, Inc.	74,842	2,358,271
Stepan Co.	6,704	664,702
Summit Materials, Inc., Class A *	35,560	655,726
SunCoke Energy, Inc. *	29,816	226,303
Synalloy Corp.	2,200	37,356
Tecnoglass, Inc.	4,997	35,579
The Chemours Co.	54,183	1,033,270
The Mosaic Co.	117,809	2,967,609
The Scotts Miracle-Gro Co.	12,913	1,448,580
The Sherwin-Williams Co.	27,113	13,910,054
TimkenSteel Corp. *	10,796	75,464
Trecora Resources *	10,224	97,026
Tredegar Corp.	8,263	137,744
Trinseo S.A.	12,840	498,320
Tronox Holdings plc, Class A *	28,746	317,931
UFP Technologies, Inc. *	3,202	139,479
United States Lime & Minerals, Inc.	1,011	81,770
United States Steel Corp.	59,379	892,466
Universal Stainless & Alloy Products, Inc. *	1,800	29,124
US Concrete, Inc. *	4,493	211,575
Valvoline, Inc.	63,880	1,289,737
Venator Materials plc *	13,280	50,862
Verso Corp., Class A *	11,750	190,115
Vulcan Materials Co.	43,754	6,053,366
W.R. Grace & Co.	22,583	1,531,353
Warrior Met Coal, Inc.	14,218	351,753
Westlake Chemical Corp.	12,968	876,248
WestRock Co.	84,466	3,044,999
Worthington Industries, Inc.	13,511	543,412
		293,880,277

Media & Entertainment 7.6%
A. H. Belo Corp., Class A	12,274	45,291
Activision Blizzard, Inc.	256,057	12,480,218
Alphabet, Inc., Class A *	99,769	121,538,596
Alphabet, Inc., Class C *	102,113	124,238,845
Altice USA, Inc., Class A *	39,888	1,029,509
AMC Entertainment Holdings, Inc., Class A (a)	22,090	261,325
AMC Networks, Inc., Class A *	16,587	885,414
ANGI Homeservices, Inc., Class A *	22,425	310,586
Boston Omaha Corp., Class A *(a)	2,600	54,990
Cable One, Inc.	1,674	2,036,923
Cardlytics, Inc. *	5,907	167,759
Care.com, Inc. *	12,196	133,668
Cargurus, Inc. *	12,472	464,831
Security	Number of Shares	Value ($)
Cars.com, Inc. *	19,198	364,762
CBS Corp., Class A	2,103	108,262
CBS Corp., Class B — Non Voting Shares	116,156	5,983,196
Central European Media Enterprises Ltd., Class A *	43,184	202,965
Charter Communications, Inc., Class A *	57,343	22,098,845
Cinemark Holdings, Inc.	34,645	1,383,028
Clear Channel Outdoor Holdings, Inc. *	18,449	55,900
Comcast Corp., Class A	1,508,270	65,112,016
comScore, Inc. *	18,690	61,677
Daily Journal Corp. *(a)	427	105,939
DHI Group, Inc. *	17,016	62,619
Discovery, Inc., Class A *	53,351	1,617,069
Discovery, Inc., Class C *	118,429	3,344,435
DISH Network Corp., Class A *	77,758	2,632,886
Electronic Arts, Inc. *	98,601	9,120,593
Emerald Expositions Events, Inc.	7,527	80,238
Entercom Communications Corp., Class A	36,599	207,882
Entravision Communications Corp., Class A	23,831	77,689
Eventbrite, Inc., Class A *	4,210	74,475
Facebook, Inc., Class A *	800,634	155,507,142
Fluent, Inc. *	13,431	69,841
Fox Corp., Class A	117,589	4,388,421
Fox Corp., Class B *	53,914	2,005,601
Gaia, Inc. *	3,400	19,652
Gannett Co., Inc.	39,315	402,979
Global Eagle Entertainment, Inc. *	17,279	12,436
Glu Mobile, Inc. *	32,800	244,688
Gray Television, Inc. *	26,260	466,115
Hemisphere Media Group, Inc. *	4,890	60,196
IAC/InterActiveCorp *	26,045	6,226,057
John Wiley & Sons, Inc., Class A	15,690	714,052
Lee Enterprises, Inc. *	15,450	33,527
Liberty Broadband Corp., Class A *	8,502	834,811
Liberty Broadband Corp., Class C *	50,637	5,038,888
Liberty Global plc, Class A *	67,214	1,792,597
Liberty Global plc, Class C *	174,310	4,539,032
Liberty Latin America Ltd., Class A *	14,389	235,836
Liberty Latin America Ltd., Class C *	45,968	753,875
Liberty Media Corp. — Liberty Braves, Class A *	2,953	85,342
Liberty Media Corp. — Liberty Braves, Class C *	10,998	316,412
Liberty Media Corp. — Liberty Formula One, Class A *	8,605	322,515
Liberty Media Corp. — Liberty Formula One, Class C *	67,333	2,651,574
Liberty Media Corp. — Liberty SiriusXM, Class A *	28,055	1,167,930
Liberty Media Corp. — Liberty SiriusXM, Class C *	51,810	2,168,767
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	286,128
Lions Gate Entertainment Corp., Class A	19,000	245,290
Lions Gate Entertainment Corp., Class B	34,368	418,946
Live Nation Entertainment, Inc. *	46,640	3,360,878
LiveXLive Media, Inc. *(a)	8,492	25,051
Loral Space & Communications, Inc. *	3,815	140,354
Marchex, Inc., Class B *	10,570	45,980
Match Group, Inc.	17,962	1,352,359
Meredith Corp.	14,298	784,388
MSG Networks, Inc., Class A *	21,079	400,290
National CineMedia, Inc.	18,547	132,055
Netflix, Inc. *	145,788	47,088,066
New Media Investment Group, Inc.	19,939	214,743
News Corp., Class A	127,807	1,681,940
News Corp., Class B	41,136	553,691
Nexstar Media Group, Inc., Class A	15,258	1,552,807

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Omnicom Group, Inc.	72,884	5,846,754
Pinterest, Inc. *	29,303	849,494
QuinStreet, Inc. *	10,517	171,322
Reading International, Inc., Class A *	4,446	58,020
Rosetta Stone, Inc. *	5,610	128,806
Saga Communications, Inc., Class A	1,496	46,705
Scholastic Corp.	8,161	278,861
Sciplay Corp. *	8,602	89,719
Sinclair Broadcast Group, Inc., Class A	22,351	1,123,138
Sirius XM Holdings, Inc.	537,010	3,361,683
Snap, Inc., Class A *	249,641	4,193,969
Take-Two Interactive Software, Inc. *	37,787	4,629,663
TechTarget, Inc. *	9,109	209,689
TEGNA, Inc.	73,530	1,116,921
The E.W. Scripps Co., Class A	18,724	287,039
The Interpublic Group of Cos., Inc.	128,534	2,945,999
The Madison Square Garden Co., Class A *	5,804	1,683,392
The Marcus Corp.	7,772	271,942
The Meet Group, Inc. *	20,844	71,703
The New York Times Co., Class A	48,572	1,733,049
The Walt Disney Co.	581,225	83,120,987
Travelzoo *	3,496	43,980
Tribune Media Co., Class A	26,931	1,251,484
Tribune Publishing Co.	7,731	63,935
TripAdvisor, Inc. *	35,109	1,550,062
TrueCar, Inc. *	24,896	126,472
Twitter, Inc. *	242,187	10,246,932
Viacom, Inc., Class A	2,300	80,408
Viacom, Inc., Class B	117,642	3,570,435
WideOpenWest, Inc. *	13,374	101,509
World Wrestling Entertainment, Inc., Class A	14,046	1,022,268
Yelp, Inc. *	23,800	834,190
Zillow Group, Inc., Class A *	16,569	825,799
Zillow Group, Inc., Class C *	39,415	1,969,173
Zynga, Inc., Class A *	282,103	1,799,817
		760,389,002

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
AbbVie, Inc.	493,194	32,856,584
Abeona Therapeutics, Inc. *	8,452	21,891
ACADIA Pharmaceuticals, Inc. *	36,054	886,207
Accelerate Diagnostics, Inc. *(a)	10,300	192,404
Acceleron Pharma, Inc. *	16,020	699,433
AcelRx Pharmaceuticals, Inc. *(a)	28,438	74,223
Acer Therapeutics, Inc. *(a)	1,495	4,470
Achillion Pharmaceuticals, Inc. *	42,273	186,424
Aclaris Therapeutics, Inc. *	20,505	26,246
Acorda Therapeutics, Inc. *	15,538	107,678
Actinium Pharmaceuticals, Inc. *	80,219	18,675
Adamis Pharmaceuticals Corp. *(a)	16,516	18,993
ADMA Biologics, Inc. *	8,300	30,046
Adverum Biotechnologies, Inc. *	19,753	264,888
Aeglea BioTherapeutics, Inc. *	5,245	46,995
Aerie Pharmaceuticals, Inc. *	12,866	278,806
Aerpio Pharmaceuticals, Inc. *	12,835	10,204
Agenus, Inc. *	38,795	93,496
AgeX Therapeutics, Inc. *	10,645	31,190
Agilent Technologies, Inc.	105,107	7,295,477
Agios Pharmaceuticals, Inc. *	17,426	838,365
Aimmune Therapeutics, Inc. *	15,127	291,195
Akcea Therapeutics, Inc. *(a)	4,993	107,999
Akebia Therapeutics, Inc. *	35,152	147,287
Akorn, Inc. *	41,431	154,123
Albireo Pharma, Inc. *	2,099	54,343
Alder Biopharmaceuticals, Inc. *	23,744	240,289
Aldeyra Therapeutics, Inc. *	14,642	80,238
Alector, Inc. *(a)	2,705	57,130
Security	Number of Shares	Value ($)
Alexion Pharmaceuticals, Inc. *	74,337	8,421,639
Alimera Sciences, Inc. *	39,406	19,309
Alkermes plc *	51,588	1,194,778
Allakos, Inc. *	2,100	73,017
Allena Pharmaceuticals, Inc. *	6,539	26,745
Allergan plc	102,639	16,473,559
Allogene Therapeutics, Inc. *(a)	6,710	208,010
Alnylam Pharmaceuticals, Inc. *	31,363	2,433,455
AMAG Pharmaceuticals, Inc. *	9,201	76,000
Amgen, Inc.	203,678	38,002,241
Amicus Therapeutics, Inc. *	82,209	1,019,392
Amneal Pharmaceuticals, Inc. *	27,858	101,960
Amphastar Pharmaceuticals, Inc. *	14,831	298,845
Ampio Pharmaceuticals, Inc. *	73,284	28,485
AnaptysBio, Inc. *	7,720	414,641
Anavex Life Sciences Corp. *(a)	15,874	40,637
ANI Pharmaceuticals, Inc. *	2,423	204,962
Anika Therapeutics, Inc. *	4,606	253,745
Anixa Biosciences, Inc. *	9,149	42,909
Apellis Pharmaceuticals, Inc. *	13,300	371,469
Aptinyx, Inc. *	1,900	7,068
Aquinox Pharmaceuticals, Inc. *	16,825	44,923
Arcus Biosciences, Inc. *	3,846	30,422
Ardelyx, Inc. *	12,366	29,802
Arena Pharmaceuticals, Inc. *	17,164	1,075,840
ArQule, Inc. *	34,889	352,030
Arrowhead Pharmaceuticals, Inc. *	31,590	918,005
Arvinas Holding Co. LLC *	2,500	66,700
Assembly Biosciences, Inc. *	7,557	94,462
Assertio Therapeutics, Inc. *	18,832	64,594
Atara Biotherapeutics, Inc. *	14,848	211,881
Athenex, Inc. *	20,389	367,002
Athersys, Inc. *	44,000	61,160
Audentes Therapeutics, Inc. *	11,282	439,095
Avantor, Inc. *	74,275	1,306,497
AVEO Pharmaceuticals, Inc. *	28,629	17,773
Avid Bioservices, Inc. *	24,181	156,693
Avrobio, Inc. *	7,131	151,320
Axsome Therapeutics, Inc. *	6,000	153,000
Bio-Rad Laboratories, Inc., Class A *	6,532	2,056,927
Bio-Techne Corp.	12,695	2,667,854
BioCryst Pharmaceuticals, Inc. *	38,239	121,218
BioDelivery Sciences International, Inc. *	16,652	61,779
Biogen, Inc. *	64,406	15,317,035
Biohaven Pharmaceutical Holding Co., Ltd. *	14,436	621,325
BioMarin Pharmaceutical, Inc. *	59,540	4,722,713
BioSpecifics Technologies Corp. *	1,514	87,963
Bluebird Bio, Inc. *	18,112	2,376,838
Blueprint Medicines Corp. *	16,608	1,663,291
BrainStorm Cell Therapeutics, Inc. *(a)	11,287	45,261
Bristol-Myers Squibb Co.	546,200	24,256,742
Bruker Corp.	32,654	1,562,494
Calithera Biosciences, Inc. *	9,145	38,775
Calyxt, Inc. *	2,501	23,234
Cambrex Corp. *	11,666	510,971
Cara Therapeutics, Inc. *	9,818	235,043
CareDx, Inc. *	12,115	397,009
CASI Pharmaceuticals, Inc. *	30,496	95,148
Catabasis Pharmaceuticals, Inc. *	8,304	58,792
Catalent, Inc. *	47,914	2,706,662
Catalyst Biosciences, Inc. *	5,715	46,806
Catalyst Pharmaceuticals, Inc. *	28,204	140,738
CEL-SCI Corp. *(a)	15,653	114,110
Celcuity, Inc. *	2,500	56,900
Celgene Corp. *	235,321	21,616,587
Celldex Therapeutics, Inc. *	8,808	19,201
Cellular Biomedicine Group, Inc. *	2,900	39,991
Cerecor, Inc. *	8,153	32,857

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	16,773	2,256,639
ChemoCentryx, Inc. *	11,922	95,138
Chiasma, Inc. *	7,614	41,801
Chimerix, Inc. *	15,000	54,000
ChromaDex Corp. *(a)	12,690	58,755
Clovis Oncology, Inc. *	17,986	189,752
Codexis, Inc. *	17,581	322,963
Cohbar, Inc. *	14,681	24,224
Coherus Biosciences, Inc. *	19,857	333,995
Collegium Pharmaceutical, Inc. *	8,383	91,962
Concert Pharmaceuticals, Inc. *	4,499	45,260
ContraFect Corp. *	39,150	17,469
Corbus Pharmaceuticals Holdings, Inc. *(a)	13,863	83,178
Corcept Therapeutics, Inc. *	35,050	394,663
CorMedix, Inc. *(a)	5,920	57,365
Cortexyme, Inc. *(a)	3,089	109,351
Crinetics Pharmaceuticals, Inc. *	1,700	34,476
Cue Biopharma, Inc. *	6,911	57,430
Cyclerion Therapeutics, Inc. *	5,131	47,667
Cymabay Therapeutics, Inc. *	20,365	125,856
Cytokinetics, Inc. *	22,346	272,398
CytomX Therapeutics, Inc. *	15,748	162,362
Deciphera Pharmaceuticals, Inc. *	5,000	110,500
Denali Therapeutics, Inc. *	23,955	511,439
Dermira, Inc. *	16,451	144,933
Dicerna Pharmaceuticals, Inc. *	18,700	254,881
Dova Pharmaceuticals, Inc. *(a)	3,704	59,227
Durect Corp. *	41,585	43,248
Dynavax Technologies Corp. *(a)	27,027	74,595
Eagle Pharmaceuticals, Inc. *	4,489	246,267
Editas Medicine, Inc. *	12,965	327,366
Eidos Therapeutics, Inc. *(a)	2,511	81,808
Eiger BioPharmaceuticals, Inc. *	4,600	50,922
Elanco Animal Health, Inc. *	124,449	4,101,839
Eli Lilly & Co.	288,321	31,412,573
Eloxx Pharmaceuticals, Inc. *	6,055	49,409
Emergent BioSolutions, Inc. *	14,639	646,165
Enanta Pharmaceuticals, Inc. *	5,853	439,092
Endo International plc *	64,200	203,514
Enochian Biosciences, Inc. *(a)	7,176	35,091
Epizyme, Inc. *	24,693	327,429
Esperion Therapeutics, Inc. *	8,439	334,944
Evofem Biosciences, Inc. *(a)	15,080	73,289
Evolus, Inc. *(a)	3,116	55,309
Exact Sciences Corp. *	43,026	4,952,723
Exelixis, Inc. *	102,669	2,183,770
EyePoint Pharmaceuticals, Inc. *	14,600	20,294
Fate Therapeutics, Inc. *	21,600	476,280
FibroGen, Inc. *	26,724	1,262,976
Five Prime Therapeutics, Inc. *	14,036	71,724
Flexion Therapeutics, Inc. *	11,400	114,456
Fluidigm Corp. *	20,340	238,995
Forty Seven, Inc. *	3,550	31,595
G1 Therapeutics, Inc. *	7,400	183,594
Galectin Therapeutics, Inc. *(a)	8,013	29,648
Genomic Health, Inc. *	7,854	573,106
Geron Corp. *(a)	62,177	74,612
Gilead Sciences, Inc.	424,983	27,844,886
Global Blood Therapeutics, Inc. *	19,895	1,090,246
GlycoMimetics, Inc. *	11,422	105,425
Gossamer Bio, Inc. *	4,676	92,819
Gritstone Oncology, Inc. *	3,670	38,535
Halozyme Therapeutics, Inc. *	47,977	815,129
Harpoon Therapeutics, Inc. *	3,414	50,834
Harrow Health, Inc. *	6,848	53,072
Harvard Bioscience, Inc. *	7,316	18,144
Heron Therapeutics, Inc. *	24,691	430,611
Homology Medicines, Inc. *	10,003	177,853
Security	Number of Shares	Value ($)
Horizon Therapeutics plc *	61,160	1,522,272
Idera Pharmaceuticals, Inc. *	6,495	17,536
Illumina, Inc. *	49,108	14,701,953
ImmunoGen, Inc. *	46,115	103,759
Immunomedics, Inc. *	55,414	817,356
Incyte Corp. *	59,056	5,015,036
Infinity Pharmaceuticals, Inc. *	29,948	44,024
Innoviva, Inc. *	25,683	305,114
Inovio Pharmaceuticals, Inc. *(a)	24,594	67,879
Insmed, Inc. *	30,518	669,870
Intellia Therapeutics, Inc. *	9,131	165,271
Intercept Pharmaceuticals, Inc. *	8,482	533,094
Intersect ENT, Inc. *	10,273	203,097
Intra-Cellular Therapies, Inc. *	15,000	125,250
Intrexon Corp. *(a)	19,807	158,258
Invitae Corp. *	27,863	749,236
Ionis Pharmaceuticals, Inc. *	46,276	3,047,737
Iovance Biotherapeutics, Inc. *	41,432	1,018,813
IQVIA Holdings, Inc. *	52,576	8,368,522
Ironwood Pharmaceuticals, Inc. *	51,313	545,457
IVERIC bio, Inc. *	29,361	34,940
Jazz Pharmaceuticals plc *	18,646	2,598,879
Johnson & Johnson	884,419	115,169,042
Jounce Therapeutics, Inc. *	8,460	40,523
Kadmon Holdings, Inc. *	44,130	115,621
Kala Pharmaceuticals, Inc. *	6,000	35,280
KalVista Pharmaceuticals, Inc. *	3,000	49,770
Karyopharm Therapeutics, Inc. *	14,263	125,657
Kezar Life Sciences, Inc. *	2,720	15,314
Kindred Biosciences, Inc. *	9,941	67,798
Kiniksa Pharmaceuticals Ltd., Class A *	7,000	82,600
Kodiak Sciences, Inc. *	45	554
Krystal Biotech, Inc. *	4,398	211,148
Kura Oncology, Inc. *	10,835	207,165
La Jolla Pharmaceutical Co. *	9,862	82,446
Lannett Co., Inc. *(a)	8,800	62,216
Lexicon Pharmaceuticals, Inc. *	18,214	24,589
Ligand Pharmaceuticals, Inc. *	6,860	627,759
Liquidia Technologies, Inc. *	2,763	20,198
LogicBio Therapeutics, Inc. *	4,315	53,937
Luminex Corp.	12,900	280,317
MacroGenics, Inc. *	13,343	192,006
Madrigal Pharmaceuticals, Inc. *	2,520	219,971
Magenta Therapeutics, Inc. *	2,680	36,207
Mallinckrodt plc *	25,602	174,350
MannKind Corp. *(a)	76,925	86,156
Marinus Pharmaceuticals, Inc. *	22,321	24,553
Marker Therapeutics, Inc. *(a)	8,200	37,802
Matinas BioPharma Holdings, Inc. *	35,096	28,466
MediciNova, Inc. *	10,435	99,550
Medpace Holdings, Inc. *	8,500	669,460
MEI Pharma, Inc. *	15,228	25,888
Merck & Co., Inc.	857,761	71,185,585
Merrimack Pharmaceuticals, Inc. *	7,188	44,134
Mersana Therapeutics, Inc. *	10,350	36,225
Mettler-Toledo International, Inc. *	8,304	6,284,052
Minerva Neurosciences, Inc. *	8,467	56,221
Mirati Therapeutics, Inc. *	10,935	1,156,923
Molecular Templates, Inc. *	8,381	55,063
Momenta Pharmaceuticals, Inc. *	32,005	361,656
Mustang Bio, Inc. *	12,479	38,061
Mylan N.V. *	171,322	3,580,630
MyoKardia, Inc. *	12,009	653,650
Myriad Genetics, Inc. *	24,574	716,086
NanoString Technologies, Inc. *	11,523	378,646
Natera, Inc. *	20,558	566,990
Nektar Therapeutics *	58,495	1,664,768
NeoGenomics, Inc. *	35,075	854,778
Neos Therapeutics, Inc. *	21,090	26,573

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Neurocrine Biosciences, Inc. *	30,951	2,983,367
Ocular Therapeutix, Inc. *(a)	21,913	101,895
Odonate Therapeutics, Inc. *	4,197	171,028
Omeros Corp. *(a)	14,156	219,560
Oncocyte Corp. *	13,252	23,456
OPKO Health, Inc. *	126,764	267,472
Organogenesis Holdings, Inc. *(a)	6,071	30,112
Organovo Holdings, Inc. *	33,744	13,946
Otonomy, Inc. *	17,686	50,228
Pacific Biosciences of California, Inc. *	47,700	257,580
Pacira BioSciences, Inc. *	13,130	576,276
Palatin Technologies, Inc. *(a)	56,900	51,751
PDL BioPharma, Inc. *	61,807	178,004
PerkinElmer, Inc.	36,957	3,182,737
Perrigo Co., plc	41,607	2,247,194
Pfenex, Inc. *	8,600	50,568
Pfizer, Inc.	1,850,638	71,878,780
PhaseBio Pharmaceuticals, Inc. *	8,241	64,362
Phibro Animal Health Corp., Class A	6,184	192,508
PolarityTE, Inc. *(a)	4,800	22,848
Portola Pharmaceuticals, Inc. *	22,854	609,745
PRA Health Sciences, Inc. *	19,303	1,928,563
Prestige Consumer Healthcare, Inc. *	18,865	652,729
Principia Biopharma, Inc. *	3,720	138,161
Progenics Pharmaceuticals, Inc. *	22,368	120,340
Protagonist Therapeutics, Inc. *	4,920	54,218
Proteostasis Therapeutics, Inc. *	7,700	6,339
Prothena Corp. plc *	14,018	131,208
Provention Bio, Inc. *(a)	8,170	86,275
PTC Therapeutics, Inc. *	17,765	855,740
Puma Biotechnology, Inc. *	12,061	116,389
Quanterix Corp. *	2,695	83,491
Ra Pharmaceuticals, Inc. *	10,340	351,974
Radius Health, Inc. *	14,153	303,723
Reata Pharmaceuticals, Inc., Class A *	5,354	485,340
Recro Pharma, Inc. *	5,876	56,410
Regeneron Pharmaceuticals, Inc. *	26,201	7,985,017
REGENXBIO, Inc. *	10,013	444,677
Repligen Corp. *	13,429	1,267,563
Replimune Group, Inc. *	3,655	45,395
resTORbio, Inc. *	5,465	59,459
Retrophin, Inc. *	17,035	337,123
Revance Therapeutics, Inc. *	17,210	216,502
Rhythm Pharmaceuticals, Inc. *	7,427	142,970
Rigel Pharmaceuticals, Inc. *	48,200	109,896
Rocket Pharmaceuticals, Inc. *	10,739	130,801
Rubius Therapeutics, Inc. *	3,100	41,230
Sage Therapeutics, Inc. *	16,880	2,706,539
Sangamo Therapeutics, Inc. *	39,121	469,843
Sarepta Therapeutics, Inc. *	23,079	3,435,309
Savara, Inc. *	8,700	22,098
Scholar Rock Holding Corp. *	7,746	95,198
SCYNEXIS, Inc. *	36,822	41,241
Seattle Genetics, Inc. *	36,368	2,753,421
Selecta Biosciences, Inc. *	19,532	35,158
Sesen Bio, Inc. *(a)	11,000	13,530
Sienna Biopharmaceuticals, Inc. *	17,969	14,194
SIGA Technologies, Inc. *	12,274	68,734
Sorrento Therapeutics, Inc. *(a)	31,000	83,390
Spark Therapeutics, Inc. *	10,493	1,049,510
Spectrum Pharmaceuticals, Inc. *	35,369	268,097
Spero Therapeutics, Inc. *	3,823	39,721
Spring Bank Pharmaceuticals, Inc. *	3,900	18,486
Stemline Therapeutics, Inc. *	10,705	142,055
Supernus Pharmaceuticals, Inc. *	16,821	561,317
Syndax Pharmaceuticals, Inc. *	8,335	80,016
Syneos Health, Inc. *	19,695	1,006,218
Synlogic, Inc. *	4,700	26,367
Synthorx, Inc. *	3,342	55,143
Security	Number of Shares	Value ($)
Syros Pharmaceuticals, Inc. *	17,410	130,227
T2 Biosystems, Inc. *(a)	9,688	5,716
Teligent, Inc. *	12,899	8,384
TG Therapeutics, Inc. *	20,100	150,549
The Medicines Co. *	23,157	829,947
TherapeuticsMD, Inc. *(a)	66,164	142,253
Theravance Biopharma, Inc. *	13,214	275,512
Thermo Fisher Scientific, Inc.	133,147	36,972,259
Tocagen, Inc. *	5,300	28,196
Translate Bio, Inc. *	12,674	101,645
Trevena, Inc. *(a)	31,860	30,267
Tricida, Inc. *	9,420	297,295
Turning Point Therapeutics, Inc. *	3,792	151,073
Twist Bioscience Corp. *	7,295	245,987
Tyme Technologies, Inc. *(a)	21,100	23,210
Ultragenyx Pharmaceutical, Inc. *	18,883	1,137,890
United Therapeutics Corp. *	14,277	1,131,309
Urovant Sciences Ltd. *	3,443	29,713
Vanda Pharmaceuticals, Inc. *	15,429	192,091
VBI Vaccines, Inc. *(a)	26,272	19,228
Veracyte, Inc. *	12,110	343,561
Vericel Corp. *	16,052	306,914
Vertex Pharmaceuticals, Inc. *	85,263	14,206,521
Viking Therapeutics, Inc. *(a)	13,300	102,277
Voyager Therapeutics, Inc. *	7,809	171,876
Waters Corp. *	23,169	4,878,465
WaVe Life Sciences Ltd. *	6,065	129,852
X4 Pharmaceuticals, Inc. *	6,559	78,052
XBiotech, Inc. *(a)	6,000	42,240
Xencor, Inc. *	16,064	707,137
Xeris Pharmaceuticals, Inc. *	12,101	141,582
XOMA Corp. *	3,029	55,310
Y-mAbs Therapeutics, Inc. *	3,055	68,340
ZIOPHARM Oncology, Inc. *(a)	53,154	368,889
Zoetis, Inc.	159,039	18,271,991
Zogenix, Inc. *	15,460	744,708
Zynerba Pharmaceuticals, Inc. *(a)	9,398	99,525
		729,725,762

Real Estate 4.0%
Acadia Realty Trust	30,302	850,577
Agree Realty Corp.	12,466	833,352
Alexander & Baldwin, Inc.	25,298	594,756
Alexander’s, Inc.	1,421	532,164
Alexandria Real Estate Equities, Inc.	37,887	5,545,141
Altisource Portfolio Solutions S.A. *	3,227	67,767
American Assets Trust, Inc.	15,636	725,510
American Campus Communities, Inc.	45,286	2,117,120
American Finance Trust, Inc. (a)	23,377	273,745
American Homes 4 Rent, Class A	88,467	2,141,786
American Tower Corp.	146,810	31,067,932
Americold Realty Trust	63,966	2,144,780
Apartment Investment & Management Co., Class A	49,579	2,456,144
Apple Hospitality REIT, Inc.	68,202	1,071,453
Armada Hoffler Properties, Inc.	21,716	367,652
Ashford Hospitality Trust, Inc.	26,337	71,373
AvalonBay Communities, Inc.	46,321	9,671,362
Bluerock Residential Growth REIT, Inc.	7,000	82,530
Boston Properties, Inc.	50,942	6,772,739
Braemar Hotels & Resorts, Inc.	9,906	90,343
Brandywine Realty Trust	56,616	835,086
Brixmor Property Group, Inc.	99,589	1,890,199
BRT Apartments Corp.	3,343	46,668
Camden Property Trust	31,942	3,312,705
CareTrust REIT, Inc.	33,592	780,342
CatchMark Timber Trust, Inc., Class A	18,210	185,014
CBL & Associates Properties, Inc. (a)	72,502	76,127

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CBRE Group, Inc., Class A *	103,149	5,467,928
Cedar Realty Trust, Inc.	24,073	66,923
Chatham Lodging Trust	15,396	274,973
Chesapeake Lodging Trust	19,305	530,308
City Office REIT, Inc.	14,341	177,542
Clipper Realty, Inc.	4,400	50,820
Colony Capital, Inc.	172,207	972,970
Columbia Property Trust, Inc.	41,944	919,832
Community Healthcare Trust, Inc.	5,328	218,928
Consolidated-Tomoka Land Co.	2,000	125,440
CoreCivic, Inc.	39,234	665,801
CorEnergy Infrastructure Trust, Inc.	3,676	148,768
CorePoint Lodging, Inc.	11,164	130,954
CoreSite Realty Corp.	11,971	1,254,680
Corporate Office Properties Trust	35,495	991,020
Cousins Properties, Inc.	49,980	1,758,296
Crown Castle International Corp.	138,289	18,428,392
CubeSmart	63,765	2,164,822
CyrusOne, Inc.	38,738	2,223,561
DiamondRock Hospitality Co.	64,994	654,490
Digital Realty Trust, Inc.	69,772	7,979,126
Douglas Emmett, Inc.	52,539	2,144,642
Duke Realty Corp.	120,260	4,008,266
Easterly Government Properties, Inc.	20,310	383,250
EastGroup Properties, Inc.	11,588	1,396,122
Empire State Realty Trust, Inc., Class A	44,686	626,051
EPR Properties	24,282	1,807,309
Equinix, Inc.	28,058	14,087,922
Equity Commonwealth	40,393	1,356,397
Equity LifeStyle Properties, Inc.	29,532	3,669,351
Equity Residential	123,059	9,708,124
Essential Properties Realty Trust, Inc.	15,481	326,959
Essex Property Trust, Inc.	21,950	6,633,729
eXp World Holdings, Inc. *(a)	10,600	112,042
Extra Space Storage, Inc.	42,224	4,745,555
Farmland Partners, Inc.	14,823	91,161
Federal Realty Investment Trust	24,623	3,250,482
First Industrial Realty Trust, Inc.	41,020	1,566,554
Forestar Group, Inc. *	2,213	45,721
Four Corners Property Trust, Inc.	23,222	625,601
Franklin Street Properties Corp.	34,230	275,894
Front Yard Residential Corp.	16,297	195,727
FRP Holdings, Inc. *	2,400	118,992
Gaming & Leisure Properties, Inc.	67,482	2,544,746
Getty Realty Corp.	10,767	322,795
Gladstone Commercial Corp.	10,000	212,600
Gladstone Land Corp.	4,200	48,258
Global Medical REIT, Inc.	6,100	63,013
Global Net Lease, Inc.	25,740	502,445
Griffin Industrial Realty, Inc.	1,332	51,762
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,350	613,507
HCP, Inc.	159,036	5,078,019
Healthcare Realty Trust, Inc.	44,672	1,428,611
Healthcare Trust of America, Inc., Class A	66,598	1,793,484
Hersha Hospitality Trust	12,806	200,030
Highwoods Properties, Inc.	34,596	1,568,237
Hospitality Properties Trust	55,854	1,380,152
Host Hotels & Resorts, Inc.	244,731	4,255,872
Hudson Pacific Properties, Inc.	50,327	1,776,543
Independence Realty Trust, Inc.	36,887	455,554
Industrial Logistics Properties Trust	24,598	525,905
Innovative Industrial Properties, Inc. (a)	3,735	394,677
Investors Real Estate Trust	3,746	238,807
Invitation Homes, Inc.	139,938	3,844,097
Iron Mountain, Inc.	95,196	2,799,714
iStar, Inc.	19,869	262,271
JBG SMITH Properties	39,120	1,530,766
Jernigan Capital, Inc.	8,486	168,362
Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	16,913	2,464,055
Kennedy-Wilson Holdings, Inc.	41,765	898,783
Kilroy Realty Corp.	34,330	2,727,862
Kimco Realty Corp.	137,356	2,638,609
Kite Realty Group Trust	25,983	413,390
Lamar Advertising Co., Class A	28,722	2,324,184
Lexington Realty Trust	66,531	656,661
Liberty Property Trust	49,130	2,569,499
Life Storage, Inc.	15,690	1,529,618
LTC Properties, Inc.	12,155	560,224
Mack-Cali Realty Corp.	32,057	762,315
Marcus & Millichap, Inc. *	5,570	184,924
Maui Land & Pineapple Co., Inc. *	3,129	35,452
Medical Properties Trust, Inc.	146,414	2,562,245
Mid-America Apartment Communities, Inc.	37,681	4,440,329
Monmouth Real Estate Investment Corp.	32,076	442,328
National Health Investors, Inc.	13,800	1,095,444
National Retail Properties, Inc.	54,520	2,848,125
National Storage Affiliates Trust	19,731	597,652
New Century Financial Corp. *(b)	3,600	—
New Senior Investment Group, Inc.	31,775	226,556
Newmark Group, Inc., Class A	51,828	511,024
NexPoint Residential Trust, Inc.	6,659	287,402
NorthStar Realty Europe Corp.	15,816	268,872
Office Properties Income Trust	15,045	423,818
Omega Healthcare Investors, Inc.	70,854	2,572,000
One Liberty Properties, Inc.	6,071	173,995
Outfront Media, Inc.	45,613	1,239,761
Paramount Group, Inc.	68,880	952,610
Park Hotels & Resorts, Inc.	67,895	1,793,107
Pebblebrook Hotel Trust	43,324	1,212,639
Pennsylvania Real Estate Investment Trust (a)	18,917	113,124
Physicians Realty Trust	61,530	1,058,931
Piedmont Office Realty Trust, Inc., Class A	45,430	945,398
Plymouth Industrial REIT, Inc.	2,889	53,678
PotlatchDeltic Corp.	24,056	885,742
Preferred Apartment Communities, Inc., Class A	15,145	219,451
Prologis, Inc.	209,539	16,890,939
PS Business Parks, Inc.	6,633	1,160,775
Public Storage	49,883	12,109,597
QTS Realty Trust, Inc., Class A	17,617	815,315
Rafael Holdings, Inc., Class B *	3,200	66,240
Rayonier, Inc.	44,038	1,278,863
RE/MAX Holdings, Inc., Class A	6,136	178,435
Realogy Holdings Corp.	39,454	205,555
Realty Income Corp.	104,583	7,238,189
Redfin Corp. *	23,950	432,058
Regency Centers Corp.	56,115	3,742,870
Retail Opportunity Investments Corp.	40,733	738,897
Retail Properties of America, Inc., Class A	70,408	856,161
Retail Value, Inc.	4,749	178,752
Rexford Industrial Realty, Inc.	34,831	1,442,003
RLJ Lodging Trust	59,027	1,019,987
RPT Realty	32,510	398,247
Ryman Hospitality Properties, Inc.	17,318	1,298,850
Sabra Health Care REIT, Inc.	62,473	1,289,443
Safehold, Inc.	2,548	83,753
Saul Centers, Inc.	4,700	257,513
SBA Communications Corp. *	37,794	9,275,026
Senior Housing Properties Trust	84,248	690,834
Seritage Growth Properties, Class A	8,780	366,741
Simon Property Group, Inc.	103,033	16,711,953
SITE Centers Corp.	46,256	659,148
SL Green Realty Corp.	28,221	2,288,159
Sotherly Hotels, Inc.	6,858	48,692
Spirit MTA REIT	16,032	134,829
Spirit Realty Capital, Inc.	29,164	1,286,716

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
STAG Industrial, Inc.	40,540	1,204,849
STORE Capital Corp.	65,496	2,240,618
Stratus Properties, Inc. *	3,398	95,892
Summit Hotel Properties, Inc.	33,342	370,430
Sun Communities, Inc.	29,722	3,947,379
Sunstone Hotel Investors, Inc.	72,757	961,120
Tanger Factory Outlet Centers, Inc. (a)	34,601	549,464
Taubman Centers, Inc.	21,237	860,523
Tejon Ranch Co. *	8,332	154,392
Terreno Realty Corp.	22,206	1,084,985
The GEO Group, Inc.	39,008	694,732
The Howard Hughes Corp. *	13,551	1,829,385
The Macerich Co.	35,093	1,159,824
The RMR Group, Inc., Class A	5,078	250,041
The St. Joe Co. *	18,800	361,712
Transcontinental Realty Investors, Inc. *	1,319	33,410
Trinity Place Holdings, Inc. *	12,207	51,269
UDR, Inc.	93,201	4,292,838
UMH Properties, Inc.	10,800	142,020
Uniti Group, Inc.	58,401	491,736
Universal Health Realty Income Trust	4,004	369,009
Urban Edge Properties	44,072	737,325
Urstadt Biddle Properties, Inc., Class A	9,781	211,172
Ventas, Inc.	123,255	8,293,829
VEREIT, Inc.	327,348	2,985,414
VICI Properties, Inc.	136,709	2,917,370
Vornado Realty Trust	58,077	3,735,513
Washington Prime Group, Inc. (a)	74,197	269,335
Washington Real Estate Investment Trust	29,116	784,676
Weingarten Realty Investors	39,698	1,107,971
Welltower, Inc.	134,596	11,187,619
Weyerhaeuser Co.	247,439	6,287,425
Whitestone REIT	10,368	132,192
WP Carey, Inc.	56,816	4,916,857
Xenia Hotels & Resorts, Inc.	39,629	849,249
		400,441,941

Retailing 5.9%
1-800-Flowers.com, Inc., Class A *	7,004	137,138
Aaron’s, Inc.	22,333	1,408,096
Abercrombie & Fitch Co., Class A	21,254	402,338
Advance Auto Parts, Inc.	24,262	3,654,828
Amazon.com, Inc. *	137,789	257,221,749
America’s Car-Mart, Inc. *	2,683	241,899
American Eagle Outfitters, Inc.	53,009	937,729
Asbury Automotive Group, Inc. *	6,190	569,975
Ascena Retail Group, Inc. *	50,000	22,210
At Home Group, Inc. *	9,100	54,509
AutoNation, Inc. *	20,397	992,926
AutoZone, Inc. *	8,143	9,144,915
Barnes & Noble, Inc.	16,068	104,763
Bed Bath & Beyond, Inc. (a)	44,734	434,367
Best Buy Co., Inc.	77,148	5,904,136
Big 5 Sporting Goods Corp. (a)	12,274	26,144
Big Lots, Inc.	12,897	330,163
Blue Apron Holdings, Inc. *(a)	3,119	27,385
Booking Holdings, Inc. *	14,450	27,261,514
Boot Barn Holdings, Inc. *	8,400	262,836
Build-A-Bear Workshop, Inc. *	8,460	36,124
Burlington Stores, Inc. *	21,926	3,963,125
Caleres, Inc.	13,090	245,830
Camping World Holdings, Inc., Class A (a)	12,348	144,842
CarMax, Inc. *	55,280	4,851,373
Carvana Co. *	12,309	782,360
Chico’s FAS, Inc.	43,544	138,905
Citi Trends, Inc.	3,906	59,957
Conn’s, Inc. *	7,143	148,574
Core-Mark Holding Co., Inc.	15,301	572,716
Security	Number of Shares	Value ($)
Designer Brands, Inc.	21,162	388,958
Destination XL Group, Inc. *	18,114	31,881
Dick’s Sporting Goods, Inc.	23,982	891,411
Dillard’s, Inc., Class A (a)	6,379	464,264
Dollar General Corp.	85,966	11,521,163
Dollar Tree, Inc. *	78,904	8,028,482
Duluth Holdings, Inc., Class B *	2,900	35,235
eBay, Inc.	271,578	11,186,298
Etsy, Inc. *	39,777	2,665,855
Expedia Group, Inc.	46,301	6,145,995
Express, Inc. *	20,816	51,416
Five Below, Inc. *	18,549	2,178,766
Floor & Decor Holdings, Inc., Class A *	19,367	758,218
Foot Locker, Inc.	37,189	1,526,980
Fred’s, Inc., Class A *	15,075	5,129
Funko, Inc., Class A *	7,067	176,746
GameStop Corp., Class A	31,567	126,899
Genesco, Inc. *	5,704	224,624
Genuine Parts Co.	48,219	4,683,029
Group 1 Automotive, Inc.	5,612	471,184
Groupon, Inc. *	143,303	451,404
GrubHub, Inc. *	30,435	2,058,319
Guess?, Inc.	20,380	343,403
Haverty Furniture Cos., Inc.	5,712	103,444
Hibbett Sports, Inc. *	5,715	105,156
J. Jill, Inc. (a)	6,408	13,713
J.C. Penney Co., Inc. *	104,289	82,962
Kirkland’s, Inc. *	5,229	8,942
Kohl’s Corp.	54,726	2,947,542
L Brands, Inc.	78,262	2,030,899
Lands’ End, Inc. *	5,100	55,590
Liquidity Services, Inc. *	10,485	68,362
Lithia Motors, Inc., Class A	7,756	1,022,861
LKQ Corp. *	105,016	2,828,081
Lowe’s Cos., Inc.	261,552	26,521,373
Lumber Liquidators Holdings, Inc. *	7,615	66,784
Macy’s, Inc.	103,028	2,341,826
MarineMax, Inc. *	6,661	102,846
Monro, Inc.	11,231	945,763
Murphy USA, Inc. *	10,535	930,873
National Vision Holdings, Inc. *	21,179	669,045
Nordstrom, Inc.	34,543	1,143,719
O'Reilly Automotive, Inc. *	25,978	9,891,383
Office Depot, Inc.	162,879	332,273
Ollie’s Bargain Outlet Holdings, Inc. *	17,761	1,504,179
Overstock.com, Inc. *(a)	11,102	250,017
Party City Holdco, Inc. *	16,146	103,011
Penske Automotive Group, Inc.	12,486	573,981
PetMed Express, Inc. (a)	5,544	96,299
Pier 1 Imports, Inc. *(a)	1,811	6,972
Pool Corp.	13,046	2,470,521
Quotient Technology, Inc. *	23,785	250,218
Qurate Retail, Inc. *	133,197	1,883,406
Remark Holdings, Inc. *	20,894	18,844
Rent-A-Center, Inc. *	14,742	398,476
RH *	5,262	733,523
Ross Stores, Inc.	123,047	13,046,673
RTW RetailWinds, Inc. *	15,491	33,770
Sally Beauty Holdings, Inc. *	38,688	531,573
Shoe Carnival, Inc. (a)	4,036	102,434
Shutterfly, Inc. *	11,028	559,009
Shutterstock, Inc.	6,548	251,247
Signet Jewelers Ltd.	17,080	309,831
Sleep Number Corp. *	10,441	513,384
Sonic Automotive, Inc., Class A	7,037	194,010
Sportsman’s Warehouse Holdings, Inc. *	10,300	46,247
Stamps.com, Inc. *	5,751	274,610
Stitch Fix, Inc., Class A *	7,900	206,032
Tailored Brands, Inc. (a)	15,557	75,763

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Target Corp.	170,863	14,762,563
The Buckle, Inc.	7,969	162,169
The Cato Corp., Class A	7,100	102,027
The Children’s Place, Inc.	5,680	554,766
The Container Store Group, Inc. *	6,755	41,273
The Gap, Inc.	70,685	1,378,358
The Home Depot, Inc.	366,522	78,322,086
The Michaels Cos., Inc. *	33,965	233,340
The Rubicon Project, Inc. *	13,000	98,930
The TJX Cos., Inc.	404,734	22,082,287
Tiffany & Co.	36,167	3,396,805
Tile Shop Holdings, Inc.	13,900	36,001
Tilly’s, Inc., Class A	8,425	69,001
Tractor Supply Co.	40,440	4,400,276
Tuesday Morning Corp. *	19,035	31,217
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,474	6,452,044
Urban Outfitters, Inc. *	22,644	539,154
Waitr Holdings, Inc. *(a)	19,879	91,245
Wayfair, Inc., Class A *	21,468	2,815,743
Weyco Group, Inc.	3,066	84,376
Williams-Sonoma, Inc.	25,689	1,712,943
Winmark Corp.	768	129,800
Zumiez, Inc. *	5,244	129,894
		588,772,850

Semiconductors & Semiconductor Equipment 3.7%
ACM Research, Inc., Class A *	3,856	67,210
Adesto Technologies Corp. *	7,400	63,048
Advanced Energy Industries, Inc. *	12,244	715,050
Advanced Micro Devices, Inc. *	295,992	9,012,956
Alpha & Omega Semiconductor Ltd. *	6,543	66,411
Amkor Technology, Inc. *	44,787	413,384
Analog Devices, Inc.	123,089	14,458,034
Applied Materials, Inc.	311,134	15,360,686
Aquantia Corp. *	8,500	111,605
Axcelis Technologies, Inc. *	11,082	177,866
AXT, Inc. *	23,470	100,217
Broadcom, Inc.	131,927	38,257,511
Brooks Automation, Inc.	23,744	921,267
Cabot Microelectronics Corp.	10,485	1,275,500
CEVA, Inc. *	6,184	171,792
Cirrus Logic, Inc. *	20,721	1,016,365
Cohu, Inc.	12,667	192,032
Cree, Inc. *	35,436	2,203,411
CyberOptics Corp. *	2,095	28,178
Cypress Semiconductor Corp.	121,601	2,793,175
Diodes, Inc. *	12,571	535,525
DSP Group, Inc. *	6,300	101,556
Enphase Energy, Inc. *	25,967	730,971
Entegris, Inc.	44,467	1,934,759
Everspin Technologies, Inc. *	5,399	36,551
First Solar, Inc. *	25,270	1,629,662
FormFactor, Inc. *	22,390	375,704
GSI Technology, Inc. *	8,500	69,870
Ichor Holdings Ltd. *	8,793	221,672
Impinj, Inc. *	5,438	196,856
Inphi Corp. *	15,346	923,983
Intel Corp.	1,491,172	75,378,745
inTEST Corp. *	6,301	28,544
KLA Corp.	53,653	7,313,977
Kopin Corp. *	19,600	22,736
Kulicke & Soffa Industries, Inc.	20,470	463,236
Lam Research Corp.	49,794	10,387,526
Lattice Semiconductor Corp. *	43,433	839,994
MACOM Technology Solutions Holdings, Inc. *	13,284	260,632
Marvell Technology Group Ltd.	200,667	5,269,515
Maxim Integrated Products, Inc.	90,591	5,362,081
Security	Number of Shares	Value ($)
MaxLinear, Inc. *	20,732	455,689
Microchip Technology, Inc.	80,200	7,572,486
Micron Technology, Inc. *	369,308	16,578,236
MKS Instruments, Inc.	18,138	1,544,088
Monolithic Power Systems, Inc.	13,091	1,939,563
Nanometrics, Inc. *	7,752	243,258
NeoPhotonics Corp. *	7,437	34,136
NVE Corp.	1,664	111,854
NVIDIA Corp.	203,106	34,268,044
ON Semiconductor Corp. *	136,526	2,936,674
PDF Solutions, Inc. *	9,699	129,482
Photronics, Inc. *	29,300	282,159
Pixelworks, Inc. *	8,973	27,457
Power Integrations, Inc.	10,590	964,431
Qorvo, Inc. *	39,266	2,877,805
QUALCOMM, Inc.	405,097	29,636,897
QuickLogic Corp. *	61,286	32,371
Rambus, Inc. *	34,897	434,817
Rudolph Technologies, Inc. *	9,279	249,791
Semtech Corp. *	22,349	1,181,592
Silicon Laboratories, Inc. *	14,888	1,670,582
Skyworks Solutions, Inc.	57,501	4,903,685
SMART Global Holdings, Inc. *	3,678	111,958
SolarEdge Technologies, Inc. *	15,328	999,845
SunPower Corp. *	22,805	266,590
Synaptics, Inc. *	10,518	338,469
Teradyne, Inc.	56,736	3,161,897
Texas Instruments, Inc.	312,371	39,049,499
Ultra Clean Holdings, Inc. *	13,767	200,861
Universal Display Corp.	14,270	3,012,112
Veeco Instruments, Inc. *	13,473	160,463
Versum Materials, Inc.	35,880	1,865,042
Xilinx, Inc.	84,877	9,693,802
Xperi Corp.	14,408	307,611
		366,733,039

Software & Services 12.3%
2U, Inc. *	20,000	256,000
8x8, Inc. *	31,225	754,708
A10 Networks, Inc. *	15,072	114,246
Accenture plc, Class A	212,065	40,839,478
ACI Worldwide, Inc. *	37,185	1,247,929
Adobe, Inc. *	162,821	48,660,684
Agilysys, Inc. *	5,175	126,943
Akamai Technologies, Inc. *	55,743	4,912,631
Alarm.com Holdings, Inc. *	11,765	587,191
Alliance Data Systems Corp.	14,998	2,353,486
Altair Engineering, Inc., Class A *	9,060	376,987
Alteryx, Inc., Class A *	15,488	1,820,459
American Software, Inc., Class A	9,461	126,020
Anaplan, Inc. *	5,830	331,960
ANSYS, Inc. *	27,676	5,621,549
Appfolio, Inc., Class A *	4,467	431,289
Appian Corp. *	9,395	369,130
Aspen Technology, Inc. *	22,986	3,031,164
Asure Software, Inc. *(a)	7,413	67,088
Autodesk, Inc. *	73,058	11,409,468
Automatic Data Processing, Inc.	145,178	24,175,041
Avalara, Inc. *	15,176	1,236,540
Avaya Holdings Corp. *	34,372	413,839
Benefitfocus, Inc. *	8,210	205,168
Black Knight, Inc. *	46,886	2,968,821
Blackbaud, Inc.	17,002	1,547,182
Blackline, Inc. *	15,755	702,673
Booz Allen Hamilton Holding Corp.	47,050	3,234,687
Bottomline Technologies (de), Inc. *	13,177	554,620
Box, Inc., Class A *	46,681	772,104
Brightcove, Inc. *	15,409	192,304

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Broadridge Financial Solutions, Inc.	39,151	4,976,875
CACI International, Inc., Class A *	8,354	1,797,363
Cadence Design Systems, Inc. *	93,754	6,929,358
Carbon Black, Inc. *	15,405	286,687
Carbonite, Inc. *	9,694	173,813
Cardtronics plc, Class A *	12,687	361,326
Cass Information Systems, Inc.	3,769	191,880
CDK Global, Inc.	42,004	2,178,747
Ceridian HCM Holding, Inc. *	22,224	1,184,761
ChannelAdvisor Corp. *	6,900	62,997
Cision Ltd. *	25,097	260,758
Citrix Systems, Inc.	41,436	3,904,929
Cloudera, Inc. *	72,993	436,498
Cognizant Technology Solutions Corp., Class A	190,286	12,395,230
CommVault Systems, Inc. *	13,742	624,436
Conduent, Inc. *	60,525	550,777
CoreLogic, Inc. *	27,679	1,261,332
Cornerstone OnDemand, Inc. *	18,618	1,102,186
Coupa Software, Inc. *	18,708	2,538,863
CSG Systems International, Inc.	10,871	557,030
Digimarc Corp. *	4,511	203,807
Digital Turbine, Inc. *	18,000	97,740
DocuSign, Inc. *	9,009	465,945
Domo, Inc., Class B *	2,700	74,898
Dropbox, Inc., Class A *	67,515	1,590,653
DXC Technology Co.	89,206	4,975,019
Ebix, Inc.	6,724	309,506
eGain Corp. *	7,634	59,087
Elastic N.V. *	2,441	241,244
Endurance International Group Holdings, Inc. *	22,190	105,181
Envestnet, Inc. *	16,730	1,194,689
EPAM Systems, Inc. *	17,392	3,370,396
Euronet Worldwide, Inc. *	17,401	2,712,990
Everbridge, Inc. *	9,570	979,011
EVERTEC, Inc.	19,361	619,939
Evo Payments, Inc., Class A *	11,170	347,610
ExlService Holdings, Inc. *	11,709	805,462
Fair Isaac Corp. *	9,452	3,283,814
Fastly, Inc. *	4,824	104,681
Fidelity National Information Services, Inc.	203,985	27,180,944
Finjan Holdings, Inc. *	15,437	33,190
FireEye, Inc. *	67,609	1,014,135
Fiserv, Inc. *	189,508	19,979,848
Five9, Inc. *	20,826	1,028,180
FleetCor Technologies, Inc. *	28,922	8,218,765
ForeScout Technologies, Inc. *	13,060	487,922
Fortinet, Inc. *	47,916	3,848,134
Gartner, Inc. *	29,841	4,157,747
Genpact Ltd.	49,145	1,950,074
Global Payments, Inc.	52,010	8,733,519
GlobalSCAPE, Inc.	7,401	103,244
GoDaddy, Inc., Class A *	58,786	4,313,717
GreenSky, Inc., Class A *(a)	12,400	141,732
GTT Communications, Inc. *(a)	11,441	138,436
GTY Technology Holdings, Inc. *	16,630	115,745
Guidewire Software, Inc. *	27,443	2,801,381
HubSpot, Inc. *	12,978	2,319,428
I3 Verticals, Inc., Class A *	5,840	166,849
Information Services Group, Inc. *	16,112	43,825
Instructure, Inc. *	12,310	488,584
Intelligent Systems Corp. *	2,218	108,882
Internap Corp. *(a)	9,578	28,542
International Business Machines Corp.	295,425	43,793,802
International Money Express, Inc. *	6,533	90,417
Intuit, Inc.	86,603	24,015,878
j2 Global, Inc.	15,865	1,413,413
Jack Henry & Associates, Inc.	26,018	3,634,715
Security	Number of Shares	Value ($)
KBR, Inc.	46,622	1,229,888
Leidos Holdings, Inc.	47,679	3,914,446
Limelight Networks, Inc. *	37,860	102,601
LivePerson, Inc. *	20,467	679,300
LiveRamp Holdings, Inc. *	23,402	1,233,051
LogMeIn, Inc.	16,384	1,244,692
Manhattan Associates, Inc. *	21,857	1,857,626
ManTech International Corp., Class A	8,531	586,762
Mastercard, Inc., Class A	299,108	81,438,135
MAXIMUS, Inc.	21,433	1,575,540
Microsoft Corp.	2,552,650	347,849,615
MicroStrategy, Inc., Class A *	2,864	391,595
Mitek Systems, Inc. *	10,165	102,057
MobileIron, Inc. *	31,619	218,171
Model N, Inc. *	7,661	167,469
MoneyGram International, Inc. *(a)	19,116	46,834
MongoDB, Inc. *	10,933	1,565,824
Monotype Imaging Holdings, Inc.	12,486	249,345
NetSol Technologies, Inc. *	5,701	34,206
New Relic, Inc. *	15,913	1,482,614
NIC, Inc.	21,419	388,541
Nuance Communications, Inc. *	95,139	1,583,113
Nutanix, Inc., Class A *	49,603	1,125,988
Okta, Inc. *	34,404	4,501,075
OneSpan, Inc. *	9,000	131,580
Oracle Corp.	808,207	45,502,054
Pagerduty, Inc. *(a)	3,384	149,573
Palo Alto Networks, Inc. *	31,966	7,241,578
Park City Group, Inc. *	5,812	29,816
Paychex, Inc.	106,967	8,883,609
Paycom Software, Inc. *	16,442	3,958,411
Paylocity Holding Corp. *	10,959	1,118,804
PayPal Holdings, Inc. *	391,634	43,236,394
Paysign, Inc. *(a)	12,225	172,495
Pegasystems, Inc.	11,904	899,942
Perficient, Inc. *	10,300	351,951
Perspecta, Inc.	47,635	1,111,325
PFSweb, Inc. *	7,732	28,454
Pivotal Software, Inc., Class A *	25,842	244,982
Pluralsight, Inc., Class A *	18,398	564,635
Presidio, Inc.	14,732	206,248
PRGX Global, Inc. *	6,500	36,465
Progress Software Corp.	15,976	691,601
Proofpoint, Inc. *	18,969	2,393,888
PROS Holdings, Inc. *	12,461	901,678
PTC, Inc. *	34,102	2,311,434
Q2 Holdings, Inc. *	15,356	1,226,484
QAD, Inc., Class A	3,753	161,904
Qualys, Inc. *	11,618	1,005,654
Rapid7, Inc. *	14,555	882,761
RealNetworks, Inc. *	13,613	20,964
RealPage, Inc. *	23,740	1,483,275
RingCentral, Inc., Class A *	23,591	3,349,450
Sabre Corp.	89,828	2,111,856
SailPoint Technologies Holding, Inc. *	23,502	496,832
salesforce.com, Inc. *	259,332	40,066,794
Science Applications International Corp.	17,060	1,456,412
SecureWorks Corp., Class A *	2,900	34,626
ServiceNow, Inc. *	61,356	17,019,541
ServiceSource International, Inc. *	26,733	24,062
SharpSpring, Inc. *(a)	3,003	28,589
ShotSpotter, Inc. *	2,300	86,457
Smartsheet, Inc., Class A *	28,529	1,423,882
Splunk, Inc. *	50,094	6,778,219
SPS Commerce, Inc. *	5,658	632,734
Square, Inc., Class A *	105,333	8,469,826
SS&C Technologies Holdings, Inc.	71,795	3,442,570
StarTek, Inc. *	5,834	39,146
Steel Connect, Inc. *	23,644	42,086

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SVMK, Inc. *	6,980	118,451
Switch, Inc., Class A	16,791	227,854
Sykes Enterprises, Inc. *	12,854	363,640
Symantec Corp.	205,977	4,440,864
Synacor, Inc. *	24,152	35,262
Synchronoss Technologies, Inc. *	15,860	128,307
Synopsys, Inc. *	49,685	6,596,181
Tableau Software, Inc., Class A *	24,090	4,083,978
Telaria, Inc. *	8,914	72,203
Telenav, Inc. *	9,800	92,414
Tenable Holdings, Inc. *	3,200	80,192
Teradata Corp. *	39,683	1,453,191
The Hackett Group, Inc.	8,738	143,478
The Trade Desk, Inc., Class A *	12,048	3,172,359
The Western Union Co.	143,151	3,006,171
TiVo Corp.	38,279	290,155
Total System Services, Inc.	53,913	7,317,072
TTEC Holdings, Inc.	4,849	227,515
Twilio, Inc., Class A *	38,965	5,420,421
Tyler Technologies, Inc. *	12,607	2,941,843
Unisys Corp. *	15,300	189,567
Upland Software, Inc. *	6,900	303,531
USA Technologies, Inc. *	19,500	128,310
Varonis Systems, Inc. *	9,890	711,190
Verint Systems, Inc. *	21,191	1,226,323
VeriSign, Inc. *	34,798	7,345,510
Verra Mobility Corp. *	41,043	568,446
VirnetX Holding Corp. *	14,945	109,248
Virtusa Corp. *	9,272	414,273
Visa, Inc., Class A	578,869	103,038,682
VMware, Inc., Class A	25,130	4,384,934
WEX, Inc. *	14,208	3,098,339
Workday, Inc., Class A *	53,873	10,773,523
Workiva, Inc. *	9,798	563,287
Yext, Inc. *	26,789	557,479
Zendesk, Inc. *	36,756	3,071,331
Zix Corp. *	17,000	154,870
Zoom Video Communications, Inc. *(a)	7,996	763,698
Zscaler, Inc. *	4,790	403,653
Zuora, Inc., Class A *	3,163	47,477
		1,225,194,706

Technology Hardware & Equipment 5.4%
3D Systems Corp. *	36,503	329,257
Acacia Communications, Inc. *	9,855	661,960
ADTRAN, Inc.	15,268	169,627
Aerohive Networks, Inc. *	10,367	46,029
Airgain, Inc. *	3,401	44,145
Akoustis Technologies, Inc. *(a)	7,703	44,831
Amphenol Corp., Class A	100,205	9,351,131
Anixter International, Inc. *	10,581	680,993
Apple, Inc.	1,456,032	310,193,057
Applied Optoelectronics, Inc. *(a)	6,000	60,060
Arista Networks, Inc. *	17,723	4,846,354
Arlo Technologies, Inc. *	21,716	93,379
Arrow Electronics, Inc. *	29,504	2,142,285
AstroNova, Inc.	1,900	45,942
Avid Technology, Inc. *	9,400	96,350
Avnet, Inc.	36,328	1,650,018
AVX Corp.	14,751	224,658
Badger Meter, Inc.	8,931	477,719
Bel Fuse, Inc., Class B	3,500	57,715
Belden, Inc.	12,455	566,204
Benchmark Electronics, Inc.	13,708	370,938
CalAmp Corp. *	9,892	110,395
Calix, Inc. *	12,108	76,038
Casa Systems, Inc. *	8,800	57,992
CDW Corp.	48,610	5,743,758
Security	Number of Shares	Value ($)
Ciena Corp. *	47,421	2,144,378
Cisco Systems, Inc.	1,425,729	78,985,387
Clearfield, Inc. *	3,291	43,606
Cognex Corp.	56,191	2,472,966
Coherent, Inc. *	8,069	1,120,381
CommScope Holding Co., Inc. *	65,675	937,839
Comtech Telecommunications Corp.	8,949	266,322
Control4 Corp. *	7,683	183,701
Corning, Inc.	262,664	8,076,918
Cray, Inc. *	14,399	498,781
CTS Corp.	10,207	321,725
Daktronics, Inc.	14,170	89,838
DASAN Zhone Solutions, Inc. *	4,470	45,013
Dell Technologies, Inc., Class C *	49,718	2,870,717
Diebold Nixdorf, Inc. *	28,307	393,750
Digi International, Inc. *	9,100	119,483
Dolby Laboratories, Inc., Class A	21,771	1,482,605
Eastman Kodak Co. *(a)	13,330	32,259
EchoStar Corp., Class A *	17,652	803,519
EMCORE Corp. *	11,147	33,218
ePlus, Inc. *	5,276	400,448
Extreme Networks, Inc. *	36,200	294,668
F5 Networks, Inc. *	19,909	2,921,049
Fabrinet *	12,888	691,828
FARO Technologies, Inc. *	6,085	324,878
Finisar Corp. *	38,142	897,481
Fitbit, Inc., Class A *	69,583	292,249
FLIR Systems, Inc.	45,312	2,250,194
Frequency Electronics, Inc. *	3,930	45,824
Harmonic, Inc. *	28,370	211,924
Hewlett Packard Enterprise Co.	444,805	6,391,848
HP, Inc.	503,889	10,601,825
I.D. Systems, Inc. *	7,153	43,848
Identiv, Inc. *	8,288	39,451
IEC Electronics Corp. *	6,511	39,066
II-VI, Inc. *	20,259	804,282
Immersion Corp. *	10,166	81,735
Infinera Corp. *	49,462	190,923
Inseego Corp. *(a)	13,900	72,280
Insight Enterprises, Inc. *	11,782	648,246
InterDigital, Inc.	11,287	727,221
Intevac, Inc. *	6,954	35,744
IPG Photonics Corp. *	11,818	1,548,276
Iteris, Inc. *	7,250	39,223
Itron, Inc. *	10,599	657,138
Jabil, Inc.	46,334	1,430,794
Juniper Networks, Inc.	115,864	3,130,645
KEMET Corp.	20,294	408,315
Key Tronic Corp. *	7,019	34,604
Keysight Technologies, Inc. *	62,538	5,598,402
Kimball Electronics, Inc. *	11,150	177,285
Knowles Corp. *	30,607	622,852
KVH Industries, Inc. *	5,000	50,500
Littelfuse, Inc.	8,379	1,415,716
LRAD Corp. *	16,638	69,214
Lumentum Holdings, Inc. *	25,685	1,454,542
Luna Innovations, Inc. *	11,699	60,250
Methode Electronics, Inc.	11,479	343,796
MicroVision, Inc. *	37,436	23,959
Motorola Solutions, Inc.	54,849	9,102,740
MTS Systems Corp.	5,904	340,188
Napco Security Technologies, Inc. *	3,300	95,535
National Instruments Corp.	38,023	1,587,840
NCR Corp. *	38,411	1,298,676
NetApp, Inc.	81,720	4,779,803
NETGEAR, Inc. *	9,502	321,643
NetScout Systems, Inc. *	21,875	569,625
nLight, Inc. *	1,656	27,225
Novanta, Inc. *	10,959	921,542

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OSI Systems, Inc. *	5,852	658,701
PAR Technology Corp. *(a)	3,100	80,569
PC Connection, Inc.	4,382	143,335
PC-Tel, Inc. *	9,339	43,146
PCM, Inc. *	2,500	87,075
Perceptron, Inc. *	5,911	24,767
Plantronics, Inc.	11,458	439,987
Plexus Corp. *	10,389	620,327
Pure Storage, Inc., Class A *	62,544	946,916
Ribbon Communications, Inc. *	15,542	76,467
Richardson Electronics Ltd.	6,205	35,182
Rogers Corp. *	6,188	981,788
Sanmina Corp. *	22,139	702,913
ScanSource, Inc. *	9,015	306,059
Seagate Technology plc	83,579	3,870,544
SYNNEX Corp.	13,580	1,338,173
TE Connectivity Ltd.	112,311	10,377,536
Tech Data Corp. *	12,437	1,260,366
TESSCO Technologies, Inc.	1,269	18,680
TransAct Technologies, Inc.	5,070	60,637
Trimble, Inc. *	82,643	3,492,493
TTM Technologies, Inc. *	28,872	302,001
Ubiquiti Networks, Inc.	6,440	829,021
ViaSat, Inc. *	19,196	1,566,202
Viavi Solutions, Inc. *	73,749	1,081,898
Vishay Intertechnology, Inc.	42,924	729,708
Vishay Precision Group, Inc. *	4,093	166,749
Western Digital Corp.	98,137	5,288,603
Xerox Corp.	65,784	2,111,666
Zebra Technologies Corp., Class A *	17,711	3,735,073
		544,557,163

Telecommunication Services 1.8%
Alaska Communications Systems Group, Inc. *	26,271	48,601
AT&T, Inc.	2,432,157	82,814,946
ATN International, Inc.	3,277	184,397
Bandwidth, Inc., Class A *	3,693	275,129
Boingo Wireless, Inc. *	12,610	189,402
CenturyLink, Inc.	320,213	3,871,375
Cincinnati Bell, Inc. *	14,894	56,895
Cogent Communications Holdings, Inc.	14,646	922,845
Consolidated Communications Holdings, Inc.	30,887	145,478
Frontier Communications Corp. *(a)	31,111	41,067
GCI Liberty, Inc., Class A *	32,047	1,914,167
Globalstar, Inc. *	173,777	82,579
Gogo, Inc. *(a)	16,000	67,040
IDT Corp., Class B *	6,600	67,056
Iridium Communications, Inc. *	33,235	845,498
NII Holdings, Inc. *	28,127	48,097
Ooma, Inc. *	5,385	70,167
ORBCOMM, Inc. *	28,696	168,159
Pareteum Corp. *(a)	15,774	55,209
pdvWireless, Inc. *	2,756	122,614
Shenandoah Telecommunications Co.	14,626	575,679
Spok Holdings, Inc.	5,240	68,068
Sprint Corp. *	196,285	1,438,769
T-Mobile US, Inc. *	104,780	8,354,109
Telephone & Data Systems, Inc.	31,867	1,030,579
United States Cellular Corp. *	5,400	258,606
Verizon Communications, Inc.	1,378,208	76,173,556
Vonage Holdings Corp. *	76,936	954,006
Zayo Group Holdings, Inc. *	66,860	2,255,188
		183,099,281

Security	Number of Shares	Value ($)
Transportation 2.0%
Air Transport Services Group, Inc. *	21,611	503,752
Alaska Air Group, Inc.	41,780	2,647,181
Allegiant Travel Co.	4,527	678,371
AMERCO	2,676	1,035,612
American Airlines Group, Inc.	132,182	4,032,873
ArcBest Corp.	9,560	286,131
Atlas Air Worldwide Holdings, Inc. *	7,665	349,907
Avis Budget Group, Inc. *	20,631	750,762
C.H. Robinson Worldwide, Inc.	45,379	3,799,584
Covenant Transportation Group, Inc., Class A *	3,000	50,550
CSX Corp.	256,098	18,029,299
Daseke, Inc. *	20,197	74,729
Delta Air Lines, Inc.	198,557	12,119,919
Eagle Bulk Shipping, Inc. *	21,200	98,156
Echo Global Logistics, Inc. *	10,195	214,707
Expeditors International of Washington, Inc.	56,932	4,346,758
FedEx Corp.	80,429	13,715,557
Forward Air Corp.	9,608	605,304
Genco Shipping & Trading Ltd. *	3,574	34,382
Genesee & Wyoming, Inc., Class A *	18,586	2,040,929
Hawaiian Holdings, Inc.	15,015	390,240
Heartland Express, Inc.	14,643	290,517
Hertz Global Holdings, Inc. *	33,097	513,665
Hub Group, Inc., Class A *	10,614	481,345
JB Hunt Transport Services, Inc.	28,539	2,921,537
JetBlue Airways Corp. *	99,628	1,915,846
Kansas City Southern	33,219	4,110,519
Kirby Corp. *	18,227	1,428,268
Knight-Swift Transportation Holdings, Inc.	41,398	1,483,704
Landstar System, Inc.	13,558	1,508,599
Lyft, Inc., Class A *(a)	11,807	718,692
Macquarie Infrastructure Corp.	25,201	1,044,329
Marten Transport Ltd.	16,755	336,273
Matson, Inc.	14,354	587,222
Mesa Air Group, Inc. *	2,843	29,112
Norfolk Southern Corp.	88,755	16,962,856
Old Dominion Freight Line, Inc.	21,502	3,590,404
P.A.M. Transportation Services, Inc. *	907	52,978
Radiant Logistics, Inc. *	10,193	55,960
Ryder System, Inc.	18,502	985,417
Saia, Inc. *	9,047	690,286
Schneider National, Inc., Class B	9,373	180,899
SkyWest, Inc.	17,068	1,036,198
Southwest Airlines Co.	162,303	8,363,474
Spirit Airlines, Inc. *	23,183	983,655
Uber Technologies, Inc. *(a)	67,022	2,824,307
Union Pacific Corp.	235,416	42,363,109
United Airlines Holdings, Inc. *	73,174	6,725,422
United Parcel Service, Inc., Class B	232,235	27,745,116
Universal Logistics Holdings, Inc.	3,300	64,977
Werner Enterprises, Inc.	13,355	442,718
XPO Logistics, Inc. *	30,886	2,084,187
YRC Worldwide, Inc. *	8,600	28,036
		198,354,330

Utilities 3.1%
AES Corp.	219,314	3,682,282
ALLETE, Inc.	18,353	1,595,793
Alliant Energy Corp.	77,010	3,815,075
Ameren Corp.	82,508	6,245,031
American Electric Power Co., Inc.	164,302	14,427,359
American States Water Co.	11,892	921,273
American Water Works Co., Inc.	59,508	6,830,328
Aqua America, Inc.	71,813	3,012,555

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AquaVenture Holdings Ltd. *	6,516	112,271
Artesian Resources Corp., Class A	3,837	138,055
Atmos Energy Corp.	39,480	4,304,899
Avangrid, Inc.	19,861	1,003,974
Avista Corp.	21,423	986,101
Black Hills Corp.	18,154	1,436,889
Cadiz, Inc. *(a)	6,356	68,772
California Water Service Group	15,402	822,313
CenterPoint Energy, Inc.	166,725	4,836,692
Chesapeake Utilities Corp.	5,602	523,563
Clearway Energy, Inc., Class A	11,000	188,870
Clearway Energy, Inc., Class C	26,372	475,223
CMS Energy Corp.	93,661	5,452,943
Connecticut Water Service, Inc.	3,873	270,723
Consolidated Edison, Inc.	109,142	9,272,704
Dominion Energy, Inc.	268,620	19,955,780
DTE Energy Co.	61,802	7,855,652
Duke Energy Corp.	241,665	20,957,189
Edison International	108,115	8,058,892
El Paso Electric Co.	13,777	912,864
Entergy Corp.	62,459	6,596,920
Evergy, Inc.	81,442	4,926,427
Eversource Energy	105,982	8,039,795
Exelon Corp.	322,806	14,545,638
FirstEnergy Corp.	167,113	7,347,959
Genie Energy Ltd., Class B	5,585	61,547
Global Water Resources, Inc.	4,694	59,426
Hawaiian Electric Industries, Inc.	35,748	1,601,510
IDACORP, Inc.	17,160	1,751,350
MDU Resources Group, Inc.	66,666	1,782,649
MGE Energy, Inc.	11,963	887,056
Middlesex Water Co.	5,342	334,570
National Fuel Gas Co.	28,185	1,345,552
New Jersey Resources Corp.	30,820	1,536,993
NextEra Energy, Inc.	159,185	32,978,356
NiSource, Inc.	125,685	3,731,588
Northwest Natural Holding Co.	11,264	804,475
NorthWestern Corp.	16,100	1,125,712
NRG Energy, Inc.	88,616	3,025,350
OGE Energy Corp.	65,564	2,815,974
ONE Gas, Inc.	18,642	1,699,778
Ormat Technologies, Inc.	17,239	1,130,016
Otter Tail Corp.	13,885	741,181
Pattern Energy Group, Inc., Class A	28,961	664,076
Pinnacle West Capital Corp.	37,199	3,393,293
PNM Resources, Inc.	27,818	1,381,720
Portland General Electric Co.	30,909	1,695,359
PPL Corp.	240,603	7,129,067
Public Service Enterprise Group, Inc.	167,633	9,580,226
Pure Cycle Corp. *	8,000	86,960
RGC Resources, Inc.	2,000	57,560
Sempra Energy	91,119	12,340,246
SJW Group.	8,905	577,845
South Jersey Industries, Inc.	29,866	1,016,937
Southwest Gas Holdings, Inc.	18,141	1,612,916
Spark Energy, Inc., Class A	5,059	55,345
Spire, Inc.	16,209	1,335,784
TerraForm Power, Inc., Class A	27,688	426,672
The Southern Co.	345,632	19,424,518
The York Water Co.	4,611	165,858
UGI Corp.	57,518	2,938,595
Unitil Corp.	4,900	286,993
Vistra Energy Corp.	125,141	2,685,526
WEC Energy Group, Inc.	104,605	8,939,543
Xcel Energy, Inc.	171,877	10,245,588
		313,074,514
Total Common Stock
(Cost $5,951,642,157)		9,928,843,223
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	8,178	3,541

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Corium International, Inc. CVR *(b)	8,309	1,495
Elanco Animal Health, Inc. CVR *(b)	16,000	97
FRD Acquisition Co. CVR *(b)	8,700	—
		1,592
Total Rights
(Cost $5,439)		6,699

Other Investment Company 0.3% of net assets

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 2.26% (d)	29,618,204	29,618,204
Total Other Investment Company
(Cost $29,618,204)		29,618,204
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Barclays Capital, Inc.
1.75%, 08/01/19 (e)	36,500,000	36,500,000
Total Short-Term Investment
(Cost $36,500,000)		36,500,000

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/20/19	117	9,223,695	58,738
S&P 500 Index, e-mini, expires 09/20/19	351	52,339,365	(189,642)
Net Unrealized Depreciation			(130,904)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $28,788,683.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received
The Charles Schwab Corp.	$16,687,785	$1,610,827	($172,426)	($56,233)	($1,056,919)	$17,013,034	393,638	$178,742

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,941,645,320	$—	$—	$8,941,645,320
Banks	586,710,291	—	45,671	586,755,962
Real Estate	400,441,941	—	—*	400,441,941
Rights[1]
Materials	—	—	3,541	3,541
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	1,592*	1,592
Other Investment Company[1]	29,618,204	—	—	29,618,204
Short-Term Investment[1]	—	36,500,000	—	36,500,000
Futures Contracts[2]	58,738	—	—	58,738
Liabilities
Futures Contracts[2]	(189,642)	—	—	(189,642)
Total	$9,958,284,852	$36,500,000	$52,370	$9,994,837,222
*	Level 3 amount shown includes securities determined to have no value at July 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.3%
Aptiv plc	194	17,004
Tesla, Inc. *(a)	1,535	370,871
		387,875

Banks 0.1%
CIT Group, Inc.	83	4,196
Comerica, Inc.	100	7,320
First Republic Bank	334	33,186
LendingTree, Inc. *	85	27,416
Signature Bank	293	37,346
SVB Financial Group *	41	9,511
Synovus Financial Corp.	118	4,504
Western Alliance Bancorp *	108	5,339
		128,818

Capital Goods 6.2%
3M Co.	4,674	816,641
A.O. Smith Corp.	240	10,908
Acuity Brands, Inc.	110	14,764
Air Lease Corp.	79	3,301
Allegion plc	774	80,140
Allison Transmission Holdings, Inc.	1,257	57,759
AMETEK, Inc.	1,963	175,904
Armstrong World Industries, Inc.	533	52,079
BWX Technologies, Inc.	776	41,834
Carlisle Cos., Inc.	534	77,008
Caterpillar, Inc.	467	61,490
Deere & Co.	380	62,947
Donaldson Co., Inc.	1,381	68,981
Dover Corp.	699	67,698
Emerson Electric Co.	588	38,149
Fastenal Co.	5,625	173,250
Flowserve Corp.	328	16,410
Fortive Corp.	719	54,680
Fortune Brands Home & Security, Inc.	498	27,360
General Dynamics Corp.	189	35,143
Graco, Inc.	1,797	86,400
HEICO Corp.	424	57,982
HEICO Corp., Class A	838	88,317
Hexcel Corp.	870	71,131
Honeywell International, Inc.	3,876	668,455
Hubbell, Inc.	328	42,601
Huntington Ingalls Industries, Inc.	353	80,590
IDEX Corp.	409	68,802
Illinois Tool Works, Inc.	3,543	546,437
Ingersoll-Rand plc	2,473	305,811
L3Harris Technologies, Inc. *	1,208	250,781
Lennox International, Inc.	352	90,281
Lincoln Electric Holdings, Inc.	619	52,318
Lockheed Martin Corp.	2,700	977,859
Nordson Corp.	571	80,888
Security	Number of Shares	Value ($)
Northrop Grumman Corp.	1,728	597,145
Quanta Services, Inc.	380	14,220
Raytheon Co.	1,896	345,622
Rockwell Automation, Inc.	1,289	207,245
Roper Technologies, Inc.	172	62,548
Sensata Technologies Holding plc *	739	35,051
Spirit AeroSystems Holdings, Inc., Class A	1,015	77,993
The Boeing Co.	5,782	1,972,703
The Middleby Corp. *	606	81,434
The Toro Co.	1,158	84,326
TransDigm Group, Inc. *	435	211,166
United Rentals, Inc. *	610	77,196
W.W. Grainger, Inc.	482	140,276
WABCO Holdings, Inc. *	464	61,438
Wabtec Corp.	490	38,063
Woodward, Inc.	489	54,788
Xylem, Inc.	1,956	157,047
		9,623,360

Commercial & Professional Services 1.3%
Cintas Corp.	929	241,949
Copart, Inc. *	2,145	166,302
CoStar Group, Inc. *	393	241,852
Equifax, Inc.	1,113	154,807
IAA, Inc. *	1,336	62,458
IHS Markit Ltd. *	2,718	175,094
KAR Auction Services, Inc.	1,336	35,725
Nielsen Holdings plc	470	10,885
Republic Services, Inc.	150	13,297
Robert Half International, Inc.	1,271	76,781
Rollins, Inc.	1,537	51,536
TransUnion	2,043	169,140
Verisk Analytics, Inc.	1,745	264,751
Waste Management, Inc.	3,628	424,476
		2,089,053

Consumer Durables & Apparel 1.6%
Capri Holdings Ltd. *	624	22,208
Carter’s, Inc.	210	19,534
Columbia Sportswear Co.	206	21,832
Hanesbrands, Inc.	3,036	48,849
Hasbro, Inc.	1,269	153,752
Lennar Corp., B Shares	80	3,040
Lennar Corp., Class A	1,251	59,510
lululemon Athletica, Inc. *	1,285	245,551
Mattel, Inc. *	2,625	38,325
NIKE, Inc., Class B	13,477	1,159,426
NVR, Inc. *	35	117,045
Polaris Industries, Inc.	562	53,205
Roku, Inc. *	892	92,171
Skechers U.S.A., Inc., Class A *	548	20,791
Tempur Sealy International, Inc. *	501	40,190
Under Armour, Inc., Class A *	1,361	31,398

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	1,403	28,537
VF Corp.	3,346	292,407
		2,447,771

Consumer Services 2.6%
Bright Horizons Family Solutions, Inc. *	625	95,044
Chipotle Mexican Grill, Inc. *	278	221,157
Choice Hotels International, Inc.	154	13,215
Darden Restaurants, Inc.	1,344	163,377
Domino’s Pizza, Inc.	449	109,794
Dunkin’ Brands Group, Inc.	834	66,853
Grand Canyon Education, Inc. *	47	5,112
H&R Block, Inc.	327	9,055
Hilton Grand Vacations, Inc. *	132	4,316
Hilton Worldwide Holdings, Inc.	3,138	302,974
Las Vegas Sands Corp.	1,770	106,979
Marriott International, Inc., Class A	3,029	421,213
McDonald’s Corp.	1,351	284,683
MGM Resorts International	447	13,419
Norwegian Cruise Line Holdings Ltd. *	492	24,325
Planet Fitness, Inc., Class A *	915	71,974
Service Corp. International	707	32,621
ServiceMaster Global Holdings, Inc. *	228	12,136
Six Flags Entertainment Corp.	78	4,121
Starbucks Corp.	13,228	1,252,559
The Wendy’s Co.	2,055	37,380
Vail Resorts, Inc.	391	96,389
Wyndham Hotels & Resorts, Inc.	301	17,022
Wynn Resorts Ltd.	887	115,372
Yum China Holdings, Inc.	3,196	145,418
Yum! Brands, Inc.	2,977	334,972
		3,961,480

Diversified Financials 2.1%
American Express Co.	4,166	518,125
Ameriprise Financial, Inc.	205	29,830
Cboe Global Markets, Inc.	303	33,121
Credit Acceptance Corp. *	101	48,281
Discover Financial Services	1,240	111,278
E*TRADE Financial Corp.	477	23,273
Evercore, Inc., Class A	170	14,683
FactSet Research Systems, Inc.	406	112,584
Interactive Brokers Group, Inc., Class A	208	10,662
Intercontinental Exchange, Inc.	2,417	212,358
Lazard Ltd., Class A	422	16,336
LPL Financial Holdings, Inc.	910	76,322
MarketAxess Holdings, Inc.	402	135,490
Moody’s Corp.	1,795	384,740
Morningstar, Inc.	218	33,132
MSCI, Inc.	897	203,834
Raymond James Financial, Inc.	311	25,088
S&P Global, Inc.	2,687	658,181
SEI Investments Co.	677	40,342
Synchrony Financial	2,051	73,590
T. Rowe Price Group, Inc.	728	82,548
TD Ameritrade Holding Corp.	2,601	132,911
The Charles Schwab Corp. (b)	7,796	336,943
Virtu Financial, Inc., Class A	214	4,639
Voya Financial, Inc.	107	6,010
		3,324,301

Energy 0.3%
Anadarko Petroleum Corp.	1,430	105,334
Cabot Oil & Gas Corp.	2,826	54,146
Cheniere Energy, Inc. *	1,458	94,989
Diamondback Energy, Inc.	376	38,889
Security	Number of Shares	Value ($)
Equitrans Midstream Corp.	220	3,650
ONEOK, Inc.	1,427	100,004
Parsley Energy, Inc., Class A *	1,707	28,319
Pioneer Natural Resources Co.	774	106,843
		532,174

Food & Staples Retailing 1.1%
Casey’s General Stores, Inc.	97	15,705
Costco Wholesale Corp.	4,801	1,323,300
Sprouts Farmers Market, Inc. *	585	9,904
Sysco Corp.	5,206	356,975
		1,705,884

Food, Beverage & Tobacco 2.9%
Altria Group, Inc.	9,973	469,429
Brown-Forman Corp., Class A	527	28,121
Brown-Forman Corp., Class B	1,748	95,808
Campbell Soup Co.	1,044	43,159
Kellogg Co.	1,025	59,675
Lamb Weston Holdings, Inc.	400	26,848
McCormick & Co., Inc. — Non Voting Shares	868	137,613
Monster Beverage Corp. *	4,226	272,450
PepsiCo, Inc.	12,850	1,642,358
Pilgrim’s Pride Corp. *	199	5,385
Post Holdings, Inc. *	322	34,525
The Coca-Cola Co.	28,556	1,502,902
The Hershey Co.	1,371	208,036
TreeHouse Foods, Inc. *	99	5,875
		4,532,184

Health Care Equipment & Services 6.5%
Abbott Laboratories	8,143	709,255
ABIOMED, Inc. *	486	135,380
Align Technology, Inc. *	862	180,227
AmerisourceBergen Corp.	1,658	144,495
Anthem, Inc.	818	240,991
Baxter International, Inc.	2,477	207,994
Becton, Dickinson & Co.	247	62,442
Boston Scientific Corp. *	15,162	643,779
Cantel Medical Corp.	241	22,239
Centene Corp. *	3,734	194,504
Cerner Corp.	3,542	253,784
Chemed Corp.	169	68,511
Cigna Corp. *	1,247	211,890
Danaher Corp.	368	51,704
DexCom, Inc. *	987	154,831
Edwards Lifesciences Corp. *	2,266	482,318
Encompass Health Corp.	547	34,920
Guardant Health, Inc. *	379	35,622
HCA Healthcare, Inc.	1,754	234,177
Henry Schein, Inc. *	200	13,308
Hill-Rom Holdings, Inc.	374	39,883
Hologic, Inc. *	2,322	119,003
Humana, Inc.	631	187,249
ICU Medical, Inc. *	68	17,302
IDEXX Laboratories, Inc. *	929	262,024
Insulet Corp. *	650	79,911
Intuitive Surgical, Inc. *	1,251	649,907
Laboratory Corp. of America Holdings *	67	11,224
Masimo Corp. *	508	80,188
McKesson Corp.	234	32,514
Medidata Solutions, Inc. *	653	59,665
Molina Healthcare, Inc. *	524	69,577
Penumbra, Inc. *	343	57,487
ResMed, Inc.	1,552	199,742
Steris plc	60	8,932

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stryker Corp.	3,745	785,626
Teleflex, Inc.	503	170,889
The Cooper Cos., Inc.	70	23,618
UnitedHealth Group, Inc.	10,325	2,571,028
Varian Medical Systems, Inc. *	996	116,901
Veeva Systems, Inc., Class A *	1,385	229,771
WellCare Health Plans, Inc. *	494	141,901
West Pharmaceutical Services, Inc.	606	83,186
		10,079,899

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	2,686	202,632
Herbalife Nutrition Ltd. *	163	6,686
The Clorox Co.	1,130	183,738
The Estee Lauder Cos., Inc., Class A	2,345	431,925
The Procter & Gamble Co.	1,570	185,323
		1,010,304

Insurance 1.0%
Alleghany Corp. *	17	11,657
Aon plc	2,607	493,375
Arch Capital Group Ltd. *	552	21,357
Arthur J. Gallagher & Co.	430	38,885
Athene Holding Ltd., Class A *	655	26,763
Axis Capital Holdings Ltd.	88	5,603
Brown & Brown, Inc.	130	4,671
Erie Indemnity Co., Class A	179	39,876
Everest Re Group Ltd.	135	33,296
Kemper Corp.	121	10,650
Markel Corp. *	12	13,367
Marsh & McLennan Cos., Inc.	4,861	480,267
Primerica, Inc.	333	40,856
RenaissanceRe Holdings Ltd.	184	33,332
The Progressive Corp.	2,082	168,600
The Travelers Cos., Inc.	459	67,299
		1,489,854

Materials 1.4%
Air Products & Chemicals, Inc.	343	78,297
AptarGroup, Inc.	281	34,007
Avery Dennison Corp.	857	98,444
Axalta Coating Systems Ltd. *	672	19,911
Ball Corp.	3,603	257,542
Berry Global Group, Inc. *	564	25,408
CF Industries Holdings, Inc.	231	11,448
Crown Holdings, Inc. *	819	52,424
Eagle Materials, Inc.	416	34,436
Ecolab, Inc.	2,757	556,170
Element Solutions, Inc. *	914	9,158
Martin Marietta Materials, Inc.	210	52,028
NewMarket Corp.	67	28,248
PPG Industries, Inc.	838	98,373
Royal Gold, Inc.	219	25,065
RPM International, Inc.	228	15,465
Sealed Air Corp.	120	5,015
Southern Copper Corp.	630	22,548
The Scotts Miracle-Gro Co.	432	48,462
The Sherwin-Williams Co.	906	464,814
Vulcan Materials Co.	1,311	181,377
W.R. Grace & Co.	624	42,313
		2,160,953

Security	Number of Shares	Value ($)
Media & Entertainment 11.5%
Activision Blizzard, Inc.	433	21,104
Alphabet, Inc., Class A *	3,271	3,984,732
Alphabet, Inc., Class C *	3,320	4,039,378
Altice USA, Inc., Class A *	3,584	92,503
AMC Networks, Inc., Class A *	463	24,715
Cable One, Inc.	47	57,190
CBS Corp., Class B — Non Voting Shares	3,238	166,789
Charter Communications, Inc., Class A *	1,027	395,785
Comcast Corp., Class A	23,140	998,954
Electronic Arts, Inc. *	2,915	269,637
Facebook, Inc., Class A *	26,109	5,071,151
Fox Corp., Class A	379	14,144
Fox Corp., Class B *	147	5,468
IAC/InterActiveCorp *	469	112,114
Live Nation Entertainment, Inc. *	1,402	101,028
Match Group, Inc.	600	45,174
Netflix, Inc. *	4,602	1,486,400
Nexstar Media Group, Inc., Class A	380	38,673
Omnicom Group, Inc.	1,259	100,997
Sinclair Broadcast Group, Inc., Class A	623	31,306
Sirius XM Holdings, Inc.	15,416	96,504
Spotify Technology S.A. *	1,288	199,563
Take-Two Interactive Software, Inc. *	562	68,856
The Interpublic Group of Cos., Inc.	403	9,237
The Madison Square Garden Co., Class A *	18	5,221
The New York Times Co., Class A	321	11,453
TripAdvisor, Inc. *	1,038	45,828
Twitter, Inc. *	8,218	347,704
World Wrestling Entertainment, Inc., Class A	481	35,007
Zynga, Inc., Class A *	2,178	13,896
		17,890,511

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	16,156	1,076,313
Agilent Technologies, Inc.	344	23,877
Agios Pharmaceuticals, Inc. *	58	2,790
Alexion Pharmaceuticals, Inc. *	1,785	202,223
Alnylam Pharmaceuticals, Inc. *	975	75,650
Amgen, Inc.	6,130	1,143,735
Bio-Techne Corp.	408	85,741
Biogen, Inc. *	722	171,706
BioMarin Pharmaceutical, Inc. *	1,942	154,039
Bristol-Myers Squibb Co.	7,327	325,392
Bruker Corp.	1,126	53,879
Celgene Corp. *	7,678	705,301
Charles River Laboratories International, Inc. *	521	70,095
Eli Lilly & Co.	9,394	1,023,476
Exact Sciences Corp. *	1,388	159,773
Exelixis, Inc. *	1,366	29,055
Gilead Sciences, Inc.	2,009	131,630
Horizon Therapeutics plc *	223	5,551
Illumina, Inc. *	1,602	479,607
Incyte Corp. *	1,932	164,066
Ionis Pharmaceuticals, Inc. *	1,398	92,072
IQVIA Holdings, Inc. *	840	133,703
Jazz Pharmaceuticals plc *	540	75,265
Johnson & Johnson	4,381	570,494
Merck & Co., Inc.	26,675	2,213,758
Mettler-Toledo International, Inc. *	267	202,052
Moderna, Inc. *	275	3,603
Nektar Therapeutics *	311	8,851
Neurocrine Biosciences, Inc. *	987	95,137
PerkinElmer, Inc.	257	22,133
PRA Health Sciences, Inc. *	629	62,843
Regeneron Pharmaceuticals, Inc. *	183	55,771
Sage Therapeutics, Inc. *	548	87,866

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	764	113,721
Seattle Genetics, Inc. *	1,191	90,171
Thermo Fisher Scientific, Inc.	2,967	823,877
Vertex Pharmaceuticals, Inc. *	2,802	466,869
Waters Corp. *	751	158,131
Zoetis, Inc.	5,230	600,875
		11,961,091

Real Estate 2.4%
American Homes 4 Rent, Class A	1,165	28,205
American Tower Corp.	4,798	1,015,353
Americold Realty Trust	2,106	70,614
Brookfield Property REIT, Inc., Class A	1,073	20,720
CBRE Group, Inc., Class A *	1,329	70,450
Colony Capital, Inc.	229	1,294
CoreSite Realty Corp.	315	33,015
Crown Castle International Corp.	4,527	603,268
Equinix, Inc.	915	459,421
Equity LifeStyle Properties, Inc.	931	115,677
Extra Space Storage, Inc.	1,097	123,292
Iron Mountain, Inc.	337	9,911
Jones Lang LaSalle, Inc.	61	8,887
Lamar Advertising Co., Class A	934	75,579
Outfront Media, Inc.	231	6,279
Public Storage	1,221	296,410
SBA Communications Corp. *	1,225	300,627
Simon Property Group, Inc.	2,974	482,383
Sun Communities, Inc.	225	29,882
The Howard Hughes Corp. *	132	17,820
UDR, Inc.	156	7,185
		3,776,272

Retailing 10.1%
Advance Auto Parts, Inc.	173	26,061
Amazon.com, Inc. *	4,519	8,435,979
AutoZone, Inc. *	270	303,221
Best Buy Co., Inc.	517	39,566
Booking Holdings, Inc. *	472	890,480
Burlington Stores, Inc. *	716	129,417
CarMax, Inc. *	861	75,561
Carvana Co. *	439	27,903
Dollar General Corp.	2,659	356,359
Dollar Tree, Inc. *	1,396	142,043
eBay, Inc.	9,008	371,040
Etsy, Inc. *	1,304	87,394
Expedia Group, Inc.	1,305	173,226
Five Below, Inc. *	601	70,593
Floor & Decor Holdings, Inc., Class A *	703	27,522
GrubHub, Inc. *	1,001	67,698
L Brands, Inc.	431	11,184
LKQ Corp. *	469	12,630
Lowe’s Cos., Inc.	8,705	882,687
Nordstrom, Inc.	1,194	39,533
O'Reilly Automotive, Inc. *	842	320,600
Ollie’s Bargain Outlet Holdings, Inc. *	574	48,612
Pool Corp.	421	79,725
Ross Stores, Inc.	3,924	416,062
Target Corp.	298	25,747
The Home Depot, Inc.	6,862	1,466,341
The TJX Cos., Inc.	13,255	723,193
Tractor Supply Co.	1,314	142,976
Ulta Salon, Cosmetics & Fragrance, Inc. *	614	214,440
Wayfair, Inc., Class A *	668	87,615
Williams-Sonoma, Inc.	152	10,135
		15,705,543

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.3%
Advanced Micro Devices, Inc. *	10,936	333,001
Analog Devices, Inc.	539	63,311
Applied Materials, Inc.	5,560	274,497
Broadcom, Inc.	4,220	1,223,758
Cree, Inc. *	85	5,285
Entegris, Inc.	1,462	63,612
KLA Corp.	1,760	239,923
Lam Research Corp.	1,437	299,773
Maxim Integrated Products, Inc.	1,114	65,938
Microchip Technology, Inc.	708	66,849
Monolithic Power Systems, Inc.	453	67,117
NVIDIA Corp.	6,374	1,075,421
QUALCOMM, Inc.	13,284	971,858
Skyworks Solutions, Inc.	92	7,846
Teradyne, Inc.	1,860	103,658
Texas Instruments, Inc.	10,242	1,280,352
Universal Display Corp.	466	98,363
Versum Materials, Inc.	1,199	62,324
Xilinx, Inc.	2,777	317,161
		6,620,047

Software & Services 23.4%
2U, Inc. *	217	2,778
Accenture plc, Class A	6,962	1,340,742
Adobe, Inc. *	5,321	1,590,234
Akamai Technologies, Inc. *	1,608	141,713
Alliance Data Systems Corp.	59	9,258
Alteryx, Inc., Class A *	493	57,947
Anaplan, Inc. *	894	50,904
ANSYS, Inc. *	913	185,449
Aspen Technology, Inc. *	750	98,903
Atlassian Corp. plc, Class A *	1,145	160,437
Autodesk, Inc. *	1,859	290,320
Automatic Data Processing, Inc.	4,752	791,303
Avalara, Inc. *	469	38,214
Black Knight, Inc. *	1,562	98,906
Booz Allen Hamilton Holding Corp.	1,481	101,819
Broadridge Financial Solutions, Inc.	1,266	160,934
Cadence Design Systems, Inc. *	3,030	223,947
CDK Global, Inc.	1,315	68,209
Ceridian HCM Holding, Inc. *	561	29,907
Citrix Systems, Inc.	1,224	115,350
Cognizant Technology Solutions Corp., Class A	492	32,049
CoreLogic, Inc. *	47	2,142
Coupa Software, Inc. *	667	90,519
DocuSign, Inc. *	1,667	86,217
Dropbox, Inc., Class A *	2,296	54,094
Elastic N.V. *	412	40,718
EPAM Systems, Inc. *	563	109,104
Euronet Worldwide, Inc. *	544	84,815
Fair Isaac Corp. *	309	107,353
Fidelity National Information Services, Inc.	4,074	542,823
FireEye, Inc. *	2,204	33,060
Fiserv, Inc. *	6,160	649,445
FleetCor Technologies, Inc. *	932	264,846
Fortinet, Inc. *	1,567	125,846
Gartner, Inc. *	950	132,364
Genpact Ltd.	1,766	70,075
Global Payments, Inc.	1,704	286,136
GoDaddy, Inc., Class A *	1,922	141,036
Guidewire Software, Inc. *	890	90,851
HubSpot, Inc. *	430	76,850
International Business Machines Corp.	5,861	868,835
Intuit, Inc.	2,719	754,006
Jack Henry & Associates, Inc.	737	102,959
Manhattan Associates, Inc. *	692	58,813

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mastercard, Inc., Class A	9,806	2,669,880
Microsoft Corp.	82,635	11,260,671
MongoDB, Inc. *	264	37,810
New Relic, Inc. *	511	47,610
Nutanix, Inc., Class A *	1,500	34,050
Okta, Inc. *	1,112	145,483
Oracle Corp.	25,095	1,412,848
Pagerduty, Inc. *	106	4,685
Palo Alto Networks, Inc. *	1,004	227,446
Paychex, Inc.	3,507	291,256
Paycom Software, Inc. *	533	128,320
Paylocity Holding Corp. *	357	36,446
PayPal Holdings, Inc. *	12,836	1,417,094
Pegasystems, Inc.	414	31,298
Pluralsight, Inc., Class A *	658	20,194
Proofpoint, Inc. *	602	75,972
PTC, Inc. *	1,129	76,524
RealPage, Inc. *	863	53,920
RingCentral, Inc., Class A *	763	108,331
Sabre Corp.	508	11,943
salesforce.com, Inc. *	8,043	1,242,644
ServiceNow, Inc. *	2,006	556,444
Smartsheet, Inc., Class A *	929	46,366
SolarWinds Corp. *	136	2,437
Splunk, Inc. *	1,634	221,097
Square, Inc., Class A *	3,638	292,532
SS&C Technologies Holdings, Inc.	2,186	104,819
Switch, Inc., Class A	620	8,413
Synopsys, Inc. *	1,631	216,532
Tableau Software, Inc., Class A *	827	140,201
Teradata Corp. *	1,273	46,617
The Trade Desk, Inc., Class A *	412	108,484
The Western Union Co.	1,069	22,449
Total System Services, Inc.	1,903	258,275
Twilio, Inc., Class A *	1,259	175,139
Tyler Technologies, Inc. *	410	95,674
VeriSign, Inc. *	789	166,550
Visa, Inc., Class A	19,006	3,383,068
VMware, Inc., Class A	849	148,142
WEX, Inc. *	468	102,057
Workday, Inc., Class A *	1,742	348,365
Zendesk, Inc. *	1,170	97,765
Zscaler, Inc. *	667	56,208
		36,294,289

Technology Hardware & Equipment 9.8%
Amphenol Corp., Class A	3,184	297,131
Apple, Inc.	50,292	10,714,208
Arista Networks, Inc. *	644	176,102
CDW Corp.	1,579	186,574
Cisco Systems, Inc.	48,137	2,666,790
Cognex Corp.	1,770	77,898
Corning, Inc.	2,664	81,918
Dell Technologies, Inc., Class C *	1,190	68,710
Dolby Laboratories, Inc., Class A	88	5,993
F5 Networks, Inc. *	604	88,619
FLIR Systems, Inc.	143	7,101
HP, Inc.	903	18,999
IPG Photonics Corp. *	27	3,537
Jabil, Inc.	383	11,827
Keysight Technologies, Inc. *	2,036	182,263
Motorola Solutions, Inc.	1,330	220,727
National Instruments Corp.	76	3,174
NCR Corp. *	1,317	44,528
NetApp, Inc.	2,689	157,279
Pure Storage, Inc., Class A *	2,477	37,502
Trimble, Inc. *	455	19,228
Security	Number of Shares	Value ($)
Ubiquiti Networks, Inc.	164	21,112
Zebra Technologies Corp., Class A *	578	121,894
		15,213,114

Telecommunication Services 0.1%
T-Mobile US, Inc. *	1,786	142,398
Zayo Group Holdings, Inc. *	2,450	82,638
		225,036

Transportation 2.1%
Alaska Air Group, Inc.	609	38,586
American Airlines Group, Inc.	470	14,340
C.H. Robinson Worldwide, Inc.	1,122	93,945
CSX Corp.	3,033	213,523
Delta Air Lines, Inc.	1,261	76,972
Expeditors International of Washington, Inc.	1,331	101,622
Genesee & Wyoming, Inc., Class A *	103	11,311
JB Hunt Transport Services, Inc.	295	30,199
JetBlue Airways Corp. *	280	5,384
Landstar System, Inc.	396	44,063
Lyft, Inc., Class A *	37	2,252
Norfolk Southern Corp.	391	74,728
Old Dominion Freight Line, Inc.	303	50,595
Southwest Airlines Co.	3,167	163,196
Uber Technologies, Inc. *	206	8,681
Union Pacific Corp.	7,734	1,391,733
United Airlines Holdings, Inc. *	577	53,032
United Parcel Service, Inc., Class B	7,626	911,078
XPO Logistics, Inc. *	586	39,543
		3,324,783
Total Common Stock
(Cost $132,072,004)		154,484,596

Other Investment Companies 0.2% of net assets

Equity Funds 0.0%
iShares Russell 1000 Growth ETF	300	48,396

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 2.26% (c)	346,150	346,150
Total Other Investment Companies
(Cost $393,310)		394,546

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index, e-mini, expires 09/20/19	9	731,295	(5,068)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $338,254.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received
The Charles Schwab Corp.	$405,247	$307,937	($336,113)	($85,645)	$45,517	$336,943	7,796	$5,040

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$154,484,596	$—	$—	$154,484,596
Other Investment Companies[1]	394,546	—	—	394,546
Liabilities
Futures Contracts[2]	(5,068)	—	—	(5,068)
Total	$154,874,074	$—	$—	$154,874,074
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Aptiv plc	3,305	289,683
BorgWarner, Inc.	2,864	108,259
Ford Motor Co.	54,221	516,726
General Motors Co.	17,217	694,534
Gentex Corp.	3,471	95,175
Harley-Davidson, Inc.	2,211	79,110
Lear Corp.	857	108,650
The Goodyear Tire & Rubber Co.	3,260	44,760
Thor Industries, Inc.	716	42,674
		1,979,571

Banks 11.0%
Associated Banc-Corp.	2,279	49,386
Bank of America Corp.	119,116	3,654,479
Bank of Hawaii Corp.	560	47,740
Bank OZK	1,685	51,527
BankUnited, Inc.	1,357	46,694
BB&T Corp.	10,620	547,249
BOK Financial Corp.	452	37,823
CIT Group, Inc.	1,217	61,519
Citigroup, Inc.	32,014	2,278,116
Citizens Financial Group, Inc.	6,298	234,663
Comerica, Inc.	1,998	146,254
Commerce Bancshares, Inc.	1,346	81,877
Cullen/Frost Bankers, Inc.	784	74,433
East West Bancorp, Inc.	2,017	96,836
F.N.B. Corp.	4,363	52,574
Fifth Third Bancorp	10,092	299,631
First Citizens BancShares, Inc., Class A	103	48,103
First Hawaiian, Inc.	1,823	48,783
First Horizon National Corp.	4,349	71,324
First Republic Bank	1,879	186,697
Huntington Bancshares, Inc.	14,530	207,053
JPMorgan Chase & Co.	44,654	5,179,864
KeyCorp	13,815	253,782
M&T Bank Corp.	1,878	308,461
MGIC Investment Corp. *	4,889	62,824
New York Community Bancorp, Inc.	6,324	72,916
PacWest Bancorp	1,630	62,967
People’s United Financial, Inc.	5,511	90,491
Pinnacle Financial Partners, Inc.	1,044	63,413
Popular, Inc.	1,314	75,634
Prosperity Bancshares, Inc.	904	62,729
Regions Financial Corp.	13,946	222,160
Signature Bank	379	48,307
Sterling Bancorp	2,884	63,015
SunTrust Banks, Inc.	6,162	410,389
SVB Financial Group *	664	154,028
Synovus Financial Corp.	1,948	74,355
TCF Financial Corp.	4,155	88,834
Texas Capital Bancshares, Inc. *	703	44,240
TFS Financial Corp.	624	11,207
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	6,255	893,839
U.S. Bancorp	20,041	1,145,343
Umpqua Holdings Corp.	3,022	52,764
Webster Financial Corp.	1,262	64,362
Wells Fargo & Co.	56,072	2,714,446
Western Alliance Bancorp *	1,204	59,526
Wintrust Financial Corp.	768	54,943
Zions Bancorp NA	2,495	112,450
		20,770,050

Capital Goods 7.2%
3M Co.	1,816	317,291
A.O. Smith Corp.	1,585	72,038
Acuity Brands, Inc.	410	55,030
AECOM *	2,165	77,832
AGCO Corp.	879	67,683
Air Lease Corp.	1,311	54,787
Allegion plc	313	32,408
AMETEK, Inc.	656	58,784
Arconic, Inc.	5,526	138,371
BWX Technologies, Inc.	332	17,898
Carlisle Cos., Inc.	114	16,440
Caterpillar, Inc.	7,091	933,672
Colfax Corp. *	1,248	34,545
Crane Co.	690	57,753
Cummins, Inc.	2,116	347,024
Curtiss-Wright Corp.	579	73,481
Deere & Co.	3,927	650,507
Dover Corp.	1,132	109,634
Eaton Corp. plc	5,869	482,373
Emerson Electric Co.	7,767	503,923
Fastenal Co.	735	22,638
Flowserve Corp.	1,438	71,943
Fluor Corp.	1,989	64,662
Fortive Corp.	3,154	239,862
Fortune Brands Home & Security, Inc.	1,297	71,257
Gardner Denver Holdings, Inc. *	1,780	58,687
Gates Industrial Corp. plc *	564	6,193
General Dynamics Corp.	3,283	610,441
General Electric Co.	119,853	1,252,464
GrafTech International Ltd.	776	8,885
HD Supply Holdings, Inc. *	2,337	94,672
Hexcel Corp.	96	7,849
Honeywell International, Inc.	5,167	891,101
Hubbell, Inc.	324	42,081
Huntington Ingalls Industries, Inc.	113	25,798
IDEX Corp.	521	87,643
Ingersoll-Rand plc	207	25,598
ITT, Inc.	1,198	74,779
Jacobs Engineering Group, Inc.	1,802	148,683
Johnson Controls International plc	12,467	529,099
L3Harris Technologies, Inc. *	1,528	317,213
Lennox International, Inc.	41	10,516
Lincoln Electric Holdings, Inc.	38	3,212
Masco Corp.	4,090	166,749
MSC Industrial Direct Co., Inc., Class A	598	42,488

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nordson Corp.	65	9,208
nVent Electric plc	2,195	54,414
Oshkosh Corp.	948	79,224
Owens Corning	1,488	86,304
PACCAR, Inc.	4,675	327,904
Parker-Hannifin Corp.	1,765	309,016
Pentair plc	2,414	93,687
Quanta Services, Inc.	1,484	55,531
Raytheon Co.	1,469	267,784
Regal Beloit Corp.	602	47,931
Resideo Technologies, Inc. *	1,687	31,817
Roper Technologies, Inc.	1,192	433,471
Sensata Technologies Holding plc *	1,248	59,193
Snap-on, Inc.	757	115,526
Spirit AeroSystems Holdings, Inc., Class A	137	10,527
Stanley Black & Decker, Inc.	2,086	307,873
Teledyne Technologies, Inc. *	492	143,310
Textron, Inc.	3,258	160,619
The Timken Co.	936	42,785
TransDigm Group, Inc. *	125	60,680
Trinity Industries, Inc.	1,533	30,047
United Rentals, Inc. *	312	39,484
United Technologies Corp.	11,240	1,501,664
Univar, Inc. *	2,163	47,846
Valmont Industries, Inc.	310	42,656
WABCO Holdings, Inc. *	111	14,697
Wabtec Corp.	1,593	123,744
Watsco, Inc.	440	71,553
WESCO International, Inc. *	641	32,524
Woodward, Inc.	131	14,677
		13,591,683

Commercial & Professional Services 0.5%
ADT, Inc.	1,509	9,582
Clean Harbors, Inc. *	691	53,767
Equifax, Inc.	264	36,720
IAA, Inc. *	170	7,947
IHS Markit Ltd. *	2,038	131,288
KAR Auction Services, Inc.	115	3,075
ManpowerGroup, Inc.	832	76,003
Nielsen Holdings plc	4,319	100,028
Republic Services, Inc.	2,753	244,053
Stericycle, Inc. *	1,261	57,956
Waste Management, Inc.	1,277	149,409
		869,828

Consumer Durables & Apparel 0.8%
Brunswick Corp.	1,174	57,714
Capri Holdings Ltd. *	1,126	40,074
Carter’s, Inc.	330	30,697
Columbia Sportswear Co.	157	16,639
D.R. Horton, Inc.	4,715	216,560
Garmin Ltd.	2,009	157,887
Hanesbrands, Inc.	1,065	17,136
Leggett & Platt, Inc.	1,813	72,466
Lennar Corp., B Shares	96	3,648
Lennar Corp., Class A	2,265	107,746
Mattel, Inc. *	1,575	22,995
Mohawk Industries, Inc. *	827	103,119
Newell Brands, Inc.	5,278	74,895
Polaris Industries, Inc.	77	7,289
PulteGroup, Inc.	3,602	113,499
PVH Corp.	1,035	92,032
Ralph Lauren Corp.	720	75,046
Skechers U.S.A., Inc., Class A *	1,133	42,986
Tapestry, Inc.	4,059	125,545
Toll Brothers, Inc.	1,822	65,537
Security	Number of Shares	Value ($)
Under Armour, Inc., Class A *	916	21,132
Under Armour, Inc., Class C *	910	18,509
Whirlpool Corp.	861	125,258
		1,608,409

Consumer Services 2.1%
Aramark	3,373	122,069
Caesars Entertainment Corp. *	7,867	93,145
Carnival Corp.	5,540	261,654
Choice Hotels International, Inc.	251	21,538
Dunkin’ Brands Group, Inc.	67	5,371
Extended Stay America, Inc.	2,540	42,469
frontdoor, Inc. *	1,162	53,034
Graham Holdings Co., Class B	57	42,336
Grand Canyon Education, Inc. *	587	63,848
H&R Block, Inc.	2,350	65,071
Hilton Grand Vacations, Inc. *	1,062	34,727
Hyatt Hotels Corp., Class A	528	40,841
International Game Technology plc	1,356	18,103
Las Vegas Sands Corp.	2,474	149,528
McDonald’s Corp.	8,917	1,878,990
MGM Resorts International	6,595	197,982
Norwegian Cruise Line Holdings Ltd. *	2,375	117,420
Royal Caribbean Cruises Ltd.	2,370	275,726
Service Corp. International	1,544	71,240
ServiceMaster Global Holdings, Inc. *	1,565	83,305
Six Flags Entertainment Corp.	984	51,985
Vail Resorts, Inc.	58	14,298
Wyndham Destinations, Inc.	1,317	61,978
Wyndham Hotels & Resorts, Inc.	913	51,630
Wynn Resorts Ltd.	229	29,786
Yum China Holdings, Inc.	990	45,045
Yum! Brands, Inc.	480	54,010
		3,947,129

Diversified Financials 8.2%
Affiliated Managers Group, Inc.	706	60,568
AGNC Investment Corp.	7,322	125,499
Ally Financial, Inc.	5,501	181,038
American Express Co.	4,197	521,981
Ameriprise Financial, Inc.	1,593	231,797
Annaly Capital Management, Inc.	20,315	194,008
AXA Equitable Holdings, Inc.	4,149	93,269
Berkshire Hathaway, Inc., Class B *	27,079	5,562,839
BGC Partners, Inc., Class A	3,901	21,494
BlackRock, Inc.	1,643	768,398
Capital One Financial Corp.	6,487	599,529
Cboe Global Markets, Inc.	1,142	124,832
Chimera Investment Corp.	2,587	49,877
CME Group, Inc.	4,905	953,630
Credit Acceptance Corp. *	16	7,648
Discover Financial Services	2,902	260,425
E*TRADE Financial Corp.	2,728	133,099
Eaton Vance Corp.	1,524	67,818
Evercore, Inc., Class A	357	30,834
Franklin Resources, Inc.	3,903	127,355
Interactive Brokers Group, Inc., Class A	729	37,369
Intercontinental Exchange, Inc.	4,616	405,562
Invesco Ltd.	5,481	105,180
Janus Henderson Group plc	2,228	44,716
Jefferies Financial Group, Inc.	3,602	76,831
Lazard Ltd., Class A	916	35,458
Legg Mason, Inc.	1,166	43,912
MFA Financial, Inc.	6,253	44,897
Morgan Stanley	16,784	747,895
Nasdaq, Inc.	1,621	156,216
Navient Corp.	2,997	42,408

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
New Residential Investment Corp.	5,672	88,994
Northern Trust Corp.	2,764	270,872
OneMain Holdings, Inc.	943	39,087
Raymond James Financial, Inc.	1,315	106,081
Santander Consumer USA Holdings, Inc.	1,422	38,266
SEI Investments Co.	922	54,942
SLM Corp.	5,933	54,050
Starwood Property Trust, Inc.	3,758	87,298
State Street Corp.	5,143	298,757
Synchrony Financial	6,995	250,981
T. Rowe Price Group, Inc.	2,269	257,282
TD Ameritrade Holding Corp.	474	24,221
The Bank of New York Mellon Corp.	11,818	554,501
The Charles Schwab Corp. (a)	6,598	285,166
The Goldman Sachs Group, Inc.	4,561	1,004,013
Two Harbors Investment Corp.	3,683	49,573
Virtu Financial, Inc., Class A	364	7,891
Voya Financial, Inc.	1,862	104,589
		15,432,946

Energy 9.0%
Anadarko Petroleum Corp.	5,107	376,182
Antero Midstream Corp.	3,065	27,953
Antero Resources Corp. *	3,518	16,218
Apache Corp.	5,275	128,815
Apergy Corp. *	1,078	35,067
Baker Hughes, a GE Co.	7,064	179,355
Cabot Oil & Gas Corp.	2,111	40,447
Centennial Resource Development, Inc., Class A *	2,418	14,387
Cheniere Energy, Inc. *	1,348	87,822
Chesapeake Energy Corp. *	17,760	32,146
Chevron Corp.	26,402	3,250,350
Cimarex Energy Co.	1,356	68,709
Concho Resources, Inc.	2,743	267,936
ConocoPhillips	15,694	927,202
Continental Resources, Inc. *	1,179	43,823
Devon Energy Corp.	5,728	154,656
Diamondback Energy, Inc.	1,799	186,071
EOG Resources, Inc.	8,054	691,436
EQT Corp.	3,506	52,976
Equitrans Midstream Corp.	2,582	42,835
Exxon Mobil Corp.	58,619	4,358,909
Halliburton Co.	12,051	277,173
Helmerich & Payne, Inc.	1,460	72,533
Hess Corp.	3,711	240,621
HollyFrontier Corp.	2,175	108,250
Kinder Morgan, Inc.	27,093	558,658
Kosmos Energy Ltd.	4,929	29,623
Marathon Oil Corp.	11,292	158,878
Marathon Petroleum Corp.	9,113	513,882
Murphy Oil Corp.	2,233	53,681
National Oilwell Varco, Inc.	5,261	125,317
Noble Energy, Inc.	6,572	145,110
Occidental Petroleum Corp.	10,386	533,425
ONEOK, Inc.	3,867	270,999
Parsley Energy, Inc., Class A *	1,552	25,748
Patterson-UTI Energy, Inc.	2,930	34,076
PBF Energy, Inc., Class A	1,617	45,163
Phillips 66	6,296	645,718
Pioneer Natural Resources Co.	1,329	183,455
Range Resources Corp.	2,996	17,047
Schlumberger Ltd.	19,219	768,183
Targa Resources Corp.	3,146	122,411
The Williams Cos., Inc.	16,728	412,178
Transocean Ltd. *	7,801	47,430
Security	Number of Shares	Value ($)
Valero Energy Corp.	5,782	492,915
WPX Energy, Inc. *	5,671	59,205
		16,924,974

Food & Staples Retailing 1.7%
Casey’s General Stores, Inc.	383	62,012
Sprouts Farmers Market, Inc. *	881	14,915
The Kroger Co.	10,927	231,215
U.S. Foods Holding Corp. *	3,017	106,711
Walgreens Boots Alliance, Inc.	10,717	583,970
Walmart, Inc.	19,437	2,145,456
		3,144,279

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	13,258	624,054
Archer-Daniels-Midland Co.	7,677	315,371
Beyond Meat, Inc. *(b)	132	25,939
Brown-Forman Corp., Class A	20	1,067
Brown-Forman Corp., Class B	178	9,756
Bunge Ltd.	1,913	111,777
Campbell Soup Co.	976	40,348
ConAgra Brands, Inc.	6,647	191,899
Constellation Brands, Inc., Class A	2,187	430,445
Flowers Foods, Inc.	2,618	62,047
General Mills, Inc.	8,311	441,397
Hormel Foods Corp.	3,822	156,664
Ingredion, Inc.	912	70,489
Kellogg Co.	2,130	124,009
Keurig Dr Pepper, Inc.	2,789	78,482
Lamb Weston Holdings, Inc.	1,508	101,217
McCormick & Co., Inc. — Non Voting Shares	604	95,758
Molson Coors Brewing Co., Class B	2,439	131,682
Mondelez International, Inc., Class A	19,682	1,052,790
PepsiCo, Inc.	3,104	396,722
Philip Morris International, Inc.	21,515	1,798,869
Pilgrim’s Pride Corp. *	531	14,369
Post Holdings, Inc. *	482	51,680
Seaboard Corp.	4	16,327
The Coca-Cola Co.	16,877	888,237
The Hain Celestial Group, Inc. *	1,236	26,908
The Hershey Co.	264	40,059
The JM Smucker Co.	1,515	168,453
The Kraft Heinz Co.	8,618	275,862
TreeHouse Foods, Inc. *	660	39,164
Tyson Foods, Inc., Class A	3,966	315,297
		8,097,138

Health Care Equipment & Services 5.8%
Abbott Laboratories	13,533	1,178,724
Acadia Healthcare Co., Inc. *	1,184	37,817
Anthem, Inc.	2,527	744,480
Baxter International, Inc.	3,528	296,246
Becton, Dickinson & Co.	3,399	859,267
Cantel Medical Corp.	212	19,563
Cardinal Health, Inc.	4,118	188,316
Centene Corp. *	904	47,089
Cigna Corp. *	3,587	609,503
Covetrus, Inc. *	1,312	31,055
CVS Health Corp.	17,992	1,005,213
Danaher Corp.	8,356	1,174,018
DaVita, Inc. *	1,786	106,892
DENTSPLY SIRONA, Inc.	3,072	167,270
Encompass Health Corp.	680	43,411
HCA Healthcare, Inc.	1,495	199,598
Henry Schein, Inc. *	1,771	117,842
Hill-Rom Holdings, Inc.	449	47,881

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hologic, Inc. *	747	38,284
Humana, Inc.	1,064	315,742
ICU Medical, Inc. *	180	45,799
Integra LifeSciences Holdings Corp. *	955	60,537
Laboratory Corp. of America Holdings *	1,274	213,421
McKesson Corp.	2,352	326,810
MEDNAX, Inc. *	1,210	29,730
Medtronic plc	18,591	1,895,167
Molina Healthcare, Inc. *	186	24,697
Premier, Inc., Class A *	696	26,970
Quest Diagnostics, Inc.	1,847	188,542
Steris plc	1,093	162,704
The Cooper Cos., Inc.	579	195,355
Universal Health Services, Inc., Class B	1,119	168,812
WellCare Health Plans, Inc. *	62	17,810
West Pharmaceutical Services, Inc.	256	35,141
Zimmer Biomet Holdings, Inc.	2,851	385,256
		11,004,962

Household & Personal Products 2.9%
Colgate-Palmolive Co.	11,652	835,915
Coty, Inc., Class A	4,027	43,935
Energizer Holdings, Inc.	868	36,525
Herbalife Nutrition Ltd. *	1,219	50,003
Kimberly-Clark Corp.	4,734	642,167
Nu Skin Enterprises, Inc., Class A	746	29,825
Spectrum Brands Holdings, Inc.	480	24,053
The Clorox Co.	318	51,707
The Procter & Gamble Co.	32,226	3,803,957
		5,518,087

Insurance 4.6%
Aflac, Inc.	10,242	539,139
Alleghany Corp. *	174	119,317
American Financial Group, Inc.	1,006	102,994
American International Group, Inc.	12,057	675,071
American National Insurance Co.	93	11,255
Arch Capital Group Ltd. *	4,553	176,156
Arthur J. Gallagher & Co.	2,004	181,222
Assurant, Inc.	835	94,656
Assured Guaranty Ltd.	1,364	59,593
Athene Holding Ltd., Class A *	1,289	52,669
Axis Capital Holdings Ltd.	1,019	64,880
Brighthouse Financial, Inc. *	1,584	62,045
Brown & Brown, Inc.	3,067	110,197
Chubb Ltd.	6,305	963,656
Cincinnati Financial Corp.	2,098	225,178
CNA Financial Corp.	355	17,001
Erie Indemnity Co., Class A	114	25,396
Everest Re Group Ltd.	385	94,956
Fidelity National Financial, Inc.	3,629	155,612
First American Financial Corp.	1,515	87,597
Kemper Corp.	691	60,822
Lincoln National Corp.	2,777	181,449
Loews Corp.	3,627	194,190
Markel Corp. *	171	190,482
Marsh & McLennan Cos., Inc.	864	85,363
Mercury General Corp.	383	21,720
MetLife, Inc.	11,141	550,588
Old Republic International Corp.	3,866	88,184
Primerica, Inc.	164	20,121
Principal Financial Group, Inc.	3,804	220,784
Prudential Financial, Inc.	5,629	570,274
Reinsurance Group of America, Inc.	866	135,027
RenaissanceRe Holdings Ltd.	374	67,750
The Allstate Corp.	4,619	496,081
The Hanover Insurance Group, Inc.	568	73,675
Security	Number of Shares	Value ($)
The Hartford Financial Services Group, Inc.	5,014	288,957
The Progressive Corp.	5,444	440,855
The Travelers Cos., Inc.	3,047	446,751
Torchmark Corp.	1,490	136,067
Unum Group	2,932	93,677
W. R. Berkley Corp.	1,965	136,351
White Mountains Insurance Group Ltd.	41	44,116
Willis Towers Watson plc	1,777	346,906
		8,708,780

Materials 4.3%
Air Products & Chemicals, Inc.	2,621	598,296
Albemarle Corp.	1,463	106,740
Alcoa Corp. *	2,588	58,204
AptarGroup, Inc.	531	64,262
Ardagh Group S.A.	313	5,205
Ashland Global Holdings, Inc.	855	67,955
Avery Dennison Corp.	70	8,041
Axalta Coating Systems Ltd. *	1,926	57,067
Berry Global Group, Inc. *	1,105	49,780
Cabot Corp.	779	34,837
Celanese Corp.	1,748	196,073
CF Industries Holdings, Inc.	2,759	136,736
Corteva, Inc. *	10,344	305,148
Crown Holdings, Inc. *	744	47,623
Domtar Corp.	882	37,441
Dow, Inc. *	10,399	503,728
DuPont de Nemours, Inc.	10,387	749,526
Eagle Materials, Inc.	105	8,692
Eastman Chemical Co.	1,909	143,843
Element Solutions, Inc. *	1,849	18,527
FMC Corp.	1,821	157,371
Freeport-McMoRan, Inc.	19,979	220,968
Graphic Packaging Holding Co.	3,994	59,351
Huntsman Corp.	3,097	63,643
International Flavors & Fragrances, Inc.	1,474	212,241
International Paper Co.	5,499	241,461
Linde plc	7,518	1,438,043
LyondellBasell Industries N.V., Class A	4,059	339,698
Martin Marietta Materials, Inc.	591	146,420
NewMarket Corp.	4	1,686
Newmont Goldcorp Corp.	11,318	413,333
Nucor Corp.	4,248	231,006
Olin Corp.	2,234	44,836
Owens-Illinois, Inc.	2,171	36,842
Packaging Corp. of America	1,312	132,473
PPG Industries, Inc.	2,198	258,023
Reliance Steel & Aluminum Co.	908	90,755
Royal Gold, Inc.	603	69,013
RPM International, Inc.	1,514	102,695
Sealed Air Corp.	1,967	82,201
Silgan Holdings, Inc.	1,044	31,383
Sonoco Products Co.	1,371	82,301
Southern Copper Corp.	291	10,415
Steel Dynamics, Inc.	2,950	92,954
The Chemours Co.	2,228	42,488
The Mosaic Co.	4,858	122,373
United States Steel Corp.	2,418	36,343
Valvoline, Inc.	2,573	51,949
Vulcan Materials Co.	142	19,646
Westlake Chemical Corp.	477	32,231
WestRock Co.	3,531	127,293
		8,189,159

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Media & Entertainment 4.2%
Activision Blizzard, Inc.	9,937	484,329
CBS Corp., Class B — Non Voting Shares	430	22,149
Charter Communications, Inc., Class A *	907	349,540
Cinemark Holdings, Inc.	1,461	58,323
Comcast Corp., Class A	33,095	1,428,711
Discovery, Inc., Class A *	2,216	67,167
Discovery, Inc., Class C *	4,791	135,298
DISH Network Corp., Class A *	3,080	104,289
Electronic Arts, Inc. *	390	36,075
Fox Corp., Class A	4,386	163,686
Fox Corp., Class B *	2,059	76,595
IAC/InterActiveCorp *	438	104,704
John Wiley & Sons, Inc., Class A	587	26,714
Liberty Broadband Corp., Class A *	345	33,876
Liberty Broadband Corp., Class C *	1,442	143,493
Liberty Media Corp. — Liberty Formula One, Class A *	362	13,568
Liberty Media Corp. — Liberty Formula One, Class C *	2,715	106,917
Liberty Media Corp. — Liberty SiriusXM, Class A *	1,176	48,957
Liberty Media Corp. — Liberty SiriusXM, Class C *	2,177	91,129
Lions Gate Entertainment Corp., Class A	622	8,030
Lions Gate Entertainment Corp., Class B	1,454	17,724
News Corp., Class A	5,393	70,972
News Corp., Class B	1,655	22,276
Nexstar Media Group, Inc., Class A	133	13,535
Omnicom Group, Inc.	1,415	113,511
Sinclair Broadcast Group, Inc., Class A	41	2,060
Take-Two Interactive Software, Inc. *	825	101,079
The Interpublic Group of Cos., Inc.	4,766	109,237
The Madison Square Garden Co., Class A *	227	65,839
The New York Times Co., Class A	1,789	63,832
The Walt Disney Co.	24,185	3,458,697
Tribune Media Co., Class A	1,222	56,786
TripAdvisor, Inc. *	126	5,563
Viacom, Inc., Class A	158	5,524
Viacom, Inc., Class B	4,870	147,804
Zillow Group, Inc., Class A *	777	38,726
Zillow Group, Inc., Class C *	1,685	84,183
Zynga, Inc., Class A *	9,338	59,576
		7,940,474

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
Agilent Technologies, Inc.	3,959	274,794
Agios Pharmaceuticals, Inc. *	628	30,213
Alexion Pharmaceuticals, Inc. *	714	80,889
Alkermes plc *	2,128	49,284
Allergan plc	4,545	729,472
Alnylam Pharmaceuticals, Inc. *	235	18,234
Amgen, Inc.	675	125,941
Bio-Rad Laboratories, Inc., Class A *	293	92,266
Biogen, Inc. *	1,753	416,898
Bluebird Bio, Inc. *	773	101,441
Bristol-Myers Squibb Co.	13,388	594,561
Catalent, Inc. *	1,997	112,811
Elanco Animal Health, Inc. *	5,143	169,513
Exelixis, Inc. *	2,408	51,218
Gilead Sciences, Inc.	15,144	992,235
Horizon Therapeutics plc *	2,202	54,808
IQVIA Holdings, Inc. *	1,421	226,181
Jazz Pharmaceuticals plc *	79	11,011
Johnson & Johnson	31,230	4,066,771
Merck & Co., Inc.	1,857	154,112
Moderna, Inc. *	57	747
Security	Number of Shares	Value ($)
Mylan N.V. *	7,140	149,226
Nektar Therapeutics *	1,939	55,184
PerkinElmer, Inc.	1,195	102,913
Perrigo Co., plc	1,751	94,572
Pfizer, Inc.	77,057	2,992,894
QIAGEN N.V. *	3,055	115,235
Regeneron Pharmaceuticals, Inc. *	896	273,065
Thermo Fisher Scientific, Inc.	1,765	490,105
United Therapeutics Corp. *	596	47,227
		12,673,821

Real Estate 5.1%
Alexandria Real Estate Equities, Inc.	1,547	226,419
American Campus Communities, Inc.	1,906	89,106
American Homes 4 Rent, Class A	2,073	50,187
Apartment Investment & Management Co., Class A	2,054	101,755
Apple Hospitality REIT, Inc.	2,952	46,376
AvalonBay Communities, Inc.	1,924	401,712
Boston Properties, Inc.	2,130	283,184
Brandywine Realty Trust	2,537	37,421
Brixmor Property Group, Inc.	4,059	77,040
Camden Property Trust	1,308	135,653
CBRE Group, Inc., Class A *	2,917	154,630
Colony Capital, Inc.	6,512	36,793
Columbia Property Trust, Inc.	1,565	34,320
CoreSite Realty Corp.	110	11,529
Corporate Office Properties Trust	1,528	42,662
Cousins Properties, Inc.	1,985	69,832
CubeSmart	2,593	88,032
CyrusOne, Inc.	1,534	88,052
Digital Realty Trust, Inc.	2,890	330,500
Douglas Emmett, Inc.	2,201	89,845
Duke Realty Corp.	5,025	167,483
Empire State Realty Trust, Inc., Class A	2,008	28,132
EPR Properties	1,015	75,546
Equity Commonwealth	1,628	54,668
Equity Residential	5,055	398,789
Essex Property Trust, Inc.	900	271,998
Extra Space Storage, Inc.	321	36,077
Federal Realty Investment Trust	1,019	134,518
Gaming & Leisure Properties, Inc.	2,761	104,117
HCP, Inc.	6,597	210,642
Healthcare Trust of America, Inc., Class A	2,782	74,919
Highwoods Properties, Inc.	1,407	63,779
Hospitality Properties Trust	2,257	55,770
Host Hotels & Resorts, Inc.	10,260	178,421
Hudson Pacific Properties, Inc.	2,069	73,036
Invitation Homes, Inc.	5,779	158,749
Iron Mountain, Inc.	3,517	103,435
JBG SMITH Properties	1,659	64,917
Jones Lang LaSalle, Inc.	635	92,513
Kilroy Realty Corp.	1,376	109,337
Kimco Realty Corp.	5,606	107,691
Liberty Property Trust	2,056	107,529
Life Storage, Inc.	633	61,711
Medical Properties Trust, Inc.	5,995	104,913
Mid-America Apartment Communities, Inc.	1,558	183,595
National Retail Properties, Inc.	2,209	115,398
Omega Healthcare Investors, Inc.	2,915	105,815
Outfront Media, Inc.	1,691	45,961
Paramount Group, Inc.	2,875	39,761
Park Hotels & Resorts, Inc.	2,732	72,152
Prologis, Inc.	8,711	702,194
Public Storage	493	119,681
Rayonier, Inc.	1,764	51,227
Realty Income Corp.	4,356	301,479
Regency Centers Corp.	2,327	155,211

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retail Properties of America, Inc., Class A	2,837	34,498
Simon Property Group, Inc.	476	77,207
SITE Centers Corp.	2,028	28,899
SL Green Realty Corp.	1,185	96,080
Spirit Realty Capital, Inc.	1,201	52,988
STORE Capital Corp.	2,817	96,370
Sun Communities, Inc.	892	118,467
Taubman Centers, Inc.	803	32,538
The Howard Hughes Corp. *	395	53,325
The Macerich Co.	1,927	63,687
UDR, Inc.	3,658	168,487
Ventas, Inc.	4,952	333,220
VEREIT, Inc.	13,474	122,883
VICI Properties, Inc.	6,262	133,631
Vornado Realty Trust	2,371	152,503
Weingarten Realty Investors	1,668	46,554
Welltower, Inc.	5,597	465,223
Weyerhaeuser Co.	10,274	261,062
WP Carey, Inc.	2,344	202,850
		9,666,684

Retailing 2.0%
Advance Auto Parts, Inc.	712	107,256
AutoNation, Inc. *	753	36,656
Best Buy Co., Inc.	2,542	194,539
CarMax, Inc. *	1,192	104,610
Dick’s Sporting Goods, Inc.	974	36,204
Dollar General Corp.	217	29,082
Dollar Tree, Inc. *	1,494	152,014
Expedia Group, Inc.	251	33,318
Foot Locker, Inc.	1,548	63,561
Genuine Parts Co.	1,943	188,704
Kohl’s Corp.	2,236	120,431
L Brands, Inc.	2,624	68,093
LKQ Corp. *	3,744	100,826
Macy’s, Inc.	4,290	97,512
Penske Automotive Group, Inc.	472	21,698
Qurate Retail, Inc. *	5,525	78,123
Target Corp.	6,548	565,747
The Gap, Inc.	2,940	57,330
The Home Depot, Inc.	6,565	1,402,875
Tiffany & Co.	1,689	158,631
Urban Outfitters, Inc. *	984	23,429
Williams-Sonoma, Inc.	872	58,145
		3,698,784

Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	4,395	516,237
Applied Materials, Inc.	6,124	302,342
Cree, Inc. *	1,327	82,513
Cypress Semiconductor Corp.	4,989	114,597
First Solar, Inc. *	1,129	72,809
Intel Corp.	62,072	3,137,740
Lam Research Corp.	249	51,944
Marvell Technology Group Ltd.	9,133	239,832
Maxim Integrated Products, Inc.	2,319	137,262
Microchip Technology, Inc.	2,331	220,093
Micron Technology, Inc. *	15,275	685,695
MKS Instruments, Inc.	739	62,911
ON Semiconductor Corp. *	5,584	120,112
Qorvo, Inc. *	1,675	122,761
Skyworks Solutions, Inc.	2,273	193,841
		6,060,689

Security	Number of Shares	Value ($)
Software & Services 1.6%
2U, Inc. *	483	6,182
Akamai Technologies, Inc. *	182	16,040
Alliance Data Systems Corp.	562	88,189
Amdocs Ltd.	1,906	121,965
Autodesk, Inc. *	695	108,538
CACI International, Inc., Class A *	334	71,860
Ceridian HCM Holding, Inc. *	158	8,423
Citrix Systems, Inc.	184	17,340
Cognizant Technology Solutions Corp., Class A	7,221	470,376
CoreLogic, Inc. *	1,035	47,165
DXC Technology Co.	3,740	208,580
Fidelity National Information Services, Inc.	3,272	435,941
International Business Machines Corp.	4,853	719,409
Jack Henry & Associates, Inc.	119	16,624
Leidos Holdings, Inc.	1,885	154,759
LogMeIn, Inc.	671	50,976
Nuance Communications, Inc. *	4,125	68,640
Sabre Corp.	3,097	72,810
SolarWinds Corp. *	429	7,688
SS&C Technologies Holdings, Inc.	286	13,714
Symantec Corp.	8,283	178,581
The Western Union Co.	4,578	96,138
VeriSign, Inc. *	457	96,468
		3,076,406

Technology Hardware & Equipment 1.3%
Arrow Electronics, Inc. *	1,160	84,228
Avnet, Inc.	1,478	67,131
Ciena Corp. *	2,182	98,670
Coherent, Inc. *	323	44,849
CommScope Holding Co., Inc. *	2,552	36,443
Corning, Inc.	7,291	224,198
Dell Technologies, Inc., Class C *	590	34,067
Dolby Laboratories, Inc., Class A	769	52,369
EchoStar Corp., Class A *	640	29,133
F5 Networks, Inc. *	60	8,803
FLIR Systems, Inc.	1,711	84,968
Hewlett Packard Enterprise Co.	18,920	271,880
HP, Inc.	20,309	427,301
IPG Photonics Corp. *	469	61,444
Jabil, Inc.	1,650	50,952
Juniper Networks, Inc.	4,723	127,615
Littelfuse, Inc.	328	55,419
Motorola Solutions, Inc.	598	99,244
National Instruments Corp.	1,683	70,282
SYNNEX Corp.	566	55,774
Trimble, Inc. *	2,891	122,174
ViaSat, Inc. *	748	61,029
Western Digital Corp.	4,033	217,338
Xerox Corp.	2,581	82,850
		2,468,161

Telecommunication Services 3.8%
AT&T, Inc.	101,068	3,441,365
CenturyLink, Inc.	15,128	182,897
GCI Liberty, Inc., Class A *	1,368	81,711
Sprint Corp. *	7,990	58,567
T-Mobile US, Inc. *	2,053	163,686
Telephone & Data Systems, Inc.	1,387	44,856
United States Cellular Corp. *	195	9,338
Verizon Communications, Inc.	57,299	3,166,916
		7,149,336

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 1.9%
Alaska Air Group, Inc.	921	58,354
AMERCO	121	46,827
American Airlines Group, Inc.	4,962	151,391
C.H. Robinson Worldwide, Inc.	434	36,339
Copa Holdings S.A., Class A	426	43,069
CSX Corp.	6,861	483,014
Delta Air Lines, Inc.	6,417	391,694
Expeditors International of Washington, Inc.	677	51,689
FedEx Corp.	3,348	570,934
Genesee & Wyoming, Inc., Class A *	633	69,510
JB Hunt Transport Services, Inc.	823	84,250
JetBlue Airways Corp. *	3,835	73,747
Kansas City Southern	1,386	171,504
Kirby Corp. *	832	65,195
Knight-Swift Transportation Holdings, Inc.	1,714	61,430
Landstar System, Inc.	50	5,563
Lyft, Inc., Class A *	399	24,287
Macquarie Infrastructure Corp.	1,043	43,222
Norfolk Southern Corp.	3,198	611,202
Old Dominion Freight Line, Inc.	517	86,329
Ryder System, Inc.	708	37,708
Schneider National, Inc., Class B	729	14,070
Southwest Airlines Co.	2,712	139,749
Uber Technologies, Inc. *	2,226	93,804
United Airlines Holdings, Inc. *	2,594	238,414
XPO Logistics, Inc. *	518	34,955
		3,688,250

Utilities 6.4%
AES Corp.	9,151	153,645
Alliant Energy Corp.	3,319	164,423
Ameren Corp.	3,371	255,151
American Electric Power Co., Inc.	6,860	602,377
American Water Works Co., Inc.	2,491	285,917
Aqua America, Inc.	2,954	123,920
Atmos Energy Corp.	1,583	172,610
Avangrid, Inc.	771	38,974
CenterPoint Energy, Inc.	6,965	202,055
CMS Energy Corp.	3,945	229,678
Consolidated Edison, Inc.	4,530	384,869
Dominion Energy, Inc.	11,092	824,025
DTE Energy Co.	2,540	322,859
Duke Energy Corp.	10,079	874,051
Edison International	4,391	327,305
Entergy Corp.	2,628	277,569
Evergy, Inc.	3,368	203,730
Eversource Energy	4,420	335,301
Exelon Corp.	13,464	606,688
FirstEnergy Corp.	7,390	324,938
Hawaiian Electric Industries, Inc.	1,493	66,886
IDACORP, Inc.	693	70,728
MDU Resources Group, Inc.	2,663	71,209
National Fuel Gas Co.	1,120	53,469
Security	Number of Shares	Value ($)
NextEra Energy, Inc.	6,622	1,371,880
NiSource, Inc.	5,218	154,922
NRG Energy, Inc.	3,696	126,181
OGE Energy Corp.	2,784	119,573
PG&E Corp. *	7,371	133,636
Pinnacle West Capital Corp.	1,530	139,567
PPL Corp.	9,958	295,056
Public Service Enterprise Group, Inc.	6,950	397,192
Sempra Energy	3,806	515,447
The Southern Co.	14,413	810,011
UGI Corp.	2,411	123,178
Vistra Energy Corp.	5,677	121,828
WEC Energy Group, Inc.	4,347	371,495
Xcel Energy, Inc.	7,098	423,112
		12,075,455
Total Common Stock
(Cost $176,259,129)		188,285,055

Other Investment Companies 0.2% of net assets

Equity Funds 0.1%
iShares Russell 1000 Value ETF	850	109,174

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26% (c)	192,932	192,932

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.26% (c)	19,870	19,870
Total Other Investment Companies
(Cost $320,364)		321,976

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 09/20/19	10	631,900	(2,928)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $19,651.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2019:
	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received
The Charles Schwab Corp.	$—	$265,347	$—	$—	$19,819	$285,166	6,598	$—

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$188,285,055	$—	$—	$188,285,055
Other Investment Companies[1]	321,976	—	—	321,976
Liabilities
Futures Contracts[2]	(2,928)	—	—	(2,928)
Total	$188,604,103	$—	$—	$188,604,103
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.7%
Aptiv plc	11,166	978,700
BorgWarner, Inc.	8,944	338,083
Gentex Corp.	11,090	304,088
Harley-Davidson, Inc.	6,867	245,701
Lear Corp.	2,690	341,038
The Goodyear Tire & Rubber Co.	10,156	139,442
Thor Industries, Inc.	2,310	137,676
		2,484,728

Banks 4.2%
Associated Banc-Corp.	6,956	150,737
Bank of Hawaii Corp.	1,769	150,807
Bank OZK	5,232	159,995
BankUnited, Inc.	4,161	143,180
BOK Financial Corp.	1,401	117,236
CIT Group, Inc.	4,152	209,884
Citizens Financial Group, Inc.	19,875	740,542
Comerica, Inc.	6,664	487,805
Commerce Bancshares, Inc.	4,327	263,211
Cullen/Frost Bankers, Inc.	2,436	231,274
East West Bancorp, Inc.	6,318	303,327
F.N.B. Corp.	14,169	170,736
Fifth Third Bancorp	31,818	944,676
First Citizens BancShares, Inc., Class A	321	149,913
First Hawaiian, Inc.	5,833	156,091
First Horizon National Corp.	13,434	220,318
First Republic Bank	7,209	716,286
Huntington Bancshares, Inc.	45,163	643,573
KeyCorp	43,527	799,591
LendingTree, Inc. *	338	109,019
M&T Bank Corp.	5,911	970,882
MGIC Investment Corp. *	15,391	197,774
New York Community Bancorp, Inc.	19,597	225,953
PacWest Bancorp	5,103	197,129
People’s United Financial, Inc.	17,200	282,424
Pinnacle Financial Partners, Inc.	3,265	198,316
Popular, Inc.	4,156	239,219
Prosperity Bancshares, Inc.	2,886	200,260
Regions Financial Corp.	43,956	700,219
Signature Bank	2,344	298,766
Sterling Bancorp	8,961	195,798
SunTrust Banks, Inc.	19,243	1,281,584
SVB Financial Group *	2,253	522,628
Synovus Financial Corp.	6,559	250,357
TCF Financial Corp.	13,034	278,667
Texas Capital Bancshares, Inc. *	2,199	138,383
TFS Financial Corp.	2,169	38,955
Umpqua Holdings Corp.	9,449	164,980
Webster Financial Corp.	3,930	200,430
Western Alliance Bancorp *	4,186	206,956
Security	Number of Shares	Value ($)
Wintrust Financial Corp.	2,458	175,845
Zions Bancorp NA	7,813	352,132
		14,185,858

Capital Goods 9.0%
A.O. Smith Corp.	6,002	272,791
Acuity Brands, Inc.	1,705	228,845
AECOM *	6,711	241,260
AGCO Corp.	2,741	211,057
Air Lease Corp.	4,493	187,762
Allegion plc	4,083	422,754
Allison Transmission Holdings, Inc.	4,958	227,820
AMETEK, Inc.	9,862	883,734
Arconic, Inc.	17,328	433,893
Armstrong World Industries, Inc.	2,130	208,122
BWX Technologies, Inc.	4,088	220,384
Carlisle Cos., Inc.	2,437	351,440
Colfax Corp. *	3,965	109,751
Crane Co.	2,187	183,052
Cummins, Inc.	6,671	1,094,044
Curtiss-Wright Corp.	1,856	235,545
Donaldson Co., Inc.	5,558	277,622
Dover Corp.	6,287	608,896
Fastenal Co.	24,802	763,902
Flowserve Corp.	5,700	285,171
Fluor Corp.	6,028	195,970
Fortive Corp.	12,817	974,733
Fortune Brands Home & Security, Inc.	6,060	332,936
Gardner Denver Holdings, Inc. *	5,611	184,995
Gates Industrial Corp. plc *	2,005	22,015
Graco, Inc.	7,156	344,060
GrafTech International Ltd.	2,568	29,404
HD Supply Holdings, Inc. *	7,354	297,911
HEICO Corp.	1,675	229,056
HEICO Corp., Class A	3,324	350,316
Hexcel Corp.	3,688	301,531
Hubbell, Inc.	2,360	306,517
Huntington Ingalls Industries, Inc.	1,767	403,406
IDEX Corp.	3,277	551,257
Ingersoll-Rand plc	10,448	1,292,000
ITT, Inc.	3,788	236,447
Jacobs Engineering Group, Inc.	5,727	472,535
L3Harris Technologies, Inc. *	9,585	1,989,846
Lennox International, Inc.	1,533	393,184
Lincoln Electric Holdings, Inc.	2,597	219,498
Masco Corp.	12,688	517,290
MSC Industrial Direct Co., Inc., Class A	1,899	134,924
Nordson Corp.	2,486	352,167
nVent Electric plc	6,785	168,200
Oshkosh Corp.	3,015	251,964
Owens Corning	4,681	271,498
PACCAR, Inc.	14,720	1,032,461
Parker-Hannifin Corp.	5,555	972,569
Pentair plc	7,447	289,018
Quanta Services, Inc.	6,169	230,844
Regal Beloit Corp.	1,860	148,093

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Resideo Technologies, Inc. *	5,251	99,034
Rockwell Automation, Inc.	5,115	822,390
Sensata Technologies Holding plc *	6,898	327,172
Snap-on, Inc.	2,381	363,364
Spirit AeroSystems Holdings, Inc., Class A	4,462	342,860
Stanley Black & Decker, Inc.	6,573	970,109
Teledyne Technologies, Inc. *	1,551	451,775
Textron, Inc.	10,102	498,029
The Middleby Corp. *	2,404	323,050
The Timken Co.	2,875	131,416
The Toro Co.	4,586	333,952
TransDigm Group, Inc. *	2,135	1,036,414
Trinity Industries, Inc.	4,607	90,297
United Rentals, Inc. *	3,416	432,295
Univar, Inc. *	6,837	151,234
Valmont Industries, Inc.	921	126,730
W.W. Grainger, Inc.	1,930	561,688
WABCO Holdings, Inc. *	2,216	293,421
Wabtec Corp.	6,900	535,992
Watsco, Inc.	1,389	225,879
WESCO International, Inc. *	1,934	98,131
Woodward, Inc.	2,370	265,535
Xylem, Inc.	7,771	623,934
		30,049,191

Commercial & Professional Services 2.7%
ADT, Inc.	4,776	30,328
Cintas Corp.	3,708	965,711
Clean Harbors, Inc. *	2,237	174,061
Copart, Inc. *	8,572	664,587
CoStar Group, Inc. *	1,561	960,639
Equifax, Inc.	5,221	726,189
IAA, Inc. *	5,730	267,877
IHS Markit Ltd. *	17,180	1,106,736
KAR Auction Services, Inc.	5,711	152,712
ManpowerGroup, Inc.	2,594	236,962
Nielsen Holdings plc	15,354	355,599
Republic Services, Inc.	9,257	820,633
Robert Half International, Inc.	5,024	303,500
Rollins, Inc.	6,092	204,265
Stericycle, Inc. *	3,841	176,532
TransUnion	8,119	672,172
Verisk Analytics, Inc.	6,926	1,050,813
		8,869,316

Consumer Durables & Apparel 2.7%
Brunswick Corp.	3,727	183,219
Capri Holdings Ltd. *	6,183	220,053
Carter’s, Inc.	1,924	178,970
Columbia Sportswear Co.	1,281	135,760
D.R. Horton, Inc.	14,760	677,927
Garmin Ltd.	6,295	494,724
Hanesbrands, Inc.	15,597	250,956
Hasbro, Inc.	5,030	609,435
Leggett & Platt, Inc.	5,717	228,508
Lennar Corp., B Shares	646	24,548
Lennar Corp., Class A	12,222	581,401
lululemon Athletica, Inc. *	5,120	978,381
Mattel, Inc. *	14,980	218,708
Mohawk Industries, Inc. *	2,584	322,199
Newell Brands, Inc.	16,491	234,007
NVR, Inc. *	138	461,491
Polaris Industries, Inc.	2,504	237,054
PulteGroup, Inc.	11,127	350,612
PVH Corp.	3,210	285,433
Ralph Lauren Corp.	2,263	235,872
Roku, Inc. *	3,536	365,375
Security	Number of Shares	Value ($)
Skechers U.S.A., Inc., Class A *	5,665	214,930
Tapestry, Inc.	12,605	389,873
Tempur Sealy International, Inc. *	1,971	158,114
Toll Brothers, Inc.	5,849	210,389
Under Armour, Inc., Class A *	8,108	187,052
Under Armour, Inc., Class C *	8,478	172,442
Whirlpool Corp.	2,686	390,759
		8,998,192

Consumer Services 3.4%
Aramark	10,568	382,456
Bright Horizons Family Solutions, Inc. *	2,490	378,654
Caesars Entertainment Corp. *	24,778	293,371
Chipotle Mexican Grill, Inc. *	1,109	882,243
Choice Hotels International, Inc.	1,451	124,510
Darden Restaurants, Inc.	5,337	648,766
Domino’s Pizza, Inc.	1,781	435,508
Dunkin’ Brands Group, Inc.	3,593	288,015
Extended Stay America, Inc.	8,173	136,653
frontdoor, Inc. *	3,673	167,636
Graham Holdings Co., Class B	183	135,920
Grand Canyon Education, Inc. *	2,045	222,435
H&R Block, Inc.	8,857	245,250
Hilton Grand Vacations, Inc. *	3,878	126,811
Hilton Worldwide Holdings, Inc.	12,466	1,203,592
Hyatt Hotels Corp., Class A	1,627	125,848
International Game Technology plc	4,228	56,444
MGM Resorts International	22,553	677,041
Norwegian Cruise Line Holdings Ltd. *	9,308	460,187
Planet Fitness, Inc., Class A *	3,689	290,177
Royal Caribbean Cruises Ltd.	7,440	865,570
Service Corp. International	7,685	354,586
ServiceMaster Global Holdings, Inc. *	5,935	315,920
Six Flags Entertainment Corp.	3,427	181,048
The Wendy’s Co.	8,126	147,812
Vail Resorts, Inc.	1,747	430,670
Wyndham Destinations, Inc.	3,997	188,099
Wyndham Hotels & Resorts, Inc.	4,164	235,474
Wynn Resorts Ltd.	4,242	551,757
Yum China Holdings, Inc.	15,705	714,577
		11,267,030

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	2,196	188,395
AGNC Investment Corp.	23,277	398,968
Ally Financial, Inc.	17,251	567,730
Ameriprise Financial, Inc.	5,802	844,249
Annaly Capital Management, Inc.	63,138	602,968
AXA Equitable Holdings, Inc.	12,798	287,699
BGC Partners, Inc., Class A	12,408	68,368
Cboe Global Markets, Inc.	4,801	524,797
Chimera Investment Corp.	8,136	156,862
Credit Acceptance Corp. *	450	215,113
Discover Financial Services	14,023	1,258,424
E*TRADE Financial Corp.	10,619	518,101
Eaton Vance Corp.	4,815	214,267
Evercore, Inc., Class A	1,760	152,011
FactSet Research Systems, Inc.	1,629	451,722
Franklin Resources, Inc.	12,245	399,554
Interactive Brokers Group, Inc., Class A	3,166	162,289
Invesco Ltd.	17,103	328,207
Janus Henderson Group plc	7,074	141,975
Jefferies Financial Group, Inc.	11,187	238,619
Lazard Ltd., Class A	4,639	179,576
Legg Mason, Inc.	3,647	137,346
LPL Financial Holdings, Inc.	3,610	302,771
MarketAxess Holdings, Inc.	1,596	537,916

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MFA Financial, Inc.	19,356	138,976
Morningstar, Inc.	856	130,095
MSCI, Inc.	3,569	811,019
Nasdaq, Inc.	5,029	484,645
Navient Corp.	9,238	130,718
New Residential Investment Corp.	17,878	280,506
Northern Trust Corp.	8,680	850,640
OneMain Holdings, Inc.	2,808	116,392
Raymond James Financial, Inc.	5,477	441,830
Santander Consumer USA Holdings, Inc.	4,555	122,575
SEI Investments Co.	5,606	334,061
SLM Corp.	18,901	172,188
Starwood Property Trust, Inc.	11,762	273,231
State Street Corp.	16,162	938,851
Synchrony Financial	29,877	1,071,987
T. Rowe Price Group, Inc.	10,001	1,134,013
Two Harbors Investment Corp.	11,760	158,290
Virtu Financial, Inc., Class A	2,092	45,355
Voya Financial, Inc.	6,236	350,276
		16,863,575

Energy 4.1%
Antero Midstream Corp.	9,637	87,889
Antero Resources Corp. *	11,748	54,158
Apache Corp.	16,313	398,363
Apergy Corp. *	3,321	108,032
Baker Hughes, a GE Co.	22,394	568,584
Cabot Oil & Gas Corp.	18,082	346,451
Centennial Resource Development, Inc., Class A *	7,744	46,077
Cheniere Energy, Inc. *	10,105	658,341
Chesapeake Energy Corp. *(a)	55,941	101,253
Cimarex Energy Co.	4,357	220,769
Concho Resources, Inc.	8,630	842,978
Continental Resources, Inc. *	3,748	139,313
Devon Energy Corp.	17,983	485,541
Diamondback Energy, Inc.	7,132	737,663
EQT Corp.	10,910	164,850
Equitrans Midstream Corp.	8,861	147,004
Halliburton Co.	37,801	869,423
Helmerich & Payne, Inc.	4,636	230,317
Hess Corp.	11,663	756,229
HollyFrontier Corp.	6,866	341,721
Kosmos Energy Ltd.	15,609	93,810
Marathon Oil Corp.	35,437	498,599
Murphy Oil Corp.	7,160	172,126
National Oilwell Varco, Inc.	16,661	396,865
Noble Energy, Inc.	20,604	454,936
ONEOK, Inc.	17,848	1,250,788
Parsley Energy, Inc., Class A *	11,545	191,532
Patterson-UTI Energy, Inc.	8,864	103,088
PBF Energy, Inc., Class A	5,189	144,929
Pioneer Natural Resources Co.	7,268	1,003,275
Range Resources Corp.	9,129	51,944
Targa Resources Corp.	9,928	386,299
The Williams Cos., Inc.	52,675	1,297,912
Transocean Ltd. *	25,156	152,949
WPX Energy, Inc. *	18,021	188,139
		13,692,147

Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	1,580	255,818
Sprouts Farmers Market, Inc. *	5,105	86,428
The Kroger Co.	34,485	729,702
U.S. Foods Holding Corp. *	9,466	334,812
		1,406,760

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 2.7%
Archer-Daniels-Midland Co.	24,173	993,027
Beyond Meat, Inc. *(a)	418	82,141
Brown-Forman Corp., Class A	2,169	115,738
Brown-Forman Corp., Class B	7,481	410,034
Bunge Ltd.	5,971	348,886
Campbell Soup Co.	7,212	298,144
ConAgra Brands, Inc.	20,929	604,220
Flowers Foods, Inc.	8,500	201,450
Hormel Foods Corp.	12,056	494,175
Ingredion, Inc.	2,900	224,141
Kellogg Co.	10,684	622,022
Lamb Weston Holdings, Inc.	6,341	425,608
McCormick & Co., Inc. — Non Voting Shares	5,325	844,226
Molson Coors Brewing Co., Class B	7,569	408,650
Pilgrim’s Pride Corp. *	2,250	60,885
Post Holdings, Inc. *	2,820	302,360
Seaboard Corp.	11	44,898
The Hain Celestial Group, Inc. *	3,870	84,250
The Hershey Co.	6,265	950,651
The JM Smucker Co.	4,766	529,932
TreeHouse Foods, Inc. *	2,418	143,484
Tyson Foods, Inc., Class A	12,487	992,717
		9,181,639

Health Care Equipment & Services 6.2%
ABIOMED, Inc. *	1,923	535,671
Acadia Healthcare Co., Inc. *	3,724	118,945
Align Technology, Inc. *	3,434	717,981
AmerisourceBergen Corp.	6,585	573,883
Cantel Medical Corp.	1,621	149,586
Cardinal Health, Inc.	12,939	591,700
Centene Corp. *	17,752	924,702
Cerner Corp.	14,049	1,006,611
Chemed Corp.	672	272,422
Covetrus, Inc. *	4,149	98,207
DaVita, Inc. *	5,517	330,192
DENTSPLY SIRONA, Inc.	9,668	526,423
DexCom, Inc. *	3,927	616,029
Encompass Health Corp.	4,221	269,469
Guardant Health, Inc. *	1,497	140,703
Henry Schein, Inc. *	6,460	429,848
Hill-Rom Holdings, Inc.	2,903	309,576
Hologic, Inc. *	11,548	591,835
ICU Medical, Inc. *	838	213,221
IDEXX Laboratories, Inc. *	3,685	1,039,354
Insulet Corp. *	2,577	316,816
Integra LifeSciences Holdings Corp. *	3,057	193,783
Laboratory Corp. of America Holdings *	4,259	713,468
Masimo Corp. *	2,044	322,645
McKesson Corp.	8,323	1,156,481
Medidata Solutions, Inc. *	2,614	238,841
MEDNAX, Inc. *	3,641	89,459
Molina Healthcare, Inc. *	2,703	358,904
Penumbra, Inc. *	1,364	228,606
Premier, Inc., Class A *	2,248	87,110
Quest Diagnostics, Inc.	5,825	594,616
ResMed, Inc.	6,156	792,277
Steris plc	3,632	540,660
Teleflex, Inc.	2,001	679,820
The Cooper Cos., Inc.	2,110	711,914
Universal Health Services, Inc., Class B	3,504	528,613
Varian Medical Systems, Inc. *	3,948	463,377
Veeva Systems, Inc., Class A *	5,523	916,266
WellCare Health Plans, Inc. *	2,173	624,194

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	3,178	436,244
Zimmer Biomet Holdings, Inc.	8,900	1,202,657
		20,653,109

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	10,676	805,397
Coty, Inc., Class A	12,611	137,586
Energizer Holdings, Inc.	2,735	115,089
Herbalife Nutrition Ltd. *	4,417	181,185
Nu Skin Enterprises, Inc., Class A	2,372	94,833
Spectrum Brands Holdings, Inc.	1,532	76,769
The Clorox Co.	5,534	899,828
		2,310,687

Insurance 4.0%
Alleghany Corp. *	607	416,238
American Financial Group, Inc.	3,175	325,057
American National Insurance Co.	320	38,726
Arch Capital Group Ltd. *	16,626	643,260
Arthur J. Gallagher & Co.	7,971	720,818
Assurant, Inc.	2,666	302,218
Assured Guaranty Ltd.	4,312	188,391
Athene Holding Ltd., Class A *	6,719	274,538
Axis Capital Holdings Ltd.	3,587	228,384
Brighthouse Financial, Inc. *	5,000	195,850
Brown & Brown, Inc.	10,221	367,241
Cincinnati Financial Corp.	6,598	708,163
CNA Financial Corp.	1,235	59,144
Erie Indemnity Co., Class A	1,068	237,918
Everest Re Group Ltd.	1,743	429,894
Fidelity National Financial, Inc.	11,464	491,576
First American Financial Corp.	4,741	274,125
Kemper Corp.	2,660	234,133
Lincoln National Corp.	8,756	572,117
Loews Corp.	11,399	610,302
Markel Corp. *	588	654,991
Mercury General Corp.	1,192	67,598
Old Republic International Corp.	12,150	277,142
Primerica, Inc.	1,830	224,523
Principal Financial Group, Inc.	11,984	695,551
Reinsurance Group of America, Inc.	2,718	423,791
RenaissanceRe Holdings Ltd.	1,890	342,374
The Hanover Insurance Group, Inc.	1,752	227,252
The Hartford Financial Services Group, Inc.	15,626	900,526
Torchmark Corp.	4,675	426,921
Unum Group	9,200	293,940
W. R. Berkley Corp.	6,206	430,634
White Mountains Insurance Group Ltd.	134	144,184
Willis Towers Watson plc	5,595	1,092,256
		13,519,776

Materials 5.1%
Albemarle Corp.	4,562	332,844
Alcoa Corp. *	8,045	180,932
AptarGroup, Inc.	2,728	330,143
Ardagh Group S.A.	799	13,287
Ashland Global Holdings, Inc.	2,715	215,788
Avery Dennison Corp.	3,657	420,080
Axalta Coating Systems Ltd. *	8,901	263,737
Ball Corp.	14,339	1,024,952
Berry Global Group, Inc. *	5,721	257,731
Cabot Corp.	2,484	111,084
Celanese Corp.	5,476	614,243
CF Industries Holdings, Inc.	9,592	475,380
Corteva, Inc. *	32,556	960,402
Crown Holdings, Inc. *	5,620	359,736
Security	Number of Shares	Value ($)
Domtar Corp.	2,734	116,058
Eagle Materials, Inc.	1,964	162,580
Eastman Chemical Co.	6,009	452,778
Element Solutions, Inc. *	9,955	99,749
FMC Corp.	5,703	492,853
Freeport-McMoRan, Inc.	62,867	695,309
Graphic Packaging Holding Co.	12,786	190,000
Huntsman Corp.	9,730	199,951
International Flavors & Fragrances, Inc.	4,630	666,674
International Paper Co.	17,243	757,140
Martin Marietta Materials, Inc.	2,708	670,907
NewMarket Corp.	295	124,375
Newmont Goldcorp Corp.	35,482	1,295,803
Nucor Corp.	13,228	719,339
Olin Corp.	7,203	144,564
Owens-Illinois, Inc.	6,632	112,545
Packaging Corp. of America	4,070	410,948
Reliance Steel & Aluminum Co.	2,826	282,459
Royal Gold, Inc.	2,832	324,122
RPM International, Inc.	5,597	379,644
Sealed Air Corp.	6,749	282,041
Silgan Holdings, Inc.	3,338	100,340
Sonoco Products Co.	4,277	256,748
Steel Dynamics, Inc.	9,214	290,333
The Chemours Co.	7,137	136,103
The Mosaic Co.	15,200	382,888
The Scotts Miracle-Gro Co.	1,711	191,940
United States Steel Corp.	7,342	110,350
Valvoline, Inc.	8,095	163,438
Vulcan Materials Co.	5,700	788,595
W.R. Grace & Co.	2,479	168,101
Westlake Chemical Corp.	1,514	102,301
WestRock Co.	11,071	399,110
		17,230,425

Media & Entertainment 4.0%
Altice USA, Inc., Class A *	14,270	368,309
AMC Networks, Inc., Class A *	1,858	99,180
Cable One, Inc.	190	231,192
CBS Corp., Class B — Non Voting Shares	14,359	739,632
Cinemark Holdings, Inc.	4,596	183,472
Discovery, Inc., Class A *	6,755	204,744
Discovery, Inc., Class C *	15,162	428,175
DISH Network Corp., Class A *	9,636	326,275
Fox Corp., Class A	15,261	569,541
Fox Corp., Class B *	7,035	261,702
IAC/InterActiveCorp *	3,225	770,936
John Wiley & Sons, Inc., Class A	1,930	87,834
Liberty Broadband Corp., Class A *	1,063	104,376
Liberty Broadband Corp., Class C *	4,582	455,955
Liberty Media Corp. — Liberty Formula One, Class A *	1,058	39,654
Liberty Media Corp. — Liberty Formula One, Class C *	8,593	338,392
Liberty Media Corp. — Liberty SiriusXM, Class A *	3,608	150,201
Liberty Media Corp. — Liberty SiriusXM, Class C *	6,829	285,862
Lions Gate Entertainment Corp., Class A	2,252	29,073
Lions Gate Entertainment Corp., Class B	4,381	53,404
Live Nation Entertainment, Inc. *	5,601	403,608
Match Group, Inc.	2,364	177,986
News Corp., Class A	16,446	216,429
News Corp., Class B	5,352	72,038
Nexstar Media Group, Inc., Class A	1,952	198,655
Omnicom Group, Inc.	9,470	759,683
Sinclair Broadcast Group, Inc., Class A	2,618	131,554
Sirius XM Holdings, Inc.	61,520	385,115

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spotify Technology S.A. *	5,120	793,293
Take-Two Interactive Software, Inc. *	4,868	596,427
The Interpublic Group of Cos., Inc.	16,644	381,480
The Madison Square Garden Co., Class A *	801	232,322
The New York Times Co., Class A	7,025	250,652
Tribune Media Co., Class A	3,765	174,960
TripAdvisor, Inc. *	4,592	202,737
Twitter, Inc. *	32,676	1,382,522
Viacom, Inc., Class A	423	14,788
Viacom, Inc., Class B	15,373	466,571
World Wrestling Entertainment, Inc., Class A	1,896	137,991
Zillow Group, Inc., Class A *	2,415	120,364
Zillow Group, Inc., Class C *	5,349	267,236
Zynga, Inc., Class A *	36,826	234,950
		13,329,270

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Agilent Technologies, Inc.	13,778	956,331
Agios Pharmaceuticals, Inc. *	2,231	107,333
Alkermes plc *	6,821	157,974
Alnylam Pharmaceuticals, Inc. *	4,596	356,604
Bio-Rad Laboratories, Inc., Class A *	915	288,133
Bio-Techne Corp.	1,626	341,704
BioMarin Pharmaceutical, Inc. *	7,756	615,206
Bluebird Bio, Inc. *	2,389	313,508
Bruker Corp.	4,509	215,756
Catalent, Inc. *	6,291	355,379
Charles River Laboratories International, Inc. *	2,075	279,171
Elanco Animal Health, Inc. *	16,213	534,380
Exact Sciences Corp. *	5,543	638,055
Exelixis, Inc. *	12,879	273,936
Horizon Therapeutics plc *	7,907	196,805
Incyte Corp. *	7,710	654,733
Ionis Pharmaceuticals, Inc. *	5,550	365,523
IQVIA Holdings, Inc. *	7,791	1,240,093
Jazz Pharmaceuticals plc *	2,402	334,791
Mettler-Toledo International, Inc. *	1,061	802,912
Moderna, Inc. *	1,117	14,633
Mylan N.V. *	22,323	466,551
Nektar Therapeutics *	7,292	207,530
Neurocrine Biosciences, Inc. *	3,920	377,849
PerkinElmer, Inc.	4,789	412,429
Perrigo Co., plc	5,456	294,679
PRA Health Sciences, Inc. *	2,539	253,671
QIAGEN N.V. *	9,596	361,961
Sage Therapeutics, Inc. *	2,177	349,060
Sarepta Therapeutics, Inc. *	3,067	456,523
Seattle Genetics, Inc. *	4,734	358,411
United Therapeutics Corp. *	1,878	148,813
Waters Corp. *	2,987	628,943
		13,359,380

Real Estate 9.3%
Alexandria Real Estate Equities, Inc.	4,841	708,529
American Campus Communities, Inc.	5,928	277,134
American Homes 4 Rent, Class A	11,152	269,990
Americold Realty Trust	8,262	277,025
Apartment Investment & Management Co., Class A	6,412	317,650
Apple Hospitality REIT, Inc.	9,076	142,584
AvalonBay Communities, Inc.	6,038	1,260,674
Boston Properties, Inc.	6,708	891,829
Brandywine Realty Trust	7,579	111,790
Brixmor Property Group, Inc.	12,804	243,020
Brookfield Property REIT, Inc., Class A	4,128	79,712
Camden Property Trust	4,045	419,507
CBRE Group, Inc., Class A *	14,510	769,175
Security	Number of Shares	Value ($)
Colony Capital, Inc.	20,542	116,062
Columbia Property Trust, Inc.	4,990	109,431
CoreSite Realty Corp.	1,590	166,648
Corporate Office Properties Trust	4,889	136,501
Cousins Properties, Inc.	6,325	222,514
CubeSmart	8,116	275,538
CyrusOne, Inc.	4,822	276,783
Digital Realty Trust, Inc.	9,013	1,030,727
Douglas Emmett, Inc.	6,993	285,454
Duke Realty Corp.	15,598	519,881
Empire State Realty Trust, Inc., Class A	6,290	88,123
EPR Properties	3,257	242,419
Equity Commonwealth	5,193	174,381
Equity LifeStyle Properties, Inc.	3,713	461,340
Equity Residential	15,866	1,251,669
Essex Property Trust, Inc.	2,838	857,700
Extra Space Storage, Inc.	5,360	602,410
Federal Realty Investment Trust	3,235	427,052
Gaming & Leisure Properties, Inc.	8,766	330,566
HCP, Inc.	20,757	662,771
Healthcare Trust of America, Inc., Class A	8,794	236,822
Highwoods Properties, Inc.	4,452	201,809
Hospitality Properties Trust	7,004	173,069
Host Hotels & Resorts, Inc.	31,850	553,872
Hudson Pacific Properties, Inc.	6,618	233,615
Invitation Homes, Inc.	18,334	503,635
Iron Mountain, Inc.	12,354	363,331
JBG SMITH Properties	5,327	208,446
Jones Lang LaSalle, Inc.	2,228	324,597
Kilroy Realty Corp.	4,293	341,122
Kimco Realty Corp.	17,552	337,174
Lamar Advertising Co., Class A	3,697	299,161
Liberty Property Trust	6,408	335,138
Life Storage, Inc.	1,995	194,493
Medical Properties Trust, Inc.	18,892	330,610
Mid-America Apartment Communities, Inc.	4,925	580,362
National Retail Properties, Inc.	7,025	366,986
Omega Healthcare Investors, Inc.	9,260	336,138
Outfront Media, Inc.	6,111	166,097
Paramount Group, Inc.	8,686	120,127
Park Hotels & Resorts, Inc.	8,746	230,982
Rayonier, Inc.	5,605	162,769
Realty Income Corp.	13,656	945,132
Regency Centers Corp.	7,223	481,774
Retail Properties of America, Inc., Class A	9,343	113,611
SBA Communications Corp. *	4,865	1,193,920
SITE Centers Corp.	6,132	87,381
SL Green Realty Corp.	3,657	296,510
Spirit Realty Capital, Inc.	3,757	165,759
STORE Capital Corp.	8,942	305,906
Sun Communities, Inc.	3,669	487,280
Taubman Centers, Inc.	2,522	102,191
The Howard Hughes Corp. *	1,739	234,765
The Macerich Co.	6,164	203,720
UDR, Inc.	12,106	557,602
Ventas, Inc.	15,538	1,045,552
VEREIT, Inc.	42,235	385,183
VICI Properties, Inc.	19,362	413,185
Vornado Realty Trust	7,507	482,850
Weingarten Realty Investors	5,243	146,332
Welltower, Inc.	17,579	1,461,167
Weyerhaeuser Co.	32,312	821,048
WP Carey, Inc.	7,328	634,165
		31,171,977

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Retailing 4.6%
Advance Auto Parts, Inc.	2,985	449,660
AutoNation, Inc. *	2,308	112,353
AutoZone, Inc. *	1,075	1,207,268
Best Buy Co., Inc.	9,936	760,402
Burlington Stores, Inc. *	2,835	512,426
CarMax, Inc. *	7,203	632,135
Carvana Co. *	1,696	107,798
Dick’s Sporting Goods, Inc.	2,930	108,908
Dollar General Corp.	11,258	1,508,797
Dollar Tree, Inc. *	10,229	1,040,801
Etsy, Inc. *	5,175	346,829
Expedia Group, Inc.	6,001	796,573
Five Below, Inc. *	2,381	279,672
Floor & Decor Holdings, Inc., Class A *	2,923	114,435
Foot Locker, Inc.	4,861	199,593
Genuine Parts Co.	6,097	592,141
GrubHub, Inc. *	3,964	268,085
Kohl’s Corp.	7,058	380,144
L Brands, Inc.	9,828	255,037
LKQ Corp. *	13,570	365,440
Macy’s, Inc.	13,415	304,923
Nordstrom, Inc.	4,718	156,213
O'Reilly Automotive, Inc. *	3,346	1,274,023
Ollie’s Bargain Outlet Holdings, Inc. *	2,261	191,484
Penske Automotive Group, Inc.	1,515	69,645
Pool Corp.	1,676	317,384
Qurate Retail, Inc. *	17,177	242,883
The Gap, Inc.	9,336	182,052
Tiffany & Co.	5,246	492,704
Tractor Supply Co.	5,227	568,750
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,446	854,265
Urban Outfitters, Inc. *	3,166	75,382
Wayfair, Inc., Class A *	2,655	348,230
Williams-Sonoma, Inc.	3,404	226,979
		15,343,414

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	43,484	1,324,088
Cree, Inc. *	4,532	281,800
Cypress Semiconductor Corp.	15,815	363,271
Entegris, Inc.	5,843	254,229
First Solar, Inc. *	3,578	230,745
KLA Corp.	7,021	957,103
Lam Research Corp.	6,501	1,356,174
Marvell Technology Group Ltd.	28,454	747,202
Maxim Integrated Products, Inc.	11,786	697,613
Microchip Technology, Inc.	10,092	952,887
MKS Instruments, Inc.	2,352	200,226
Monolithic Power Systems, Inc.	1,803	267,132
ON Semiconductor Corp. *	17,610	378,791
Qorvo, Inc. *	5,295	388,070
Skyworks Solutions, Inc.	7,485	638,321
Teradyne, Inc.	7,414	413,182
Universal Display Corp.	1,841	388,598
Versum Materials, Inc.	4,738	246,281
Xilinx, Inc.	11,032	1,259,965
		11,345,678

Software & Services 10.3%
2U, Inc. *	2,399	30,707
Akamai Technologies, Inc. *	6,973	614,531
Alliance Data Systems Corp.	1,921	301,443
Alteryx, Inc., Class A *	1,974	232,024
Amdocs Ltd.	5,955	381,060
Anaplan, Inc. *	3,525	200,714
Security	Number of Shares	Value ($)
ANSYS, Inc. *	3,625	736,310
Aspen Technology, Inc. *	2,990	394,291
Atlassian Corp. plc, Class A *	4,565	639,648
Avalara, Inc. *	1,851	150,819
Black Knight, Inc. *	6,202	392,711
Booz Allen Hamilton Holding Corp.	5,912	406,450
Broadridge Financial Solutions, Inc.	5,012	637,125
CACI International, Inc., Class A *	1,067	229,565
Cadence Design Systems, Inc. *	12,066	891,798
CDK Global, Inc.	5,277	273,718
Ceridian HCM Holding, Inc. *	2,710	144,470
Citrix Systems, Inc.	5,444	513,043
CoreLogic, Inc. *	3,490	159,039
Coupa Software, Inc. *	2,641	358,410
DocuSign, Inc. *	6,624	342,593
Dropbox, Inc., Class A *	9,196	216,658
DXC Technology Co.	11,629	648,549
Elastic N.V. *	1,622	160,302
EPAM Systems, Inc. *	2,248	435,640
Euronet Worldwide, Inc. *	2,167	337,857
Fair Isaac Corp. *	1,230	427,327
FireEye, Inc. *	8,697	130,455
Fiserv, Inc. *	24,493	2,582,309
FleetCor Technologies, Inc. *	3,698	1,050,861
Fortinet, Inc. *	6,209	498,645
Gartner, Inc. *	3,790	528,061
Genpact Ltd.	7,038	279,268
Global Payments, Inc.	6,794	1,140,849
GoDaddy, Inc., Class A *	7,626	559,596
Guidewire Software, Inc. *	3,538	361,159
HubSpot, Inc. *	1,731	309,364
Jack Henry & Associates, Inc.	3,336	466,039
Leidos Holdings, Inc.	5,909	485,129
LogMeIn, Inc.	2,136	162,272
Manhattan Associates, Inc. *	2,794	237,462
MongoDB, Inc. *	1,037	148,519
New Relic, Inc. *	2,015	187,738
Nuance Communications, Inc. *	12,663	210,712
Nutanix, Inc., Class A *	6,074	137,880
Okta, Inc. *	4,428	579,315
Pagerduty, Inc. *	416	18,387
Palo Alto Networks, Inc. *	3,997	905,480
Paychex, Inc.	13,928	1,156,720
Paycom Software, Inc. *	2,137	514,483
Paylocity Holding Corp. *	1,409	143,845
Pegasystems, Inc.	1,667	126,025
Pluralsight, Inc., Class A *	2,696	82,740
Proofpoint, Inc. *	2,365	298,463
PTC, Inc. *	4,495	304,671
RealPage, Inc. *	3,455	215,868
RingCentral, Inc., Class A *	3,035	430,909
Sabre Corp.	11,952	280,992
Smartsheet, Inc., Class A *	3,666	182,970
SolarWinds Corp. *	1,858	33,295
Splunk, Inc. *	6,508	880,598
Square, Inc., Class A *	14,444	1,161,442
SS&C Technologies Holdings, Inc.	9,601	460,368
Switch, Inc., Class A	2,431	32,989
Symantec Corp.	25,976	560,043
Synopsys, Inc. *	6,464	858,161
Tableau Software, Inc., Class A *	3,291	557,923
Teradata Corp. *	5,071	185,700
The Trade Desk, Inc., Class A *	1,647	433,672
The Western Union Co.	18,655	391,755
Total System Services, Inc.	7,585	1,029,436
Twilio, Inc., Class A *	5,005	696,246
Tyler Technologies, Inc. *	1,636	381,761
VeriSign, Inc. *	4,559	962,359
WEX, Inc. *	1,871	408,009

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Zendesk, Inc. *	4,681	391,144
Zscaler, Inc. *	2,672	225,169
		34,624,058

Technology Hardware & Equipment 4.0%
Amphenol Corp., Class A	12,649	1,180,405
Arista Networks, Inc. *	2,572	703,313
Arrow Electronics, Inc. *	3,653	265,244
Avnet, Inc.	4,549	206,616
CDW Corp.	6,283	742,399
Ciena Corp. *	6,737	304,647
Cognex Corp.	7,140	314,231
Coherent, Inc. *	1,042	144,682
CommScope Holding Co., Inc. *	8,353	119,281
Corning, Inc.	33,497	1,030,033
Dolby Laboratories, Inc., Class A	2,743	186,798
EchoStar Corp., Class A *	2,044	93,043
F5 Networks, Inc. *	2,580	378,538
FLIR Systems, Inc.	5,847	290,362
Hewlett Packard Enterprise Co.	59,546	855,676
IPG Photonics Corp. *	1,545	202,410
Jabil, Inc.	6,460	199,485
Juniper Networks, Inc.	14,823	400,518
Keysight Technologies, Inc. *	8,134	728,156
Littelfuse, Inc.	1,045	176,563
Motorola Solutions, Inc.	7,144	1,185,618
National Instruments Corp.	5,621	234,733
NCR Corp. *	5,188	175,406
NetApp, Inc.	10,724	627,247
Pure Storage, Inc., Class A *	9,912	150,068
SYNNEX Corp.	1,780	175,401
Trimble, Inc. *	10,920	461,479
Ubiquiti Networks, Inc.	653	84,061
ViaSat, Inc. *	2,392	195,163
Western Digital Corp.	12,718	685,373
Xerox Corp.	8,078	259,304
Zebra Technologies Corp., Class A *	2,326	490,530
		13,246,783

Telecommunication Services 0.5%
CenturyLink, Inc.	47,275	571,555
GCI Liberty, Inc., Class A *	4,268	254,928
Sprint Corp. *	24,549	179,944
Telephone & Data Systems, Inc.	4,321	139,741
United States Cellular Corp. *	633	30,314
Zayo Group Holdings, Inc. *	9,804	330,689
		1,507,171

Transportation 1.9%
Alaska Air Group, Inc.	5,230	331,373
AMERCO	385	148,995
American Airlines Group, Inc.	17,286	527,396
C.H. Robinson Worldwide, Inc.	5,849	489,737
Copa Holdings S.A., Class A	1,370	138,507
Expeditors International of Washington, Inc.	7,433	567,510
Genesee & Wyoming, Inc., Class A *	2,423	266,070
JB Hunt Transport Services, Inc.	3,755	384,399
JetBlue Airways Corp. *	13,034	250,644
Kansas City Southern	4,347	537,898
Kirby Corp. *	2,582	202,325
Knight-Swift Transportation Holdings, Inc.	5,441	195,005
Landstar System, Inc.	1,737	193,276
Lyft, Inc., Class A *(a)	1,407	85,644
Macquarie Infrastructure Corp.	3,146	130,370
Old Dominion Freight Line, Inc.	2,852	476,227
Ryder System, Inc.	2,253	119,995
Security	Number of Shares	Value ($)
Schneider National, Inc., Class B	2,431	46,918
United Airlines Holdings, Inc. *	10,443	959,816
XPO Logistics, Inc. *	3,973	268,098
		6,320,203

Utilities 6.5%
AES Corp.	28,802	483,586
Alliant Energy Corp.	10,304	510,460
Ameren Corp.	10,627	804,358
American Water Works Co., Inc.	7,841	899,990
Aqua America, Inc.	9,316	390,806
Atmos Energy Corp.	5,023	547,708
Avangrid, Inc.	2,402	121,421
CenterPoint Energy, Inc.	21,788	632,070
CMS Energy Corp.	12,277	714,767
Consolidated Edison, Inc.	14,222	1,208,301
DTE Energy Co.	7,922	1,006,965
Edison International	13,824	1,030,441
Entergy Corp.	8,239	870,203
Evergy, Inc.	10,584	640,226
Eversource Energy	13,791	1,046,185
FirstEnergy Corp.	23,053	1,013,640
Hawaiian Electric Industries, Inc.	4,653	208,454
IDACORP, Inc.	2,188	223,307
MDU Resources Group, Inc.	8,551	228,654
National Fuel Gas Co.	3,536	168,809
NiSource, Inc.	16,191	480,711
NRG Energy, Inc.	11,565	394,829
OGE Energy Corp.	8,671	372,419
PG&E Corp. *	22,990	416,809
Pinnacle West Capital Corp.	4,875	444,697
PPL Corp.	31,377	929,701
Public Service Enterprise Group, Inc.	21,900	1,251,585
Sempra Energy	11,915	1,613,648
UGI Corp.	7,542	385,321
Vistra Energy Corp.	17,949	385,186
WEC Energy Group, Inc.	13,682	1,169,264
Xcel Energy, Inc.	22,331	1,331,151
		21,925,672
Total Common Stock
(Cost $306,274,411)		332,886,039

Other Investment Companies 0.2% of net assets

Equity Funds 0.0%
iShares Russell Mid-Cap ETF	2,700	153,063

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26% (b)	237,555	237,555

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.26% (b)	242,310	242,310
Total Other Investment Companies
(Cost $631,281)		632,928

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 09/20/19	9	1,771,290	(4,300)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $228,108.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$332,886,039	$—	$—	$332,886,039
Other Investment Companies[1]	632,928	—	—	632,928
Liabilities
Futures Contracts[2]	(4,300)	—	—	(4,300)
Total	$333,514,667	$—	$—	$333,514,667
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 7.2%
AGL Energy Ltd.	241,288	3,457,957
Alumina Ltd.	912,535	1,446,703
AMP Ltd.	1,163,286	1,415,016
APA Group	438,684	3,304,148
Aristocrat Leisure Ltd.	210,218	4,374,441
ASX Ltd.	73,663	4,455,937
Aurizon Holdings Ltd.	743,126	2,917,297
AusNet Services	630,312	763,658
Australia & New Zealand Banking Group Ltd.	1,058,659	20,119,474
Bank of Queensland Ltd.	155,105	987,967
Bendigo & Adelaide Bank Ltd.	181,580	1,421,403
BHP Group Ltd.	1,092,851	30,086,904
BlueScope Steel Ltd.	200,203	1,767,020
Boral Ltd.	444,663	1,558,371
Brambles Ltd.	583,544	5,219,753
Caltex Australia Ltd.	92,735	1,705,679
Challenger Ltd.	190,301	916,757
CIMIC Group Ltd.	36,940	922,078
Coca-Cola Amatil Ltd.	184,982	1,338,836
Cochlear Ltd.	21,297	3,199,867
Coles Group Ltd. *	417,117	4,049,862
Commonwealth Bank of Australia	657,152	36,880,408
Computershare Ltd.	182,987	1,971,185
Crown Resorts Ltd.	128,331	1,037,606
CSL Ltd.	167,371	26,116,963
Dexus	403,762	3,611,230
Domino’s Pizza Enterprises Ltd.	20,589	541,968
Flight Centre Travel Group Ltd.	22,400	704,459
Fortescue Metals Group Ltd.	530,162	2,984,923
Goodman Group	596,284	6,030,535
Harvey Norman Holdings Ltd.	213,558	639,546
Incitec Pivot Ltd.	614,922	1,459,970
Insurance Australia Group Ltd.	844,517	4,973,985
James Hardie Industries plc	171,832	2,324,010
LendLease Group	217,779	2,158,551
Macquarie Group Ltd.	118,650	10,384,126
Medibank Pvt Ltd.	1,014,301	2,500,435
Mirvac Group	1,492,030	3,278,437
National Australia Bank Ltd.	1,030,752	20,074,699
Newcrest Mining Ltd.	280,981	6,781,532
Oil Search Ltd.	495,321	2,398,525
Orica Ltd.	133,635	1,990,914
Origin Energy Ltd.	635,268	3,437,534
QBE Insurance Group Ltd.	487,620	4,155,693
Ramsay Health Care Ltd.	52,539	2,610,497
REA Group Ltd.	19,954	1,338,397
Rio Tinto Ltd.	138,930	9,298,217
Santos Ltd.	654,768	3,226,152
Scentre Group	1,959,405	5,337,669
SEEK Ltd.	122,454	1,743,322
Sonic Healthcare Ltd.	164,048	3,139,697
South32 Ltd.	1,832,786	3,899,730
Security	Number of Shares	Value ($)
Stockland	886,757	2,768,148
Suncorp Group Ltd.	475,506	4,382,633
Sydney Airport	412,686	2,355,554
Tabcorp Holdings Ltd.	752,613	2,308,782
Telstra Corp., Ltd.	1,528,546	4,144,381
The GPT Group	721,903	3,064,283
TPG Telecom Ltd.	127,512	606,797
Transurban Group	996,262	10,558,871
Treasury Wine Estates Ltd.	266,597	3,205,550
Vicinity Centres	1,203,306	2,143,348
Washington H Soul Pattinson & Co., Ltd.	46,995	727,543
Wesfarmers Ltd.	416,682	11,158,758
Westpac Banking Corp.	1,277,196	25,058,467
Woodside Petroleum Ltd.	349,000	8,229,761
Woolworths Group Ltd.	462,445	11,274,567
WorleyParsons Ltd.	123,727	1,355,746
		365,803,232

Austria 0.2%
ANDRITZ AG	25,822	919,728
Erste Group Bank AG *	110,693	3,973,071
OMV AG	54,434	2,723,715
Raiffeisen Bank International AG	52,339	1,227,433
Verbund AG	26,003	1,451,133
voestalpine AG	40,375	1,065,874
		11,360,954

Belgium 1.0%
Ageas	68,017	3,651,591
Anheuser-Busch InBev S.A./N.V.	281,660	28,317,134
Colruyt S.A.	20,686	1,077,869
Groupe Bruxelles Lambert S.A.	28,820	2,716,996
KBC Group N.V.	91,234	5,866,145
Proximus	57,207	1,631,076
Solvay S.A.	27,660	2,832,244
Telenet Group Holding N.V.	18,167	892,270
UCB S.A.	46,708	3,642,125
Umicore S.A.	74,095	2,319,441
		52,946,891

Denmark 1.7%
AP Moeller — Maersk A/S, Series A	1,374	1,470,841
AP Moeller — Maersk A/S, Series B	2,420	2,717,292
Carlsberg A/S, Class B	39,614	5,410,868
Chr. Hansen Holding A/S	38,235	3,338,560
Coloplast A/S, Class B	44,811	5,233,729
Danske Bank A/S	242,988	3,606,566
Demant A/S *	40,588	1,195,812
DSV A/S	66,449	6,342,145
Genmab A/S *	24,385	4,516,246
H. Lundbeck A/S	28,705	1,106,568
ISS A/S	58,405	1,637,941
Novo Nordisk A/S, Class B	636,814	30,579,374

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Novozymes A/S, B Shares	80,592	3,726,990
Orsted A/S	68,898	6,280,397
Pandora A/S	39,985	1,532,716
Tryg A/S	45,266	1,381,571
Vestas Wind Systems A/S	71,311	5,851,889
		85,929,505

Finland 1.0%
Elisa Oyj	53,323	2,507,534
Fortum Oyj	165,522	3,797,014
Kone Oyj, Class B	123,693	7,047,217
Metso Oyj	39,488	1,517,338
Neste Oyj	157,547	5,214,221
Nokia Oyj	2,078,844	11,204,250
Nokian Renkaat Oyj	45,091	1,292,697
Orion Oyj, Class B	39,607	1,354,966
Sampo Oyj, A Shares	164,537	6,832,162
Stora Enso Oyj, R Shares	216,376	2,491,875
UPM-Kymmene Oyj	194,463	5,241,750
Wartsila Oyj Abp	169,241	2,126,296
		50,627,320

France 11.2%
Accor S.A.	68,539	3,057,670
Aeroports de Paris	11,188	1,923,326
Air Liquide S.A.	158,907	21,934,937
Airbus SE	215,357	30,443,052
Alstom S.A.	60,324	2,598,080
Amundi S.A.	23,050	1,585,944
ArcelorMittal	243,467	3,862,297
Arkema S.A.	24,689	2,222,147
Atos SE	35,507	2,855,152
AXA S.A.	719,851	18,131,784
BioMerieux	16,157	1,367,251
BNP Paribas S.A.	416,948	19,513,174
Bollore S.A.	330,240	1,420,145
Bouygues S.A.	85,312	3,054,094
Bureau Veritas S.A.	105,959	2,640,203
Capgemini SE	59,709	7,580,912
Carrefour S.A.	224,313	4,321,915
Casino Guichard Perrachon S.A. (a)	19,672	727,349
CNP Assurances	67,687	1,398,967
Compagnie de Saint-Gobain	181,371	6,948,068
Compagnie Generale des Etablissements Michelin	63,843	7,057,675
Covivio	16,880	1,725,668
Credit Agricole S.A.	432,381	5,147,048
Danone S.A.	228,472	19,828,819
Dassault Aviation S.A.	862	1,183,251
Dassault Systemes SE	47,797	7,270,712
Edenred	90,786	4,555,784
Eiffage S.A.	28,563	2,822,377
Electricite de France S.A.	223,737	2,769,683
Engie S.A.	669,760	10,307,265
EssilorLuxottica S.A.	103,965	14,073,356
Eurazeo SE	14,796	992,885
Eurofins Scientific SE	4,173	1,785,047
Eutelsat Communications S.A.	66,475	1,270,779
Faurecia SE	26,264	1,242,880
Gecina S.A.	16,858	2,586,527
Getlink SE	161,060	2,325,585
Hermes International	11,714	8,228,195
ICADE	10,274	892,806
Iliad S.A.	9,225	953,719
Imerys S.A.	12,595	527,591
Ingenico Group S.A.	21,307	2,018,798
Ipsen S.A.	14,096	1,618,164
Security	Number of Shares	Value ($)
JCDecaux S.A.	26,452	761,574
Kering S.A.	27,941	14,431,840
Klepierre S.A.	75,290	2,322,450
L'Oreal S.A.	93,181	24,931,912
Legrand S.A.	99,445	7,005,050
LVMH Moet Hennessy Louis Vuitton SE	103,072	42,574,843
Natixis S.A.	377,560	1,514,135
Orange S.A.	736,098	10,910,801
Pernod-Ricard S.A.	78,860	13,838,644
Peugeot S.A.	216,433	5,108,466
Publicis Groupe S.A.	77,395	3,819,119
Remy Cointreau S.A.	8,794	1,303,511
Renault S.A.	72,081	4,032,774
Safran S.A.	121,240	17,405,321
Sanofi	414,571	34,546,968
Sartorius Stedim Biotech	10,428	1,661,852
Schneider Electric SE	203,971	17,597,817
SCOR SE	60,979	2,505,897
SEB S.A.	8,571	1,370,950
SES S.A.	134,444	2,226,490
Societe BIC S.A.	8,402	585,525
Societe Generale S.A.	285,304	6,988,426
Sodexo S.A.	32,788	3,762,115
STMicroelectronics N.V.	248,459	4,553,487
Suez	130,676	1,921,063
Teleperformance	21,888	4,594,013
Thales S.A.	39,002	4,394,511
TOTAL S.A.	879,724	45,596,254
UbiSoft Entertainment S.A. *	30,606	2,517,487
Unibail-Rodamco-Westfield	51,923	6,954,933
Valeo S.A.	87,722	2,733,631
Veolia Environnement S.A.	196,608	4,961,569
Vinci S.A.	189,185	19,460,273
Vivendi S.A.	335,870	9,328,802
Wendel S.A.	9,974	1,374,284
Worldline S.A. *	29,822	2,131,041
		570,498,909

Germany 8.0%
1&1 Drillisch AG	22,734	687,047
adidas AG	66,667	21,249,646
Allianz SE	157,183	36,467,864
Aroundtown S.A.	344,262	2,746,425
Axel Springer SE	18,420	1,271,400
BASF SE	339,951	22,567,390
Bayer AG	344,388	22,305,658
Bayerische Motoren Werke AG	121,934	9,020,780
Beiersdorf AG	36,942	4,281,129
Brenntag AG	59,191	2,890,978
Carl Zeiss Meditec AG, Class B	16,098	1,763,844
Commerzbank AG	370,143	2,511,658
Continental AG	41,039	5,626,630
Covestro AG	63,394	2,859,138
Daimler AG	336,766	17,482,461
Delivery Hero SE *	40,361	1,938,753
Deutsche Bank AG	725,772	5,610,264
Deutsche Boerse AG	69,839	9,695,221
Deutsche Lufthansa AG	90,361	1,432,044
Deutsche Post AG	364,085	11,842,419
Deutsche Telekom AG	1,237,342	20,268,992
Deutsche Wohnen SE	130,645	4,764,376
E.ON SE	810,253	8,069,161
Evonik Industries AG	68,809	1,958,073
Fraport AG Frankfurt Airport Services Worldwide	14,981	1,251,109
Fresenius Medical Care AG & Co. KGaA	79,422	5,500,831

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fresenius SE & Co. KGaA	154,729	7,731,399
GEA Group AG	54,682	1,357,209
Hannover Rueck SE	22,370	3,488,296
HeidelbergCement AG	54,567	3,940,689
Henkel AG & Co. KGaA	40,070	3,764,619
HOCHTIEF AG	8,918	1,010,573
Hugo Boss AG	22,721	1,428,029
Infineon Technologies AG	463,519	8,585,376
Innogy SE	52,976	2,551,620
KION Group AG	24,718	1,317,515
Knorr-Bremse AG	17,688	1,795,543
LANXESS AG	33,913	2,018,587
Merck KGaA	48,826	4,979,951
METRO AG	65,086	1,001,141
MTU Aero Engines AG	19,227	4,791,308
Muenchener Rueckversicherungs-Gesellschaft AG	55,482	13,221,785
Puma SE	30,300	2,121,539
QIAGEN N.V. *	85,692	3,252,631
RTL Group S.A.	13,511	666,470
RWE AG	204,122	5,515,142
SAP SE	363,958	44,488,773
Siemens AG	283,528	30,857,291
Siemens Healthineers AG	53,248	2,210,697
Symrise AG	46,828	4,314,862
Telefonica Deutschland Holding AG	374,643	945,999
ThyssenKrupp AG	148,752	1,903,654
Uniper SE	72,246	2,225,846
United Internet AG	46,746	1,386,575
Volkswagen AG	12,698	2,164,939
Vonovia SE	181,360	8,854,776
Wirecard AG	43,789	7,348,726
Zalando SE *	48,924	2,238,105
		409,542,956

Hong Kong 3.9%
AIA Group Ltd. (b)	4,471,600	45,770,234
ASM Pacific Technology Ltd. (b)	109,100	1,275,941
BeiGene Ltd. ADR *	12,943	1,777,592
BOC Hong Kong (Holdings) Ltd. (b)	1,348,500	5,138,318
CK Asset Holdings Ltd. (b)	944,525	7,102,008
CK Hutchison Holdings Ltd. (b)	994,025	9,289,142
CK Infrastructure Holdings Ltd. (b)	254,500	1,973,147
CLP Holdings Ltd. (b)	610,080	6,633,181
Dairy Farm International Holdings Ltd.	116,800	874,606
Galaxy Entertainment Group Ltd. (b)	787,000	5,357,344
Hang Lung Properties Ltd. (b)	735,000	1,730,239
Hang Seng Bank Ltd. (b)	278,836	6,627,316
Henderson Land Development Co., Ltd. (b)	540,735	2,796,761
HK Electric Investments & HK Electric Investments Ltd.	1,082,500	1,097,364
HKT Trust & HKT Ltd.	1,450,000	2,319,066
Hong Kong & China Gas Co., Ltd. (b)	3,799,260	8,389,149
Hong Kong Exchanges & Clearing Ltd. (b)	442,813	14,881,324
Hongkong Land Holdings Ltd.	425,100	2,592,470
Hysan Development Co., Ltd. (b)	236,000	1,124,311
Jardine Matheson Holdings Ltd.	80,700	4,898,148
Jardine Strategic Holdings Ltd.	82,341	2,822,754
Kerry Properties Ltd. (b)	248,500	933,119
Link REIT (b)	778,500	9,054,869
Melco Resorts & Entertainment Ltd. ADR	75,758	1,702,282
MGM China Holdings Ltd. (b)	331,600	541,875
Security	Number of Shares	Value ($)
MTR Corp., Ltd. (b)	574,091	3,767,459
New World Development Co., Ltd. (b)	2,235,113	3,147,016
NWS Holdings Ltd. (b)	603,000	1,119,593
PCCW Ltd.	1,551,000	884,541
Power Assets Holdings Ltd. (b)	525,500	3,755,889
Sands China Ltd. (b)	886,000	4,252,681
Shangri-La Asia Ltd. (b)	448,000	545,068
Sino Land Co., Ltd. (b)	1,197,765	1,939,633
SJM Holdings Ltd. (b)	706,000	766,418
Sun Hung Kai Properties Ltd. (b)	586,104	9,445,267
Swire Pacific Ltd., Class A (b)	193,590	2,206,553
Swire Properties Ltd. (b)	436,000	1,574,351
Techtronic Industries Co., Ltd. (b)	505,000	3,755,506
The Bank of East Asia Ltd. (b)	474,569	1,368,505
The Wharf Holdings Ltd. (b)	459,100	1,116,293
Vitasoy International Holdings Ltd. (b)	270,000	1,271,058
WH Group Ltd. (b)	3,458,500	3,366,400
Wharf Real Estate Investment Co., Ltd. (b)	436,100	2,751,052
Wheelock & Co., Ltd. (b)	320,000	2,013,704
Wynn Macau Ltd. (b)	628,800	1,410,921
Yue Yuen Industrial Holdings Ltd. (b)	291,500	816,764
		197,977,232

Ireland 0.5%
AIB Group plc	300,432	1,030,993
Bank of Ireland Group plc	367,098	1,619,886
CRH plc	299,034	9,951,967
Flutter Entertainment plc *	28,684	2,272,894
Kerry Group plc, Class A	58,063	6,774,666
Kingspan Group plc	56,333	2,762,577
Smurfit Kappa Group plc	82,595	2,598,578
		27,011,561

Israel 0.6%
Azrieli Group Ltd.	15,758	1,105,197
Bank Hapoalim B.M. *	431,585	3,263,882
Bank Leumi Le-Israel B.M.	550,372	4,003,688
Check Point Software Technologies Ltd. *	45,983	5,147,797
CyberArk Software Ltd. *	13,494	1,874,047
Elbit Systems Ltd.	8,807	1,409,000
Israel Chemicals Ltd.	255,462	1,374,890
Israel Discount Bank Ltd., Class A	422,719	1,824,467
Mizrahi Tefahot Bank Ltd. *	50,888	1,221,030
Nice Ltd. *	23,079	3,519,527
Teva Pharmaceutical Industries Ltd. ADR *	394,805	3,130,804
Wix.com Ltd. *	16,656	2,473,749
		30,348,078

Italy 2.3%
Assicurazioni Generali S.p.A.	411,470	7,674,044
Atlantia S.p.A.	181,509	4,667,569
CNH Industrial N.V.	368,503	3,731,277
Davide Campari-Milano S.p.A.	217,985	2,027,344
Enel S.p.A.	3,013,223	20,612,326
Eni S.p.A.	943,587	14,740,054
EXOR N.V.	38,727	2,697,000
Ferrari N.V.	45,368	7,305,419
Fiat Chrysler Automobiles N.V.	399,712	5,354,715
FinecoBank Banca Fineco S.p.A.	224,410	2,232,425
Intesa Sanpaolo S.p.A.	5,486,231	11,899,120
Leonardo S.p.A.	150,576	1,833,315
Mediobanca S.p.A.	233,687	2,340,617
Moncler S.p.A.	65,894	2,705,622

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pirelli & C S.p.A.	144,810	852,956
Poste Italiane S.p.A	191,621	2,045,023
Prysmian S.p.A.	91,103	1,875,503
Recordati S.p.A.	39,491	1,768,597
Snam S.p.A.	757,293	3,718,133
Telecom Italia S.p.A. *	3,288,285	1,848,762
Telecom Italia S.p.A. — RSP	2,225,747	1,183,008
Tenaris S.A.	176,404	2,210,162
Terna — Rete Elettrica Nationale S.p.A.	522,154	3,179,850
UniCredit S.p.A.	748,604	8,814,449
		117,317,290

Japan 23.9%
ABC-Mart, Inc.	11,880	750,842
Acom Co., Ltd.	128,700	454,628
Advantest Corp.	78,100	3,007,541
Aeon Co., Ltd.	236,300	4,088,989
AEON Financial Service Co., Ltd.	49,300	795,324
Aeon Mall Co., Ltd.	33,600	515,818
AGC, Inc.	68,400	2,095,088
Air Water, Inc.	61,400	1,003,457
Aisin Seiki Co., Ltd.	60,400	1,962,887
Ajinomoto Co., Inc.	164,000	2,938,626
Alfresa Holdings Corp.	68,500	1,651,532
Alps Alpine Co., Ltd.	77,500	1,410,835
Amada Holdings Co., Ltd.	120,700	1,327,049
ANA Holdings, Inc.	43,300	1,453,345
Aozora Bank Ltd.	42,200	967,119
Asahi Group Holdings Ltd.	134,800	5,838,850
Asahi Intecc Co., Ltd.	73,600	1,923,264
Asahi Kasei Corp.	461,400	4,693,769
Astellas Pharma, Inc.	696,650	9,872,849
Bandai Namco Holdings, Inc.	75,800	4,074,952
Benesse Holdings, Inc.	29,700	695,122
Bridgestone Corp.	210,357	7,896,906
Brother Industries Ltd.	84,600	1,497,881
Calbee, Inc.	31,900	899,945
Canon, Inc.	366,695	9,945,226
Casio Computer Co., Ltd.	65,000	741,539
Central Japan Railway Co.	53,700	10,794,376
Chubu Electric Power Co., Inc.	234,600	3,311,698
Chugai Pharmaceutical Co., Ltd.	81,500	5,831,079
Coca-Cola Bottlers Japan Holdings, Inc.	47,200	1,161,824
Concordia Financial Group Ltd.	429,000	1,510,653
Credit Saison Co., Ltd.	56,400	685,664
CyberAgent, Inc.	38,100	1,528,749
Dai Nippon Printing Co., Ltd.	91,400	1,917,074
Dai-ichi Life Holdings, Inc.	392,500	5,770,160
Daicel Corp.	101,800	861,438
Daifuku Co., Ltd.	38,000	2,078,344
Daiichi Sankyo Co., Ltd.	210,000	12,761,080
Daikin Industries Ltd.	92,600	11,493,211
Daito Trust Construction Co., Ltd.	27,300	3,520,423
Daiwa House Industry Co., Ltd.	208,700	5,933,706
Daiwa House REIT Investment Corp.	677	1,656,986
Daiwa Securities Group, Inc.	555,800	2,396,352
Denso Corp.	162,000	6,876,161
Dentsu, Inc.	80,400	2,657,705
Disco Corp.	9,700	1,780,211
East Japan Railway Co.	113,860	10,438,116
Eisai Co., Ltd.	92,800	5,015,626
Electric Power Development Co., Ltd.	55,600	1,244,670
FamilyMart UNY Holdings Co., Ltd.	92,900	1,983,394
Fanuc Corp.	71,300	12,671,893
Fast Retailing Co., Ltd.	21,700	13,016,189
Fuji Electric Co., Ltd.	45,600	1,393,074
Security	Number of Shares	Value ($)
FUJIFILM Holdings Corp.	132,711	6,290,291
Fujitsu Ltd.	71,600	5,587,547
Fukuoka Financial Group, Inc.	64,900	1,188,476
GMO Payment Gateway, Inc.	14,800	1,069,287
Hakuhodo DY Holdings, Inc.	87,600	1,373,881
Hamamatsu Photonics K.K.	52,300	1,939,529
Hankyu Hanshin Holdings, Inc.	84,900	2,980,696
Hikari Tsushin, Inc.	7,400	1,631,528
Hino Motors Ltd.	109,600	879,242
Hirose Electric Co., Ltd.	11,964	1,253,495
Hisamitsu Pharmaceutical Co., Inc.	20,200	811,810
Hitachi Chemical Co., Ltd.	40,000	1,093,812
Hitachi Construction Machinery Co., Ltd.	43,800	1,027,177
Hitachi High-Technologies Corp.	26,100	1,315,103
Hitachi Ltd.	359,015	12,728,805
Hitachi Metals Ltd.	82,000	862,094
Honda Motor Co., Ltd.	603,739	15,021,338
Hoshizaki Corp.	20,400	1,441,242
Hoya Corp.	141,107	10,820,352
Hulic Co., Ltd.	103,700	890,821
Idemitsu Kosan Co., Ltd.	76,203	2,099,956
IHI Corp.	56,500	1,346,313
Iida Group Holdings Co., Ltd.	48,900	802,087
Inpex Corp.	381,200	3,343,259
Isetan Mitsukoshi Holdings Ltd.	114,700	911,853
Isuzu Motors Ltd.	206,200	2,281,692
ITOCHU Corp.	501,900	9,556,538
Itochu Techno-Solutions Corp.	35,000	897,225
J. Front Retailing Co., Ltd.	80,700	947,399
Japan Airlines Co., Ltd.	46,600	1,459,293
Japan Airport Terminal Co., Ltd.	19,700	814,541
Japan Exchange Group, Inc.	184,500	2,703,938
Japan Post Bank Co., Ltd.	149,700	1,454,523
Japan Post Holdings Co., Ltd.	580,400	5,689,383
Japan Prime Realty Investment Corp.	277	1,224,503
Japan Real Estate Investment Corp.	488	3,052,518
Japan Retail Fund Investment Corp.	937	1,887,800
Japan Tobacco, Inc.	440,400	9,703,655
JFE Holdings, Inc.	186,600	2,467,036
JGC Corp.	77,200	1,005,096
JSR Corp.	66,800	1,103,195
JTEKT Corp.	79,900	947,342
JXTG Holdings, Inc.	1,200,000	5,646,992
Kajima Corp.	160,300	2,061,599
Kakaku.com, Inc.	47,100	978,322
Kamigumi Co., Ltd.	40,300	926,461
Kaneka Corp.	17,600	653,444
Kansai Paint Co., Ltd.	67,500	1,332,908
Kao Corp.	179,619	13,108,729
Kawasaki Heavy Industries Ltd.	53,500	1,164,044
KDDI Corp.	656,200	17,121,237
Keihan Holdings Co., Ltd.	34,400	1,394,259
Keikyu Corp.	81,200	1,364,615
Keio Corp.	37,800	2,338,982
Keisei Electric Railway Co., Ltd.	48,100	1,768,034
Keyence Corp.	33,900	19,453,472
Kikkoman Corp.	52,200	2,373,167
Kintetsu Group Holdings Co., Ltd.	63,300	3,001,253
Kirin Holdings Co., Ltd.	305,500	6,625,762
Kobayashi Pharmaceutical Co., Ltd.	18,700	1,334,154
Kobe Steel Ltd.	108,500	696,167
Koito Manufacturing Co., Ltd.	39,000	1,949,739
Komatsu Ltd.	340,309	7,609,445
Konami Holdings Corp.	34,000	1,442,616
Konica Minolta, Inc.	166,400	1,378,983
Kose Corp.	12,100	2,062,597
Kubota Corp.	389,800	6,012,868
Kuraray Co., Ltd.	121,500	1,436,955

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kurita Water Industries Ltd.	37,700	951,753
Kyocera Corp.	120,100	7,319,766
Kyowa Kirin Co., Ltd.	88,500	1,458,570
Kyushu Electric Power Co., Inc.	152,300	1,513,299
Kyushu Railway Co.	56,800	1,618,352
Lawson, Inc.	18,000	899,487
LINE Corp. *	21,200	674,045
Lion Corp.	81,300	1,595,970
LIXIL Group Corp.	99,900	1,727,976
M3, Inc.	151,500	3,052,043
Makita Corp.	83,000	2,736,670
Marubeni Corp.	562,900	3,649,038
Marui Group Co., Ltd.	67,400	1,456,169
Maruichi Steel Tube Ltd.	20,600	542,338
Mazda Motor Corp.	206,800	2,000,730
McDonald’s Holdings Co., Ltd.	23,600	1,059,703
Mebuki Financial Group, Inc.	343,780	848,267
Medipal Holdings Corp.	67,100	1,425,317
MEIJI Holdings Co., Ltd.	43,900	3,048,632
Mercari, Inc. *	26,725	712,435
Minebea Mitsumi, Inc.	132,700	2,264,854
MISUMI Group, Inc.	105,700	2,372,068
Mitsubishi Chemical Holdings Corp.	488,400	3,467,398
Mitsubishi Corp.	498,500	13,385,862
Mitsubishi Electric Corp.	690,000	9,011,903
Mitsubishi Estate Co., Ltd.	435,202	8,010,738
Mitsubishi Gas Chemical Co., Inc.	58,400	777,156
Mitsubishi Heavy Industries Ltd.	116,500	4,805,760
Mitsubishi Materials Corp.	40,600	1,116,727
Mitsubishi Motors Corp.	273,900	1,205,295
Mitsubishi Tanabe Pharma Corp.	89,500	1,010,445
Mitsubishi UFJ Financial Group, Inc.	4,532,909	22,388,042
Mitsubishi UFJ Lease & Finance Co., Ltd.	144,700	766,796
Mitsui & Co., Ltd.	619,200	10,066,249
Mitsui Chemicals, Inc.	69,900	1,598,425
Mitsui Fudosan Co., Ltd.	334,877	7,559,575
Mitsui O.S.K. Lines Ltd.	39,300	963,873
Mizuho Financial Group, Inc.	8,875,534	12,597,227
MonotaRO Co., Ltd.	47,900	1,045,682
MS&AD Insurance Group Holdings, Inc.	173,562	5,689,115
Murata Manufacturing Co., Ltd.	211,000	9,661,936
Nabtesco Corp.	40,600	1,093,743
Nagoya Railroad Co., Ltd.	64,200	1,767,402
NEC Corp.	89,500	3,658,695
Nexon Co., Ltd. *	178,200	2,820,635
NGK Insulators Ltd.	91,200	1,356,397
NGK Spark Plug Co., Ltd.	60,500	1,155,220
NH Foods Ltd.	31,400	1,164,558
Nidec Corp.	83,000	11,098,421
Nikon Corp.	119,900	1,618,854
Nintendo Co., Ltd.	42,039	15,465,842
Nippon Building Fund, Inc.	488	3,425,263
Nippon Electric Glass Co., Ltd.	29,800	666,427
Nippon Express Co., Ltd.	29,600	1,668,271
Nippon Paint Holdings Co., Ltd.	54,200	2,358,255
Nippon Prologis REIT, Inc.	732	1,759,955
Nippon Steel Corp.	305,541	4,786,953
Nippon Telegraph & Telephone Corp.	236,456	10,671,510
Nippon Yusen K.K.	51,500	858,016
Nissan Chemical Corp.	46,100	2,016,013
Nissan Motor Co., Ltd.	846,696	5,503,459
Nisshin Seifun Group, Inc.	72,700	1,373,910
Nissin Foods Holdings Co., Ltd.	25,300	1,570,404
Nitori Holdings Co., Ltd.	29,600	3,992,024
Nitto Denko Corp.	56,300	2,772,767
Nomura Holdings, Inc.	1,220,800	3,923,914
Nomura Real Estate Holdings, Inc.	47,800	967,949
Security	Number of Shares	Value ($)
Nomura Real Estate Master Fund, Inc.	1,435	2,279,926
Nomura Research Institute Ltd.	132,500	2,346,012
NSK Ltd.	135,100	1,142,319
NTT Data Corp.	229,300	3,010,777
NTT DOCOMO, Inc.	490,900	11,770,496
Obayashi Corp.	239,400	2,267,363
Obic Co., Ltd.	24,000	2,557,208
Odakyu Electric Railway Co., Ltd.	118,500	2,645,641
Oji Holdings Corp.	304,000	1,572,061
Olympus Corp.	426,000	4,644,624
Omron Corp.	73,300	3,487,350
Ono Pharmaceutical Co., Ltd.	142,300	2,581,772
Oracle Corp., Japan	14,800	1,228,843
Oriental Land Co., Ltd.	73,600	9,711,183
ORIX Corp.	496,400	7,084,586
Osaka Gas Co., Ltd.	138,700	2,548,002
Otsuka Corp.	39,500	1,557,562
Otsuka Holdings Co., Ltd.	142,000	5,222,043
Pan Pacific International Holdings Corp.	42,100	2,693,353
Panasonic Corp.	815,012	6,872,312
Park24 Co., Ltd.	44,500	961,793
PeptiDream, Inc. *	33,600	1,869,075
Persol Holdings Co., Ltd.	67,500	1,632,619
Pigeon Corp.	43,500	1,586,222
Pola Orbis Holdings, Inc.	38,200	960,032
Rakuten, Inc.	319,220	3,255,791
Recruit Holdings Co., Ltd.	440,900	14,929,965
Renesas Electronics Corp. *	270,500	1,589,800
Resona Holdings, Inc.	758,600	3,092,550
Ricoh Co., Ltd.	250,100	2,290,754
Rinnai Corp.	12,200	822,167
Rohm Co., Ltd.	35,200	2,453,164
Ryohin Keikaku Co., Ltd.	8,900	1,579,776
Sankyo Co., Ltd.	16,700	574,929
Santen Pharmaceutical Co., Ltd.	133,000	2,143,231
SBI Holdings, Inc.	85,590	1,945,970
Secom Co., Ltd.	79,300	6,214,819
Sega Sammy Holdings, Inc.	67,800	869,129
Seibu Holdings, Inc.	76,700	1,205,917
Seiko Epson Corp.	104,500	1,537,783
Sekisui Chemical Co., Ltd.	136,200	2,013,177
Sekisui House Ltd.	230,800	3,880,527
Seven & i Holdings Co., Ltd.	281,903	9,620,769
Seven Bank Ltd.	211,400	571,929
SG Holdings Co., Ltd.	53,200	1,406,347
Sharp Corp.	83,400	1,046,053
Shimadzu Corp.	82,700	1,985,687
Shimamura Co., Ltd.	7,700	544,459
Shimano, Inc.	27,000	3,811,838
Shimizu Corp.	216,000	1,738,223
Shin-Etsu Chemical Co., Ltd.	135,560	13,802,157
Shinsei Bank Ltd.	60,500	913,851
Shionogi & Co., Ltd.	100,300	5,553,111
Shiseido Co., Ltd.	147,000	10,816,929
Showa Denko K.K.	54,000	1,448,674
SMC Corp.	21,100	7,645,842
Softbank Corp.	617,100	8,314,910
SoftBank Group Corp.	610,500	31,171,003
Sohgo Security Services Co., Ltd.	25,300	1,226,452
Sompo Holdings, Inc.	126,900	5,255,304
Sony Corp.	470,400	26,753,489
Sony Financial Holdings, Inc.	59,500	1,441,503
Stanley Electric Co., Ltd.	48,500	1,202,640
Subaru Corp.	224,300	5,227,588
Sumco Corp.	91,200	1,195,258
Sumitomo Chemical Co., Ltd.	537,600	2,451,573
Sumitomo Corp.	433,900	6,438,495

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sumitomo Dainippon Pharma Co., Ltd.	65,400	1,201,047
Sumitomo Electric Industries Ltd.	284,700	3,522,572
Sumitomo Heavy Industries Ltd.	42,000	1,354,021
Sumitomo Metal Mining Co., Ltd.	84,900	2,411,499
Sumitomo Mitsui Financial Group, Inc.	489,446	17,115,816
Sumitomo Mitsui Trust Holdings, Inc.	121,800	4,162,921
Sumitomo Realty & Development Co., Ltd.	123,200	4,482,871
Sumitomo Rubber Industries Ltd.	59,100	645,104
Sundrug Co., Ltd.	25,100	693,993
Suntory Beverage & Food Ltd.	51,500	2,043,439
Suzuken Co., Ltd.	27,300	1,504,422
Suzuki Motor Corp.	136,200	5,326,572
Sysmex Corp.	61,600	4,472,350
T&D Holdings, Inc.	205,000	2,302,117
Taiheiyo Cement Corp.	43,000	1,207,669
Taisei Corp.	72,400	2,497,852
Taisho Pharmaceutical Holdings Co., Ltd.	13,900	1,059,879
Taiyo Nippon Sanso Corp.	44,900	920,638
Takeda Pharmaceutical Co., Ltd.	550,090	18,931,836
TDK Corp.	47,700	3,662,279
Teijin Ltd.	71,200	1,231,808
Terumo Corp.	237,600	6,915,429
The Bank of Kyoto Ltd.	18,800	729,626
The Chiba Bank Ltd.	204,000	1,008,958
The Chugoku Electric Power Co., Inc.	99,200	1,237,942
The Kansai Electric Power Co., Inc.	258,700	3,194,837
The Shizuoka Bank Ltd.	184,800	1,277,747
The Yokohama Rubber Co., Ltd.	43,000	791,148
THK Co., Ltd.	44,300	1,116,457
Tobu Railway Co., Ltd.	72,500	2,061,278
Toho Co., Ltd.	42,300	1,642,386
Toho Gas Co., Ltd.	25,400	965,833
Tohoku Electric Power Co., Inc.	155,800	1,558,907
Tokio Marine Holdings, Inc.	237,899	12,627,916
Tokyo Century Corp.	15,400	636,559
Tokyo Electric Power Co. Holdings, Inc. *	558,390	2,686,056
Tokyo Electron Ltd.	58,000	9,823,595
Tokyo Gas Co., Ltd.	142,540	3,558,037
Tokyu Corp.	188,600	3,302,544
Tokyu Fudosan Holdings Corp.	246,500	1,426,023
Toppan Printing Co., Ltd.	93,400	1,518,111
Toray Industries, Inc.	506,400	3,483,766
Toshiba Corp.	205,817	6,566,941
Tosoh Corp.	98,500	1,380,563
TOTO Ltd.	52,700	2,110,169
Toyo Seikan Group Holdings Ltd.	51,900	905,992
Toyo Suisan Kaisha Ltd.	30,800	1,238,565
Toyoda Gosei Co., Ltd.	23,300	428,505
Toyota Industries Corp.	53,300	2,767,038
Toyota Motor Corp.	847,203	54,740,481
Toyota Tsusho Corp.	75,700	2,191,207
Trend Micro, Inc.	46,100	2,010,048
Tsuruha Holdings, Inc.	14,100	1,435,260
Unicharm Corp.	152,800	4,322,880
United Urban Investment Corp.	1,092	1,847,535
USS Co., Ltd.	82,300	1,629,785
Welcia Holdings Co., Ltd.	20,500	952,540
West Japan Railway Co.	60,200	4,927,797
Yahoo Japan Corp.	1,051,300	3,079,182
Yakult Honsha Co., Ltd.	44,900	2,531,454
Yamada Denki Co., Ltd.	258,800	1,141,557
Yamaha Corp.	52,400	2,470,262
Yamaha Motor Co., Ltd.	105,300	1,846,427
Security	Number of Shares	Value ($)
Yamato Holdings Co., Ltd.	110,800	2,175,272
Yamazaki Baking Co., Ltd.	41,200	625,635
Yaskawa Electric Corp.	92,200	3,051,070
Yokogawa Electric Corp.	84,100	1,505,122
ZOZO, Inc.	76,200	1,436,853
		1,219,354,964

Netherlands 3.6%
ABN AMRO Group N.V. CVA	156,419	3,131,114
Adyen N.V. *	3,811	2,879,537
Aegon N.V.	685,148	3,376,358
AerCap Holdings N.V. *	48,662	2,653,539
Akzo Nobel N.V.	84,788	8,000,116
ASML Holding N.V.	157,649	35,128,020
Coca-Cola European Partners plc	86,347	4,773,262
Heineken Holding N.V.	41,916	4,235,521
Heineken N.V.	96,526	10,356,117
ING Groep N.V.	1,433,602	15,906,880
Koninklijke Ahold Delhaize N.V.	440,342	10,001,450
Koninklijke DSM N.V.	66,759	8,270,642
Koninklijke KPN N.V.	1,299,357	3,705,045
Koninklijke Philips N.V.	342,916	16,086,414
Koninklijke Vopak N.V.	26,427	1,302,985
NN Group N.V.	116,514	4,377,554
NXP Semiconductors N.V.	108,670	11,235,391
Randstad N.V.	44,005	2,208,781
Unilever N.V.	539,022	31,243,670
Wolters Kluwer N.V.	102,369	7,420,250
		186,292,646

New Zealand 0.3%
a2 Milk Co., Ltd. *	271,614	3,191,493
Auckland International Airport Ltd.	352,489	2,147,376
Fisher & Paykel Healthcare Corp., Ltd.	213,767	2,304,150
Fletcher Building Ltd.	296,856	964,850
Meridian Energy Ltd.	473,317	1,456,846
Ryman Healthcare Ltd.	142,738	1,203,533
Spark New Zealand Ltd.	686,160	1,788,646
		13,056,894

Norway 0.7%
Aker BP A.S.A.	41,407	1,171,772
DNB A.S.A.	357,251	6,391,434
Equinor A.S.A.	372,008	6,670,211
Gjensidige Forsikring A.S.A.	75,317	1,462,924
Mowi A.S.A.	163,847	3,937,717
Norsk Hydro A.S.A.	484,158	1,646,762
Orkla A.S.A.	295,938	2,517,152
Schibsted A.S.A., B Shares	37,970	980,889
Telenor A.S.A.	274,204	5,556,184
Yara International A.S.A.	65,698	3,077,908
		33,412,953

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP — Energias de Portugal S.A.	935,585	3,424,821
Galp Energia, SGPS, S.A.	186,453	2,902,720
Jeronimo Martins, SGPS, S.A.	95,568	1,542,092
		7,869,633

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Singapore 1.3%
Ascendas Real Estate Investment Trust	897,900	1,993,505
CapitaLand Commercial Trust	981,200	1,465,581
CapitaLand Ltd.	939,700	2,461,840
CapitaLand Mall Trust	949,300	1,804,123
City Developments Ltd.	168,300	1,181,020
ComfortDelGro Corp., Ltd.	815,800	1,598,956
DBS Group Holdings Ltd.	660,346	12,590,701
Genting Singapore Ltd.	2,145,100	1,427,480
Golden Agri-Resources Ltd.	2,252,500	481,113
Jardine Cycle & Carriage Ltd.	35,600	871,058
Keppel Corp., Ltd.	522,800	2,415,720
Oversea-Chinese Banking Corp., Ltd.	1,201,110	10,000,058
SATS Ltd.	251,300	875,572
Sembcorp Industries Ltd.	337,200	570,535
Singapore Airlines Ltd.	199,700	1,398,140
Singapore Exchange Ltd.	293,100	1,681,655
Singapore Press Holdings Ltd.	617,400	987,177
Singapore Technologies Engineering Ltd.	587,200	1,801,085
Singapore Telecommunications Ltd.	3,066,537	7,397,147
Suntec Real Estate Investment Trust	652,900	902,430
United Overseas Bank Ltd.	471,733	8,987,809
UOL Group Ltd.	166,967	887,369
Venture Corp., Ltd.	105,200	1,173,973
Wilmar International Ltd.	722,900	2,089,636
Yangzijiang Shipbuilding Holdings Ltd.	842,600	868,858
		67,912,541

Spain 2.9%
ACS Actividades de Construccion y Servicios S.A.	99,634	4,025,885
Aena SME S.A.	24,906	4,515,014
Amadeus IT Group S.A.	161,156	12,593,842
Banco Bilbao Vizcaya Argentaria S.A.	2,487,791	12,667,109
Banco De Sabadell S.A.	2,111,732	1,844,350
Banco Santander S.A.	6,007,209	25,640,406
Bankia S.A.	426,377	845,330
Bankinter S.A.	258,237	1,675,116
CaixaBank S.A.	1,317,630	3,265,677
Cellnex Telecom S.A. *	70,566	2,639,051
Enagas S.A.	84,663	1,846,851
Endesa S.A.	117,394	2,900,619
Ferrovial S.A.	177,000	4,604,435
Grifols S.A.	109,912	3,562,095
Iberdrola S.A.	2,173,223	20,618,217
Iberdrola S.A. — Interim Shares *(b)	50,540	479,493
Industria de Diseno Textil S.A.	403,859	12,084,395
Mapfre S.A.	369,050	1,015,934
Naturgy Energy Group S.A.	109,010	2,761,318
Red Electrica Corp. S.A.	158,702	2,992,142
Repsol S.A.	555,213	8,806,126
Siemens Gamesa Renewable Energy S.A.	90,348	1,264,202
Telefonica S.A.	1,718,527	13,101,393
		145,749,000

Sweden 2.5%
Alfa Laval AB	111,012	2,073,718
Assa Abloy AB, Class B	369,829	8,482,817
Atlas Copco AB, A Shares	249,897	7,632,886
Atlas Copco AB, B Shares	146,046	3,984,231
Boliden AB	97,186	2,203,916
Electrolux AB, B Shares	85,983	1,986,821
Epiroc AB, Class A	249,652	2,735,634
Security	Number of Shares	Value ($)
Epiroc AB, Class B	156,605	1,627,697
Essity AB, Class B	222,284	6,602,521
Hennes & Mauritz AB, B Shares	297,140	5,180,663
Hexagon AB, B Shares	95,676	4,635,726
Husqvarna AB, B Shares	154,895	1,371,571
ICA Gruppen AB	32,360	1,437,590
Industrivarden AB, C Shares	63,794	1,385,915
Investor AB, B Shares	171,468	8,152,704
Kinnevik AB, Class B	91,959	2,338,821
LE Lundbergfortagen AB, B Shares	28,402	1,051,738
Lundin Petroleum AB	67,414	2,120,414
Millicom International Cellular S.A. SDR	25,286	1,299,060
Nordea Bank Abp	1,128,557	7,242,389
Sandvik AB	421,358	6,465,989
Securitas AB, B Shares	117,554	1,820,473
Skandinaviska Enskilda Banken AB, A Shares	597,275	5,615,608
Skanska AB, B Shares	129,748	2,422,525
SKF AB, B Shares	140,385	2,302,706
Svenska Handelsbanken AB, A Shares	565,048	5,084,257
Swedbank AB, A Shares	332,045	4,521,698
Swedish Match AB	63,050	2,405,612
Tele2 AB, B Shares	185,580	2,651,822
Telefonaktiebolaget LM Ericsson, B Shares	1,127,557	9,865,302
Telia Co. AB	1,060,626	4,718,353
Volvo AB, B Shares	554,085	8,230,994
		129,652,171

Switzerland 9.3%
ABB Ltd.	678,742	12,812,716
Adecco Group AG	58,339	3,182,921
Alcon, Inc. *	159,572	9,240,752
Baloise Holding AG	18,027	3,255,973
Barry Callebaut AG	830	1,619,300
Chocoladefabriken Lindt & Spruengli AG	37	3,061,787
Chocoladefabriken Lindt & Spruengli AG — Participation Certificates	403	2,970,178
Cie Financiere Richemont S.A.	193,268	16,561,761
Clariant AG *	70,720	1,292,272
Credit Suisse Group AG *	942,526	11,396,115
Dufry AG *	15,251	1,337,537
EMS-Chemie Holding AG	3,192	1,994,931
Geberit AG	13,838	6,388,201
Givaudan S.A.	3,399	9,039,946
Julius Baer Group Ltd. *	82,605	3,529,927
Kuehne & Nagel International AG	20,383	3,001,260
LafargeHolcim Ltd. *	187,322	9,194,231
Lonza Group AG *	27,446	9,401,726
Nestle S.A.	1,135,065	120,415,839
Novartis AG	803,855	73,712,557
Pargesa Holding S.A.	14,867	1,115,851
Partners Group Holding AG	6,802	5,409,563
Roche Holding AG	260,518	69,731,568
Schindler Holding AG	22,626	5,176,752
SGS S.A.	1,971	4,867,318
Sika AG	46,658	6,736,208
Sonova Holding AG	20,108	4,623,964
Straumann Holding AG	3,832	3,126,157
Swiss Life Holding AG	12,833	6,201,406
Swiss Prime Site AG *	27,291	2,402,821
Swiss Re AG	111,740	10,820,544
Swisscom AG	9,502	4,605,067
Temenos AG *	23,290	4,100,033

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Swatch Group AG	22,524	1,228,264
The Swatch Group AG — Bearer Shares	11,005	3,196,644
UBS Group AG *	1,419,638	15,845,764
Vifor Pharma AG	16,966	2,511,076
Zurich Insurance Group AG	56,131	19,524,134
		474,633,064

United Kingdom 16.5%
3i Group plc	355,856	4,795,167
Admiral Group plc	69,074	1,816,516
Anglo American plc	393,645	9,646,033
Antofagasta plc	147,159	1,660,369
Ashtead Group plc	175,313	4,820,609
Associated British Foods plc	130,474	3,834,834
AstraZeneca plc	468,763	40,498,217
Auto Trader Group plc	334,934	2,198,701
Aviva plc	1,441,221	7,075,841
BAE Systems plc	1,176,249	7,814,680
Barclays plc	6,396,072	11,972,346
Barratt Developments plc	376,420	2,938,795
BHP Group plc	785,349	18,725,488
BP plc	7,488,238	49,547,761
British American Tobacco plc	848,415	30,231,174
BT Group plc	3,086,608	7,229,921
Bunzl plc	120,810	3,148,870
Burberry Group plc	152,439	4,203,319
Carnival plc	60,193	2,717,062
Centrica plc	2,042,688	1,880,471
Coca-Cola HBC AG *	71,813	2,471,030
Compass Group plc	587,618	14,867,031
Croda International plc	48,103	2,732,436
DCC plc	36,496	3,077,659
Diageo plc	894,723	37,310,107
Direct Line Insurance Group plc	514,493	2,012,542
easyJet plc	53,857	631,146
Evraz plc	184,834	1,447,764
Experian plc	338,546	10,267,816
Ferguson plc *	87,180	6,487,301
Fresnillo plc	85,522	617,263
G4S plc	544,069	1,262,757
GlaxoSmithKline plc	1,842,097	38,096,265
Glencore plc *	4,097,221	13,139,044
GVC Holdings plc	211,902	1,518,044
Halma plc	137,236	3,314,176
Hargreaves Lansdown plc	104,346	2,650,906
HSBC Holdings plc	7,418,754	59,412,996
Imperial Brands plc	352,444	8,945,043
Informa plc	456,703	4,835,456
InterContinental Hotels Group plc	65,201	4,529,818
Intertek Group plc	59,370	4,109,846
Investec plc	241,081	1,371,682
ITV plc	1,343,280	1,804,226
J. Sainsbury plc	664,952	1,586,730
John Wood Group plc	258,202	1,663,778
Johnson Matthey plc	69,746	2,719,528
Kingfisher plc	773,561	2,088,527
Land Securities Group plc	270,608	2,618,872
Legal & General Group plc	2,221,678	7,045,602
Lloyds Banking Group plc	26,455,045	17,113,334
London Stock Exchange Group plc	116,686	9,371,264
Marks & Spencer Group plc	732,484	1,841,047
Meggitt plc	293,141	2,115,405
Melrose Industries plc	1,772,402	4,000,153
Merlin Entertainments plc	273,561	1,496,470
Micro Focus International plc	131,642	2,772,919
Mondi plc	177,530	3,867,630
National Grid plc	1,265,509	12,970,534
Security	Number of Shares	Value ($)
Next plc	51,181	3,767,411
NMC Health plc	35,412	1,057,514
Ocado Group plc *	163,668	2,470,483
Pearson plc	284,312	3,010,683
Persimmon plc	114,778	2,800,420
Prudential plc	960,302	19,757,473
Reckitt Benckiser Group plc	261,629	20,224,779
RELX plc	728,009	17,267,140
Rentokil Initial plc	679,981	3,592,615
Rio Tinto plc	423,876	23,936,895
Rolls-Royce Holdings plc *	635,159	6,638,896
Royal Bank of Scotland Group plc	1,817,506	4,788,301
Royal Dutch Shell plc, A Shares	1,639,223	51,628,096
Royal Dutch Shell plc, B Shares	1,385,339	43,755,932
RSA Insurance Group plc	380,881	2,590,516
Schroders plc	45,614	1,645,467
Segro plc	411,238	3,815,602
Severn Trent plc	92,380	2,259,142
Smith & Nephew plc	328,615	7,439,452
Smiths Group plc	150,224	2,987,623
Spirax-Sarco Engineering plc	28,199	3,074,911
SSE plc	387,064	5,160,213
St. James’s Place plc	202,239	2,413,281
Standard Chartered plc	1,035,029	8,517,976
Standard Life Aberdeen plc	926,946	3,362,072
Taylor Wimpey plc	1,201,875	2,354,876
Tesco plc	3,604,348	9,763,121
The Berkeley Group Holdings plc	45,035	2,118,123
The British Land Co., plc	338,078	2,087,068
The Sage Group plc	399,694	3,485,489
The Weir Group plc	95,039	1,718,194
TUI AG	165,147	1,639,822
Unilever plc	410,817	24,715,636
United Utilities Group plc	252,020	2,408,681
Vodafone Group plc	9,909,231	18,034,622
Whitbread plc	49,958	2,744,363
WM Morrison Supermarkets plc	876,866	2,070,575
WPP plc	463,848	5,463,862
		843,507,646
Total Common Stock
(Cost $4,312,430,174)		5,040,805,440

Preferred Stock 0.5% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	20,602	1,223,169
Fuchs Petrolub SE	23,960	918,119
Henkel AG & Co. KGaA	66,290	6,835,490
Porsche Automobil Holding SE	56,915	3,730,557
Sartorius AG	12,798	2,588,785
Volkswagen AG	68,476	11,441,699
Total Preferred Stock
(Cost $25,624,705)		26,737,819

Other Investment Company 0.0% of net assets

United States 0.0%
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.26% (c)	727,711	727,711
Total Other Investment Company
(Cost $727,711)		727,711

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Barclays Capital, Inc.
U.S. Dollar
1.75%, 08/01/19 (d)	6,492,479	6,492,479
BNP Paribas
Euro
(0.58%), 08/01/19 (d)	312,767	346,233
Hong Kong Dollar
0.87%, 08/01/19 (d)	313,838	40,091
Brown Brothers Harriman
Australian Dollar
0.37%, 08/01/19 (d)	15,922	10,888
New Zealand Dollar
0.75%, 08/01/19 (d)	30,669	20,137
Norwegian Krone
0.60%, 08/01/19 (d)	184,770	20,862
Singapore Dollar
0.75%, 08/01/19 (d)	16,070	11,695
Swedish Krona
(0.55%), 08/01/19 (d)	133,497	13,819
Citibank
Pound Sterling
0.37%, 08/01/19 (d)	1,350,387	1,642,205
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.26%), 08/01/19 (d)	8,713,830	80,098
Total Short-Term Investments
(Cost $8,678,507)		8,678,507

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	338	31,861,570	(446,557)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $690,967.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$2,777,189,917	$—	$2,777,189,917
Finland	2,507,534	48,119,786	—	50,627,320
France	61,264,659	509,234,250	—	570,498,909
Germany	42,620,185	366,922,771	—	409,542,956
Hong Kong	5,798,940	13,169,883	179,008,409	197,977,232
Ireland	12,841,130	14,170,431	—	27,011,561
Israel	12,626,397	17,721,681	—	30,348,078
Netherlands	18,662,192	167,630,454	—	186,292,646
Norway	980,889	32,432,064	—	33,412,953
Portugal	—	7,869,633	—*	7,869,633
Spain	—	145,269,507	479,493	145,749,000
Sweden	8,679,979	120,972,192	—	129,652,171
Switzerland	6,031,965	468,601,099	—	474,633,064
Preferred Stock
Germany	11,441,699	15,296,120	—	26,737,819
Other Investment Company[1]	727,711	—	—	727,711
Short-Term Investments[1]	—	8,678,507	—	8,678,507
Liabilities
Futures Contracts[2]	(446,557)	—	—	(446,557)
Total	$183,736,723	$4,713,278,295	$179,487,902	$5,076,502,920
*	Level 3 amount shown includes securities determined to have no value at July 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2018	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2019
Common Stock
Hong Kong	$—	($995,229)	$26,883,262	$27,868,860	($5,027,475)	$130,278,991	$—	$179,008,409
Spain	—	—	(8,460)	487,953	—	—	—	479,493
Preferred Stock
United Kingdom	31,346	(366)	254	—	(31,234)	—	—	—
Total	$31,346	($995,595)	$26,875,056	$28,356,813	($5,058,709)	$130,278,991	$—	$179,487,902
The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities from an early market exchange closure. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JUL19